UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (312) 557-7547

Date of fiscal year end:     November 30

Date of reporting period:     May 31, 2008

Item 1.	Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	DIVERSIFIED ASSETS PORTFOLIO

19	GOVERNMENT PORTFOLIO

22	GOVERNMENT SELECT PORTFOLIO

24	TAX-EXEMPT PORTFOLIO

31	MUNICIPAL PORTFOLIO

50	ABBREVIATIONS AND OTHER INFORMATION

51	NOTES TO THE FINANCIAL STATEMENTS

57	SHAREHOLDER MEETING RESULTS

58	FUND EXPENSES

60	TRUSTEES AND OFFICERS

60	APPROVAL OF ADVISORY AGREEMENT

64	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2008 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO		GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TAX–EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost	$7,934,807	(1)	$4,785,067	$11,860,221	$837,166	$4,222,300
Repurchase agreements, at cost which approximates fair value	2,121,850		1,974,268	–	–	–
Cash	–		62,001	–	73	1,068
Interest income receivable	44,898		10,185	21,270	5,687	20,659
Dividend income receivable	–		–	–	95	285
Receivable for fund shares sold	250,000		38,676	–	–	–
Receivable for securities sold	–		–	–	3,430	4,406
Receivable from affiliated administrator	224		66	104	21	72
Prepaid and other assets	101		122	143	16	45
Total Assets	10,351,880		6,870,385	11,881,738	846,488	4,248,835
LIABILITIES:
Cash overdraft	250,076		–	14	–	–
Payable for fund shares redeemed	–		100,000	–	–	–
Payable for securities purchased	50,000		198,605	–	–	–
Distributions payable to shareholders	19,766		10,552	18,509	1,519	7,133
Payable to affiliates:
Investment advisory fees	2,268		1,426	966	198	360
Co-administration fees	907		571	966	79	360
Custody and accounting fees	190		–	–	13	49
Transfer agent fees	7		35	25	1	–
Trustee fees	67		22	38	6	12
Accrued other liabilities	155		43	262	8	58
Total Liabilities	323,436		311,254	20,780	1,824	7,972
Net Assets	$10,028,444		$6,559,131	$11,860,958	$844,664	$4,240,863
ANALYSIS OF NET ASSETS:
Capital stock	$10,047,278		$6,559,056	$11,860,814	$844,506	$4,240,765
Accumulated undistributed net investment income	–		–	–	4	5
Accumulated undistributed net realized gains	3,662		75	144	154	93
Net unrealized depreciation	(22,496)		–	–	–	–
Net Assets	$10,028,444		$6,559,131	$11,860,958	$844,664	$4,240,863
Net Assets:
Shares	$9,887,609		$6,432,483	$11,326,494	$842,461	$4,160,762
Service Shares	136,527		122,166	142,986	2,203	78,928
Premier Shares	4,308		4,482	391,478	–	1,173
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	9,906,190		6,432,379	11,326,350	842,294	4,160,670
Service Shares	136,773		122,163	142,982	2,203	78,922
Premier Shares	4,316		4,482	391,474	–	1,173
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00		$1.00	$1.00	$1.00	$1.00
Service Shares	1.00		1.00	1.00	1.00	1.00
Premier Shares	1.00		1.00	1.00	–	1.00
(1)	Certain defaulted securities reflect the fair market value rather than amortized cost. Investments at cost are $7,957,303.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TAX–EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$225,473	$92,946	$161,823	$12,226	$53,426
Dividend income	–	–	–	433	1,635
Total Investment Income	225,473	92,946	161,823	12,659	55,061
EXPENSES:
Investment advisory fees	15,412	7,380	10,550	1,167	4,148
Co-administration fees	6,165	2,952	5,271	467	2,074
Custody and accounting fees	767	182	373	59	231
Transfer agent fees	62	52	101	8	14
Registration fees	47	25	34	20	44
Printing fees	48	11	27	3	14
Professional fees	131	39	91	10	47
Trustee fees and expenses	105	31	74	8	39
Shareholder servicing fees	202	228	895	5	84
Other	177	68	126	15	52
Total Expenses	23,116	10,968	17,542	1,762	6,747
Less voluntary waivers of investment advisory fees	–	–	(5,279)	–	(2,074)
Less expenses reimbursed by administrator	(1,323)	(206)	(639)	(107)	(317)
Less custodian credits	–	(117)	(66)	(8)	(109)
Net Expenses	21,793	10,645	11,558	1,647	4,247
Net Investment Income	203,680	82,301	150,265	11,012	50,814
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on investments	3,680	85	144	154	93
Net change in unrealized depreciation on investments	(22,496)	–	–	–	–
Net Gains (Losses) on Investments	(18,816)	85	144	154	93
Net Increase in Net Assets Resulting from Operations	$184,864	$82,386	$150,409	$11,166	$50,907

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		GOVERNMENT PORTFOLIO

Amounts in thousands	2008	2007	2008	2007
OPERATIONS:
Net investment income	$203,680	$699,910	$82,301	$144,521
Net realized gains (losses) on investment transactions	3,680	(18)	85	16
Net change in unrealized depreciation	(22,496)	—	—	—
Net Increase in Net Assets Resulting from Operations	184,864	699,892	82,386	144,537
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(4,944,344)	2,309,540	3,488,263	58,846
Net increase (decrease) in net assets resulting from Service Shares transactions	(73,066)	78,748	(57,273)	75,232
Net increase (decrease) in net assets resulting from Premier Shares transactions	(10,390)	(7,958)	280	87
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,027,800)	2,380,330	3,431,270	134,165
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(201,342)	(690,565)	(79,856)	(137,553)
Total Distributions to Shares Shareholders	(201,342)	(690,565)	(79,856)	(137,553)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(2,239)	(7,694)	(2,392)	(6,800)
Total Distributions to Service Shares Shareholders	(2,239)	(7,694)	(2,392)	(6,800)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income	(99)	(1,741)	(53)	(168)
Total Distributions to Premier Shares Shareholders	(99)	(1,741)	(53)	(168)
Total Increase (Decrease) in Net Assets	(5,046,616)	2,380,222	3,431,355	134,181
NET ASSETS:
Beginning of Period	15,075,060	12,694,838	3,127,776	2,993,595
End of Period	$10,028,444	$15,075,060	$6,559,131	$3,127,776
Accumulated Undistributed Net Investment Income	$ –	$ –	$ –	$ –

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2007

GOVERNMENT SELECT PORTFOLIO		TAX-EXEMPT PORTFOLIO		MUNICIPAL PORTFOLIO

2008	2007	2008	2007	2008	2007

$150,265	$307,017	$11,012	$26,568	$50,814	$138,589
144	23	154	25	93	47
—	—	—	—	—	—
150,409	307,040	11,166	26,593	50,907	138,636

3,321,192	3,291,749	(91,301)	384,241	104,927	1,601,808
58,078	16,610	(1,645)	(176)	32,269	(8,522)
150,130	(28,970)	–	–	841	(91)
3,529,400	3,279,389	(92,946)	384,065	138,037	1,593,195

(145,271)	(294,727)	(10,972)	(26,436)	(50,148)	(137,241)
(145,271)	(294,727)	(10,972)	(26,436)	(50,148)	(137,241)

(1,954)	(3,401)	(46)	(132)	(702)	(1,536)
(1,954)	(3,401)	(46)	(132)	(702)	(1,536)

(3,059)	(8,884)	–	–	(6)	(14)
(3,059)	(8,884)	–	–	(6)	(14)
3,529,525	3,279,417	(92,798)	384,090	138,088	1,593,040

8,331,433	5,052,016	937,462	553,372	4,102,775	2,509,735
$11,860,958	$8,331,433	$844,664	$937,462	$4,240,863	$4,102,775
$ –	$19	$4	$10	$5	$47

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO	SHARES
Selected per share data	2008	2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05		0.05		0.03	0.01	0.01
Net realized and unrealized gains (losses)	– (3)	–		–		–	–	–
Total from Investment Operations	0.02	0.05		0.05		0.03	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)		(0.05)		(0.03)	(0.01)	(0.01)
Total Distributions Paid	(0.02)	(0.05)		(0.05)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.63%	5.07%		4.70%		2.78%	1.00%	0.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$9,887,609	$14,850,616		$12,541,081		$10,608,494	$9,278,804	$10,211,783
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.35%	0.35	%(4)	0.35	%(4)	0.35%	0.35%	0.35%
Expenses, before reimbursements and credits	0.37%	0.37%		0.37%		0.37%	0.37%	0.37%
Net investment income, net of reimbursements and credits	3.32%	4.96%		4.61%		2.75%	0.99%	0.97%
Net investment income, before reimbursements and credits	3.30%	4.94%		4.59%		2.73%	0.97%	0.95%

	SERVICE
Selected per share data	2008	2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05		0.04		0.02	0.01	0.01
Net realized and unrealized gains (losses)	– (3)	–		–		–	–	–
Total from Investment Operations	0.01	0.05		0.04		0.02	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.05)		(0.04)		(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.05)		(0.04)		(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.49%	4.80%		4.43%		2.51%	0.74%	0.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$136,527	$209,839		$131,092		$123,798	$109,686	$82,872
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.61%	0.61	%(4)	0.61	%(4)	0.61%	0.61%	0.61%
Expenses, before reimbursements and credits	0.63%	0.63%		0.63%		0.63%	0.63%	0.63%
Net investment income, net of reimbursements and credits	3.06%	4.70%		4.35%		2.49%	0.73%	0.71%
Net investment income, before reimbursements and credits	3.04%	4.68%		4.33%		2.47%	0.71%	0.69%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(4)	The net expense ratio includes custodian credits of approximately $859,000 and $806,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

DIVERSIFIED ASSETS PORTFOLIO	PREMIER
Selected per share data	2008	2007		2006		2005	2004(5)	2003(5)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.04		0.04		0.02	–	–
Net realized and unrealized gains (losses)	– (3)	–		–		–	–	–
Total from Investment Operations	0.01	0.04		0.04		0.02	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.04)		(0.04)		(0.02)	–	–
Total Distributions Paid	(0.01)	(0.04)		(0.04)		(0.02)	–	–
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.36%	4.53%		4.17%		2.25%	0.48%	0.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,308	$14,705		$22,665		$49,184	$12,196	$20,392
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.87%	0.87	%(4)	0.87	%(4)	0.87%	0.87%	0.87%
Expenses, before reimbursements and credits	0.89%	0.89%		0.89%		0.89%	0.89%	0.89%
Net investment income, net of reimbursements and credits	2.80%	4.44%		4.09%		2.23%	0.47%	0.45%
Net investment income, before reimbursements and credits	2.78%	4.42%		4.07%		2.21%	0.45%	0.43%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(4)	The net expense ratio includes custodian credits of approximately $859,000 and $806,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS   continued

GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2008	2007		2006		2005		2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05		0.05		0.03		0.01	0.01
Total from Investment Operations	0.01	0.05		0.05		0.03		0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.05)		(0.05)		(0.03)		(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.05)		(0.05)		(0.03)		(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(1)	1.49%	4.93%		4.65%		2.74%		0.96%	0.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,432,483	$2,944,139		$2,885,277		$2,768,848		$2,441,013	$3,081,385
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.35%	0.35	%(3)	0.35	%(3)	0.35	%(3)	0.35%	0.35%
Expenses, before reimbursements and credits	0.36%	0.37%		0.38%		0.37%		0.38%	0.37%
Net investment income, net of reimbursements and credits	2.79%	4.87%		4.57%		2.74%		0.95%	0.91%
Net investment income, before reimbursements and credits	2.78%	4.85%		4.54%		2.72%		0.92%	0.89%

	SERVICE
Selected per share data	2008	2007		2006		2005		2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05		0.04		0.02		0.01	0.01
Total from Investment Operations	0.01	0.05		0.04		0.02		0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.05)		(0.04)		(0.02)		(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.05)		(0.04)		(0.02)		(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(1)	1.36%	4.67%		4.38%		2.48%		0.71%	0.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$122,166	$179,435		$104,203		$87,499		$80,782	$26,684
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.61%	0.61	%(3)	0.61	%(3)	0.61	%(3)	0.61%	0.61%
Expenses, before reimbursements and credits	0.62%	0.63%		0.64%		0.63%		0.64%	0.63%
Net investment income, net of reimbursements and credits	2.53%	4.61%		4.31%		2.48%		0.69%	0.65%
Net investment income, before reimbursements and credits	2.52%	4.59%		4.28%		2.46%		0.66%	0.63%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $348,000, $342,000 and $241,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT PORTFOLIO	PREMIER
Selected per share data	2008	2007		2006		2005		2004(4)	2003(4)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.04		0.04		0.02		–	–
Total from Investment Operations	0.01	0.04		0.04		0.02		–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.04)		(0.04)		(0.02)		–	–
Total Distributions Paid	(0.01)	(0.04)		(0.04)		(0.02)		–	–
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(1)	1.23%	4.40%		4.10%		2.22%		0.45%	0.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,482	$4,202		$4,115		$16,070		$3,637	$101,104
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.87%	0.87	%(3)	0.87	%(3)	0.87	%(3)	0.87%	0.87%
Expenses, before reimbursements and credits	0.88%	0.89%		0.90%		0.89%		0.90%	0.89%
Net investment income, net of reimbursements and credits	2.27%	4.35%		4.05%		2.22%		0.43%	0.39%
Net investment income, before reimbursements and credits	2.26%	4.33%		4.02%		2.20%		0.40%	0.37%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $348,000, $342,000 and $241,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS   continued

GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2008	2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05		0.05		0.03	0.01	0.01
Total from Investment Operations	0.01	0.05		0.05		0.03	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.05)		(0.05)		(0.03)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.05)		(0.05)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.49%	5.03%		4.72%		2.85%	1.06%	0.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$11,326,494	$8,005,182		$4,713,406		$4,060,096	$4,220,463	$5,390,753
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20	%(3)	0.20	%(3)	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.31%	0.32%		0.32%		0.33%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	2.87%	4.90%		4.64%		2.80%	1.04%	0.98%
Net investment income, before waivers, reimbursements and credits	2.76%	4.78%		4.52%		2.67%	0.92%	0.86%

	SERVICE
Selected per share data	2008	2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05		0.04		0.03	0.01	0.01
Total from Investment Operations	0.01	0.05		0.04		0.03	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.05)		(0.04)		(0.03)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.05)		(0.04)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.36%	4.75%		4.45%		2.58%	0.80%	0.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$142,986	$84,905		$68,295		$69,519	$116,841	$181,912
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.46%	0.46	%(3)	0.46	%(3)	0.46%	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.57%	0.58%		0.58%		0.59%	0.58%	0.58%
Net investment income, net of waivers, reimbursements and credits	2.61%	4.64%		4.38%		2.54%	0.78%	0.72%
Net investment income, before waivers, reimbursements and credits	2.50%	4.52%		4.26%		2.41%	0.66%	0.60%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $380,000 and $416,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT SELECT PORTFOLIO	PREMIER
Selected per share data	2008	2007		2006		2005	2004	2003(4)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.04		0.04		0.02	0.01	–
Total from Investment Operations	0.01	0.04		0.04		0.02	0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.04)		(0.04)		(0.02)	(0.01)	–
Total Distributions Paid	(0.01)	(0.04)		(0.04)		(0.02)	(0.01)	–
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.23%	4.48%		4.18%		2.32%	0.54%	0.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$391,478	$241,346		$270,315		$272,055	$168,520	$217,688
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.72%	0.72	%(3)	0.72	%(3)	0.72%	0.72%	0.72%
Expenses, before waivers, reimbursements and credits	0.83%	0.84%		0.84%		0.85%	0.84%	0.84%
Net investment income, net of waivers, reimbursements and credits	2.35%	4.38%		4.12%		2.28%	0.52%	0.46%
Net investment income, before waivers, reimbursements and credits	2.24%	4.26%		4.00%		2.15%	0.40%	0.34%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $380,000 and $416,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS   continued

TAX-EXEMPT PORTFOLIO	SHARES
Selected per share data	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.03	0.03	0.02	0.01	0.01
Total from Investment Operations	0.01	0.03	0.03	0.02	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	1.20%	3.36%	3.11%	1.98%	0.86%	0.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$842,461	$933,614	$549,349	$685,136	$616,369	$576,067
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses, before reimbursements and credits	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income, net of reimbursements and credits	2.36%	3.32%	3.00%	1.96%	0.86%	0.83%
Net investment income, before reimbursements and credits	2.33%	3.29%	2.97%	1.93%	0.83%	0.80%

	SERVICE
Selected per share data	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.03	0.03	0.02	0.01	0.01
Total from Investment Operations	0.01	0.03	0.03	0.02	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	1.07%	3.10%	2.82%	1.72%	0.60%	0.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,203	$3,848	$4,023	$4,769	$4,347	$9,714
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses, before reimbursements and credits	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income, net of reimbursements and credits	2.10%	3.06%	2.74%	1.70%	0.60%	0.57%
Net investment income, before reimbursements and credits	2.07%	3.03%	2.71%	1.67%	0.57%	0.54%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2008		2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.03	0.03		0.02	0.01	0.01
Total from Investment Operations	0.01		0.03	0.03		0.02	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.03)	(0.03)		(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.01)		(0.03)	(0.03)		(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.24%		3.52%	3.24%		2.13%	1.01%	0.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,160,762		$4,055,785	$2,454,129		$1,095,146	$1,237,629	$666,525
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.20	%(3)	0.20%	0.20	%(3)	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.32%		0.32%	0.32%		0.32%	0.33%	0.33%
Net investment income, net of waivers, reimbursements and credits	2.46%		3.47%	3.23%		2.12%	1.03%	0.90%
Net investment income, before waivers, reimbursements and credits	2.34%		3.35%	3.11%		2.00%	0.90%	0.77%

	SERVICE
Selected per share data	2008		2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.03	0.03		0.02	0.01	0.01
Total from Investment Operations	0.01		0.03	0.03		0.02	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.03)	(0.03)		(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.01)		(0.03)	(0.03)		(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(1)	1.11%		3.26%	2.98%		1.87%	0.75%	0.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$78,928		$46,658	$55,183		$89,445	$74,568	$30,399
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.46	%(3)	0.46%	0.46	%(3)	0.46%	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.58%		0.58%	0.58%		0.58%	0.59%	0.59%
Net investment income, net of waivers, reimbursements and credits	2.20%		3.21%	2.97%		1.86%	0.77%	0.64%
Net investment income, before waivers, reimbursements and credits	2.08%		3.09%	2.85%		1.74%	0.64%	0.51%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $109,000 and $166,000, which represents 0.01% of average net assets for the period ended May 31, 2008 and for the fiscal year ended November 30, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	PREMIER
Selected per share data	2008		2007	2006		2005(4)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.03	0.03		–
Total from Investment Operations	0.01		0.03	0.03		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.03)	(0.03)		–
Total Distributions Paid	(0.01)		(0.03)	(0.03)		–
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total Return(1)	0.97%		2.98%	2.71%		0.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,173		$332	$423		$292
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.72	%(3)	0.72%	0.72	%(3)	0.72%
Expenses, before waivers, reimbursements and credits	0.84%		0.84%	0.84%		0.84%
Net investment income, net of waivers, reimbursements and credits	1.94%		2.95%	2.71%		2.26%
Net investment income, before waivers, reimbursements and credits	1.82%		2.83%	2.59%		2.14%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $109,000 and $166,000, which represents 0.01% of average net assets for the period ended May 31, 2008 and for the fiscal year ended November 30, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	For the period November 9, 2005 (commencement of operations) through November 30, 2005. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 15.3%
Domestic Depository Institutions – 2.2%
Bank of America, New York, 2.86%, 7/30/08	$65,000	$65,000
Citibank, New York, 2.32%, 6/23/08	75,000	75,000
HSBC Bank USA, 4.93%, 7/9/08	75,000	75,000
		215,000
Foreign Depository Institutions – 13.1%
Allied Irish Bank, London, 5.44%, 6/16/08	50,000	50,000
Bank of Scotland PLC, Halifax Branch, 5.00%, 10/14/08	10,000	10,000
Bank of Scotland PLC, London Branch, 2.94%, 8/4/08	50,000	50,000
Bank of Scotland PLC, New York Branch, 5.35%, 6/4/08	40,000	40,000
4.60%, 7/29/08	75,000	75,000
Barclays Bank, New York Branch, 4.43%, 7/7/08	65,000	65,000
4.77%, 7/25/08	90,000	90,000
BNP Paribas S.A., London Branch, 2.35%, 6/30/08	40,000	40,000
2.93%, 8/5/08	50,000	50,000
Credit Agricole S.A., London Branch, 2.37%, 6/30/08	65,000	65,000
4.91%, 10/9/08	50,000	50,000
4.97%, 10/14/08	10,000	10,000
Deutsche Bank, London Branch, FRCD, 2.16%, 6/1/08	30,000	30,000
Deutsche Bank, New York Branch, 2.85%, 8/4/08	75,000	75,000
Lloyds Bank, London Branch, 2.31%, 6/27/08	50,000	50,000
Lloyds Bank, New York Branch, 2.31%, 6/23/08	75,000	75,000
4.90%, 7/9/08	40,000	40,000
National Australia Bank, London Branch, 5.40%, 6/12/08	43,000	43,000
2.85%, 8/8/08	45,000	45,000
Rabobank Nederland, New York Branch, 2.27%, 6/27/08	75,000	75,000
Royal Bank of Canada, New York Branch, 2.90%, 8/4/08	50,000	50,000
2.85%, 8/5/08	30,000	30,000
Societe Generale, London Branch, 2.37%, 6/30/08	20,000	20,000
4.40%, 7/8/08	75,000	75,000
3.77%, 7/22/08	65,000	65,000
UBS AG, Stamford Branch, 4.90%, 6/11/08	50,000	50,006
		1,318,006
Total Certificates of Deposit
(Cost $1,533,006)		1,533,006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 7.8%
Auto Receivables – 0.6%
FCAR1 Owner Trust, 2.85%, 6/20/08	$60,000	$59,910
Credit Arbitrage – 0.5%
Scaldis Capital LLC, 2.53%, 6/23/08	50,000	49,923
Multi-Seller Conduits – 4.0%
Amstel Funding Corp., (1) 2.60%, 6/2/08	66,597	66,592
2.51%, 6/23/08	125,000	124,808
Clipper Receivables Corp., 2.75%, 6/2/08	80,000	79,994
Sheffield Receivables Corp., 2.40%, 6/4/08	85,000	84,983
Versailles, 3.25%, 6/2/08	50,000	49,995
		406,372
Non-Depository Personal Credit – 2.7%
General Electric Capital Corp., 2.35%, 6/2/08	81,000	80,995
2.52%, 7/11/08	100,000	99,720
2.84%, 7/29/08	90,000	89,588
		270,303
Total Commercial Paper
(Cost $786,508)		786,508

CORPORATE NOTES/BONDS – 21.9%
Bank Holding Companies – 0.7%
Citigroup Funding, Inc., FRN, 2.69%, 8/13/08	40,000	40,000
HSBC USA, Inc., FRN, 2.52%, 6/16/08	30,000	30,000
		70,000
Chemicals and Allied Products – 0.4%
BASF Finance Europe N.V., FRN, (1) 2.81%, 7/21/08	40,000	40,000
Credit Arbitrage – 1.2%
Mazarin Funding Corp., FRN, (1) 2.89%, 7/25/08	55,000	54,994
2.62%, 8/26/08	60,000	59,980
		114,974
Domestic Depository Institutions – 1.7%
Bank of America, N.A., 2.25%, 6/20/08	100,000	100,000
National City Bank, FRN, 2.16%, 6/1/08	35,000	35,000
2.89%, 7/25/08	40,000	40,000
		175,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 21.9% – continued
Foreign Depository Institutions – 7.0%
Allied Irish Banks PLC, FRN, (1) 2.48%, 6/19/08	$50,000	$50,000
Australia and New Zealand Banking Group, FRN, (1) 3.00%, 6/5/08	80,000	80,000
2.71%, 6/9/08	20,000	20,000
2.42%, 6/23/08 (2)	25,000	25,000
Bank of Nova Scotia, FRN, 2.32%, 6/30/08	50,000	49,997
Commonwealth Bank Australia, FRN, (1) 2.90%, 7/21/08	45,000	45,000
Credit Agricole, London Branch, FRN, (1) 2.59%, 6/23/08	60,000	60,000
Danske Bank, FRN, (1) 2.47%, 6/20/08	40,000	39,999
Nordea Bank Finland, New York, FRN, (1) 2.61%, 6/11/08	83,290	83,290
Royal Bank of Canada, FRN, 2.65%, 6/10/08	28,000	28,001
Royal Bank of Scotland PLC, FRN, (1) 2.48%, 6/23/08	75,000	75,000
UBS AG, Stamford, FRN, 2.48%, 6/16/08	50,000	50,000
Westpac Banking Corp., FRN, 3.00%, 6/11/08	20,000	20,000
Westpac Banking Corp., New York, FRN, (1) 2.71%, 6/6/08	78,000	78,000
		704,287
Insurance Carriers – 2.4%
Allstate Life Global Funding II, FRN, (1)(2) 2.61%, 6/16/08	30,000	30,000
Genworth Global Funding, FRN, (1)(2) 2.59%, 6/11/08	43,000	43,000
ING Verzekeringen N.V., FRN, (1)(2) 2.71%, 6/4/08	63,000	63,000
MET Life Global Funding I, FRN, (1) 2.61%, 6/16/08	55,000	55,000
2.43%, 6/23/08	50,000	50,000
		241,000
Non-Depository Personal Credit – 1.6%
General Electric Capital Corp., FRN, 2.41%, 6/24/08	83,000	83,000
HSBC Finance Corp., FRN, 2.74%, 6/6/08	35,000	35,000
2.45%, 6/24/08	40,000	40,000
		158,000
Security and Commodity Brokers – 4.1%
Bear Stearns Co., Inc., FRN, 2.82%, 6/5/08	25,000	25,000
Goldman Sachs Group LP, FRN, (1) 2.92%, 7/25/08	50,000	50,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 21.9% – continued
Security and Commodity Brokers – 4.1% – continued
Merrill Lynch & Co., FRN, 2.80%, 6/4/08	$55,000	$55,000
2.66%, 6/18/08	65,000	65,000
2.53%, 6/24/08	30,000	30,000
2.64%, 8/22/08	35,000	35,000
Morgan Stanley, FRN, 2.64%, 6/16/08	30,000	30,000
2.48%, 6/27/08	120,000	120,001
		410,001
Structured Investment Vehicles – 2.8%
Asscher Finance Corp., FRN, (1) 2.57%, 6/25/08	45,000	45,000
Beta Finance, Inc., FRN, (1) 2.90%, 7/28/08	25,000	25,001
CC USA, Inc., FRN, (1) 2.66%, 8/20/08	40,000	39,999
Links Finance LLC, MTN, FRN, (1) 2.68%, 7/14/08	40,000	40,000
Sigma Finance, Inc., MTN, (1) 5.37%, 6/3/08	25,000	25,000
2.77%, 6/17/08, FRN	40,000	40,000
Whistlejacket Capital LLC, FRN, (1)† 5.15%, 4/21/08	40,000	30,000
2.78%, 5/15/08	25,000	18,750
3.81%, 7/23/08	25,000	18,750
		282,500
Total Corporate Notes/Bonds
(Cost $2,218,258)		2,195,762

EURODOLLAR TIME DEPOSITS – 17.9%
Domestic Depository Institutions – 4.9%
Bank of America, Toronto, Canada, 2.30%, 6/2/08	101,000	101,000
Fifth Third Bank, Grand Cayman, 2.06%, 6/2/08	124,521	124,521
Wells Fargo Bank, N.A., San Francisco, Grand Cayman, 2.13%, 6/2/08	267,000	267,000
		492,521
Foreign Depository Institutions – 13.0%
CALYON, Grand Cayman, 2.34%, 6/2/08	122,000	122,000
Credit Agricole, London, 2.50%, 6/2/08	252,000	252,000
Credit Suisse First Boston, Grand Cayman, 2.19%, 6/2/08	200,000	200,000
Danske Bank, Copenhagen, Denmark, 2.32%, 6/2/08	187,000	187,000
Dexia Credit Local de France, Paris, 2.45%, 6/2/08	287,000	287,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS – 17.9% – continued
Foreign Depository Institutions – 13.0% – continued
Royal Bank of Scotland, London, 2.28%, 6/2/08	$253,000	$253,000
		1,301,000
Total Eurodollar Time Deposits
(Cost $1,793,521)		1,793,521

U.S. GOVERNMENT AGENCIES – 6.5% (3)
Fannie Mae – 0.9%
FNMA Discount Notes, 2.11%, 8/1/08	30,000	29,893
2.33%, 8/8/08	35,000	34,846
FNMA Note, 5.00%, 9/15/08	20,000	20,160
		84,899
Federal Home Loan Bank – 5.4%
FHLB Bonds, 2.74%, 2/12/09	70,000	70,000
2.56%, 2/13/09	24,000	24,057
2.39%, 3/18/09	40,000	40,053
2.13%, 3/27/09	12,000	11,997
2.20%, 4/1/09	24,000	23,977
2.30%, 4/3/09	38,000	38,010
2.22%, 4/7/09	24,000	24,000
2.25%, 4/17/09	24,000	24,000
2.52%, 4/21/09	25,000	25,000
2.32%, 4/24/09	35,000	35,000
2.45%, 4/28/09	30,000	30,000
2.63%, 5/5/09	30,000	30,000
2.38%, 5/27/09	40,000	39,933
2.64%, 6/3/09	50,000	50,000
FHLB Discount Note, 2.10%, 6/18/08	75,000	74,926
		540,953
Freddie Mac – 0.2%
FHLMC Note, 2.45%, 4/9/09	24,000	24,000
Total U.S. Government Agencies
(Cost $649,852)		649,852

U.S. GOVERNMENT OBLIGATIONS – 9.7%
U.S. Treasury Bill – 0.4%
1.12%, 7/24/08	42,000	41,931
U.S. Treasury Notes – 9.3%
5.13%, 6/30/08	14,000	14,034
3.25%, 8/15/08	57,000	57,234
4.13%, 8/15/08	228,000	229,124
4.63%, 9/30/08	207,000	208,851
3.13%, 10/15/08	46,000	46,318
4.88%, 10/31/08	253,000	256,256

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 9.7% – continued
U.S. Treasury Notes – 9.3% – continued
4.75%, 12/31/08	$80,000	$81,529
4.50%, 4/30/09	40,000	40,881
		934,227
Total U.S. Government Obligations
(Cost $976,158)		976,158

Investments, at Amortized Cost
(Cost $7,957,303)		7,934,807

REPURCHASE AGREEMENTS – 21.2%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements – 1.1% (4)
Morgan Stanley, New York Branch, dated 5/30/08, repurchase price $46,032 2.10%, 6/2/08	46,023	46,023
Societe Generale, New York Branch, dated 5/30/08, repurchase price $23,016 2.15%, 6/2/08	23,012	23,012
UBS Securities LLC, dated 5/30/08, repurchase price $34,524 2.15%, 6/2/08	34,518	34,518
		103,553
(Collateralized at a minimum of 102%)
Repurchase Agreements – 20.1% (5)
Bank of America, N.A., dated 5/30/08, repurchase price $880,170 2.32%, 6/2/08	880,000	880,000
Citigroup Global Markets, Inc., dated 5/30/08, repurchase price $290,056 2.32%, 6/2/08	290,000	290,000
Deutsche Bank Securities, Inc., dated 5/30/08, repurchase price $830,163 2.35%, 6/2/08	830,000	830,000
Lehman Brothers, Inc., dated 5/30/08, repurchase price $18,333 2.35%, 6/2/08	18,297	18,297
		2,018,297
Total Repurchase Agreements
(Cost $2,121,850)		2,121,850

CAPITAL SUPPORT AGREEMENT – 0.0%
Northern Trust Corp. (6)	—	—
Total Capital Support Agreement
(Cost $—)		—

Total Investments – 100.3%
(Cost $10,079,153) (7)		10,056,657
Liabilities less Other Assets – (0.3)%		(28,213)
NET ASSETS – 100.0%		$10,028,444

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security that has been deemed illiquid. At May 31, 2008, the value of these restricted illiquid securities amounted to approximately $161,000,000 or 1.6% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Allstate Life Global Funding II, FRN, 2.61%, 6/16/08	8/1/03	$30,000
Australia and New Zealand Banking Group, FRN, 2.42%, 6/23/08	5/31/05	25,000
Genworth Global Funding, FRN, 2.59%, 6/11/08	1/19/07	43,000
ING Verzekeringen N.V., FRN, 2.71%, 6/4/08	12/8/06	63,000

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% – 7.50%	11/15/16 – 4/15/29
U.S. Treasury Notes	1.88% – 3.50%	1/15/11 – 7/15/15

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	4.62% – 7.00%	5/1/28 – 6/1/38
FNMA	3.99% – 7.00%	9/1/12 – 3/1/48

(6) Investment in affiliate.

(7) The cost for federal income tax purposes was $10,079,153.

Percentages shown are based on Net Assets.

At May 31, 2008, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
0 – 14 Days	50.9%
15 – 30 Days	19.0
31 – 60 Days	10.6
61 – 90 Days	8.1
91 – 180 Days	5.9
181 – 364 Days	5.5
Total	100.0%

† – Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Institutional Fund Diversified Assets Portfolio (the “Portfolio”). Under the agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than July 31, 2008. The Portfolio treats the Agreement as an asset of the Portfolio in calculating its NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$—
Level 2	9,989,157	—
Level 3	67,500	—
Total	$10,056,657	$—

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Balance as of 11/30/07	$ —	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(22,496)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	89,996	—
Balance as of 5/31/08	$67,500	$—

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 64.2% (1)
Fannie Mae – 22.7%
FNMA Discount Notes, 1.83%, 6/2/08	$25,000	$24,999
2.01%, 6/2/08	50,000	49,997
2.12%, 6/2/08	50,000	49,997
2.76%, 6/2/08	93,700	93,693
3.45%, 6/12/08	135,000	134,858
2.77%, 6/27/08	125,000	124,750
5.01%, 6/27/08	20,000	19,928
1.76%, 7/1/08	35,000	34,949
1.92%, 7/1/08	59,000	58,906
1.94%, 7/1/08	100,000	99,838
2.12%, 7/1/08	20,000	19,965
2.00%, 7/30/08	55,000	54,820
2.10%, 8/1/08	125,000	124,555
2.12%, 8/1/08	160,000	159,425
2.00%, 8/18/08	55,000	54,762
2.17%, 9/2/08	150,000	149,168
2.27%, 11/26/08	25,000	24,719
2.28%, 11/26/08	50,000	49,436
2.23%, 12/1/08	50,000	49,436
2.15%, 2/27/09	25,000	24,595
FNMA Notes, 3.88%, 7/15/08	9,170	9,188
4.75%, 8/25/08	25,000	25,152
5.13%, 9/2/08	39,125	39,409
4.50%, 10/15/08	9,602	9,684
		1,486,229
Federal Farm Credit Bank – 6.7%
FFCB Bond, 3.38%, 6/12/08	5,240	5,238
FFCB Discount Notes, 1.90%, 6/2/08	100,000	99,995
2.05%, 6/19/08	118,000	117,879
FFCB FRN, 2.67%, 6/2/08	50,000	49,997
2.46%, 6/12/08	25,000	24,999
2.34%, 6/16/08	25,000	25,000
2.29%, 6/22/08	25,000	24,999
2.26%, 6/25/08	25,000	25,000
2.26%, 6/27/08	50,000	49,998
2.50%, 8/28/08	20,000	19,998
		443,103
Federal Home Loan Bank – 26.9%
FHLB Bonds, 2.75%, 6/6/08	15,000	15,000
4.75%, 6/11/08	20,000	20,001
2.75%, 6/25/08	50,000	50,000
2.82%, 6/30/08	15,000	15,000
5.25%, 7/10/08	25,000	24,999
2.58%, 7/15/08	15,000	15,000
2.75%, 7/30/08	15,000	15,000
2.60%, 8/6/08	40,000	40,013
2.45%, 9/11/08	60,000	59,998
2.58%, 9/17/08	43,200	43,246
2.45%, 9/19/08	25,000	25,045

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 64.2% (1) – continued
Federal Home Loan Bank – 26.9% – continued
FHLB Bonds, continued 2.23%, 9/24/08	$20,000	$20,000
2.25%, 10/3/08	40,000	40,000
4.38%, 10/3/08	15,000	15,128
4.63%, 10/24/08	25,000	25,213
4.50%, 10/28/08	34,300	34,665
4.31%, 11/14/08	25,000	25,230
4.75%, 12/12/08	6,750	6,840
2.56%, 2/13/09	50,000	50,202
5.25%, 3/13/09	7,235	7,398
2.31%, 3/24/09	50,000	50,000
2.25%, 4/3/09	15,200	15,192
2.26%, 4/7/09	10,000	10,000
2.30%, 4/14/09	30,000	30,000
FHLB Discount Notes, 1.70%, 6/2/08	33,614	33,612
1.90%, 6/2/08	123,539	123,532
2.01%, 6/2/08	50,000	49,997
2.03%, 6/2/08	50,000	49,997
2.06%, 6/3/08	125,000	124,985
2.04%, 6/9/08	20,000	19,991
2.05%, 6/9/08	50,000	49,977
2.07%, 6/9/08	100,000	99,954
2.11%, 6/13/08	25,000	24,983
2.07%, 6/20/08	56,350	56,289
2.10%, 6/20/08	50,000	49,945
2.02%, 8/1/08	60,000	59,795
2.16%, 8/4/08	30,000	29,885
2.17%, 8/27/08	30,000	29,843
2.12%, 2/25/09	25,000	24,604
2.13%, 3/12/09	25,000	24,580
FHLB FRN, 2.76%, 7/24/08	25,000	24,997
2.72%, 7/31/08	25,000	25,000
2.66%, 8/5/08	100,000	100,000
2.68%, 8/5/08	35,000	35,000
2.60%, 8/11/08	75,000	74,999
		1,765,135
Freddie Mac – 7.9%
FHLMC Discount Notes, 1.90%, 6/2/08	165,000	164,991
2.09%, 6/6/08	20,420	20,414
2.02%, 8/4/08	50,000	49,821
2.10%, 8/29/08	30,000	29,844
2.13%, 9/8/08	60,000	59,649
2.12%, 3/2/09	30,000	29,515
FHLMC Notes, 3.88%, 6/15/08	40,000	40,001
4.25%, 6/23/08	10,330	10,343
5.13%, 10/15/08	12,415	12,564
4.63%, 12/19/08	78,124	79,110
3.88%, 1/12/09	20,000	20,198
		516,450
Total U.S. Government Agencies
(Cost $4,210,917)		4,210,917

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 8.8%
U.S. Treasury Bills, – 8.0%
1.26%, 6/5/08	$65,000	$64,991
2.00%, 7/3/08	60,000	59,893
1.06%, 7/17/08	25,000	24,966
1.07%, 7/17/08	25,000	24,966
1.21%, 7/24/08	65,000	64,884
1.35%, 7/31/08	65,000	64,854
2.07%, 7/31/08	60,000	59,793
1.25%, 9/18/08	80,000	79,699
1.27%, 9/18/08	80,000	79,693
		523,739
U.S. Treasury Note, – 0.8%
2.63%, 3/15/09	50,000	50,411
		50,411
Total U.S. Government Obligations
(Cost $574,150)		574,150

Investments, at Amortized Cost
($4,785,067)		4,785,067

REPURCHASE AGREEMENTS – 30.1%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreement – 1.7% (2)
Morgan Stanley, New York Branch, dated 5/30/08, repurchase price $50,322 2.10%, 6/2/08	50,313	50,313
Societe Generale, New York Branch, dated 5/30/08, repurchase price $25,161 2.15%, 6/2/08	25,157	25,157
UBS Securities LLC, dated 5/30/08, repurchase price $37,742 2.15%, 6/2/08	37,735	37,735
		113,205
(Collateralized at a minimum of 102%)
Repurchase Agreements – 28.4% (3)
Bank of America N.A., dated 5/30/08, repurchase price $225,044 2.32%, 6/2/08	225,000	225,000
BNP Paribas Securities Corp., dated 5/30/08, repurchase price $400,072 2.15%, 6/2/08	400,000	400,000
BNP Paribas Securities Corp., dated 5/30/08, repurchase price $180,035 2.35%, 6/2/08	180,000	180,000
Credit Suisse First Boston Corp., dated 5/30/08, repurchase price $460,091 2.37%, 6/2/08	460,000	460,000
Deutsche Bank Securities, Inc., dated 5/30/08, repurchase price $155,030 2.35%, 6/2/08	155,000	155,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 30.1% – continued
(Collateralized at a minimum of 102%)
Repurchase Agreements – 28.4% (3) – continued
JP Morgan Securities, dated 5/30/08, repurchase price $70,013 2.26%, 6/2/08	$70,000	$70,000
JP Morgan Securities, dated 5/30/08, repurchase price $280,054 2.32%, 6/2/08	280,000	280,000
Lehman Brothers, Inc., dated 5/30/08, repurchase price $91,081 2.35%, 6/2/08	91,063	91,063
		1,861,063
Total Repurchase Agreements
(Cost $1,974,268)		1,974,268

Total Investments – 103.1%
(Cost $6,759,335) (4)		6,759,335
Liabilities less Other Assets – (3.1)%		(200,204)
NET ASSETS – 100.0%		$6,559,131

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% – 7.50%	11/15/16 – 4/15/29
U.S. Treasury Notes	1.88% – 3.50%	1/15/11 – 7/15/15

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	2.87% – 5.50%	2/15/36 – 4/1/38
FNMA	0.00% – 10.00%	8/1/18 – 6/1/38
U.S. Treasury Notes	2.38% – 4.00%	6/15/09 – 4/15/11

(4) The cost for federal income tax purposes was $6,759,335.

Percentages shown are based on Net Assets.

At May 31, 2008, the maturity analysis for the Government Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
0 – 14 Days	51.5%
15 – 30 Days	9.2
31 – 60 Days	8.1
61 – 90 Days	14.9
91 – 180 Days	9.8
181 – 364 Days	6.5
Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$—
Level 2	6,759,335	—
Level 3	—	—
Total	$6,759,335	$—

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 92.5% (1)
Federal Farm Credit Bank – 5.2%
FFCB Bond, 3.38%, 7/15/08	$26,045	$26,074
FFCB Discount Note, 4.05%, 10/21/08	25,000	24,601
FFCB FRN, 2.67%, 6/2/08	75,000	74,996
2.59%, 6/6/08	17,000	16,999
2.46%, 6/12/08	55,000	54,998
2.34%, 6/16/08	60,000	60,000
2.29%, 6/22/08	160,000	159,994
2.27%, 6/23/08	25,000	24,997
2.26%, 6/25/08	45,000	45,000
2.26%, 6/27/08	85,000	84,997
2.50%, 8/28/08	40,000	39,995
		612,651
Federal Home Loan Bank – 87.3%
FHLB Bonds, 2.75%, 6/6/08	40,000	40,000
4.75%, 6/11/08	47,680	47,688
4.10%, 6/13/08	5,110	5,110
4.25%, 6/17/08	70,000	70,011
3.05%, 6/25/08	60,000	60,000
2.82%, 6/30/08	25,000	25,000
2.90%, 7/1/08	40,000	40,000
2.70%, 7/7/08	47,000	47,004
2.85%, 7/7/08	30,000	30,000
5.00%, 7/9/08	7,000	7,018
5.25%, 7/10/08	50,000	49,999
2.58%, 7/15/08	101,635	101,637
2.63%, 7/15/08	19,970	19,949
3.38%, 7/21/08	5,000	5,008
2.70%, 7/25/08	11,000	11,000
2.75%, 7/30/08	25,000	25,000
5.13%, 7/30/08	29,485	29,612
2.88%, 8/1/08	40,000	40,000
2.58%, 8/4/08	30,000	30,000
2.60%, 8/6/08	17,410	17,420
2.55%, 8/15/08	35,000	35,000
3.88%, 8/22/08	82,120	82,413
5.87%, 9/2/08	20,000	20,181
2.58%, 9/3/08	25,000	25,030
2.60%, 9/4/08	21,250	21,269
2.62%, 9/4/08	30,000	30,000
2.45%, 9/11/08	55,000	54,998
5.00%, 9/12/08	18,050	18,208
2.58%, 9/17/08	25,000	25,035
2.45%, 9/19/08	105,000	105,158
5.10%, 9/19/08	14,840	14,983
2.23%, 9/24/08	30,000	30,000
2.35%, 9/24/08	40,000	40,010
1.77%, 9/26/08	25,000	24,969
2.25%, 10/3/08	60,000	60,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 92.5% (1) – continued
Federal Home Loan Bank – 87.3% - continued
FHLB Bonds, continued 4.63%, 10/16/08	$60,000	$60,542
4.50%, 10/24/08	50,000	50,418
4.63%, 10/24/08	70,000	70,690
4.31%, 11/14/08	35,000	35,322
4.88%, 11/19/08	20,000	20,250
5.25%, 12/24/08	20,000	20,339
2.63%, 2/27/09	65,000	65,124
2.31%, 3/24/09	70,000	70,000
2.25%, 4/3/09	22,800	22,788
2.26%, 4/7/09	20,000	20,000
2.34%, 4/17/09	150,000	150,000
FHLB Discount Notes, 1.50%, 6/2/08	100,000	99,996
1.70%, 6/2/08	66,386	66,383
1.90%, 6/2/08	4,600,000	4,599,759
2.01%, 6/2/08	50,000	49,997
2.03%, 6/2/08	175,000	174,990
1.88%, 6/3/08	46,713	46,708
2.04%, 6/3/08	100,000	99,989
2.06%, 6/3/08	150,000	149,983
1.97%, 6/4/08	97,000	96,984
2.19%, 6/4/08	25,000	24,995
1.97%, 6/5/08	100,000	99,978
2.07%, 6/5/08	180,400	180,359
2.00%, 6/6/08	50,000	49,986
2.05%, 6/6/08	18,054	18,049
2.04%, 6/9/08	40,000	39,982
2.07%, 6/10/08	150,000	149,922
2.03%, 6/11/08	25,572	25,558
2.05%, 6/11/08	90,000	89,949
2.15%, 6/13/08	34,846	34,821
1.95%, 6/16/08	37,000	36,970
2.14%, 6/18/08	27,535	27,507
2.15%, 6/18/08	70,000	69,929
2.20%, 6/18/08	12,070	12,057
2.10%, 6/20/08	99,000	98,890
2.02%, 6/25/08	17,047	17,024
2.12%, 6/25/08	73,000	72,897
2.06%, 6/27/08	30,000	29,955
2.20%, 6/27/08	50,000	49,921
2.10%, 7/9/08	30,500	30,432
2.07%, 7/23/08	80,000	79,761
2.19%, 7/23/08	30,000	29,905
2.06%, 7/30/08	100,000	99,663
2.18%, 7/30/08	130,000	129,535
2.16%, 8/4/08	60,000	59,770
2.55%, 8/6/08	35,000	34,836
2.06%, 8/13/08	75,000	74,687
2.07%, 8/13/08	45,000	44,811
2.12%, 8/20/08	35,000	34,835
2.17%, 8/27/08	50,000	49,738
2.09%, 9/3/08	100,000	99,454
2.15%, 9/8/08	21,100	20,975

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 92.5% (1) – continued
Federal Home Loan Bank – 87.3% –continued
FHLB Discount Notes, continued 2.16%, 9/10/08	$44,000	$43,733
2.10%, 9/19/08	23,112	22,964
2.09%, 11/3/08	40,000	39,640
2.31%, 11/21/08	50,000	49,445
2.30%, 11/26/08	30,000	29,659
2.12%, 2/25/09	25,000	24,604
2.00%, 3/9/09	30,000	29,532
2.13%, 3/12/09	45,000	44,244
1.95%, 3/13/09	20,000	19,691
2.01%, 3/13/09	20,000	19,682
FHLB FRN, 2.78%, 6/11/08	100,000	99,982
2.65%, 6/17/08	64,100	64,092
2.76%, 7/24/08	50,000	49,994
2.72%, 7/31/08	45,000	45,000
2.66%, 8/5/08	120,000	120,000
2.68%, 8/5/08	75,000	75,000
2.60%, 8/11/08	155,000	154,999
2.54%, 8/21/08	10,000	10,003
FHLB Notes, 5.13%, 6/13/08	27,520	27,539
5.13%, 6/18/08	25,575	25,591
2.85%, 7/1/08	95,000	95,000
5.13%, 8/8/08	10,000	10,047
5.80%, 9/2/08	55,500	55,996
4.25%, 9/26/08	26,860	27,064
		10,359,624
Total U.S. Government Agencies
(Cost $10,972,275)		10,972,275

U.S. GOVERNMENT OBLIGATIONS – 7.5%
U.S. Treasury Bills, – 7.5%
1.26%, 6/5/08	135,000	134,981
2.00%, 7/3/08	75,000	74,867
1.06%, 7/17/08	45,000	44,939
1.07%, 7/17/08	45,000	44,939
1.21%, 7/24/08	135,000	134,760
1.35%, 7/31/08	135,000	134,697
2.10%, 8/21/08	20,000	19,905
1.25%, 9/18/08	150,000	149,435
1.27%, 9/18/08	150,000	149,423
Total U.S. Government Obligations
(Cost $887,946)		887,946

Total Investments – 100.0%
(Cost $11,860,221) (2)		11,860,221
Other Assets less Liabilities – 0.0%		737
NET ASSETS – 100.0%		$11,860,958
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $11,860,221.

Percentages shown are based on Net Assets.

At May 31, 2008, the maturity analysis for the Government Select Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
0 – 14 Days	55.6%
15 – 30 Days	8.7
31 – 60 Days	10.2
61 – 90 Days	9.4
91 – 180 Days	12.0
181 – 364 Days	4.1
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$—
Level 2	11,860,221	—
Level 3	—	—
Total	$11,860,221	$—

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6%
Alaska – 0.1%
Valdez Marine Terminal Revenue Refunding Bonds, Series 2003A, BP Pipelines, Inc. Project (BP PLC Gtd.), 1.30%, 6/2/08	$700	$700
Arizona – 0.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 1.61%, 6/9/08	165	165
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC), 1.60%, 6/9/08	2,735	2,735
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 1.61%, 6/9/08	2,300	2,300
		5,200
California – 2.6%
State of California G.O. VRDB, Series 2004A9, Kindergarten-University Public Education Facilities (Citibank N.A. LOC), 1.30%, 6/9/08	11,800	11,800
State of California RANS, 4.00%, 6/30/08	10,000	10,005
		21,805
Colorado – 2.6%
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 1.48%, 6/2/08	2,075	2,075
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Museum of Contemporary Art (KeyBank N.A. LOC), 1.65%, 6/9/08	5,000	5,000
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2005, Kent Denver School Project (Bank of New York LOC), 1.62%, 6/9/08	4,410	4,410
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 1.60%, 6/9/08	5,500	5,500
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	4,595	4,595
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 1.65%, 6/9/08	200	200
		21,780

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
District of Columbia – 3.4%
District of Columbia G.O. Refunding VRDB, Series 2008-C (Dexia Credit Local LOC), 1.65%, 6/9/08	$12,000	$12,000
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 1.62%, 6/9/08	1,200	1,200
District of Columbia Revenue VRDB, Series 2007, Latin American Youth Center (Manufacturers & Traders Trust Co. LOC), 1.67%, 6/9/08	4,070	4,070
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 1.66%, 6/9/08	7,000	7,000
District of Columbia Water and Sewer Revenue Bonds, Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1) 1.66%, 6/9/08	4,200	4,200
		28,470
Florida – 5.0%
Bay Medical Center Hospital Revenue Bonds, Series 2007-B, Bay Medical Center Project (Regions Bank LOC), 1.67%, 6/9/08	10,000	10,000
Gainesville Utility System Revenue VRDB, Series 2008-B, 1.50%, 6/9/08	7,335	7,335
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	1,400	1,400
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001, Baptist Medical Center Project (Wachovia Bank N.A. LOC), 1.30%, 6/2/08	100	100
JEA Florida Electric System Revenue Bonds, Series 2008 Three-D-2, 1.53%, 6/9/08	15,300	15,300
Lee County IDA Healthcare Facilities Revenue Refunding VRDB, Series 2004, Improvement Hope Hospice Project (SunTrust Bank LOC), 1.35%, 6/2/08	1,600	1,600
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 1.65%, 6/9/08	1,850	1,850
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 1.51%, 6/9/08	3,700	3,700
Tampa Revenue Refunding VRDB, Series 2007, Volunteers of America (Regions Bank LOC), 1.62%, 6/9/08	1,000	1,000
		42,285

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Georgia – 3.7%
Burke County Development Authority PCR VRDB, Vogtle Project, 1.40%, 6/2/08	$1,400	$1,400
Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC), 1.65%, 6/9/08	12,125	12,125
Fulton County Residential Care Facilities Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Royal Bank of Scotland PLC LOC), 1.57%, 6/9/08	800	800
Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003, Revenue Anticipation Certificates, Medical Center of Central Georgia (SunTrust Bank LOC), 1.60%, 6/9/08	2,600	2,600
Macon Lease Revenue Refunding Bonds, Series 2004, Bibb County School District Project, 1.63%, 6/9/08	2,185	2,185
Monroe County Development Authority PCR VRDB, Georgia Power, 1.35%, 6/2/08	5,065	5,065
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F& M Villages Project (FNMA Gtd.), 1.59%, 6/9/08	7,220	7,220
		31,395
Idaho – 1.9%
Idaho Health Facilities Trinity Revenue Bonds, Series 2008-E, Merrill Term Tender Custodial Receipts, (1)(2) 2.95%, 6/4/08	6,000	6,000
Idaho State G.O. TANS, Series 2007, 4.50%, 6/30/08	10,000	10,006
		16,006
Illinois – 12.8%
Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997, Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC), 1.67%, 6/9/08	3,980	3,980
Chicago Water Revenue Refunding VRDB, Series 2004, Second Lien, 2.00%, 6/9/08	16,700	16,700
City of Chicago G.O. Refunding VRDB, Series 2007E (MBIA Insured), 1.64%, 6/9/08	2,800	2,800
City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris N.A. LOC), 1.71%, 6/9/08	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Illinois – 12.8% – continued
DuPage County Revenue VRDB, Benedictine University Building Project (National City Bank LOC), 1.93%, 6/9/08	$300	$300
Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 1.95%, 5/5/09	3,000	3,000
Illinois Finance Authority Revenue Bonds, Series 2006A, Chicago Christian (Fifth Third Bank LOC), 1.72%, 6/9/08	455	455
Illinois Finance Authority Revenue VRDB, Series 2007-B1, Northwestern Memorial Hospital, 1.50%, 6/2/08	6,100	6,100
Illinois Finance Authority Revenue VRDB, Series 2007-B2, Northwestern Memorial Hospital, 1.40%, 6/2/08	1,100	1,100
Illinois Finance Authority Revenue VRDB, Series 2007-G, OSF Healthcare System (Wachovia Bank N.A. LOC), 1.08%, 6/2/08	4,170	4,170
Illinois Finance Authority Revenue Refunding VRDB, Series 2008-F, Commonwealth Ed Co. (JPMorgan Chase Bank LOC), 1.60%, 6/9/08	7,100	7,100
Illinois Health Facilities Authority Revenue Bonds, Series 2003C, Advocate Healthcare Network, 2.35%, 2/26/09	10,000	10,000
Illinois International Port District Revenue Refunding VRDB, Series 2003 (Bank of America N.A. LOC), 1.71%, 6/9/08	3,000	3,000
Illinois State G.O., Citigroup ROCS RR-II-R-11165, (1) 1.60%, 6/9/08	11,125	11,125
Illinois State Sales TRB, Citigroup ROCS RR-II-R-4542, (1) 1.60%, 6/9/08	3,910	3,910
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 2.10%, 6/9/08	6,000	6,000
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 1.73%, 6/9/08	9,500	9,500
Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC), 2.35%, 6/9/08	555	555
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 1.48%, 6/2/08	1,575	1,575
Rockford Revenue Bonds, Series 2007, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 1.48%, 6/2/08	2,300	2,300

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Illinois – 12.8% – continued
University of Illinois Revenue Bonds, Citigroup ROCS RR-II-R-10124 (MBIA Insured), (1) 1.65%, 6/9/08	$3,000	$3,000
Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC), 1.71%, 6/9/08	6,250	6,250
		107,920
Indiana – 2.5%
Indiana Bond Bank Revenue Notes, Series 2008-A, Advance Funding Program Notes, 3.00%, 1/30/09	10,000	10,059
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Citigroup ROCS RR-II-R-10246, Ascension Health, (1) 1.60%, 6/9/08	7,900	7,900
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 1.43%, 6/2/08	900	900
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Project (Bank of America N.A. LOC), 1.62%, 6/9/08	1,161	1,161
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 1.40%, 6/2/08	800	800
		20,820
Iowa – 1.6%
Iowa Finance Authority Revenue VRDB, Series 2000, YMCA and Rehab Center Project (Bank of America N.A. LOC), 1.60%, 6/9/08	2,100	2,100
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC), 1.60%, 6/9/08	3,100	3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 1.60%, 6/9/08	3,000	3,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 1.43%, 6/2/08	200	200
State of Iowa TRANS, 4.00%, 6/30/08	5,000	5,003
		13,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Kansas – 1.9%
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC), 1.67%, 6/9/08	$11,000	$11,000
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 1.61%, 6/9/08	4,760	4,760
		15,760
Kentucky – 2.7%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 1.66%, 6/9/08	2,250	2,250
Kentucky Asset Liability Commission General Fund Revenue Notes, Series 2007-A TRANS, 4.50%, 6/26/08	20,000	20,010
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 1.66%, 6/9/08	469	469
		22,729
Louisiana – 2.6%
Jefferson Parish Hospital Revenue Refunding VRDB, Series 2004, East Jefferson General Hospital (JPMorgan Chase Bank LOC), 2.35%, 6/9/08	1,800	1,800
Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC), 2.25%, 3/15/09	20,000	20,000
		21,800
Maryland – 1.9%
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series 2003-B, Sheppard Pratt (SunTrust Bank LOC), 1.60%, 6/9/08	5,000	5,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 1.60%, 6/9/08	11,400	11,400
		16,400
Massachusetts – 4.0%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC), 1.62%, 6/9/08	23,355	23,355
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 1.57%, 6/9/08	800	800

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Massachusetts – 4.0% – continued
Massachusetts Water Resource Authority Tax Exempt CP Notes, Series 2008 (State Street Bank & Trust LOC), 1.40%, 8/7/08	$10,000	$10,000
		34,155
Michigan – 0.4%
Jackson County Economic Development Corp., Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC), 1.45%, 6/2/08	600	600
Michigan Municipal Bond Authority Revenue Notes, Series 2007 B-2 (Bank of Nova Scotia LOC), 4.50%, 8/20/08	3,000	3,005
		3,605
Minnesota – 1.5%
Center City, Minnesota Healthcare Facilities Revenue VRDB, Series 2002, Hazelden Foundation Project (Allied Irish Bank LOC), 1.65%, 6/9/08	2,300	2,300
Minneapolis and St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2007 A-I, Children’s Hospital Clinics (FSA Corp. Insured), 1.43%, 6/2/08	3,800	3,800
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 1.44%, 6/2/08	1,300	1,300
Rochester Health Care Facilities Revenue VRDB, Series E, Mayo Clinic, 1.68%, 5/7/09	5,000	5,000
		12,400
Mississippi – 2.7%
Mississippi Business Finance Corp. Golf Opportunity Zone Revenue VRDB, Series 2007-C, Chevron USA, Inc. Project, 1.63%, 6/9/08	2,400	2,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 1.53%, 6/2/08	8,750	8,750
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 1.70%, 6/9/08	3,000	3,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000, St. Andrew’s Episcopal School Project (Allied Irish Bank LOC), 1.62%, 6/9/08	2,000	2,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2007, Gulfport Promenade Project (Regions Bank LOC), 1.62%, 6/9/08	7,000	7,000
		23,150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Missouri – 1.4%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 1.43%, 6/2/08	$390	$390
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 1.67%, 6/9/08	1,700	1,700
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health, 1.75%, 3/3/09	5,000	5,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 1.43%, 6/2/08	2,415	2,415
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC), 1.43%, 6/2/08	2,100	2,100
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.), 1.64%, 6/9/08	100	100
		11,705
Nevada – 0.3%
Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC), 1.60%, 6/9/08	2,900	2,900
New Jersey – 1.2%
New Jersey State TRANS, Series 2008A, 4.50%, 6/24/08	10,000	10,005
New Mexico – 3.5%
Bernalillo County Gross TRB 1996B, Series 2004B, Macon Variable Certificates (MBIA Insured), (1) 1.72%, 6/9/08	5,160	5,160
New Mexico Finance Authority Refunding Revenue Bonds, Subseries 2008 B-2 (UBS AG LOC), 1.50%, 6/9/08	9,200	9,200
State of New Mexico TRANS, Series 2007, 4.00%, 6/30/08	5,000	5,004
State of New Mexico TRANS, Series 2007, 4.50%, 6/30/08	10,000	10,006
		29,370
New York – 0.3%
New Rochelle Municipal Housing Authority Multifamily Mortgage Revenue VRDB, Series 2005-A, Sound Shore Medical Center Apartments (FNMA Insured), 1.44%, 6/9/08	2,335	2,335

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
North Carolina – 2.2%
Charlotte G.O. VRDB, 1.52%, 6/9/08	$6,000	$6,000
New Hanover County G.O. School Bonds, Series 1995, 1.72%, 6/9/08	2,250	2,250
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC), 1.60%, 6/9/08	9,700	9,700
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 1.61%, 6/9/08	800	800
		18,750
Ohio – 3.1%
Allen County Hospital Facilities Revenue VRDB, Series 2008-D, Catholic Healthcare (Wachovia Bank N.A. LOC), 1.60%, 6/9/08	5,400	5,400
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2005-B, Museum of Art Project, 1.64%, 6/9/08	7,500	7,500
Columbus Ohio Sewer Revenue Bonds, Series 2008-B, 1.53%, 6/9/08	3,530	3,530
Cuyahoga County Revenue VRDB, Series 2004-B3, Cleveland Clinic, 1.40%, 6/2/08	2,100	2,100
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC), 1.53%, 6/9/08	100	100
Middletown Development Revenue Bonds, Series 2003, Bishop Fenwick High School Project (JPMorgan Chase Bank LOC), 1.55%, 6/9/08	2,450	2,450
Ohio State Higher Educational Facilities Revenue Refunding VRDB, Series 2008-A, Xavier University (U.S. Bank N.A. LOC), 1.50%, 6/9/08	75	75
Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 1.65%, 6/9/08	700	700
Warren County Health Care Facilities Revenue VRDB, Series 1998-B, Otterbein Homes, Improvement (Fifth Third Bank LOC), 1.71%, 6/9/08	4,700	4,700
		26,555
Oklahoma – 2.8%
Edmond EDA Student Housing Revenue VRDB, Series 2001A, Edmond Project (Allied Irish Bank LOC), 1.62%, 6/9/08	4,200	4,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Oklahoma – 2.8% – continued
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series B, 1.60%, 6/9/08	$6,670	$6,670
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series C, 1.60%, 6/9/08	9,405	9,405
Tulsa Industrial Authority Revenue Bonds, Series 2000B, University of Tulsa (MBIA Insured), 1.60%, 6/9/08	3,655	3,655
		23,930
Oregon – 0.5%
Medford Hospital Facilities Authority Revenue VRDB, Series 2006, Cascade Manor Project (KBC Bank N.V. LOC), 1.40%, 6/2/08	4,140	4,140
Pennsylvania – 2.5%
Berks County Municipal Authority Revenue VRDB, Series 2008, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC), 1.60%, 6/9/08	6,000	6,000
Philadelphia School District G.O. Unlimited TRANS, Series 2007-A (Bank of America N.A. LOC), 4.50%, 6/27/08	15,000	15,008
		21,008
Puerto Rico – 0.6%
Commonwealth of Puerto Rico TRANS, Series 2007 (Bank of Nova Scotia LOC), 4.25%, 7/30/08	5,000	5,007
South Carolina – 1.5%
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 1.63%, 6/9/08	12,500	12,500
Tennessee – 2.3%
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC), 1.65%, 6/9/08	8,300	8,300
Clarksville Public Building Authority Revenue Bonds, Series 2003, Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC), 1.25%, 6/2/08	730	730
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 1.60%, 6/9/08	1,300	1,300
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 1.67%, 6/9/08	5,390	5,390
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program, 5.00%, 6/30/08	2,000	2,002

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Tennessee – 2.3% – continued
Williamson County IDB Revenue Bonds, Series 2003, Currey Ingram Academy Project (SunTrust Bank LOC), 1.88%, 6/9/08	$2,160	$2,160
		19,882
Texas – 7.6%
Granbury Independent School District G.O., Series 1999 SG-129 (PSF of Texas Gtd.), (1) 1.62%, 6/9/08	4,815	4,815
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC), 1.53%, 6/9/08	1,100	1,100
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series 2006B (BNP Paribas LOC), 1.62%, 6/9/08	8,600	8,600
Irving Independent School District G.O., VRDB, Series 2004-B (PSF of Texas Gtd.), 3.76%, 8/1/08	17,400	17,400
Little Elm School District G.O., Series 2006-60, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1) 1.69%, 6/9/08	9,040	9,040
Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1) 1.64%, 6/9/08	4,750	4,750
San Antonio City Electric and Gas, Wachovia MERLOTS, Series 2001A68 (Collateralized by U.S. Treasury Securities), (1) 1.68%, 6/9/08	3,620	3,620
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	5,045	5,045
Texas A&M University Revenue Bonds, Series 2003A ROCS RR-II-R-4005, (1) 1.60%, 6/9/08	4,725	4,725
Texas City Industrial Development Corp., Wachovia MERLOTS, Series 2000-A34, Arco Pipeline Project, (1) 1.78%, 6/9/08	3,825	3,825
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 1.55%, 6/9/08	1,400	1,400
		64,320
Utah – 0.5%
Utah Water Finance Agency Revenue VRDB, Series 2008-B, (1) 1.60%, 6/9/08	3,900	3,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Virginia – 0.2%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC), 1.35%, 6/2/08	$1,600	$1,600
Washington – 1.6%
Tacoma Water System Revenue Bonds, ABN AMRO Munitops Certificate Trust Series 2002-36 (MBIA Insured), (1) 1.72%, 6/9/08	8,680	8,680
Washington State Finance Commission Nonprofit Housing Revenue Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC), 1.45%, 6/2/08	920	920
Washington State Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 1.62%, 6/9/08	2,045	2,045
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 1.60%, 6/9/08	1,865	1,865
		13,510
Wisconsin – 3.6%
State of Wisconsin, Series 2007, Operating Notes, 4.50%, 6/16/08	10,000	10,003
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 1.43%, 6/2/08	250	250
Wisconsin Health and Educational Facilities Authority Revenue Bonds, St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC), 1.64%, 6/9/08	490	490
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC), 1.64%, 6/9/08	585	585
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2005, Lutheran Home, Put Option (Marshall & Ilsley Bank LOC), 1.64%, 6/9/08	4,800	4,800
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Bay Medical Center, Inc. (Marshall & Ilsley Bank LOC), 1.43%, 6/2/08	9,000	9,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Hospital (U.S. Bank N.A. LOC), 1.40%, 6/2/08	5,600	5,600
		30,728

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 97.6% – continued
Wyoming – 1.0%
Platte County PCR Bonds, Series 1984A, Tri-State Generation and Transmission (National Rural Utilities Cooperative Finance Corp. LOC), 1.65%, 6/2/08	$8,500	$8,500
Multiple States Pooled Security – 6.4%
BB&T Municipal Trust Revenue Bonds, Floaters Series 1007 (Branch Banking & Trust Co. LOC), (1) 1.74%, 6/9/08	53,790	53,790
Total Municipal Investments
(Cost $824,218)		824,218

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.5%
AIM Tax-Free Cash Reserve Portfolio	5,616,338	5,616
Lehman Brothers Institutional Liquidity Funds – Tax-Exempt Portfolio	7,332,002	7,332
Total Investment Companies
(Cost $12,948)		12,948

Total Investments – 99.1%
(Cost $837,166) (3)		837,166
Other Assets less Liabilities – 0.9%		7,498
NET ASSETS – 100.0%		$844,664

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security that has been deemed illiquid. At May 31, 2008, the value of this restricted illiquid security amounted to approximately $6,000,000 or 0.7% of net assets. Additional information on this restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Idaho Health Facilities Trinity
Revenue Bonds (ID), 2.95%, 6/4/08	3/7/08	$6,002

(3) The cost for federal income tax purposes was $837,166.

Percentages shown are based on Net Assets.

At May 31, 2008, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Water Services and Solid Waste Management	9.5%
Educational Services	8.7
Electric Services, Gas & Combined Utilities	8.9
Executive, Legislative and General Government	32.0
General Medical, Surgical and Nursing and Personal Care	7.7
Health Services and Residential Care	12.0
Urban and Community Development, Housing Programs and Social Services	6.7
All other sectors less than 5%	14.5
Total	100.0%

At May 31, 2008, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
0 – 14 Days	77.9%
15 – 30 Days	11.6
31 – 60 Days	0.6
61 – 90 Days	3.6
91 – 180 Days	0.6
181 – 364 Days	5.7
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$12,948	$—
Level 2	824,218	—
Level 3	—	—
Total	$837,166	$—

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4%
Alabama – 1.2%
Alabama Multifamily Housing Finance Authority Revenue Refunding Bonds, Series 1995, Westshore Apartments Project (Wachovia Bank N.A. LOC), 1.70%, 6/9/08	$2,405	$2,405
Birmingham Medical Clinic Board Revenue Bonds, University of Alabama Health Services (SunTrust Bank LOC), 1.60%, 6/9/08	4,000	4,000
Birmingham Public Park and Recreation Board Lease Revenue VRDB, Series 2001, Barber Museum Project (Regions Bank LOC), 1.70%, 6/9/08	16,000	16,000
Health Care Authority for Baptist Revenue VRDB, Series 2006-C (AmSouth Bank Birmingham LOC), 1.57%, 6/9/08	11,600	11,600
Homewood Educational Building Authority Revenue VRDB, Series 2007B, Educational Facilities Samford University (MBIA Insured), 2.89%, 6/9/08	9,850	9,850
Mobile Spring Hill Medical Clinic Board Revenue VRDB, Series 2007, Spring Hill Area Leasing Project (Regions Bank LOC), 1.70%, 6/9/08	3,615	3,615
Parrish IDB Revenue Refunding Bonds, Series 1994A, Alabama Power Co. Project (Alabama Power Gtd.), 1.40%, 6/2/08	1,400	1,400
		48,870
Alaska – 0.3%
Valdez Marine Terminal Revenue Refunding Bonds, Series 2003A, BP Pipelines, Inc. Project (BP PLC Gtd.), 1.30%, 6/2/08	12,200	12,200
Arizona – 2.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC), 1.61%, 6/9/08	10,000	10,000
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 1.61%, 6/9/08	2,250	2,250
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Lloyds TSB Bank LOC), 1.63%, 6/9/08	13,000	13,000
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 1.60%, 6/9/08	18,140	18,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Arizona – 2.3% – continued
Arizona Sports & Tourism Authority Revenue Refunding VRDB, Series 2008, Multipurpose Stadium (Allied Irish Bank LOC), 1.65%, 6/9/08	$800	$800
Phoenix G.O. Floaters, Series 2012, BB&T Municipal Trust Various States, (1) 1.64%, 6/9/08	10,345	10,345
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC), 1.60%, 6/9/08	15,445	15,445
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Putters Series 2658, (1) 1.67%, 6/9/08	3,650	3,650
Salt River Project Agricultural Improvement and Power District Electric System Revenue Bonds, Citigroup ROCS RR-II-R-12029, (1) 1.61%, 6/9/08	6,890	6,890
Tempe IDA Senior Living Revenue VRDB, Series 2002C, Friendship Village Project (Fortis Bank LOC), 1.63%, 6/9/08	7,900	7,900
Tuscon IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC), 1.58%, 6/9/08	4,850	4,850
Yavapai County IDA Hospital Facilities Revenue Refunding VRDB, Series 2008A, Yavapai Regional Medical Center (UBS AG LOC), 1.50%, 6/9/08	2,300	2,300
		95,570
California – 2.1%
ABN AMRO Munitops Certificate Trust, Series 2006-21, (1) 1.63%, 6/9/08	13,995	13,995
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 1.40%, 6/2/08	28,100	28,100
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-1 (Dexia Credit Local LOC), 1.33%, 6/9/08	2,700	2,700
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured), 1.38%, 6/9/08	800	800
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G3 (FSA Corp. Insured), 1.38%, 6/9/08	900	900

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
California – 2.1% – continued
California State Economic Recovery Revenue VRDB, Series 2004C-16 (FSA Corp. Insured), 1.30%, 6/9/08	$200	$200
State of California G.O. VRDB, Series 2004A9, Kindergarten-University Public Education Facilities (Citibank N.A. LOC), 1.30%, 6/9/08	5,900	5,900
State of California G.O. VRDB, Series 2005 Subseries B-6 (KBC Bank N.V. LOC), 1.15%, 6/2/08	9,900	9,900
State of California RANS, 4.00%, 6/30/08	25,000	25,012
		87,507
Colorado – 3.4%
Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C, Limited Tax (U.S. Bank N.A. LOC), 1.65%, 6/9/08	3,215	3,215
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 1.48%, 6/2/08	4,395	4,395
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC), 1.48%, 6/2/08	8,645	8,645
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 1.60%, 6/9/08	7,050	7,050
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC), 1.60%, 6/9/08	1,585	1,585
Colorado Health Facilities Authority Revenue VRDB, Series 2002, Total Long term Care Project (U.S. Bank N.A. LOC), 1.64%, 6/9/08	3,255	3,255
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	11,260	11,260
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 1.65%, 6/9/08	2,480	2,480
Colorado Springs School District 11 Revenue Refunding Bonds, Series 2004 (FSA Corp. Insured), 1.64%, 6/9/08	3,375	3,375

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Colorado – 3.4% – continued
Colorado State Education Loan Program TRANS, 3.25%, 8/5/08	$25,000	$25,015
East Cherry Creek Valley Water and Sanitation District Revenue VRDB, Series 2004, Arapahoe County (MBIA Insured), 1.72%, 6/9/08	4,445	4,445
Fiddlers Business Improvement District Greenwood Village G.O. VRDB, Series 2007-2, Capital Improvement Sub Lien (KeyBank N.A. LOC), 1.70%, 6/9/08	7,000	7,000
Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC), 1.67%, 6/9/08	10,000	10,000
Pitken County IDA Revenue Refunding Bonds, Series 1994A, Aspen Skiing Co. Project (JPMorgan Chase Bank LOC), 1.40%, 6/2/08	6,500	6,500
Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds, Series 2007, Base Area Redevelopment Project (Wells Fargo Bank N.A. LOC), 1.60%, 6/9/08	6,100	6,100
Telluride Excise Tax Revenue VRDB, Series 2007, VY Floor Open Space Project (KeyBank N.A. LOC), 1.70%, 6/9/08	7,760	7,760
Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 1.65%, 6/9/08	14,310	14,310
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 1.65%, 6/9/08	10,200	10,200
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2006, Mandalay Gardens Urban (Depfa Bank PLC LOC), 1.65%, 6/9/08	9,255	9,255
		145,845
District of Columbia – 1.6%
District of Columbia G.O., Citi ROCS RR-II-R-11180WF (Wells Fargo Bank N.A. Insured), (1) 1.67%, 6/9/08	18,885	18,885
District of Columbia G.O. Refunding VRDB, Series 2008-A (Allied Irish Bank LOC), 1.65%, 6/9/08	4,285	4,285
District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC), 1.62%, 6/9/08	8,995	8,995
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 1.62%, 6/9/08	4,700	4,700

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
District of Columbia – 1.6% – continued
District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC), 1.57%, 6/9/08	$2,355	$2,355
District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers & Traders Trust Co. LOC), 1.67%, 6/9/08	9,580	9,580
District of Columbia Revenue VRDB, Series 2008, American Legacy Foundations, 1.60%, 6/9/08	6,000	6,000
District of Columbia Revenue VRDB, Series 2008, Kipp D.C. (Manufacturers & Traders Trust Co. LOC), 1.62%, 6/9/08	14,000	14,000
		68,800
Florida – 9.1%
Brevard County Health Facilities Authority Revenue VRDB, Series 2004, Wuesthoff Health Systems, Inc. Project (SunTrust Bank LOC), 1.60%, 6/9/08	12,900	12,900
Broward County Educational Facilities Authority Revenue Bonds, City College Project (Citibank N.A. LOC), 1.60%, 6/9/08	10,115	10,115
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured), 1.57%, 6/9/08	5,700	5,700
Escambia County PCR Refunding VRDB, Gulf Power, 1.35%, 6/2/08	7,200	7,200
Florida Gas Utility Revenue VRDB, Series 2006, Gas Supply Project Number 2-A-2, 1.35%, 6/9/08	4,700	4,700
Florida Housing Finance Corp. Multifamily Revenue Bonds, Series 53G-2007, Goldman Floater (Goldman Sachs Group, Inc. Gtd.), (1) 1.63%, 6/9/08	20,000	20,000
Florida Housing Finance Corp. Multifamily Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured), 1.56%, 6/9/08	3,900	3,900
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Lakeside North (FHLMC Insured), 1.61%, 6/9/08	2,400	2,400
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 1.56%, 6/9/08	7,325	7,325
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series K, Reflections (FHLMC Gtd.), 1.56%, 6/9/08	13,500	13,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Florida – 9.1% – continued
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.), 1.61%, 6/9/08	$4,000	$4,000
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured), 1.71%, 6/9/08	3,900	3,900
Florida State Board of Education G.O., Citigroup ROCS RR-II-R-10122, (1) 1.60%, 6/9/08	4,175	4,175
Florida State Board of Education G.O., Eagle 720050054 – Class A, (1) 1.61%, 6/9/08	10,000	10,000
Florida State Board of Education Revenue Bonds, Series 2004, Citigroup ROCS RR-II-R-6037, (1) 1.60%, 6/9/08	6,225	6,225
Gainesville Utility System Revenue VRDB, Series 2007-A, 1.55%, 6/9/08	900	900
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured), 1.60%, 6/9/08	15,135	15,135
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	3,520	3,520
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	14,100	14,100
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.55%, 6/9/08	17,450	17,450
Highlands County Health Facilities Authority Revenue VRDB, Series 2007 A-2, Adventist Health System, 1.65%, 6/9/08	10,000	10,000
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001, Baptist Medical Center Project (Wachovia Bank N.A. LOC), 1.30%, 6/2/08	600	600
Jacksonville Transportation Revenue VRDB, Series 2008-B, 1.53%, 6/9/08	13,500	13,500
Lee County HFA Multifamily Revenue Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 1.70%, 6/9/08	8,285	8,285
Lee County IDA Healthcare Facilities Revenue Refunding VRDB, Series 2004, Improvement Hope Hospice Project (SunTrust Bank LOC), 1.35%, 6/2/08	13,600	13,600

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Florida – 9.1% – continued
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 1.65%, 6/9/08	$9,535	$9,535
Leesburg Hospital Revenue VRDB, The Villages Regional Hospital (Royal Bank of Scotland PLC LOC), 1.67%, 6/9/08	10,000	10,000
Marion County Hospital District Revenue Bonds, Series 2000, Munroe Regional Health System (AmSouth Bank Birmingham LOC), 1.57%, 6/9/08	7,000	7,000
Martin County Health Facilities Authority Hospital Revenue Refunding VRDB, Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC), 1.60%, 6/9/08	6,000	6,000
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Insured), 1.71%, 6/9/08	15,185	15,185
Orange County Housing Finance Authority Multifamily Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.), 1.65%, 6/9/08	2,550	2,550
Orange County IDA Revenue VRDB, Series 2007, Catholic Charities Center (SunTrust Bank LOC), 1.35%, 6/2/08	4,200	4,200
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 1.51%, 6/9/08	23,300	23,300
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Subseries 2008-B2 (SunTrust Bank LOC), 1.56%, 6/9/08	15,000	15,000
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC), 1.35%, 6/2/08	2,500	2,500
Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured), 1.51%, 6/9/08	7,975	7,975
Sarasota County Public Hospital District Revenue VRDB, Series B (Fifth Third Bank LOC), 1.62%, 6/9/08	15,000	15,000
Sarasota-Manatee Airport Authority Revenue Refunding VRDB, Series 2006 (SunTrust Bank LOC), 1.35%, 6/2/08	15,840	15,840
Seminole County IDA Revenue VRDB, Series 2007, Harvest Time International Project (Fifth Third Bank LOC), 1.64%, 6/9/08	9,600	9,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Florida – 9.1% – continued
St. Lucie Florida Community Redevelopment, Series 2006-83, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 2.62%, 6/9/08	$18,050	$18,050
State of Florida Department of Transportation Bridge Construction Revenue Bonds, Series 2002A, ABN AMRO Munitops Certificate Trust 2002-20 (MBIA Insured), (1) 1.72%, 6/9/08	9,845	9,845
		384,710
Georgia – 2.8%
Bartow County Development Authority PCR VRDB, Bowen Project, 1.35%, 6/2/08	22,800	22,800
Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogtle First Series, 3.76%, 7/1/08	7,025	7,025
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 1.65%, 6/9/08	1,500	1,500
Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured), 1.59%, 6/9/08	3,300	3,300
Cobb County Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.), 1.59%, 6/9/08	2,000	2,000
Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC), 1.68%, 6/9/08	1,100	1,100
Fayette County Hospital Authority Revenue VRDB, Series 2007, RANS, Fayette Community Hospital Project (SunTrust Bank LOC), 1.60%, 6/9/08	8,000	8,000
Floyd County Development Authority Revenue VRDB, Series 2000, Darlington School Project (SunTrust Bank LOC), 1.70%, 6/9/08	2,800	2,800
Fulton County Development Authority Revenue Bonds, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 1.60%, 6/9/08	1,500	1,500
Gainesville and Hall County Development Authority Revenue VRDB, Series 2007, GHCDA Economic Development Corp. Project (Dexia Bank Belgium LOC), 1.70%, 6/9/08	6,465	6,465
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 1.69%, 6/9/08	4,300	4,300

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Georgia – 2.8% – continued
Metro Atlanta Rapid Transit Sales Tax Revenue CP Notes, Series 2007-D, 1.67%, 10/2/08	$22,000	$22,000
Monroe Country Development Authority PCR VRDB, Scherer Project, 1.40%, 6/2/08	3,900	3,900
Richmond County Authority Revenue Anticipation Certificates, Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC), 1.60%, 6/9/08	3,400	3,400
Richmond County Authority Revenue VRDB, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 1.50%, 6/9/08	9,000	9,000
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC), 1.63%, 6/9/08	3,300	3,300
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1996, Azalea Park Apartments (FNMA Insured), 1.56%, 6/9/08	5,400	5,400
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.), 1.56%, 6/9/08	100	100
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 1.59%, 6/9/08	1,350	1,350
State of Georgia G.O. VRDB, Series 2006 H-1, 1.40%, 6/9/08	10,800	10,800
		120,040
Idaho – 0.2%
Idaho State G.O. TANS, Series 2007, 4.50%, 6/30/08	10,000	10,006
Illinois – 11.0%
Chicago, Illinois G.O. Tender Notes, Series 2007-E (Harris N.A. LOC), 3.20%, 10/2/08	12,500	12,500
Chicago Water G.O., Series 2007, BB&T Municipal Trust, (1) 1.65%, 6/9/08	11,320	11,320
Chicago Water Revenue Refunding VRDB, Series 2004, Second Lien, 2.00%, 6/9/08	11,100	11,100
City of Aurora Revenue VRDB, Series 2003, Community Counseling Center of Fox Valley Project (Harris N.A. LOC), 1.75%, 6/9/08	3,210	3,210
City of Chicago G.O. Refunding VRDB, Series 2007-E (MBIA Insured), 1.64%, 6/9/08	2,200	2,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Illinois – 11.0% – continued
City of Greenville Revenue Refunding VRDB, Series 2006, Greenville College Project (National City Bank LOC), 3.45%, 11/1/08	$3,875	$3,875
Illinois Development Finance Authority Revenue Bonds, Series 1984, Enterprise Office Project (National City Bank LOC), 2.75%, 6/2/08	6,000	6,000
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 1.64%, 6/9/08	9,155	9,155
Illinois Development Finance Authority Revenue VRDB, Series 1994, Aurora Central Catholic High School Project (Allied Irish Bank LOC), 1.89%, 6/9/08	1,000	1,000
Illinois Development Finance Authority Revenue VRDB, Series 1998, Wheaton Academy Project (Bank of America N.A. LOC), 1.66%, 6/9/08	9,000	9,000
Illinois Development Finance Authority Revenue VRDB, Series 2001, Oak Park Residence Corp. Project (Bank of America N.A. LOC), 1.55%, 6/9/08	1,650	1,650
Illinois Development Finance Authority Revenue VRDB, Series 2002, Roosevelt University Project (JPMorgan Chase Bank LOC), 1.67%, 6/9/08	10,000	10,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC), 1.67%, 6/9/08	11,965	11,965
Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC), 1.68%, 6/9/08	10,790	10,790
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC), 1.62%, 6/9/08	6,890	6,890
Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 1.95%, 5/5/09	5,000	5,000
Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC), 1.55%, 6/9/08	10,150	10,150
Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A, Northwestern University, (1) 1.61%, 6/9/08	8,170	8,170
Illinois Finance Authority Revenue Bonds, Kohl Children’s Museum (Fifth Third Bank LOC), 1.64%, 6/9/08	2,075	2,075

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Illinois – 11.0% – continued
Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC), 1.64%, 6/9/08	$5,800	$5,800
Illinois Finance Authority Revenue Bonds, Northwestern, Citi ROCS RR-II-R-12043, (1) 1.61%, 6/9/08	10,395	10,395
Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 1.65%, 6/9/08	13,100	13,100
Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Project (Bank of America N.A. LOC), 1.55%, 6/9/08	6,000	6,000
Illinois Finance Authority Revenue Refunding VRDB, Series 2007, Presbyterian Homes Project (FSA Corp. Insured), 1.64%, 6/9/08	8,000	8,000
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC), 1.60%, 6/9/08	21,650	21,650
Illinois Finance Authority Revenue VRDB, Series 2006B, Montgomery Place (Fifth Third Bank LOC), 1.62%, 6/9/08	2,590	2,590
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC), 1.71%, 6/9/08	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series 2007-B, Monarch Landing, Inc. (Fifth Third Bank LOC), 1.60%, 6/9/08	18,750	18,750
Illinois Finance Authority Revenue VRDB, Series 2007-B1, Northwestern Memorial Hospital, 1.50%, 6/2/08	14,000	14,000
Illinois Finance Authority Revenue VRDB, Series 2007-B2, Northwestern Memorial Hospital, 1.40%, 6/2/08	400	400
Illinois Finance Authority Revenue VRDB, Series 2007-G, OSF Healthcare System (Wachovia Bank N.A. LOC), 1.08%, 6/2/08	7,900	7,900
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris N.A. LOC), 1.67%, 6/9/08	3,000	3,000
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC), 1.71%, 6/9/08	7,700	7,700
Illinois Finance Authority Revenue VRDB, Series A, Central DuPage, 1.40%, 6/2/08	4,700	4,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Illinois – 11.0% – continued
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 1.62%, 6/9/08	$8,045	$8,045
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC), 1.61%, 6/9/08	2,300	2,300
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 1.65%, 6/9/08	23,650	23,650
Illinois Health Facilities Authority Revenue Bonds, Series 2003-C, Advocate Healthcare Network, 2.35%, 2/26/09	15,000	15,000
Illinois Health Facilities Authority Revenue Bonds, Series 1990, Gottlieb Health Resources, Inc. (Harris N.A. LOC), 1.60%, 6/9/08	11,610	11,610
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996, Franciscan Eldercare Village (Bank of America N.A. LOC), 1.65%, 6/9/08	2,300	2,300
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Citigroup ROCS RR-II-R-11185WF (Wells Fargo Bank N.A. Gtd.), (1) 1.67%, 6/9/08	9,210	9,210
Illinois State G.O. Bonds Series 2006, Citigroup ROCS RR-II-R-1072, (1) 1.60%, 6/9/08	1,760	1,760
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series A-1, Senior Priority, 1.55%, 6/9/08	26,000	26,000
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-1, Senior Priority, 1.55%, 6/9/08	20,000	20,000
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority, 1.55%, 6/9/08	25,000	25,000
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 2.10%, 6/9/08	2,400	2,400
Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (Bank of America N.A. LOC), 1.60%, 6/9/08	20,000	20,000
Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC), 1.62%, 6/9/08	11,815	11,815
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 1.73%, 6/9/08	4,750	4,750

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Illinois – 11.0% – continued
Normal G.O. VRDB, Series 2003, McLean County Project, 1.60%, 6/9/08	$1,000	$1,000
Regional Transportation Authority Revenue Bonds, Bank of America Variable Certificates, Macon 2004A (MBIA Insured), (1) 1.72%, 6/9/08	3,330	3,330
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 1.48%, 6/2/08	4,420	4,420
		465,125
Indiana – 2.5%
Indiana Bond Bank Revenue Notes, Series 2008-A, Advance Funding Program Notes, 3.00%, 1/30/09	40,000	40,235
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC), 1.40%, 6/2/08	8,000	8,000
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 1.43%, 6/2/08	8,800	8,800
Indiana Health Facility Financing Authority Revenue Bonds, Series 2004, Riverview Hospital Project (National City Bank LOC), 1.92%, 6/9/08	3,350	3,350
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Village Project (Bank of America N.A. LOC), 1.60%, 6/9/08	295	295
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (Fifth Third Bank LOC), 1.43%, 6/2/08	7,100	7,100
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 1.40%, 6/2/08	1,000	1,000
Indiana Public School Building Corp. Revenue Bonds, Series 2003-15, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 1.72%, 6/9/08	14,200	14,200
Indiana State Development Finance Authority Revenue VRDB, Series 2003, Educational Facilities, Christel House Project (Fifth Third Bank LOC), 1.62%, 6/9/08	3,560	3,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Indiana – 2.5% – continued
Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC), 1.63%, 6/9/08	$2,900	$2,900
Indiana State Educational Facilities Authority Revenue VRDB, Series 2004, Bethel College Project (National City Bank LOC), 1.65%, 6/9/08	5,660	5,660
Indiana State Finance Authority Revenue VRDB, Series 2008 E-3, Ascension Health Senior Center, 1.48%, 6/9/08	10,000	10,000
Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 1.63%, 6/9/08	2,300	2,300
		107,400
Iowa – 2.1%
City of Hills Revenue VRDB, Series 2008, Mercy Hospital Project (Allied Irish Bank LOC), 1.43%, 6/2/08	6,200	6,200
Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC), 1.43%, 6/2/08	3,200	3,200
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 1.67%, 6/9/08	6,100	6,100
Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC), 1.43%, 6/2/08	4,700	4,700
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC), 1.62%, 6/9/08	20,000	20,000
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 1.60%, 6/9/08	12,000	12,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 1.43%, 6/2/08	3,600	3,600
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Series 2006, Private College, Loras (Bank of America N.A. LOC), 1.45%, 6/2/08	4,500	4,500
Iowa State School Cash Anticipation Program Revenue Notes, Series 2007-A, School Corps. Warrant Certificates (FSA Corp. Insured), 4.50%, 6/27/08	19,000	19,010

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Iowa – 2.1% – continued
State of Iowa TRANS, 4.00%, 6/30/08	$10,000	$10,006
		89,316
Kansas – 1.2%
Johnson County Unified School District No. 512 G.O., Series 2001-A92, Wachovia MERLOTS, (1) 1.78%, 6/9/08	9,475	9,475
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC), 1.67%, 6/9/08	5,000	5,000
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 1.61%, 6/9/08	2,420	2,420
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	13,800	13,800
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 1.62%, 6/9/08	12,500	12,500
Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 1.64%, 6/9/08	7,780	7,780
		50,975
Kentucky – 2.4%
Christian County Association of Leasing Trust Revenue VRDB, Series 2007-A, Lease Program (U.S. Bank N.A. LOC), 1.40%, 6/2/08	7,900	7,900
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 1.66%, 6/9/08	8,900	8,900
Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured), 1.61%, 6/9/08	8,200	8,200
Kentucky Asset Liability Commission General Fund Revenue Notes, Series 2007-A TRANS, 4.50%, 6/26/08	35,000	35,018
Kentucky Asset Liability Commission Road Fund Revenue CP Notes, Series 2005 A-1, 1.45%, 8/7/08	12,000	12,000
Kentucky Asset Liability Commission Road Fund Revenue CP Notes, Series 2007-A, 1.45%, 8/7/08	12,500	12,500
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 1.66%, 6/9/08	10,353	10,353

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Kentucky – 2.4% – continued
Warren County Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Insured), 1.60%, 6/9/08	$8,555	$8,555
		103,426
Louisiana – 1.8%
Lake Charles Harbor & Terminal District Revenue Bonds, Cogeneration Project (Rabobank Group GIC), 2.25%, 3/15/09	40,000	40,000
Louisiana Local Government Environmental Revenue VRDB, Series 2004C, University Monroe (Regions Bank LOC), 1.62%, 6/9/08	9,900	9,900
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 1.56%, 6/9/08	8,000	8,000
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC), 1.60%, 6/9/08	50	50
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 1.61%, 6/9/08	8,800	8,800
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC), 1.60%, 6/9/08	10,000	10,000
		76,750
Maryland – 2.0%
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 1.63%, 6/9/08	10,980	10,980
Maryland Economic Development Corp. Revenue VRDB, Series 2008-A, Howard Hughes Medical Institute, 1.47%, 6/9/08	4,500	4,500
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series 2601, Putters, Lifebridge Health (Assured Guaranty Insured), (1) 1.67%, 6/9/08	6,445	6,445
Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 1.62%, 6/9/08	13,700	13,700

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Maryland – 2.0% – continued
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Health Care (Manufacturers & Traders Trust Co. LOC), 1.62%, 6/9/08	$10,850	$10,850
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 1.60%, 6/9/08	11,400	11,400
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Woodmont Academy (Allied Irish Bank LOC), 1.70%, 6/9/08	3,780	3,780
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-A, University of Maryland System (Royal Bank of Scotland PLC LOC), 1.55%, 6/9/08	6,500	6,500
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 1.64%, 6/9/08	885	885
Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 1.60%, 6/9/08	10,000	10,000
Town of Chestertown Revenue Refunding VRDB, Series 2008-A, Economic Development Project, Washington College (Royal Bank of Scotland PLC LOC), 1.64%, 6/9/08	7,000	7,000
		86,040
Massachusetts – 3.3%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 1.52%, 6/9/08	7,800	7,800
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 1.60%, 6/9/08	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 1.57%, 6/9/08	7,755	7,755
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Fortis Bank LOC), 1.57%, 6/9/08	9,300	9,300
Massachusetts State G.O. VRDB, Series 2006A, Consolidated Loan, 1.40%, 6/2/08	4,100	4,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Massachusetts – 3.3% – continued
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2007-A, Suffolk University (Royal Bank of Scotland PLC LOC), 1.60%, 6/9/08	$17,230	$17,230
Massachusetts State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2007-B, Suffolk University (JPMorgan Chase Bank LOC), 1.60%, 6/9/08	19,045	19,045
Massachusetts Water Resource Authority Revenue Bonds, Putters Series 2660, (1) 1.67%, 6/9/08	3,745	3,745
Massachusetts Water Resource Authority Revenue Refunding VRDB, Series 2008-A, 1.70%, 6/9/08	20,000	20,000
Massachusetts Water Resource Authority Revenue Refunding VRDB, Series 2008-B, 1.70%, 6/9/08	14,000	14,000
Massachusetts Water Resource Authority Revenue Refunding VRDB, Series 2008-F, 1.60%, 6/9/08	15,015	15,015
Massachusetts Water Resource Authority Tax Exempt CP Notes, Series 2008 (State Street Bank & Trust LOC), 1.40%, 8/7/08	10,000	10,000
Massachusetts Water Resource Authority Tax Exempt CP Notes, Series 2008 (State Street Bank & Trust LOC), 1.85%, 8/7/08	1,300	1,300
		139,290
Michigan – 5.5%
Eastern Michigan University Revenue Refunding VRDB, Series 2008 (Dexia Credit Local LOC), 1.60%, 6/9/08	12,300	12,300
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC), 1.74%, 6/9/08	3,075	3,075
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC), 1.45%, 6/2/08	2,000	2,000
Jackson County Hospital Finance Authority Revenue Refunding Bonds, Foote Hospital (Assured Guaranty Insured), 1.66%, 6/9/08	6,300	6,300
Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (Bank of America N.A. LOC), 1.60%, 6/9/08	12,375	12,375

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Michigan – 5.5% – continued
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Holland Home (Bank of America N.A. LOC), 1.60%, 6/9/08	$4,200	$4,200
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2004, Hope College (JPMorgan Chase Bank LOC), 1.65%, 6/9/08	2,400	2,400
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 1.66%, 6/9/08	13,300	13,300
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 1.66%, 6/9/08	20,000	20,000
Michigan Municipal Bond Authority Revenue Notes, Series 2007 B-2 (Bank of Nova Scotia LOC), 4.50%, 8/20/08	7,000	7,012
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A, Crittenton Hospital (Comerica Bank LOC), 1.50%, 6/2/08	50	50
Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured), 1.67%, 6/9/08	20,000	20,000
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC), 1.65%, 6/9/08	7,500	7,500
Michigan State Hospital Finance Authority Revenue VRDB, Series 2005F, Trinity Health Credit, 1.30%, 6/2/08	9,770	9,770
Michigan State Hospital Finance Authority Revenue VRDB, Series 2008 B-4, Ascension Health Senior Center, 1.48%, 6/9/08	10,500	10,500
State of Michigan G.O. Unlimited Notes, Series 2007-A, 4.00%, 9/30/08	100,000	100,345
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC), 1.65%, 6/9/08	2,700	2,700
		233,827
Minnesota – 1.7%
Bloomington Port Authority Special Tax Revenue Refunding VRDB, Series 1999-B, Mall of America (FSA Corp. Insured), 1.65%, 6/9/08	14,500	14,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Minnesota – 1.7% – continued
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 1.60%, 6/9/08	$3,570	$3,570
Minneapolis and St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Childrens Health Care (FSA Corp. Insured), 1.43%, 6/2/08	5,000	5,000
Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC), 1.45%, 6/2/08	1,200	1,200
Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC), 1.67%, 6/9/08	7,165	7,165
Minnesota State G.O., Series 2003, Citigroup ROCS RR-II-R-4309, (1) 1.60%, 6/9/08	3,610	3,610
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC), 1.65%, 6/9/08	9,800	9,800
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 1.44%, 6/2/08	1,800	1,800
Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.), 1.60%, 6/9/08	7,480	7,480
Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC), 1.67%, 6/9/08	3,500	3,500
Rochester Health Care Facilities Revenue VRDB, Series D, Mayo Clinic, 1.68%, 3/30/09	10,000	10,000
St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2002, Public Radio Project (Allied Irish Bank LOC), 1.43%, 6/2/08	1,300	1,300
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M (Dexia Credit Local LOC), 1.43%, 6/2/08	1,300	1,300
		70,225
Mississippi – 1.4%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, SG Resources Mississippi LLC Project (SunTrust Bank LOC), 1.60%, 6/9/08	10,000	10,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Mississippi – 1.4% – continued
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-B, Chevron USA, Inc. Project, 1.47%, 6/2/08	$2,900	$2,900
Mississippi Business Finance Corp. Golf Opportunity Zone Revenue VRDB, Series 2007-C, Chevron USA, Inc. Project, 1.63%, 6/9/08	6,100	6,100
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 1.53%, 6/2/08	15,000	15,000
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 1.70%, 6/9/08	5,000	5,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000, St. Andrew’s Episcopal School Project (Allied Irish Bank LOC), 1.62%, 6/9/08	1,945	1,945
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC), 1.70%, 6/9/08	10,000	10,000
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Series 2006, Mississippi Baptist Health System (AmSouth Bank Birmingham LOC), 1.62%, 6/9/08	8,500	8,500
		59,445
Missouri – 3.0%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 1.43%, 6/2/08	5,100	5,100
Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 1.65%, 6/9/08	3,100	3,100
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured), 1.74%, 6/9/08	8,695	8,695
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 1.67%, 6/9/08	5,000	5,000
Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC), 1.60%, 6/9/08	2,065	2,065

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Missouri – 3.0% – continued
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series C-2, Ascension Health, 1.75%, 3/3/09	$10,000	$10,000
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 1.65%, 6/9/08	14,720	14,720
Missouri State Health and Educational Facilities Authority Revenue Refunding VRDB, Parkside Meadows Project (Fifth Third Bank LOC), 1.62%, 6/9/08	10,814	10,814
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1996-A, Washington University, 1.30%, 6/2/08	4,000	4,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1996-B, Washington University, 1.30%, 6/2/08	2,800	2,800
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 1.43%, 6/2/08	2,780	2,780
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC), 1.65%, 6/9/08	3,635	3,635
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC), 1.43%, 6/2/08	3,400	3,400
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 1.43%, 6/2/08	1,565	1,565
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC), 1.43%, 6/2/08	3,295	3,295
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, St. Joseph – St. Pius (Allied Irish Bank LOC), 1.65%, 6/9/08	2,680	2,680
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Lutheran Church Extension (National City Bank LOC), 1.62%, 6/2/08	5,025	5,025

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Missouri – 3.0% – continued
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Mother Good Counsel Home (Allied Irish Bank LOC), 1.64%, 6/9/08	$5,300	$5,300
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, BJC Health Systems, 1.55%, 6/9/08	19,000	19,000
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 1.64%, 6/9/08	4,000	4,000
St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC), 1.67%, 6/9/08	5,615	5,615
University of Missouri Revenue VRDB, Series 2000B, 1.40%, 6/2/08	3,100	3,100
		125,689
Montana – 0.1%
City of Forsyth Rosebud County PCR Refunding VRDB, Series 1988, Pacificorp Project (BNP Paribas LOC), 1.65%, 6/2/08	2,400	2,400
Nebraska – 0.2%
City of Omaha Convention Center G.O., ROCS RR-II-R-12170, (1) 1.63%, 6/9/08	7,995	7,995
Nevada – 0.6%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 1.60%, 6/9/08	5,305	5,305
Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC), 1.60%, 6/9/08	9,900	9,900
Clark County Economic Development Revenue VRDB, Opportunity Village Foundation Project (Allied Irish Bank LOC), 1.63%, 6/9/08	7,400	7,400
Clark County Tax Exempt CP Notes, Series 8-A (BNP Paribas LOC), 2.20%, 6/5/08	4,000	4,000
		26,605
New Hampshire – 1.7%
New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC), 1.62%, 6/9/08	900	900
New Hampshire Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2004, Antioch University Issue (National City Bank LOC), 1.92%, 6/9/08	3,865	3,865

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
New Hampshire – 1.7% – continued
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC), 1.62%, 6/9/08	$12,360	$12,360
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2005A, Weeks Medical Center (Allied Irish Bank LOC), 1.66%, 6/9/08	3,470	3,470
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2006, Tilton School (Bank of Nova Scotia LOC), 1.64%, 6/9/08	8,500	8,500
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2007, Phillips Exeter Academy, 1.52%, 6/9/08	21,600	21,600
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2008, St. Anselm College (Royal Bank of Scotland PLC LOC), 1.40%, 6/2/08	19,215	19,215
		69,910
New Jersey – 0.6%
New Jersey State TRANS, Series 2008A, 4.50%, 6/24/08	25,000	25,014
New Mexico – 1.1%
New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 A-2 (UBS AG LOC), 1.50%, 6/9/08	8,000	8,000
State of New Mexico TRANS, Series 2007, 4.00%, 6/30/08	20,000	20,015
State of New Mexico TRANS, Series 2007, 4.50%, 6/30/08	20,000	20,012
		48,027
New York – 1.6%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC), 1.58%, 6/9/08	1,300	1,300
New York City G.O., Subseries J-9, 1.41%, 6/9/08	12,500	12,500
New York City Housing Development Corp. Revenue VRDB, Series A, Gold Street (FNMA Insured), 1.52%, 6/9/08	9,900	9,900
New York City Industrial Development Agency Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC), 1.64%, 6/9/08	9,000	9,000
Triborough Bridge and Tunnel Authority Revenue VRDB, Series 2003B, 1.44%, 6/9/08	18,285	18,285

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
New York – 1.6% – continued
Triborough Bridge and Tunnel Authority Revenue Refunding VRDB, Subseries 2005 B-1, 1.45%, 6/9/08	$5,440	$5,440
Ulster County Industrial Development Agency Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Fortis Bank LOC), 1.52%, 6/9/08	10,000	10,000
		66,425
North Carolina – 2.0%
Charlotte G.O. VRDB, 1.52%, 6/9/08	8,300	8,300
City of Greensboro Street Improvement, G.O. VRDB, 1.55%, 6/9/08	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 1.60%, 6/9/08	8,700	8,700
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking & Trust Co. LOC), 1.65%, 6/9/08	10,500	10,500
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC), 1.60%, 6/9/08	2,600	2,600
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2001, Aldersgate Project (Branch Banking & Trust Co. LOC), 1.70%, 6/9/08	11,490	11,490
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC), 1.61%, 6/9/08	7,500	7,500
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 1.61%, 6/9/08	18,400	18,400
Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds, 1.57%, 6/9/08	9,300	9,300
		86,790
Ohio – 3.8%
Akron Bath Copley Joint Township Hospital District Revenue VRDB, Series 2004B, Summa Health System Project (JPMorgan Chase Bank LOC), 1.65%, 6/9/08	5,985	5,985
Allen County Hospital Facilities Revenue VRDB, Series 2008-E, Catholic Healthcare (Wachovia Bank N.A. LOC), 1.66%, 6/9/08	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Ohio – 3.8% – continued
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2125, Morgan Stanley Floaters (Morgan Stanley LOC), (1) 1.72%, 6/9/08	$16,900	$16,900
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2007, Carnegie/89th Garage Project (JPMorgan Chase Bank LOC), 1.55%, 6/9/08	15,200	15,200
Cleveland COPS Revenue Refunding VRDB, Cleveland Stadium (Wachovia Bank N.A. LOC), 1.60%, 6/9/08	20,900	20,900
Clinton County Hospital Revenue Refunding VRDB, Series 2003A1, HB Magruder Memorial Hospital Project (Fifth Third Bank LOC), 1.67%, 6/9/08	4,725	4,725
Cuyahoga County Economic Development Revenue VRDB, Series 2001, Cleveland Botanical Garden Project (Allied Irish Bank LOC), 1.65%, 6/9/08	10,550	10,550
Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic, 1.40%, 6/2/08	14,000	14,000
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 1.62%, 6/9/08	7,500	7,500
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2006-A, Improvement, Presbyterian (National City Bank LOC), 1.92%, 6/9/08	11,200	11,200
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC), 1.53%, 6/9/08	390	390
Hamilton County Hospital Facilities Revenue VRDB, Series 2007-N, Childrens Hospital Medical Center (JPMorgan Chase Bank LOC), 1.62%, 6/9/08	5,000	5,000
Knox County Hospital Facility Revenue VRDB, Series 2004, Community Hospital Project (National City Bank LOC), 1.93%, 6/9/08	4,950	4,950
Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003, Kendal (Bank of Scotland PLC LOC), 1.60%, 6/9/08	11,250	11,250
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Marietta College Project (JPMorgan Chase Bank LOC), 1.65%, 6/9/08	100	100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Ohio – 3.8% – continued
Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008, University Hospital Health System (Wells Fargo Bank N.A. LOC), 1.55%, 6/9/08	$12,700	$12,700
Ohio State PCR Refunding Bonds, Series 1995, Ohio Air Project (BP PLC LOC), 1.40%, 6/2/08	2,900	2,900
Summit County Port Authority Revenue Bonds, Series 2005, Lawrence School Project (Fifth Third Bank LOC), 1.60%, 6/9/08	6,900	6,900
Warren County Health Care Facilities Revenue VRDB, Series 1998-B, Otterbein Homes, Improvement (Fifth Third Bank LOC), 1.71%, 6/9/08	9,959	9,959
		161,309
Oklahoma – 1.1%
Edmond EDA Student Housing Revenue VRDB, Series 2001A, Edmond Project (Allied Irish Bank LOC), 1.62%, 6/9/08	4,105	4,105
Garfield County Industrial Authority PCR Refunding Bonds, Series A, Oklahoma Gas & Electric Co. Project, 1.80%, 6/9/08	10,000	10,000
Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (Bank of America N.A. LOC), 1.65%, 6/9/08	23,100	23,100
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series F, 1.62%, 6/9/08	10,240	10,240
		47,445
Oregon – 1.4%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC), 1.60%, 6/9/08	5,235	5,235
Medford Hospital Facilities Authority Revenue VRDB, Series 2006, Cascade Manor Project (KBC Bank N.V. LOC), 1.40%, 6/2/08	1,400	1,400
Multnomah County Hospital Facilities Authority Revenue VRDB, Series 2006C, Terwilliger Plaza Project (Bank of America N.A. LOC), 1.62%, 6/9/08	13,000	13,000
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing (FNMA LOC), 1.62%, 6/9/08	30,345	30,345
State of Oregon Higher Education G.O., Series 2007-42, ABN AMRO Munitops II, (1) 1.65%, 6/9/08	9,735	9,735
		59,715

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Pennsylvania – 2.5%
Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 1.62%, 6/9/08	$8,950	$8,950
Allentown Redevelopment Authority Revenue Refunding Bonds, Series 1990, Arcadia Association Project (Societe Generale LOC), 1.67%, 6/9/08	6,000	6,000
Lancaster County Hospital Authority Revenue VRDB, Series 2000, Quarryville Presbyterian (Manufacturers & Traders Trust Co. LOC), 1.63%, 6/9/08	14,545	14,545
Latrobe IDA Revenue VRDB, Series 2003, Greensburg Diocese (Allied Irish Bank LOC), 1.69%, 6/9/08	2,585	2,585
Montgomery County IDA PCR Refunding VRDB, Exelon (Wachovia Bank N.A. LOC), 1.58%, 6/9/08	5,250	5,250
Pennsylvania Economic Development Financing Authority Revenue VRDB, Hospital Enhancement Loan Program-A2 (National City Bank LOC), 1.93%, 6/9/08	3,085	3,085
Pennsylvania Economic Development Financing Authority Treasury Department Revenue VRDB, Series 2006, Hospital Enhancement Loan-A1 (National City Bank LOC), 1.93%, 6/9/08	5,815	5,815
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2001-I, Association of Independent Colleges (Allied Irish Bank LOC), 3.45%, 11/1/08	2,500	2,500
Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Series 2004-O, Rosemont College Project (Wachovia Bank N.A. LOC), 3.42%, 11/1/08	1,900	1,900
Philadelphia School District G.O. Unlimited TRANS, Series 2007-A (Bank of America N.A. LOC), 4.50%, 6/27/08	20,000	20,011
Philadelphia Water and Wastewater Revenue Refunding VRDB, Series 2003 (FSA Corp. Insured), 1.51%, 6/9/08	18,150	18,150
University of Pennsylvania Health Revenue Bonds, Series D, Merrill Term Tender Custodial Receipts, (1)(2) 2.95%, 11/18/08	17,780	17,792
		106,583
Puerto Rico – 0.1%
Commonwealth of Puerto Rico TRANS, Series 2007 (Bank of Nova Scotia LOC), 4.25%, 7/30/08	5,000	5,007

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
South Carolina – 1.0%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS RR-II-R-497M, (1) 1.60%, 6/9/08	$9,115	$9,115
Medical University Hospital Authority Revenue VRDB, Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1) 1.72%, 6/9/08	6,000	6,000
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC), 1.60%, 6/9/08	4,850	4,850
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 1.63%, 6/9/08	10,000	10,000
South Carolina Jobs EDA Revenue VRDB, Series 2007-C, Woodlands at Furman Project (Natixis S.A. LOC), 1.62%, 6/9/08	10,000	10,000
South Carolina Jobs EDA Revenue VRDB, Series 2007-D, Woodlands at Furman Project (Natixis S.A. LOC), 1.62%, 6/9/08	2,500	2,500
		42,465
South Dakota – 0.1%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC), 1.67%, 6/9/08	4,820	4,820
Tennessee – 2.2%
Blount County Public Building Authority Revenue VRDB, Series A-4-A, Local Government Public Improvement Bonds, 1.49%, 6/2/08	6,000	6,000
City of Chattanooga 21st Century G.O., ABN AMRO Munitops Certificate Trust 2002-25 (MBIA Insured), (1) 1.72%, 6/9/08	7,685	7,685
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (FNMA Insured), 1.56%, 6/9/08	3,095	3,095
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC), 1.60%, 6/9/08	6,000	6,000
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 1989, Multifamily Housing, Belle (Societe Generale LOC), 1.67%, 6/9/08	9,680	9,680
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 1.60%, 6/9/08	500	500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Tennessee – 2.2% – continued
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 1.66%, 6/9/08	$17,029	$17,029
Montgomery County Public Building Authority Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC), 1.25%, 6/2/08	1,000	1,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-B-12 (FSA Corp. Insured), 1.48%, 6/2/08	300	300
Series 2000 IV-C-1 (FSA Corp. Insured), 1.48%, 6/2/08	1,700	1,700
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict Auburndale School Project (AmSouth Bank Birmingham LOC), 1.62%, 6/9/08	3,100	3,100
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007, Tipton Rosemark Academy (Regions Bank LOC), 1.66%, 6/9/08	8,045	8,045
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC), 1.62%, 6/9/08	6,000	6,000
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase & Co. LOC), (1) 1.67%, 6/9/08	11,105	11,105
Tennessee Energy Acquisition Corp. Revenue Bonds, ROCS RR-II-R-598, 1.60%, 6/9/08	9,000	9,000
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program, 5.00%, 6/30/08	5,000	5,005
		95,244
Texas – 5.6%
ABN AMRO Munitops Certificate Trust G.O., Series 2007-21 (PSF of Texas Gtd.), (1) 1.65%, 6/9/08	5,000	5,000
Bexar County Housing Finance Corp. Multifamily Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 1.67%, 6/9/08	3,500	3,500
Board of Regents, University of Texas Revenue Financing System CP Notes (University of Texas-Financing System Guaranteed), 1.55%, 7/11/08	10,000	10,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Texas – 5.6% – continued
Burleson Independent School District G.O., Series 2007-35, ABN AMRO Munitops II (PSF of Texas Gtd.), (1) 1.65%, 6/9/08	$15,400	$15,400
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2005, Roman Catholic Diocese (Wachovia Bank N.A. LOC), 1.55%, 6/9/08	14,660	14,660
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2006, Summit Christian Academy (Wachovia Bank N.A. LOC), 1.60%, 6/9/08	7,100	7,100
Cypress-Fairbanks Independent School District G.O., Citigroup ROCS RR II-R-10091 (PSF of Texas Gtd.), (1) 1.60%, 6/9/08	6,845	6,845
Fort Bend School District G.O., Series 2004A-03, Wachovia MERLOTS (PSF of Texas Gtd.), (1) 1.68%, 6/9/08	7,040	7,040
Harris County Flood Control District G.O. Refunding, Series 2008-B, 1.55%, 6/9/08	14,200	14,200
Harris County G.O., Series 2003B, Citigroup ROCS RR-II-R-4541 (Collateralized by U.S. Treasuries), (1) 1.60%, 6/9/08	7,705	7,705
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC), 1.53%, 6/9/08	3,800	3,800
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2008 A-1, Methodist Hospital System, 1.40%, 6/2/08	2,000	2,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC), 1.62%, 6/9/08	10,250	10,250
Houston Independent School District G.O. Revenue VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 3.75%, 6/16/08	14,720	14,720
Katy Independent School District G.O. VRDB, Series C, Ford Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.), 1.60%, 6/9/08	2,600	2,600
Lovejoy Texas Independent School District G.O., Series DB-514, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1) 1.63%, 6/9/08	3,280	3,280
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC), 1.60%, 6/9/08	8,700	8,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Texas – 5.6% – continued
San Antonio Education Facilities Corp. Revenue VRDB, Series 2008, Incarnate Word Project (JPMorgan Chase Bank LOC), 1.60%, 6/9/08	$28,000	$28,000
Seminole Texas Independent School District G.O., Series DB-559, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1) 1.63%, 6/9/08	4,245	4,245
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist Health System – Sunbelt (SunTrust Bank LOC), 1.60%, 6/9/08	7,490	7,490
Tarrant County Housing Finance Corp. Revenue Bonds, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.), 1.56%, 6/9/08	1,565	1,565
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 1.55%, 6/9/08	21,650	21,650
University of Texas Revenue Refunding VRDB, Series 2007-B, Financing System, 1.30%, 6/9/08	14,800	14,800
University of Texas Revenue VRDB, Series 2008-B, Financing System, 1.45%, 6/9/08	9,500	9,500
University of Texas Revenue VRDB, Series 2008-B, Financing System, 1.45%, 6/9/08	11,400	11,400
		235,450
Utah – 0.9%
Duchesne County Hospital Development Revenue VRDB, Series 2007A, Uintah Basin Medical Center (JPMorgan Chase Bank LOC), 1.64%, 6/9/08	9,000	9,000
Utah Transit Authority Revenue VRDB, Subseries B (Fortis Bank LOC), 1.60%, 6/2/08	2,000	2,000
Utah Water Finance Agency Revenue VRDB, Series 2004A-9 (AMBAC Insured), 2.07%, 6/9/08	3,300	3,300
Utah Water Finance Agency Revenue VRDB, Series 2005A-11 (AMBAC Insured), 2.07%, 6/9/08	24,700	24,700
		39,000
Virginia – 0.6%
Fairfax County Water Authority Revenue Bonds, Citigroup Eagle 200691 Class A, (1) 1.61%, 6/9/08	3,000	3,000
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 1.63%, 6/9/08	4,000	4,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Virginia – 0.6% – continued
Madison County IDA Educational Facilities Revenue VRDB, Woodberry Forest School (SunTrust Bank LOC), 1.35%, 6/2/08	$5,000	$5,000
University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1) 1.61%, 6/9/08	12,000	12,000
Virginia College Building Authority Revenue VRDB, Series 2004, University of Richmond Project, 1.60%, 6/9/08	2,500	2,500
		26,500
Vermont – 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series 2008-A, Fletcher Allen (Toronto-Dominion Bank LOC), 1.52%, 6/9/08	9,120	9,120
Washington – 2.3%
Everett Washington Public Facilities District Revenue VRDB, Series 2007, 1.43%, 6/2/08	7,050	7,050
King County Sewer Revenue VRDB, Series 2006A, Junior Lien (MBIA Insured), 2.00%, 6/9/08	8,100	8,100
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series 2005-28, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 2.62%, 6/9/08	10,000	10,000
State of Washington G.O. Floaters, Lehman Municipal Trust Receipts, Series 2008 K14W Regulation D, (1) 1.91%, 6/9/08	4,000	4,000
Washington State G.O., Citigroup ROCS RR-II-R-10136, (1) 1.60%, 6/9/08	11,425	11,425
Washington State G.O., Series 1993B Smith Barney, Soc Gen Trust SGB-13, (1) 1.59%, 6/9/08	1,350	1,350
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC), 1.73%, 6/9/08	8,980	8,980
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 1.65%, 6/9/08	1,145	1,145
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 1.65%, 6/9/08	1,900	1,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Washington – 2.3% – continued
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 1.59%, 6/9/08	$6,000	$6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Judson Park Project (KBC Bank N.V. LOC), 1.64%, 6/9/08	10,400	10,400
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 1.60%, 6/2/08	3,000	3,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC), 1.67%, 6/9/08	3,725	3,725
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 1.70%, 6/9/08	5,500	5,500
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2007B, Eastside Catholic School (KeyBank N.A. LOC), 1.58%, 6/9/08	9,000	9,000
Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC), Series A 1998, 1.70%, 6/9/08	2,895	2,895
Series B 1998, 1.70%, 6/9/08	3,930	3,930
		98,400
West Virginia – 0.2%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC), 1.63%, 6/9/08	460	460
West Virginia State Hospital Finance Authority Revenue VRDB, Pallottine Health Services Project (Fifth Third Bank LOC), 1.63%, 6/9/08	6,300	6,300
		6,760
Wisconsin – 5.2%
Milwaukee Redevelopment Authority Lease Revenue VRDB, Series 2005, University of Wisconsin-Kenilworth Project (Depfa Bank PLC LOC), 1.62%, 6/9/08	3,155	3,155
State of Wisconsin, Series 2007, Operating Notes, 4.50%, 6/16/08	22,000	22,006

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Wisconsin – 5.2% – continued
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Oakwood Village (Marshall & Ilsley Bank LOC), 1.64%, 6/9/08	$13,500	$13,500
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC), 1.62%, 6/9/08	3,300	3,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (Bank of America N.A. LOC), 1.62%, 6/9/08	10,800	10,800
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 1.43%, 6/2/08	1,300	1,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC), 1.60%, 6/9/08	3,300	3,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003C, Mercy Health Systems (Marshall & Ilsley Bank LOC), 1.64%, 6/9/08	6,300	6,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC), 1.60%, 6/9/08	3,140	3,140
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2008, Custodial Receipts-Whefa Beloit (Bank of New York LOC), 1.45%, 6/2/08	18,805	18,805
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC), 1.64%, 6/9/08	9,200	9,200
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC), 1.64%, 6/9/08	10,420	10,420
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), Series 2002B, 1.43%, 6/2/08	1,630	1,630
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC), 1.67%, 6/9/08	1,855	1,855
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series B, Southwest Health Center (Fifth Third Bank LOC), 1.65%, 6/9/08	6,240	6,240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Wisconsin – 5.2% – continued
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 1997, Alverno College Project (Allied Irish Bank LOC), 1.43%, 6/2/08	$1,000	$1,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002H, Pooled Loan Financing Program (U.S. Bank N.A. LOC), 1.68%, 6/9/08	3,000	3,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC), 1.54%, 6/9/08	19,500	19,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC), 1.67%, 6/9/08	1,280	1,280
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2006-C, Upland Hills Health (Allied Irish Bank LOC), 1.65%, 6/9/08	7,150	7,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Hospital (U.S. Bank N.A. LOC), 1.40%, 6/2/08	5,150	5,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC), 1.65%, 6/9/08	3,150	3,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Gundersen Lutheran (Wells Fargo Bank N.A. LOC), 1.55%, 6/9/08	7,500	7,500
Wisconsin Housing and EDA Revenue VRDB, Series 2006-C, 1.60%, 6/9/08	790	790
Wisconsin Housing and EDA Revenue VRDB, Series D, 1.60%, 6/9/08	2,355	2,355
Wisconsin School Districts Cash Flow Management Program COPS, Series 2007 A1, Temporary Borrowing Program, 4.50%, 9/18/08	31,000	31,120
Wisconsin State Transportation Revenue Bonds, Series 2007-24, Clipper Tax-Exempt Certificate Trust, (1) 1.77%, 6/9/08	21,745	21,745
		218,691

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.4% – continued
Multiple States Pooled Securities – 0.4%
BB&T Municipal Trust Revenue Bonds, Floaters Series 1019 (Branch Banking & Trust Co. LOC), (1) 1.70%, 6/9/08	$18,000	$18,000
Total Municipal Investments
(Cost $4,088,731)		4,088,731

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.2%
AIM Tax-Free Cash Reserve Portfolio	53,356,043	53,356
Lehman Brothers Institutional Liquidity Funds –Tax-Exempt Portfolio	80,212,670	80,213
Total Investment Companies
(Cost $133,569)		133,569

Total Investments – 99.6%
(Cost $4,222,300) (3)		4,222,300
Other Assets less Liabilities – 0.4%		18,563
NET ASSETS – 100.0%		$4,240,863

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security that has been deemed illiquid. At May 31, 2008, the value of this restricted illiquid security amounted to approximately $17,792,000 or 0.4% of net assets. Additional information on this restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
University of Pennsylvania Health Revenue Bonds (PA), 2.95%, 11/18/08	3/5/08	$17,798

(3) The cost for federal income tax purposes was $4,222,300.

At May 31, 2008, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Water Services and Solid Waste Management	5.9%
Educational Services	18.0
Executive, Legislative and General Government	21.1
General Medical, Surgical and Nursing and Personal Care	9.8
Health Services and Residential Care	16.9
Urban and Community Development, Housing Programs and Social Services	8.0
All other sectors less than 5%	20.3
Total	100.0%

Percentages shown are based on Net Assets.

At May 31, 2008, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
0 – 14 Days	85.0%
15 – 30 Days	5.4
31 – 60 Days	0.5
61 – 90 Days	1.6
91 – 180 Days	4.6
181 – 364 Days	2.9
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$133,569	$—
Level 2	4,088,731	—
Level 3	—	—
Total	$4,222,300	$—

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BANS	Bond Anticipation Notes	LOC	Letter of Credit
COPS	Certificates of Participation	MBIA	Municipal Bond Insurance Association
CP	Commercial Paper	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
EDA	Economic Development Authority	MTN	Medium Term Notes
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	PSF	Permanent School Fund
FHLMC	Freddie Mac	RANS	Revenue Anticipation Notes
FNMA	Fannie Mae	ROCS	Reset Option Certificates
FRCD	Floating Rate Certificates of Deposit	SGB	Sociète Generale Bank
FRN	Floating Rate Notes	Soc Gen	Sociète Generale
FSA	Financial Security Assurance	STARS	Short Term Adjustable Rate Securities
GIC	Guaranteed Investment Contract	TANS	Tax Anticipation Notes
G.O.	General Obligation	TRANS	Tax and Revenue Anticipation Notes
Gtd.	Guaranteed	TRB	Tax Revenue Bonds
HFA	Housing Finance Authority	TSB	Trustee Savings Bank
IDA	Industrial Development Authority	VRDB	Variable Rate Demand Bonds
IDB	Industrial Development Board

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following five money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and Municipal Portfolio (the “Portfolios” or “Money Market Portfolios”). Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2008, Shares, Service Shares and Premier Shares were outstanding for the Diversified Assets, Government, Government Select and Municipal Portfolios, and Shares and Service Shares were outstanding for the Tax-Exempt Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – The investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Amortized cost was not deemed to approximate fair value for certain investments in the Diversified Assets Portfolio. The valuation methodology for such investments is described on page 18 of this semiannual report.

B) CREDIT ENHANCEMENTS – Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares.

C) REPURCHASE AGREEMENTS – During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio and Government Portfolio have entered into such joint repurchase agreements at May 31, 2008, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Certain money market portfolios receive dividend income from investment companies.

E) EXPENSES – Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

to an individual Portfolio are allocated among all the Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS – Each Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

G) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

Amounts in thousands	NOVEMBER 30, 2014	NOVEMBER 30, 2015
Diversified Assets	$—	$18
Government	10	—

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2007, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$—	$54,405
Government	—	12,122
Government Select	—	27,426
Tax-Exempt	2,320	—
Municipal	9,939	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$—	$697,748
Government	—	144,695
Government Select	—	299,622
Tax-Exempt	25,797	—
Municipal	136,066	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2006, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$—	$502,581
Government	—	126,363
Government Select	—	214,638
Tax-Exempt	20,954	—
Municipal	57,707	30

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2008, management has evaluated the application of FIN 48 to the Portfolios, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2008, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2008, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVER
Diversified Assets	0.25%	—%	0.25%
Government	0.25%	—%	0.25%
Government Select	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
Municipal	0.20%	0.10%	0.10%

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES	PREMIER SHARES
Diversified Assets	$54	$7	$1
Government	43	9	—
Government Select	66	7	28
Tax-Exempt	8	—	—
Municipal	10	4	—

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PNC Global Investment Servicing, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services. The Portfolios pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

In addition, if in any fiscal year the sum of a Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service plan for the Portfolios’ Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2008, under such arrangements are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust’s secretary also serves as legal counsel

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

to the Trust and the independent Trustees and receives legal fees from the Portfolios for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

At May 31, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Diversified Assets	$—	$(22,496)	$(22,496)	$10,079,153

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Servicing Agents”) under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SERVICE SHARES	PREMIER SHARES
Diversified Assets	$185	$17
Government	217	11
Government Select	193	702
Tax-Exempt	5	—
Municipal	82	2

As compensation for services rendered as a Servicing Agent, Northern Trust received shareholder servicing fees for the six months ended May 31, 2008, as follows:

Amounts in thousands	SERVICE SHARES	PREMIER SHARES
Diversified Assets	$44	$3
Government	23	—
Government Select	53	—

6. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

Effective December 13, 2007 for the Trust, the revolving bank credit agreement has been lowered to $100,000,000 from the original $150,000,000 noted above.

At May 31, 2008, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the six months ended May 31, 2008.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$92,846,741	$2,333	$(97,793,418)	$(4,944,344)
Government	66,366,616	1,048	(62,879,401)	3,488,263
Government Select	50,689,338	10,248	(47,378,394)	3,321,192
Tax-Exempt	3,064,724	8	(3,156,033)	(91,301)
Municipal	10,830,220	8,399	(10,733,692)	104,927

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

Transactions in Shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Diversified Assets	$226,053,554	$12,271	$(223,756,285)	$2,309,540
Government	60,338,545	1,351	(60,281,050)	58,846
Government Select	44,265,332	27,712	(41,001,295)	3,291,749
Tax-Exempt	5,707,842	576	(5,324,177)	384,241
Municipal	24,509,714	22,789	(22,930,695)	1,601,808

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$1,056,813	$—	$(1,129,879)	$(73,066)
Government	331,360	—	(388,633)	(57,273)
Government Select	824,249	—	(766,171)	58,078
Tax-Exempt	6,862	—	(8,507)	(1,645)
Municipal	102,582	—	(70,313)	32,269

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$2,159,360	$—	$(2,080,612)	$78,748
Government	555,948	—	(480,716)	75,232
Government Select	575,500	—	(558,890)	16,610
Tax-Exempt	14,526	—	(14,702)	(176)
Municipal	102,165	—	(110,687)	(8,522)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$11,210	$—	$(21,600)	$(10,390)
Government	929	—	(649)	280
Government Select	397,633	—	(247,503)	150,130
Municipal	878	—	(37)	841

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$643,165	$—	$(651,123)	$(7,958)
Government	1,445	—	(1,358)	87
Government Select	279,686	1	(308,657)	(28,970)
Municipal	1,008	—	(1,099)	(91)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolios’ financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the accompanying Schedules of Investments.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2008 (UNAUDITED)

(a) how and why a portfolio uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a Portfolio’s financial position, financial performance and cash flows. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolios’ financial statements and financial disclosures, if any.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

SHAREHOLDER MEETING RESULTS	MAY 31, 2008 (UNAUDITED)

A Special Meeting of Shareholders of each investment portfolio (the “Portfolios”) of Northern Institutional Funds was held on January 29, 2008 to (1) elect eight Trustees of the Northern Institutional Funds’ Board and (2) approve an amended and restated investment advisory agreement between each Portfolio and its investment adviser, reflecting a change in the termination and renewal date of the agreements to June 30 of each year.

With respect to electing eight Trustees of the Northern Institutional Funds’ Board, the resulting votes are presented below:

	FOR THE NOMINEE	WITHHELD
TRUSTEE	NUMBER OF SHARES	NUMBER OF SHARES
William L. Bax	20,175,982,284.20	307,292,920.69
Edward J. Condon Jr.	20,141,720,862.58	341,554,342.31
Sharon Gist Gilliam	20,143,907,789.53	339,367,415.36
Sandra Polk Guthman	20,170,945,695.60	312,329,509.29
Michael E. Murphy	20,002,807,403.60	480,467,801.29
Mary Jacobs Skinner	20,240,490,218.06	242,784,986.83
Richard P. Strubel	20,175,819,804.20	307,455,400.69
Casey Sylla	20,244,824,491.30	238,450,713.59

With respect to approving an amended and restated investment advisory agreement, the resulting votes are presented below:

	NUMBER OF SHARES
FUND NAME	FOR	AGAINST	ABSTAIN
Diversified Assets	7,020,465,452.68	8,151,509.02	269,743,215.97
Government	1,738,849,159.94	5,830,882.02	103,643,835.47
Government Select	3,791,336,293.72	143,684.00	14,923,166.14
Tax-Exempt	579,457,837.65	10,581.64	219,513.00
Municipal	2,085,574,510.60	51,057.00	431,365.00

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/07 - 5/31/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.35%	$1,000.00	$1,016.30	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.25	$1.77	**
SERVICE SHARES
Actual	0.61%	$1,000.00	$1,014.90	$3.07
Hypothetical	0.61%	$1,000.00	$1,021.95	$3.08	**
PREMIER SHARES
Actual	0.87%	$1,000.00	$1,013.60	$4.38
Hypothetical	0.87%	$1,000.00	$1,020.65	$4.39	**

GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.35%	$1,000.00	$1,014.90	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.25	$1.77	**
SERVICE SHARES
Actual	0.61%	$1,000.00	$1,013.60	$3.07
Hypothetical	0.61%	$1,000.00	$1,021.95	$3.08	**
PREMIER SHARES
Actual	0.87%	$1,000.00	$1,012.30	$4.38
Hypothetical	0.87%	$1,000.00	$1,020.65	$4.39	**

GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.20%	$1,000.00	$1,014.90	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.00	$1.01	**
SERVICE SHARES
Actual	0.46%	$1,000.00	$1,013.60	$2.32
Hypothetical	0.46%	$1,000.00	$1,022.70	$2.33	**
PREMIER SHARES
Actual	0.72%	$1,000.00	$1,012.30	$3.62
Hypothetical	0.72%	$1,000.00	$1,021.40	$3.64	**

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.35%	$1,000.00	$1,012.00	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.25	$1.77	**
SERVICE SHARES
Actual	0.61%	$1,000.00	$1,010.70	$3.07
Hypothetical	0.61%	$1,000.00	$1,021.95	$3.08	**

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.20%	$1,000.00	$1,012.40	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.00	$1.01	**
SERVICE SHARES
Actual	0.46%	$1,000.00	$1,011.10	$2.31
Hypothetical	0.46%	$1,000.00	$1,022.70	$2.33	**
PREMIER SHARES
Actual	0.72%	$1,000.00	$1,009.70	$3.62
Hypothetical	0.72%	$1,000.00	$1,021.40	$3.64	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2008. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (the “Investment Adviser”).

The Advisory Agreement was recently amended to reset the termination date to June 30. The resetting of the termination date was approved by the shareholders of the Portfolios at a Special Meeting held on January 29, 2008. In conjunction with the change in the termination date, the Board of Trustees determined that the annual contract renewal meeting should be moved from February to May. Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved on an interim basis with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on February 15, 2008 (the “February Meeting”). The interim approval of the Advisory Agreement was for the period from April 30, 2008, the original termination date of the agreement, to June 30, 2008, the new termination date of the agreement.

The Advisory Agreement was re-approved again with respect to all of the Portfolios by the Trustees, including all of the Independent Trustees, at the annual contract renewal meeting held on May 8-9, 2008 (together with the February Meeting, the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

The Trustees reviewed information on the following topics for all of the Portfolios: the Investment Adviser’s profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ custodian, transfer agent, co-administrator and securities lending

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

agent. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements that were applicable to the Portfolios and the continued involvement of internal audit in reviewing operations related to the Portfolios. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer (“CCO”) during the year to strengthen the Portfolios’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s CCO at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information.

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered Portfolios and to rankings and ratings issued by third parties. This information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees considered the Portfolios’ investment performance relative to their respective performance benchmarks and in light of the investment objectives and credit parameters applicable to the Portfolios, as well as the investor base the Portfolios are intended to serve. They also considered the Portfolios’ compliance with regulations of the Securities and Exchange Commission applicable to money market mutual funds and the stability of the Portfolios’ net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios. Based on the information provided, the Trustees believed that the Portfolios had provided competitive yields in light of their respective investment objectives and policies.

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s voluntary fee waivers and its affiliate’s contractual expense reimbursements that limit the expense caps for the Portfolios to specific levels. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

With respect to the Diversified Assets Portfolio, the Trustees also considered that unlike the other Portfolios, this Portfolio is used by the Investment Adviser as a cash sweep vehicle for the Investment Adviser’s and its affiliates’ institutional accounts. Therefore, the Trustees considered the Diversified Assets Portfolio’s expense ratio in light of expense ratios of other similar institutional money market funds.

Information on the services rendered by the Investment Adviser to the Portfolios, the fee rates paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to waive fees to limit the Portfolios’ total expense ratios to specified levels.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	PRIME OBLIGATIONS PORTFOLIO

11	ABBREVIATIONS AND OTHER INFORMATION

12	NOTES TO THE FINANCIAL STATEMENTS

16	SHAREHOLDER MEETING RESULTS

17	FUND EXPENSES

18	TRUSTEES AND OFFICERS

18	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2008 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost	$1,943,581	(1)
Repurchase agreements, at cost which approximates fair value	750,000
Investment in capital support agreement, at value (cost $—)	846
Cash	16
Interest income receivable	8,592
Receivable from affiliated administrator	179
Prepaid and other assets	48
Total Assets	2,703,262
LIABILITIES:
Payable for securities purchased	10,000
Distributions payable to shareholders	5,118
Payable to affiliates:
Investment advisory fees	234
Co-administration fees	234
Custody and accounting fees	23
Trustee fees	10
Accrued other liabilities	108
Total Liabilities	15,727
Net Assets	$2,687,535
ANALYSIS OF NET ASSETS:
Capital stock	$2,693,107
Accumulated undistributed net investment income	–
Accumulated undistributed net realized gain	1,081
Net unrealized depreciation	(6,653)
Net Assets	$2,687,535
Net Assets:
Shares	$2,536,700
Service Shares	98,650
Premier Shares	52,185
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	2,541,972
Service Shares	98,855
Premier Shares	52,280
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
Premier Shares	1.00

(1) Certain defaulted securities reflect the fair market value rather than amortized cost. Investments at cost are $1,951,080.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	MAY 31, 2008 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$65,735
EXPENSES:
Investment advisory fees	2,727
Co-administration fees	1,821
Custody and accounting fees	123
Transfer agent fees	35
Registration fees	43
Printing fees	22
Professional fees	51
Trustee fees and expenses	42
Shareholder servicing fees	409
Other	67
Total Expenses	5,340
Less voluntary waivers of investment advisory fees	(907)
Less expenses reimbursed by administrator	(1,266)
Net Expenses	3,167
Net Investment Income	62,568
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	1,087
Net change in unrealized depreciation on investments	(7,499)
Net change in unrealized appreciation on capital support agreement	846
Net Losses on Investments	(5,566)
Net Increase in Net Assets Resulting from Operations	$57,002

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) OR FISCAL YEAR ENDED NOVEMBER 30, 2007

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2008	2007
OPERATIONS:
Net investment income	$62,568	$229,262
Net realized gain (loss) on investment transactions	1,087	(6)
Net change in unrealized depreciation	(6,653)	—
Net Increase in Net Assets Resulting from Operations	57,002	229,256
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(1,883,662)	2,798,458
Net increase (decrease) in net assets resulting from Service Shares transactions	(68,620)	12,606
Net increase (decrease) in net assets resulting from Premier Shares transactions	(34,348)	76,091
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,986,630)	2,887,155
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(59,009)	(220,685)
Total Distributions to Shares Shareholders	(59,009)	(220,685)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(2,063)	(7,409)
Total Distributions to Service Shares Shareholders	(2,063)	(7,409)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income	(1,496)	(1,171)
Total Distributions to Premier Shares Shareholders	(1,496)	(1,171)
Total Increase (Decrease) in Net Assets	(1,992,196)	2,887,146

NET ASSETS:
Beginning of period	4,679,731	1,792,585
End of period	$2,687,535	$4,679,731
Accumulated Undistributed Net Investment Income	$—	$—

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) OR FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2008	2007	2006	2005	2004	2003(4)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05	0.03	0.01	–
Net realized and unrealized gains (losses)	– (3)	–	–	–	–	–
Total from Investment Operations	0.02	0.05	0.05	0.03	0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)	–
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	1.67%	5.23%	4.86%	2.94%	1.14%	0.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,536,700	$4,425,630	$1,627,181	$828,872	$594,224	$398,281
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.15%	0.20%	0.20%	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.27%	0.26%	0.27%	0.29%	0.29%	0.37%
Net investment income, net of waivers, reimbursements and credits	3.47%	5.11%	4.82%	2.97%	1.18%	0.91%
Net investment income, before waivers, reimbursements and credits	3.35%	5.05%	4.75%	2.88%	1.09%	0.74%

	SERVICE
Selected per share data	2008	2007	2006	2005	2004	2003(5)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05	0.04	0.03	0.01	–
Net realized and unrealized gains (losses)	– (3)	–	–	–	–	–
Total from Investment Operations	0.01	0.05	0.04	0.03	0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.05)	(0.04)	(0.03)	(0.01)	–
Total Distributions Paid	(0.01)	(0.05)	(0.04)	(0.03)	(0.01)	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	1.54%	4.96%	4.59%	2.67%	0.88%	0.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$98,650	$167,473	$154,867	$54,814	$48,496	$16,601
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.41%	0.46%	0.46%	0.46%	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.53%	0.52%	0.53%	0.55%	0.55%	0.63%
Net investment income, net of waivers, reimbursements and credits	3.21%	4.85%	4.56%	2.71%	0.92%	0.65%
Net investment income, before waivers, reimbursements and credits	3.09%	4.79%	4.49%	2.62%	0.83%	0.48%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(4)	For the period August 21, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5)	For the period September 2, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) OR FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	PREMIER
Selected per share data	2008	2007	2006	2005(4)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05	0.04	—
Net realized and unrealized gains (losses)	— (3)	—	—	—
Total from Investment Operations	0.01	0.05	0.04	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.05)	(0.04)	—
Total Distributions Paid	(0.01)	(0.05)	(0.04)	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(1)	1.40%	4.68%	4.32%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$52,185	$86,628	$10,537	$13,608
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.67%	0.72%	0.72%	0.72%
Expenses, before waivers, reimbursements and credits	0.79%	0.78%	0.79%	0.81%
Net investment income, net of waivers, reimbursements and credits	2.95%	4.59%	4.30%	3.39%
Net investment income, before waivers, reimbursements and credits	2.83%	4.53%	4.23%	3.30%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(4)	For the period November 18, 2005 (commencement of operations) through November 30, 2005. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 10.4%
Domestic Depository Institutions – 1.3%
Citibank, New York, 2.32%, 6/23/08	$25,000	$25,000
HSBC Bank USA, 4.93%, 7/9/08	10,000	10,000
		35,000
Foreign Depository Institutions – 9.1%
Allied Irish Bank, London, 5.44%, 6/16/08	3,000	3,000
Bank of Scotland PLC, Halifax Branch, 5.00%, 10/14/08	5,000	5,000
Bank of Scotland PLC, New York Branch, 5.35%, 6/4/08	5,000	5,000
4.60%, 7/29/08	10,000	10,000
Barclays Bank, New York Branch, 4.77%, 7/25/08	15,000	15,000
BNP Paribas S.A., London Branch, 2.35%, 6/30/08	10,000	10,000
Credit Agricole S.A., London Branch, 2.37%, 6/30/08	20,000	20,000
4.91%, 10/9/08	10,000	10,000
4.97%, 10/14/08	5,000	5,000
Deutsche Bank, London Branch, FRCD, 2.16%, 6/1/08	8,000	8,000
Deutsche Bank, New York Branch, 2.85%, 8/4/08	10,000	10,000
Lloyds Bank, London Branch, 2.31%, 6/27/08	10,000	10,000
Lloyds Bank, New York Branch, 2.31%, 6/23/08	20,000	20,000
4.90%, 7/9/08	10,000	10,000
National Australia Bank, London Branch, 5.40%, 6/12/08	5,000	5,000
2.85%, 8/8/08	10,000	10,000
Rabobank Nederland, New York Branch, 2.27%, 6/27/08	40,000	40,000
Societe Generale, London Branch, 2.37%, 6/30/08	50,000	50,000
		246,000
Total Certificates of Deposit
(Cost $281,000)		281,000

COMMERCIAL PAPER – 15.2%
Auto Receivables – 0.7%
FCAR1 Owner Trust, 2.85%, 6/20/08	20,000	19,970
Credit Arbitrage – 0.4%
Scaldis Capital LLC, 2.53%, 6/23/08	10,000	9,985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 15.2% – continued
Multi-Seller Conduits – 10.6%
Amstel Funding Corp., (1) 2.60%, 6/2/08	$50,000	$49,996
2.51%, 6/20/08	20,000	19,974
Barton Capital Corp., 2.45%, 6/6/08	10,000	9,997
Clipper Receivables Corp., 2.75%, 6/2/08	50,000	49,996
Liberty Street Funding Co., 2.35%, 6/6/08	15,000	14,995
Park Avenue Receivables, (1) 2.50%, 6/5/08	30,000	29,992
Sheffield Receivables Corp., 2.40%, 6/4/08	35,000	34,993
Thames Asset Global Securitization, 2.50%, 6/9/08	25,000	24,986
Versailles, 3.25%, 6/2/08	50,000	49,995
		284,924
Non-Depository Personal Credit – 3.5%
General Electric Capital Corp., 2.35%, 6/2/08	65,000	64,996
2.52%, 7/11/08	18,000	17,950
2.84%, 7/29/08	10,000	9,954
		92,900
Total Commercial Paper
(Cost $407,779)		407,779

CORPORATE NOTES/BONDS – 14.4%
Bank Holding Companies – 0.7%
Citigroup Funding, Inc., FRN, 2.69%, 8/13/08	15,000	15,000
HSBC USA, Inc., FRN, 2.52%, 6/16/08	5,000	5,000
		20,000
Chemicals and Allied Products – 0.4%
BASF Finance Europe N.V., FRN, (1) 2.81%, 7/21/08	10,000	10,000
Credit Arbitrage – 0.5%
Mazarin Funding Corp., FRN, (1) 2.89%, 7/25/08	5,000	5,000
2.62%, 8/26/08	10,000	9,999
		14,999
Domestic Depository Institutions – 2.8%
Bank of America, N.A., 2.25%, 6/20/08	30,000	30,000
National City Bank, FRN, 2.16%, 6/1/08	30,000	30,000
2.89%, 7/25/08	15,000	15,000
		75,000

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 14.4% – continued
Foreign Depository Institutions – 3.5%
Allied Irish Banks PLC, FRN, (1) 2.48%, 6/19/08	$5,000	$5,000
Australia and New Zealand Banking Group, FRN, (1) 3.00%, 6/5/08	10,000	10,000
2.71%, 6/9/08	5,000	5,000
2.42%, 6/23/08 (2)	1,000	1,000
Bank of Nova Scotia, FRN, 2.32%, 6/30/08	15,000	14,999
Commonwealth Bank Australia, FRN, (1) 2.90%, 7/21/08	5,000	5,000
Credit Agricole, London Branch, FRN, (1) 2.59%, 6/23/08	10,000	10,000
Danske Bank, FRN, (1) 2.47%, 6/20/08	5,000	5,000
Nordea Bank Finland, New York, FRN, (1) 2.61%, 6/11/08	7,000	7,000
Royal Bank of Canada, FRN, 2.65%, 6/10/08	8,000	8,000
Royal Bank of Scotland PLC, FRN, (1) 2.48%, 6/23/08	5,000	5,000
UBS AG, Stamford, FRN, 2.48%, 6/16/08	10,000	10,000
Westpac Banking Corp., FRN, 3.00%, 6/11/08	1,000	1,000
Westpac Banking Corp., New York Branch, FRN, (1) 2.71%, 6/6/08	7,000	7,000
		93,999
Insurance Carriers – 1.5%
Genworth Global Funding, FRN, (1)(2) 2.59%, 6/11/08	7,000	7,000
ING Verzekeringen N.V., FRN, (1)(2) 2.71%, 6/4/08	12,000	12,000
MET Life Global Funding I, FRN, (1) 2.61%, 6/16/08	10,000	10,000
2.43%, 6/23/08	10,000	10,000
		39,000
Non-Depository Personal Credit – 0.8%
General Electric Capital Corp, FRN, 2.41%, 6/24/08	9,000	9,000
HSBC Finance Corp., FRN, 2.74%, 6/6/08	8,000	8,000
2.45%, 6/24/08	5,000	5,000
		22,000
Security and Commodity Brokers – 1.7%
Goldman Sachs Group LP, FRN, (1) 2.92%, 7/25/08	7,000	7,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 14.4% – continued
Security and Commodity Brokers – 1.7% – continued
Merrill Lynch & Co., FRN, 2.80%, 6/4/08	$5,000	$5,000
2.66%, 6/18/08	10,000	10,000
2.53%, 6/24/08	5,000	5,000
2.64%, 8/22/08	10,000	10,000
Morgan Stanley, FRN, 2.64%, 6/16/08	3,000	3,000
2.48%, 6/27/08	5,000	5,000
		45,000
Structured Investment Vehicles – 2.5%
Asscher Finance Corp., FRN, (1) 2.57%, 6/25/08	5,000	5,000
Beta Finance, Inc., FRN, (1) 2.90%, 7/28/08	5,000	5,000
CC USA, Inc., FRN, (1) 2.66%, 8/20/08	15,000	14,999
Links Finance LLC, MTN, FRN, (1) 2.69%, 6/5/08	10,000	10,000
Sigma Finance, Inc., MTN, FRN, (1) 2.77%, 6/17/08	10,000	10,000
Whistlejacket Capital LLC, FRN, (1)† 5.15%, 4/21/08	15,000	11,250
2.50%, 5/20/08	5,000	3,750
3.81%, 7/23/08	10,000	7,500
		67,499
Total Corporate Notes/Bonds
(Cost $394,996)		387,497

EURODOLLAR TIME DEPOSITS – 13.0%
Domestic Depository Institutions – 2.4%
Fifth Third Bank, Grand Cayman, 2.06%, 6/2/08	65,329	65,329
Foreign Depository Institutions – 10.6%
Credit Agricole, London, 2.50%, 6/2/08	65,000	65,000
Credit Suisse First Boston, Grand Cayman, 2.19%, 6/2/08	55,000	55,000
Danske Bank, Copenhagen, Denmark, 2.32%, 6/2/08	45,000	45,000
Dexia Credit Local de France, Paris, 2.45%, 6/2/08	20,000	20,000
Royal Bank of Scotland, London, 2.28%, 6/2/08	100,000	100,000
		285,000
Total Eurodollar Time Deposits
(Cost $350,329)		350,329

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 7.5% (3)
Fannie Mae – 1.3%
FNMA Discount Note, 2.11%, 8/1/08	$30,000	$29,893
FNMA Note, 5.00%, 9/15/08	6,000	6,048
		35,941
Federal Home Loan Bank – 5.9%
FHLB Bonds, 2.74%, 2/12/09	10,000	10,000
2.56%, 2/13/09	7,000	7,017
2.39%, 3/18/09	6,000	6,008
2.13%, 3/27/09	3,000	2,999
2.20%, 4/1/09	7,000	6,993
2.30%, 4/3/09	11,000	11,003
2.22%, 4/7/09	7,000	7,000
2.52%, 4/21/09	5,000	5,000
2.32%, 4/24/09	5,000	5,000
2.45%, 4/28/09	3,000	3,000
2.63%, 5/5/09	5,000	5,000
2.38%, 5/27/09	10,000	9,983
2.64%, 6/3/09	10,000	10,000
FHLB Discount Notes, 2.22%, 6/6/08	13,000	12,996
2.10%, 6/18/08	50,000	49,950
2.08%, 9/12/08	6,000	5,964
		157,913
Freddie Mac – 0.3%
FHLMC Note, 2.45%, 4/9/09	7,000	7,000
Total U.S. Government Agencies
(Cost $200,854)		200,854

U.S. GOVERNMENT OBLIGATIONS – 11.8%
U.S. Treasury Bills – 0.7%
1.12%, 7/24/08	13,000	12,979
1.46%, 9/11/08	5,000	4,979
		17,958
U.S. Treasury Notes – 11.1%
3.25%, 8/15/08	17,000	17,070
4.13%, 8/15/08	71,000	71,362
4.63%, 9/30/08	70,000	70,633
4.88%, 10/31/08	55,000	55,691
4.75%, 12/31/08	62,000	63,014
3.25%, 1/15/09	5,000	5,054
4.50%, 4/30/09	10,000	10,220
4.88%, 5/15/09	5,000	5,120
		298,164
Total U.S. Government Obligations
(Cost $316,122)		316,122

Investments, at Amortized Cost
(Cost $1,951,080)		1,943,581

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 27.9%
(Collateralized at a minimum of 102%) (4)
BNP Paribas Securities Corp., dated 5/30/08, repurchase price $360,071 2.35%, 6/2/08	$360,000	$360,000
Credit Suisse First Boston Corp., dated 5/30/08, repurchase price $180,036 2.37%, 6/2/08	180,000	180,000
Deutsche Bank Securities, Inc., dated 5/30/08, repurchase price $160,031 2.35%, 6/2/08	160,000	160,000
JP Morgan Securities, dated 5/30/08, repurchase price $50,009 2.26%, 6/2/08	50,000	50,000
Total Repurchase Agreements
(Cost $750,000)		750,000

CAPITAL SUPPORT AGREEMENT – 0.1%
Northern Trust Corp. (5)	—	846
Total Capital Support Agreement
(Cost $—)		846

Total Investments – 100.3%
(Cost $2,701,080) (6)		2,694,427
Liabilities less Other Assets – (0.3)%		(6,892)
NET ASSETS – 100.0%		$2,687,535

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security that has been deemed illiquid. At May 31, 2008, the value of these restricted illiquid securities amounted to approximately $20,000,000 or 0.7% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia and New Zealand Banking Group, FRN, 2.42%, 6/23/08	5/26/05	$1,000
Genworth Global Funding, FRN, 2.59%, 6/11/08	1/16/07	7,000
ING Verzekeringen N.V., FRN, 2.71%, 6/4/08	12/8/06	12,000

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

(4) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLB	2.54%	3/4/09
FHLMC	4.50% - 7.00%	8/1/35 - 5/1/38
FNMA	2.68% - 5.78%	12/1/16 - 6/1/38

(5) Investment in affiliate.

(6) The cost for federal income tax purposes was $2,701,080.

Percentages shown are based on Net Assets.

At May 31, 2008, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
0 - 14 Days	58.4%
15 - 30 Days	17.3
31 - 60 Days	4.9
61 - 90 Days	7.0
91 - 180 Days	6.1
181 - 364 Days	6.3
Total	100.0%

† – Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Institutional Fund Prime Obligations Portfolio (the “Portfolio”). Under the agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9975. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than July 31, 2008. The Portfolio treats the Agreement as an asset of the Portfolio in calculating its NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$—	$ —
Level 2	2,671,081	—
Level 3	22,500	846
	$2,693,581	$846

* Other financial instruments include futures, forwards and capital support agreement, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Balance as of 11/30/07	$—	$ —
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(7,499)	846
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	29,999	—
Balance as of 5/31/08	$22,500	$846

* Other financial instruments include futures, forwards and capital support agreement, if applicable.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB	Federal Home Loan Bank	FRN	Floating Rate Notes
FHLMC	Freddie Mac	MTN	Medium Term Notes
FNMA	Fannie Mae
FRCD	Floating Rate Certificates of Deposit

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2008, Shares, Service Shares and Premier Shares were outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Amortized cost was not deemed to approximate fair value for certain investments in the Portfolio. The valuation methodology for such investments is described on page 10 of this semiannual report.

B) REPURCHASE AGREEMENTS – During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES – The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS – The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2008 (UNAUDITED)

At November 30, 2007, the capital loss carryforward for U.S. federal income tax purposes and the respective years of expiration is as follows:

Amount in thousands	NOVEMBER 30, 2015
Prime Obligations	$6

The Portfolio may offset future capital gains with this capital loss carryforward.

At November 30, 2007, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

UNDISTRIBUTED ORDINARY INCOME*

Amount in thousands
Prime Obligations	$17,171

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2007 and 2006 were as follows:

DISTRIBUTED FROM ORDINARY INCOME*

Amounts in thousands	2007	2006
Prime Obligations	$219,729	$60,008

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2008, management has evaluated the application of FIN 48 to the Portfolio, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio’s average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive 0.05 percent of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2008, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES	PREMIER SHARES
Prime Obligations	$19	$6	$10

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PNC Global Investment Servicing, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets. The co-administrators are also entitled to additional fees for special legal services. The Portfolio pays the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

In addition, if in any fiscal year the sum of the Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service Plan for the Portfolio’s Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as co-administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement. In addition, effective November 1, 2007, NTI as a co-administrator has voluntarily agreed to reimburse an additional 0.05% of the Prime Obligations Portfolio's Other Operating Expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The expenses reimbursed during the six months ended May 31, 2008, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Portfolio for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

At May 31, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Prime Obligations	-	$(6,653)	$(6,653)	$2,701,080

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Class-specific shareholder servicing fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SERVICE SHARES	PREMIER SHARES
Prime Obligations	$161	$248

6. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

Effective December 13, 2007 for the Trust, the revolving bank credit agreement has been lowered to $100,000,000 from the original $150,000,000 noted above.

At May 31, 2008, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2008.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Shares	$3,440,728	$12,314	$(5,336,704)	$(1,883,662)
Service Shares	92,031	—	(160,651)	(68,620)
Premier Shares	185,604	—	(219,952)	(34,348)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Shares	$11,331,392	$29,944	$(8,562,878)	$2,798,458
Service Shares	216,131	—	(203,525)	12,606
Premier Shares	104,793	—	(28,702)	76,091

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2008 (UNAUDITED)

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the accompanying Schedule of Investments.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a portfolio uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio’s financial position, financial performance and cash flows. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and financial disclosures, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

SHAREHOLDER MEETING RESULTS	MAY 31, 2008 (UNAUDITED)

A Special Meeting of Shareholders of each investment portfolio (the “Portfolios”) of Northern Institutional Funds was held on January 29, 2008 to (1) elect eight Trustees of the Northern Institutional Funds’ Board and (2) approve an amended and restated investment advisory agreement between each Portfolio and its investment adviser, reflecting a change in the termination and renewal date of the agreements to June 30 of each year.

With respect to electing eight Trustees of the Northern Institutional Funds’ Board, the resulting votes are presented below:

	FOR THE NOMINEE	WITHHELD
TRUSTEE	NUMBER OF SHARES	NUMBER OF SHARES
William L. Bax	20,175,982,284.20	307,292,920.69
Edward J. Condon Jr.	20,141,720,862.58	341,554,342.31
Sharon Gist Gilliam	20,143,907,789.53	339,367,415.36
Sandra Polk Guthman	20,170,945,695.60	312,329,509.29
Michael E. Murphy	20,002,807,403.60	480,467,801.29
Mary Jacobs Skinner	20,240,490,218.06	242,784,986.83
Richard P. Strubel	20,175,819,804.20	307,455,400.69
Casey Sylla	20,244,824,491.30	238,450,713.59

With respect to approving an amended and restated investment advisory agreement, the resulting votes are presented below:

NUMBER OF SHARES
FOR	AGAINST	ABSTAIN
3,160,429,255.41	7,692.00	417,583.00

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2008 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/07 - 5/31/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	* EXPENSES PAID 12/1/07 - 5/31/08
Actual	0.15%	$1,000.00	$1,016.70	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.25	$0.76	**
SERVICE SHARES
Actual	0.41%	$1,000.00	$1,015.40	$2.07
Hypothetical	0.41%	$1,000.00	$1,022.95	$2.07	**
PREMIER SHARES
Actual	0.67%	$1,000.00	$1,014.00	$3.37
Hypothetical	0.67%	$1,000.00	$1,021.65	$3.39	**

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2008. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Prime Obligations Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (the “Investment Adviser”).

The Advisory Agreement was recently amended to reset the termination date to June 30. The resetting of the termination date was approved by the shareholders of the Portfolio at a Special Meeting held on January 29, 2008. In conjunction with the change in the termination date, the Board of Trustees determined that the annual contract renewal meeting should be moved from February to May. Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved on an interim basis with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on February 15, 2008 (the “February Meeting”). The interim approval of the Advisory Agreement was for the period from April 30, 2008, the original termination date of the agreement, to June 30, 2008, the new termination date of the agreement.

The Advisory Agreement was re-approved again with respect to the Portfolio by the Trustees, including all of the Independent Trustees, at the annual contract renewal meeting held on May 8-9, 2008 (together with the February Meeting, the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

The Trustees reviewed information on the following topics: the Investment Adviser’s profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waiver) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to certain of the Investment Adviser’s other accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company.

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2008 (UNAUDITED)

The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements that were applicable to the Portfolio and the continued involvement of internal audit in reviewing operations related to the Portfolio. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer (“CCO”) during the year to strengthen the Portfolio’s compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s CCO at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information.

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered portfolios and to rankings and ratings issued by third parties. This information on the Portfolio’s investment performance was provided for the one-, two- and three-year periods. The Trustees also considered the Portfolio’s performance in light of the investment objective and credit parameters applicable to it, as well as the investor base the Portfolio is intended to serve. They also considered the Portfolio’s compliance with regulations of the Securities and Exchange Commission applicable to money market mutual Portfolios and the stability of the Portfolio’s net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

The Trustees also considered the Portfolio’s contractual advisory fee rates; the Portfolio’s total operating expense ratios; the Investment Adviser’s voluntary fee waivers and its affiliate’s expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s voluntary fee waivers and its affiliate’s contractual expense reimbursements that limit the expense caps for the Portfolio to a specific level. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	BOND PORTFOLIO

21	CORE BOND PORTFOLIO

26	U.S. TREASURY INDEX PORTFOLIO

28	INTERMEDIATE BOND PORTFOLIO

32	SHORT BOND PORTFOLIO

35	U.S. GOVERNMENT SECURITIES PORTFOLIO

37	NOTES TO THE FINANCIAL STATEMENTS

46	FUND EXPENSES

48	TRUSTEES AND OFFICERS

48	APPROVAL OF ADVISORY AGREEMENT

51	SHAREHOLDER MEETING RESULTS

52	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND PORTFOLIO	CORE BOND PORTFOLIO
A S S E T S :
Investments, at cost	$427,210	$303,556
Investments, at value (1)	$424,027	$301,369
Cash	1,968	3
Interest income receivable	1,280	1,046
Receivable for securities sold	71,745	46,333
Receivable for fund shares sold	1,062	—
Receivable from affiliated administrator	11	12
Prepaid and other assets	3	17
Total Assets	500,096	348,780
L I A B I L I T I E S :
Payable upon return of securities loaned	76,706	45,327
Payable for securities purchased	29,945	15,138
Payable for when–issued securities	111,615	82,019
Payable for fund shares redeemed	—	8
Payable to affiliates:
Investment advisory fees	60	45
Co-administration fees	24	18
Custody and accounting fees	6	9
Transfer agent fees	3	2
Trustee fees	4	2
Accrued other liabilities	11	5
Total Liabilities	218,374	142,573
Net Assets	$281,722	$206,207
A N A L Y S I S O F N E T A S S E T S :
Capital stock	$307,218	$212,947
Undistributed net investment income	584	184
Accumulated undistributed net realized losses	(22,897)	(4,737)
Net unrealized appreciation (depreciation)	(3,183)	(2,187)
Net Assets	$281,722	$206,207
Net Assets:
Class A	$281,276	$206,205
Class C	336	1
Class D	110	1
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	14,530	21,316
Class C	17	—
Class D	6	—
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$19.36	$9.67
Class C	19.36	9.66
Class D	19.34	9.73

(1)    Amounts include value of securities loaned of $75,217, $44,401, $66,993, $13,765, $60,874, and $26,429, respectively.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$227,007	$46,008	$197,260	$96,417
$228,361	$45,535	$196,423	$95,969
85	74	529	86
1,500	227	1,072	418
2,044	3,463	15,015	15,299
92	—	21	—
8	9	9	8
5	6	4	5
232,095	49,314	213,073	111,785

54,726	13,835	62,139	26,854
3,956	1,861	8,104	10,779
—	3,054	13,154	8,054
120	29	8	2

22	7	28	14
15	3	11	6
—	5	6	—
2	—	1	1
2	2	2	2
6	5	6	6
58,849	18,801	83,459	45,718
$173,246	$30,513	$129,614	$66,067

$172,210	$33,092	$146,461	$68,101
158	26	82	37
(476)	(2,132)	(16,092)	(1,623)
1,354	(473)	(837)	(448)
$173,246	$30,513	$129,614	$66,067

$170,906	$30,509	$129,573	$65,961
2,287	—	—	—
53	4	41	106

7,876	1,551	7,123	3,361
105	—	—	—
2	—	2	5

$21.70	$19.67	$18.19	$19.63
21.72	—	—	—
21.62	19.24	18.15	19.57

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND PORTFOLIO	CORE BOND PORTFOLIO
I N V E S T M E N T I N C O M E :
Interest income	$6,288	$4,723
Net income from securities loaned	273	196
Total Investment Income	6,561	4,919
E X P E N S E S :
Investment advisory fees	567	433
Co-administration fees	142	108
Custody and accounting fees	29	29
Transfer agent fees	15	11
Blue sky fees	14	17
SEC fees	—	1
Printing fees	4	4
Professional fees	5	5
Trustee fees and expenses	4	4
Shareholder servicing fees	1	—
Proxy expense	2	3
Other	5	5
Total Expenses	788	620
Less voluntary waivers of investment advisory fees	(213)	(162)
Less expenses reimbursed by administrator	(58)	(66)
Less custodian credits	(6)	(2)
Net Expenses	511	390
Net Investment Income	6,050	4,529
N E T R E A L I Z E D A N D U N R E A L I Z E D G A I N S (L O S S E S) :
Net realized gains (losses) on:
Investments	(1,023)	(263)
Futures	1,361	930
Net change in unrealized depreciation on:
Investments	(4,516)	(3,423)
Net Gains (Losses) on Investments	(4,178)	(2,756)
Net Increase in Net Assets Resulting from Operations	$1,872	$1,773

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$2,992	$664	$2,369	$1,113
168	34	132	94
3,160	698	2,501	1,207

236	63	261	133
79	16	65	33
12	18	18	12
9	2	7	4
13	12	14	13
1	1	1	1
4	4	4	4
5	5	5	5
4	4	4	4
3	—	—	—
2	2	2	2
5	5	5	5
373	132	386	216
(118)	(24)	(98)	(50)
(46)	(51)	(53)	(47)
—	—	—	—
209	57	235	119
2,951	641	2,266	1,088

400	(54)	360	1,143
—	203	40	75

(1,898)	(500)	(1,495)	(972)
(1,498)	(351)	(1,095)	246
$1,453	$290	$1,171	$1,334

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND PORTFOLIO		CORE BOND PORTFOLIO
Amounts in thousands	2008	2007	2008	2007
O P E R A T I O N S :
Net investment income	$6,050	$13,283	$4,529	$10,131
Net realized gains (losses)	338	(1,244)	667	(2,110)
Net change in unrealized appreciation (depreciation)	(4,516)	(592)	(3,423)	(412)
Net Increase in Net Assets Resulting from Operations	1,872	11,447	1,773	7,609
C A P I T A L S H A R E T R A N S A C T I O N S :
Net increase (decrease) in net assets resulting from Class A share transactions	5,180	27,043	1,357	13,513
Net increase in net assets resulting from Class C share transactions	4	140	—	—
Net increase (decrease) in net assets resulting from Class D share transactions	5	(29)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,189	27,154	1,357	13,513
D I S T R I B U T I O N S T O C L A S S A S H A R E H O L D E R S :
From net investment income	(6,201)	(13,317)	(4,517)	(10,199)
Total Distributions to Class A Shareholders	(6,201)	(13,317)	(4,517)	(10,199)
D I S T R I B U T I O N S T O C L A SS C S H A R E H O L D E R S :
From net investment income	(8)	(14)	—	—
Total Distributions to Class C Shareholders	(8)	(14)	—	—
D I S T R I B U T I O N S T O C L A S S D S H A R E H O L D E R S :
From net investment income	(2)	(6)	—	—
Total Distributions to Class D Shareholders	(2)	(6)	—	—
Total Increase (Decrease) in Net Assets	850	25,264	(1,387)	10,923
N E T A S S E T S :
Beginning of period	280,872	255,608	207,594	196,671
End of period	$281,722	$280,872	$206,207	$207,594
Accumulated Undistributed Net Investment Income	$584	$745	$184	$172

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2007

U.S. TREASURY INDEX PORTFOLIO		INTERMEDIATE BOND PORTFOLIO		SHORT BOND PORTFOLIO		U.S. GOVERNMENT SECURITIES PORTFOLIO
2008	2007	2008	2007	2008	2007	2008	2007

$2,951	$2,415	$641	$1,609	$2,266	$7,944	$1,088	$3,123
400	(43)	149	(215)	400	(658)	1,218	186
(1,898)	2,975	(500)	(57)	(1,495)	575	(972)	232
1,453	5,347	290	1,337	1,171	7,861	1,334	3,541

42,894	79,083	(1,241)	1,258	208	(44,201)	(1,442)	(2,977)
639	434	—	—	—	—	—	—
(1,171)	237	(43)	(33)	(287)	34	(38)	(90)
42,362	79,754	(1,284)	1,225	(79)	(44,167)	(1,480)	(3,067)

(2,835)	(2,279)	(642)	(1,612)	(2,278)	(8,020)	(1,104)	(3,137)
(2,835)	(2,279)	(642)	(1,612)	(2,278)	(8,020)	(1,104)	(3,137)

(37)	(53)	—	—	—	—	—	—
(37)	(53)	—	—	—	—	—	—

(10)	(38)	(1)	(3)	(4)	(13)	(2)	(8)
(10)	(38)	(1)	(3)	(4)	(13)	(2)	(8)
40,933	82,731	(1,637)	947	(1,190)	(44,339)	(1,252)	(2,671)

132,313	49,582	32,150	31,203	130,804	175,143	67,319	69,990
$173,246	$132,313	$30,513	$32,150	$129,614	$130,804	$66,067	$67,319
$158	$89	$26	$28	$82	$98	$37	$55

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS

BOND PORTFOLIO	CLASS A
Selected per share data	2008(4)	2007(4)	2006(4)		2005(4)	2004(4)	2003(4)
Net Asset Value, Beginning of Period	$19.66	$19.82	$19.57		$20.14	$20.14	$19.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	1.02	0.97		0.97	0.92	0.84
Net realized and unrealized gains (losses)	(0.29)	(0.15)	0.28		(0.52)	0.07	0.42
Total from Investment Operations	0.13	0.87	1.25		0.45	0.99	1.26
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.43)	(1.03)	(1.00)		(1.02)	(0.99)	(0.93)
Total Distributions Paid	(0.43)	(1.03)	(1.00)		(1.02)	(0.99)	(0.93)
Net Asset Value, End of Period	$19.36	$19.66	$19.82		$19.57	$20.14	$20.14
Total Return(2)	0.72%	4.47%	6.61%		2.24%	5.02%	6.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$281,276	$280,428	$255,271		$303,091	$369,729	$593,559
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36	%(5)	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.55%	0.55%	0.55%		0.55%	0.55%	0.54%
Net investment income, net of waivers, reimbursements and credits	4.25%	5.22%	4.99%		4.84%	4.55%	4.14%
Net investment income, before waivers, reimbursements and credits	4.06%	5.03%	4.80%		4.65%	4.36%	3.96%
Portfolio Turnover Rate	341.40%	604.49%	680.00%		328.83%	163.71%	325.90%

	CLASS C
Selected per share data	2008(4)	2007(4)	2006(4)		2005(4)	2004(4)	2003(4)
Net Asset Value, Beginning of Period	$19.65	$19.81	$19.56		$20.14	$20.14	$19.81
INCOME ( LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	0.98	0.91		0.93	0.84	0.82
Net realized and unrealized gains (losses)	(0.28)	(0.17)	0.30		(0.56)	0.10	0.39
Total from Investment Operations	0.12	0.81	1.21		0.37	0.94	1.21
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.41)	(0.97)	(0.96)		(0.95)	(0.94)	(0.88)
Total Distributions Paid	(0.41)	(0.97)	(0.96)		(0.95)	(0.94)	(0.88)
Net Asset Value, End of Period	$19.36	$19.65	$19.81		$19.56	$20.14	$20.14
Total Return(2)	0.55%	4.22%	6.37%		1.85%	4.76%	6.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$336	$338	$201		$106	$3,772	$3,624
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60	%(5)	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.79%	0.79%	0.79%		0.79%	0.79%	0.78%
Net investment income, net of waivers, reimbursements and credits	4.01%	4.98%	4.75%		4.60%	4.31%	3.90%
Net investment income, before waivers, reimbursements and credits	3.82%	4.79%	4.56%		4.41%	4.12%	3.72%
Portfolio Turnover Rate	341.40%	604.49%	680.00%		328.83%	163.71%	325.90%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.
(5)	The net expense ratio includes custodian credits of approximately $16,000 or 0.01% of average net assets for the fiscal year ended November 30, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

BOND PORTFOLIO	CLASS D
Selected per share data	2008(4)	2007(4)	2006(4)		2005(4)	2004(4)	2003(4)
Net Asset Value, Beginning of Period	$19.64	$19.79	$19.53		$20.10	$20.10	$19.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	0.95	0.90		0.89	0.81	0.74
Net realized and unrealized gains (losses)	(0.29)	(0.17)	0.28		(0.52)	0.10	0.43
Total from Investment Operations	0.09	0.78	1.18		0.37	0.91	1.17
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.39)	(0.93)	(0.92)		(0.94)	(0.91)	(0.85)
Total Distributions Paid	(0.39)	(0.93)	(0.92)		(0.94)	(0.91)	(0.85)
Net Asset Value, End of Period	$19.34	$19.64	$19.79		$19.53	$20.10	$20.10
Total Return(2)	0.47%	4.07%	6.24%		1.84%	4.61%	6.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$110	$106	$136		$258	$365	$329
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75	%(5)	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.94%	0.94%	0.94%		0.94%	0.94%	0.93%
Net investment income, net of waivers, reimbursements and credits	3.86%	4.83%	4.60%		4.45%	4.16%	3.75%
Net investment income, before waivers, reimbursements and credits	3.67%	4.64%	4.41%		4.26%	3.97%	3.57%
Portfolio Turnover Rate	341.40%	604.49%	680.00%		328.83%	163.71%	325.90%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.
(5)	The net expense ratio includes custodian credits of approximately $16,000 or 0.01% of average net assets for the fiscal year ended November 30, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

CORE BOND PORTFOLIO	CLASS A
Selected per share data	2008	2007		2006	2005(4)	2004(4)	2003
Net Asset Value, Beginning of Period	$9.79	$9.93		$9.83	$10.05	$10.04	$9.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.49		0.47	0.41	0.40	0.33
Net realized and unrealized gains (losses)	(0.12)	(0.13)		0.10	(0.20)	0.02	0.17
Total from Investment Operations	0.09	0.36		0.57	0.21	0.42	0.50
LESS DISTRIBUTION PAID:
From net investment income	(0.21)	(0.50)		(0.47)	(0.42)	(0.41)	(0.38)
From net realized gains	–	–		–	(0.01)	–	–
Total Distributions Paid	(0.21)	(0.50)		(0.47)	(0.43)	(0.41)	(0.38)
Net Asset Value, End of Period	$9.67	$9.79		$9.93	$9.83	$10.05	$10.04
Total Return(1)	0.87%	3.76%		6.02%	2.15%	4.28%	5.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$206,205	$207,592		$196,669	$156,072	$123,408	$110,907
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36	%(3)	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.57%	0.57%		0.57%	0.58%	0.59%	0.59%
Net investment income, net of waivers, reimbursements and credits	4.17%	5.07%		4.81%	4.14%	3.93%	3.27%
Net investment income, before waivers, reimbursements and credits	3.96%	4.86%		4.60%	3.92%	3.70%	3.04%
Portfolio Turnover Rate	417.38%	716.62%		817.80%	339.65%	150.99%	380.92%

	CLASS C
Selected per share data	2008	2007		2006	2005(4)	2004(4)	2003
Net Asset Value, Beginning of Period	$9.76	$9.87		$9.78	$10.01	$10.03	$ 9.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.47		0.45	0.40	0.38	0.33
Net realized and unrealized gains (losses)	(0.11)	(0.14)		0.09	(0.21)	–	0.15
Total from Investment Operations	0.09	0.33		0.54	0.19	0.38	0.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.44)		(0.45)	(0.41)	(0.40)	(0.37)
From net realized gains	–	–		–	(0.01)	–	–
Total Distributions Paid	(0.19)	(0.44)		(0.45)	(0.42)	(0.40)	(0.37)
Net Asset Value, End of Period	$9.66	$9.76		$9.87	$9.78	$10.01	$10.03
Total Return(1)	0.87%	3.48%		5.75%	1.88%	3.91%	4.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1	$1		$1	$1	$1	$1
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60	%(3)	0.60%	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.81%	0.81%		0.81%	0.82%	0.83%	0.83%
Net investment income, net of waivers, reimbursements and credits	3.93%	4.83%		4.57%	3.90%	3.69%	3.03%
Net investment income, before waivers, reimbursements and credits	3.72%	4.62%		4.36%	3.68%	3.46%	2.80%
Portfolio Turnover Rate	417.38%	716.62%		817.80%	339.65%	150.99%	380.92%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	Net investment income for the years ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

CORE BOND PORTFOLIO	CLASS D
Selected per share data	2008	2007		2006	2005(4)	2004(4)	2003
Net Asset Value, Beginning of Period	$9.84	$9.95		$9.85	$10.06	$10.06	$9.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.45		0.45	0.40	0.38	0.33
Net realized and unrealized gains (losses)	(0.12)	(0.13)		0.09	(0.21)	–	0.14
Total from Investment Operations	0.07	0.32		0.54	0.19	0.38	0.47
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.43)		(0.44)	(0.39)	(0.38)	(0.34)
From net realized gains	–	–		–	(0.01)	–	–
Total Distributions Paid	(0.18)	(0.43)		(0.44)	(0.40)	(0.38)	(0.34)
Net Asset Value, End of Period	$9.73	$9.84		$9.95	$9.85	$10.06	$10.06
Total Return(1)	0.69%	3.35%		5.70%	1.93%	3.84%	4.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1	$1		$1	$1	$1	$1
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75	%(3)	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.96%	0.96%		0.96%	0.97%	0.98%	0.98%
Net investment income, net of waivers, reimbursements and credits	3.78%	4.68%		4.42%	3.75%	3.54%	2.88%
Net investment income, before waivers, reimbursements and credits	3.57%	4.47%		4.21%	3.53%	3.31%	2.65%
Portfolio Turnover Rate	417.38%	716.62%		817.80%	339.65%	150.99%	380.92%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average nets assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	Net investment income for the years ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX PORTFOLIO	CLASS A
Selected per share data	2008(3)	2007	2006(3)	2005	2004	2003
Net Asset Value, Beginning of Period	$21.79	$21.07	$20.99	$21.27	$21.61	$21.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	0.88	0.89	0.80	0.76	0.77
Net realized and unrealized gains (losses)	(0.10)	0.72	0.08	(0.25)	(0.07)	0.06
Total from Investment Operations	0.31	1.60	0.97	0.55	0.69	0.83
LESS DISTRIBUTIONS PAID:
From net investment income	(0.40)	(0.88)	(0.89)	(0.80)	(0.76)	(0.77)
From net realized gains	–	–	–	(0.03)	(0.27)	(0.44)
Total Distributions Paid	(0.40)	(0.88)	(0.89)	(0.83)	(1.03)	(1.21)
Net Asset Value, End of Period	$21.70	$21.79	$21.07	$20.99	$21.27	$21.61
Total Return(1)	1.47%	7.83%	4.78%	2.60%	3.28%	3.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$170,906	$129,448	$47,481	$49,372	$41,638	$63,061
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.47%	0.55%	0.57%	0.57%	0.56%	0.50%
Net investment income, net of waivers, reimbursements and credits	3.74%	4.37%	4.27%	3.81%	3.47%	3.53%
Net investment income, before waivers, reimbursements and credits	3.53%	4.08%	3.96%	3.50%	3.17%	3.29%
Portfolio Turnover Rate	12.58%	36.29%	39.97%	61.26%	45.64%	65.88%

	CLASS C
Selected per share data	2008(3)	2007	2006(3)	2005	2004	2003
Net Asset Value, Beginning of Period	$21.80	$21.07	$20.98	$21.26	$21.60	$21.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	0.87	0.84	0.75	0.69	0.71
Net realized and unrealized gains (losses)	(0.09)	0.68	0.09	(0.25)	(0.06)	0.06
Total from Investment Operations	0.30	1.55	0.93	0.50	0.63	0.77
LESS DISTRIBUTIONS PAID:
From net investment income	(0.38)	(0.82)	(0.84)	(0.75)	(0.70)	(0.71)
From net realized gains	–	–	–	(0.03)	(0.27)	(0.44)
Total Distributions Paid	(0.38)	(0.82)	(0.84)	(0.78)	(0.97)	(1.15)
Net Asset Value, End of Period	$21.72	$21.80	$21.07	$20.98	$21.26	$21.60
Total Return(1)	1.31%	7.61%	4.58%	2.35%	2.97%	3.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,287	$1,679	$1,191	$1,458	$1,450	$1,938
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, before waivers, reimbursements and credits	0.71%	0.79%	0.81%	0.81%	0.80%	0.74%
Net investment income, net of waivers, reimbursements and credits	3.50%	4.13%	4.03%	3.57%	3.23%	3.29%
Net investment income, before waivers, reimbursements and credits	3.29%	3.84%	3.72%	3.26%	2.93%	3.05%
Portfolio Turnover Rate	12.58%	36.29%	39.97%	61.26%	45.64%	65.88%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. TREASURY INDEX PORTFOLIO	CLASS D
Selected per share data	2008(3)	2007	2006(3)	2005	2004	2003(3)
Net Asset Value, Beginning of Period	$21.72	$20.99	$20.96	$21.24	$21.59	$21.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	0.81	0.80	0.72	0.65	0.68
Net realized and unrealized gains (losses)	(0.13)	0.70	0.04	(0.25)	(0.06)	0.07
Total from Investment Operations	0.26	1.51	0.84	0.47	0.59	0.75
LESS DISTRIBUTIONS PAID:
From net investment income	(0.36)	(0.78)	(0.81)	(0.72)	(0.67)	(0.69)
From net realized gains	—	—	—	(0.03)	(0.27)	(0.44)
Total Distributions Paid	(0.36)	(0.78)	(0.81)	(0.75)	(0.94)	(1.13)
Net Asset Value, End of Period	$21.62	$21.72	$20.99	$20.96	$21.24	$21.59
Total Return(1)	1.19%	7.45%	4.12%	2.20%	2.83%	3.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$53	$1,186	$910	$2,087	$2,837	$2,121
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, before waivers, reimbursements and credits	0.86%	0.94%	0.96%	0.96%	0.95%	0.89%
Net investment income, net of waivers, reimbursements and credits	3.35%	3.98%	3.88%	3.42%	3.08%	3.14%
Net investment income, before waivers, reimbursements and credits	3.14%	3.69%	3.57%	3.11%	2.78%	2.90%
Portfolio Turnover Rate	12.58%	36.29%	39.97%	61.26%	45.64%	65.88%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE BOND PORTFOLIO	CLASS A
Selected per share data	2008(3)	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.89	$20.07	$20.03	$20.48	$20.53	$20.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	1.01	0.97	0.79	0.73	0.68
Net realized and unrealized gains (losses)	(0.22)	(0.17)	0.04	(0.45)	(0.05)	0.39
Total from Investment Operations	0.18	0.84	1.01	0.34	0.68	1.07
LESS DISTRIBUTIONS PAID:
From net investment income	(0.40)	(1.02)	(0.97)	(0.79)	(0.73)	(0.69)
Total Distributions Paid	(0.40)	(1.02)	(0.97)	(0.79)	(0.73)	(0.69)
Net Asset Value, End of Period	$19.67	$19.89	$20.07	$20.03	$20.48	$20.53
Total Return(1)	0.87%	4.30%	5.19%	1.66%	3.36%	5.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$30,509	$32,103	$31,123	$36,798	$33,215	$45,728
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.83%	0.78%	0.77%	0.72%	0.70%	0.67%
Net investment income, net of waivers, reimbursements and credits	4.04%	5.12%	4.85%	3.91%	3.48%	3.21%
Net investment income, before waivers, reimbursements and credits	3.57%	4.70%	4.44%	3.55%	3.14%	2.90%
Portfolio Turnover Rate	276.16%	371.48%	392.92%	297.81%	140.90%	336.00%

	CLASS D
Selected per share data	2008(3)	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.88	$20.06	$20.02	$20.47	$20.52	$20.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.43	0.95	0.89	0.72	0.65	0.60
Net realized and unrealized gains (losses)	(0.75)	(0.21)	0.04	(0.46)	(0.05)	0.40
Total from Investment Operations	(0.32)	0.74	0.93	0.26	0.60	1.00
LESS DISTRIBUTIONS PAID:
From net investment income	(0.32)	(0.92)	(0.89)	(0.71)	(0.65)	(0.61)
Total Distributions Paid	(0.32)	(0.92)	(0.89)	(0.71)	(0.65)	(0.61)
Net Asset Value, End of Period	$19.24	$19.88	$20.06	$20.02	$20.47	$20.52
Total Return(1)	(1.67)%	3.79%	4.79%	1.27%	3.01%	4.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4	$47	$80	$100	$118	$96
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	1.22%	1.17%	1.16%	1.11%	1.09%	1.06%
Net investment income, net of waivers, reimbursements and credits	3.65%	4.73%	4.46%	3.52%	3.09%	2.82%
Net investment income, before waivers, reimbursements and credits	3.18%	4.31%	4.05%	3.16%	2.75%	2.51%
Portfolio Turnover Rate	276.16%	371.48%	392.92%	297.81%	140.90%	336.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the period ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

SHORT BOND PORTFOLIO	CLASS A
Selected per share data	2008(3)	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 18.35	$ 18.33	$ 18.24	$ 18.68	$ 18.82	$ 18.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.87	0.81	0.65	0.53	0.52
Net realized and unrealized gains (losses)	(0.16)	0.03	0.09	(0.44)	(0.14)	0.23
Total from Investment Operations	0.16	0.90	0.90	0.21	0.39	0.75
LESS DISTRIBUTIONS PAID:
From net investment income	(0.32)	(0.88)	(0.81)	(0.65)	(0.53)	(0.55)
Total Distributions Paid	(0.32)	(0.88)	(0.81)	(0.65)	(0.53)	(0.55)
Net Asset Value, End of Period	$18.19	$18.35	$18.33	$18.24	$18.68	$18.82
Total Return(1)	0.88%	5.03%	5.05%	1.16%	2.12%	4.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$129,573	$130,477	$174,851	$151,500	$178,519	$165,595
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.59%	0.56%	0.57%	0.57%	0.56%	0.55%
Net investment income, net of waivers, reimbursements and credits	3.47%	4.76%	4.49%	3.50%	2.85%	2.75%
Net investment income, before waivers, reimbursements and credits	3.24%	4.56%	4.28%	3.29%	2.65%	2.56%
Portfolio Turnover Rate	248.99%	168.98%	446.57%	271.88%	199.57%	257.17%

	CLASS D
Selected per share data	2008(3)	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.30	$18.27	$18.19	$18.62	$18.76	$18.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.79	0.73	0.58	0.45	0.45
Net realized and unrealized gains (losses)	(0.16)	0.03	0.09	(0.43)	(0.13)	0.22
Total from Investment Operations	0.12	0.82	0.82	0.15	0.32	0.67
LESS DISTRIBUTIONS PAID:
From net investment income	(0.27)	(0.79)	(0.74)	(0.58)	(0.46)	(0.48)
Total Distributions Paid	(0.27)	(0.79)	(0.74)	(0.58)	(0.46)	(0.48)
Net Asset Value, End of Period	$18.15	$18.30	$18.27	$18.19	$18.62	$18.76
Total Return(1)	0.62%	4.60%	4.61%	0.82%	1.71%	3.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$41	$327	$292	$246	$285	$59
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.98%	0.95%	0.96%	0.96%	0.95%	0.94%
Net investment income, net of waivers, reimbursements and credits	3.08%	4.37%	4.10%	3.11%	2.46%	2.36%
Net investment income, before waivers, reimbursements and credits	2.85%	4.17%	3.89%	2.90%	2.26%	2.17%
Portfolio Turnover Rate	248.99%	168.98%	446.57%	271.88%	199.57%	257.17%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the period ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SECURITIES PORTFOLIO	CLASS A
Selected per share data	2008(3)	2007		2006		2005	2004(3)	2003
Net Asset Value, Beginning of Period	$19.57	$19.48		$19.33		$19.78	$20.24	$20.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.89		0.84		0.64	0.48	0.48
Net realized and unrealized gains (losses)	0.06	0.10		0.16		(0.42)	(0.14)	0.10
Total from Investment Operations	0.39	0.99		1.00		0.22	0.34	0.58
LESS DISTRIBUTIONS PAID:
From net investment income	(0.33)	(0.90)		(0.85)		(0.67)	(0.50)	(0.55)
From net realized gains	–	–		–		–	(0.30)	(0.39)
Total Distributions Paid	(0.33)	(0.90)		(0.85)		(0.67)	(0.80)	(0.94)
Net Asset Value, End of Period	$19.63	$19.57		$19.48		$19.33	$19.78	$20.24
Total Return(1)	1.95%	5.25%		5.31%		1.11%	1.72%	2.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$65,961	$67,176		$69,757		$76,622	$116,558	$121,523
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36	%(4)	0.36	%(4)	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.65%	0.63%		0.63%		0.59%	0.58%	0.56%
Net investment income, net of waivers, reimbursements and credits	3.27%	4.61%		4.35%		3.25%	2.39%	2.34%
Net investment income, before waivers, reimbursements and credits	2.98%	4.34%		4.08%		3.02%	2.17%	2.14%
Portfolio Turnover Rate	742.06%	1,322.04%		841.27%		226.32%	206.62%	250.94%

	CLASS D
Selected per share data	2008(3)	2007		2006		2005	2004(3)	2003
Net Asset Value, Beginning of Period	$19.53	$19.41		$19.26		$19.71	$20.17	$20.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	0.86		0.81		0.57	0.40	0.40
Net realized and unrealized gains (losses)	0.04	0.06		0.11		(0.43)	(0.14)	0.11
Total from Investment Operations	0.33	0.92		0.92		0.14	0.26	0.51
LESS DISTRIBUTIONS PAID:
From net investment income	(0.29)	(0.80)		(0.77)		(0.59)	(0.42)	(0.48)
From net realized gains	–	–		–		–	(0.30)	(0.39)
Total Distributions Paid	(0.29)	(0.80)		(0.77)		(0.59)	(0.72)	(0.87)
Net Asset Value, End of Period	$19.57	$19.53		$19.41		$19.26	$19.71	$20.17
Total Return(1)	1.71%	4.90%		4.91%		0.71%	1.37%	2.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$106	$143		$233		$438	$717	$1,646
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75	%(4)	0.75	%(4)	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	1.04%	1.02%		1.02%		0.98%	0.97%	0.95%
Net investment income, net of waivers, reimbursements and credits	2.88%	4.22%		3.96%		2.86%	2.00%	1.95%
Net investment income, before waivers, reimbursements and credits	2.59%	3.95%		3.69%		2.63%	1.78%	1.75%
Portfolio Turnover Rate	742.06%	1,322.04%		841.27%		226.32%	206.62%	250.94%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.
(4)	The net expense ratio includes custodian credits of approximately $12,000 and $8,000, which represents 0.02% and 0.01% of average net assets for the fiscal years ended November 30, 2007 and November 30, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.2%
Agriculture – 0.7%
Philip Morris International, Inc., 4.88%, 5/16/13	$930	$920
6.38%, 5/16/38	965	938
		1,858
Banks – 0.6%
Bank of America Corp., 4.90%, 5/1/13 †	740	730
8.00%, 12/29/49	830	823
		1,553
Commercial Services – 0.4%
Erac USA Finance Co., (1)(2) 7.00%, 10/15/37	1,260	1,069
Computers – 0.4%
Lexmark International, Inc., 6.65%, 6/1/18	1,300	1,264
Diversified Financial Services – 6.0%
ANZ Capital Trust, (1)(2) 4.48%, 1/29/49	1,325	1,283
Bear Stearns Cos (The) Inc., 7.25%, 2/1/18	595	633
Citigroup Capital XXI, 8.30%, 12/21/77 †	1,680	1,680
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,125	1,008
General Electric Capital Corp., 5.63%, 5/1/18 †	2,465	2,435
5.88%, 1/14/38	965	877
Goldman Sachs Group (The), Inc., 6.15%, 4/1/18	615	608
International Lease Finance Corp., 5.65%, 6/1/14 †	225	214
JPMorgan Chase & Co., 4.75%, 5/1/13 †	3,195	3,136
6.40%, 5/15/38	1,355	1,303
7.90%, 4/29/49	370	368
Lehman Brothers Holdings, Inc., 7.50%, 5/11/38	1,410	1,293
Merrill Lynch & Co, Inc., 6.15%, 4/25/13 †	395	388
6.88%, 4/25/18	710	696
Power Receivable Finance LLC, (1)(2) 6.29%, 1/1/12	876	898
		16,820

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.2% – continued
Food – 0.2%
Kroger (The) Co., 6.15%, 1/15/20	$480	$484
Healthcare – Services – 0.3%
UnitedHealth Group, Inc., 6.88%, 2/15/38	955	914
Holding Companies – Diversified – 0.4%
Capmark Financial Group, Inc., 6.30%, 5/10/17	1,370	1,005
Media – 1.2%
Comcast Corp., 6.40%, 5/15/38	960	910
News America, Inc., 6.65%, 11/15/37	1,440	1,423
Time Warner Cable, Inc., 5.85%, 5/1/17 †	1,000	959
		3,292
Oil & Gas – 1.8%
ConocoPhillips, 4.40%, 5/15/13 †	635	627
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	2,370	2,400
XTO Energy, Inc., 4.63%, 6/15/13	2,190	2,120
		5,147
Pharmaceuticals – 0.9%
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13 †	1,295	1,290
6.38%, 5/15/38	1,345	1,328
		2,618
Pipelines – 0.2%
Williams Cos., Inc., 7.63%, 7/15/19	630	677
Real Estate Investment Trusts – 0.1%
iStar Financial, Inc., 5.88%, 3/15/16	430	370
Retail – 0.4%
Wal-Mart Stores, Inc., 6.20%, 4/15/38	1,025	1,007

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.2% – continued
Telecommunications – 1.6%
AT&T, Inc., 5.50%, 2/1/18 †	$555	$543
5.60%, 5/15/18 †	1,175	1,156
Verizon Communications, Inc., 6.10%, 4/15/18	2,455	2,503
6.90%, 4/15/38	400	415
		4,617
Total Corporate Bonds
(Cost $43,858)		42,695

FOREIGN ISSUER BONDS – 2.2%
Beverages – 0.2%
Diageo Capital PLC, 5.20%, 1/30/13 †	555	557
Insurance – 1.1%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16 †	845	837
Catlin Insurance Co. Ltd., (1)(2) 7.25%, 1/19/17 †	1,270	962
XL Capital Ltd., 6.50%, 12/31/49 †	1,735	1,215
		3,014
Iron/Steel – 0.3%
ArcelorMittal, (1)(2) 6.13%, 6/1/18	1,030	1,004
Oil & Gas – 0.6%
Petro-Canada, 6.80%, 5/15/38	1,765	1,726
Total Foreign Issuer Bonds
(Cost $7,173)		6,301

U.S. GOVERNMENT AGENCIES – 55.6% (3)
Fannie Mae – 43.6%
2.38%, 5/20/10	4,000	3,942
3.25%, 4/9/13	5,791	5,590
5.38%, 6/12/17	2,100	2,217
Pool #255452, 5.50%, 10/1/19	1,870	1,898
Pool #545437, 7.00%, 2/1/32	11	12

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 55.6% (3) – continued
Fannie Mae – 43.6% – continued
Pool #545757, 7.00%, 6/1/32	$1,894	$2,007
Pool #703439, 5.00%, 6/1/18	56	56
Pool #725424, 5.50%, 4/1/34	7,332	7,307
Pool #725787, 5.00%, 9/1/19	4,972	4,970
Pool #829125, 5.50%, 10/1/35	3,225	3,208
Pool #831810, 6.00%, 9/1/36	4,476	4,546
Pool #869217, 5.45%, 2/1/36	3,058	3,117
Pool #893082, 5.83%, 9/1/36	2,055	2,105
Pool #944500, 5.50%, 7/1/37	4,906	4,876
Pool #955782, 6.50%, 10/1/37	2,305	2,379
Pool #968158, 6.50%, 1/1/38	1,801	1,859
Pool #968160, 6.50%, 1/1/38	2,378	2,454
Pool TBA, (4) 6.00%, 7/14/33	19,430	19,655
4.50%, 12/31/49	4,299	4,182
5.00%, 12/31/49	21,188	20,420
5.00%, 12/31/49	5,700	5,656
5.50%, 12/31/49	20,636	20,488
		122,944
Federal Home Loan Bank – 3.1%
3.75%, 1/8/10	2,625	2,652
2.63%, 5/20/11	3,370	3,263
3.63%, 5/29/13	3,000	2,937
		8,852
Freddie Mac – 4.1%
4.63%, 10/25/12	1,585	1,627
4.75%, 1/19/16	1,376	1,401
Pool #1B3575, 6.05%, 9/1/37	1,849	1,889

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 55.6% (3) – continued
Freddie Mac – 4.1% – continued
Pool #1G2296, 6.18%, 11/1/37	$2,478	$2,534
Pool #1J0365, 5.93%, 4/1/37	1,841	1,878
Pool #1J2840, 5.99%, 9/1/37	1,999	2,051
		11,380
Freddie Mac Gold – 4.1%
Pool #A65182, 6.50%, 9/1/37	1,074	1,109
Pool #C00910, 7.50%, 1/1/30	601	650
Pool #C02790, 6.50%, 4/1/37	2,117	2,187
Pool #C02838, 5.50%, 5/1/37	3,113	3,095
Pool #G02869, 5.00%, 11/1/35	4,508	4,364
		11,405
Government National Mortgage Association – 0.7%
Pool #595091, 6.00%, 10/15/32	614	628
Pool #597572, 5.50%, 9/15/35	39	39
Pool #627123, 5.50%, 3/15/34	1,299	1,302
Pool #781688, 6.00%, 12/15/33	57	59
		2,028
Total U.S. Government Agencies
(Cost $157,139)		156,609

U.S. GOVERNMENT OBLIGATIONS – 24.4%
U.S. Treasury Bonds – 2.1%
5.00%, 5/15/37 †	5,556	5,821
U.S. Treasury Notes – 22.3%
1.75%, 3/31/10 †	4,839	4,766
2.63%, 5/31/10	29,632	29,623
3.13%, 4/30/13 †	10,441	10,311

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 24.4% – continued
U.S. Treasury Notes – 22.3% – continued
4.00%, 2/15/15 †	$1,216	$1,241
5.13%, 5/15/16 †	8,925	9,654
3.88%, 5/15/18 †	7,376	7,273
		62,868
Total U.S. Government Obligations
(Cost $69,307)		68,689

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 27.2%
Northern Institutional Funds - Liquid Assets Portfolio (5)(6)	76,705,618	76,706
Total Investment Company
(Cost $76,706)		76,706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 25.9%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$42,008	42,008
FHLB Discount Note, 1.52%, 6/2/08	29,633	29,632
U.S. Treasury Bill, 1.86%, 11/20/08	1,400	1,387
Total Short-Term Investments
(Cost $73,027)		73,027

Total Investments – 150.5%
(Cost $427,210)		424,027
Liabilities less Other Assets – (50.5)%		(142,305)
NET ASSETS – 100.0%		$281,722

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

(1)	Restricted security that has been deemed illiquid. At May 31, 2008, the value of these restricted illiquid securities amounted to approximately $5,216,000 or 1.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$1,286
ArcelorMittal, 6.13%, 6/1/18	5/19/08	1,026
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	1,257
Erac USA Finance Co., 7.00%, 10/15/37	10/10/07	1,249
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	876

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Investment in affiliated portfolio
(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the credit quality distribution for the Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	83.3%
AA	2.4
A	6.5
BBB	7.6
B or Lower	0.2
Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$76,706	$–
Level 2	347,321	–
Level 3	–	–
Total	$424,027	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 17.8%
Agriculture – 0.7%
Philip Morris International, Inc., 4.88%, 5/16/13	$690	$683
6.38%, 5/16/38	715	695
		1,378
Banks – 0.6%
Bank of America Corp., 4.90%, 5/1/13 †	565	558
8.00%, 12/29/49	640	634
		1,192
Commercial Services – 0.4%
Erac USA Finance Co., (1)(2) 7.00%, 10/15/37	925	785
Computers – 1.0%
Hewlett-Packard Co., 4.50%, 3/1/13	1,065	1,053
Lexmark International, Inc., 6.65%, 6/1/18	975	948
		2,001
Diversified Financial Services – 7.0%
American General Finance Corp., 5.38%, 10/1/12	1,380	1,335
ANZ Capital Trust, (1)(2) 4.48%, 1/29/49	915	886
Bear Stearns Cos (The) Inc., 7.25%, 2/1/18	450	479
Citigroup Capital XXI, 8.30%, 12/21/57	1,330	1,330
Countrywide Home Loans, Inc., 4.00%, 3/22/11	600	537
General Electric Capital Corp., 5.63%, 5/1/18	1,925	1,902
5.88%, 1/14/38	750	681
Goldman Sachs Group (The), Inc., 6.15%, 4/1/18	480	475
International Lease Finance Corp., 5.65%, 6/1/14	190	180
JPMorgan Chase & Co., 4.75%, 5/1/13 †	2,495	2,449
6.40%, 5/15/38	1,005	966
7.90%, 4/29/49	290	289
Lehman Brothers Holdings, Inc., 7.50%, 5/11/38	1,050	963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 17.8% – continued
Diversified Financial Services – 7.0% – continued
Merrill Lynch & Co, Inc., 6.15%, 4/25/13	$310	$305
6.88%, 4/25/18	550	539
Nelnet, Inc., 5.13%, 6/1/10	930	844
Power Receivable Finance LLC, (1)(2) 6.29%, 1/1/12	191	196
		14,356
Electric – 0.1%
Public Service Electric & Gas, 4.00%, 11/1/08	250	250
Food – 0.2%
Kroger (The) Co., 6.15%, 1/15/20	355	358
Healthcare – Services – 0.3%
UnitedHealth Group, Inc., 6.88%, 2/15/38	705	674
Holding Companies – Diversified – 0.4%
Capmark Financial Group, Inc., 6.30%, 5/10/17	1,015	745
Media – 1.2%
Comcast Corp., 6.40%, 5/15/38	720	683
News America, Inc., 6.65%, 11/15/37	1,065	1,052
Time Warner Cable, Inc., 5.85%, 5/1/17	750	719
		2,454
Oil & Gas – 1.8%
ConocoPhillips, 4.40%, 5/15/13 †	475	469
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	1,500	1,519
XTO Energy, Inc., 4.63%, 6/15/13 †	1,695	1,641
		3,629
Pharmaceuticals – 0.9%
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13 †	970	966
6.38%, 5/15/38	1,010	997
		1,963

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 17.8% – continued
Pipelines – 0.2%
Williams Cos., Inc., 7.63%, 7/15/19	$475	$510
Real Estate Investment Trusts – 0.1%
iStar Financial, Inc., 5.88%, 3/15/16	340	293
Retail – 0.8%
Lowe’s Cos., Inc., 5.60%, 9/15/12 †	915	933
Wal-Mart Stores, Inc., 6.20%, 4/15/38	795	781
		1,714
Telecommunications – 2.1%
AT&T, Inc., 5.50%, 2/1/18	430	421
5.60%, 5/15/18 †	880	866
Verizon Communications, Inc., 6.10%, 4/15/18 †	1,905	1,942
6.90%, 4/15/38	310	322
Verizon New England, Inc., 6.50%, 9/15/11	260	268
Verizon New Jersey, Inc., 5.88%, 1/17/12 †	510	519
		4,338
Total Corporate Bonds
(Cost $37,624)		36,640

FOREIGN ISSUER BONDS – 2.7%
Beverages – 0.2%
Diageo Capital PLC, 5.20%, 1/30/13	435	437
Insurance – 1.2%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	825	817
Catlin Insurance Co. Ltd., (1)(2) 7.25%, 1/19/17 †	995	754
XL Capital Ltd., 6.50%, 12/31/49 †	1,345	942
		2,513
Iron/Steel – 0.4%
ArcelorMittal, (1)(2) 6.13%, 6/1/18	770	750

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 2.7% – continued
Oil & Gas – 0.6%
Petro-Canada, 6.80%, 5/15/38	$1,305	$1,276
Telecommunications – 0.3%
Telefonos de Mexico S.A. de CV, 4.75%, 1/27/10	685	689
Total Foreign Issuer Bonds
(Cost $6,365)		5,665

U.S. GOVERNMENT AGENCIES – 57.2% (3)
Fannie Mae – 44.7%
2.38%, 5/20/10	3,700	3,647
3.25%, 4/9/13	4,547	4,389
5.38%, 6/12/17	1,650	1,742
Pool #255452, 5.50%, 10/1/19	1,098	1,115
Pool #255934, 6.00%, 11/1/35	369	375
Pool #535714, 7.50%, 1/1/31	50	54
Pool #545757, 7.00%, 6/1/32	367	389
Pool #555599, 7.00%, 4/1/33	111	118
Pool #656035, 7.50%, 9/1/32	43	46
Pool #703439, 5.00%, 6/1/18	878	880
Pool #712130, 7.00%, 6/1/33	62	65
Pool #725424, 5.50%, 4/1/34	4,147	4,134
Pool #725787, 5.00%, 9/1/19	1,784	1,784
Pool #733868, 6.00%, 12/1/32	589	602
Pool #735931, 5.00%, 10/1/20	296	296
Pool #794338, 6.00%, 9/1/34	1,015	1,033

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 57.2% (3) – continued
Fannie Mae – 44.7% – continued
Pool #796371, 5.00%, 10/1/19	$232	$232
Pool #797773, 5.00%, 3/1/20	161	160
Pool #829125, 5.50%, 10/1/35	2,535	2,522
Pool #831810, 6.00%, 9/1/36	3,676	3,733
Pool #839291, 5.00%, 9/1/20	115	115
Pool #845182, 5.50%, 11/1/35	2,636	2,622
Pool #869217, 5.45%, 2/1/36	3,054	3,113
Pool #869801, 5.50%, 4/1/21	457	463
Pool #893082, 5.83%, 9/1/36	1,602	1,642
Pool #944500, 5.50%, 7/1/37	2,733	2,716
Pool #968158, 6.50%, 1/1/38	1,334	1,377
Pool #968160, 6.50%, 1/1/38	1,762	1,818
Pool TBA, (4) 5.50%, 9/1/08	13,560	13,462
5.00%, 10/22/18	4,300	4,266
6.00%, 7/1/37	13,430	13,585
4.50%, 12/31/40	3,047	2,964
5.00%, 12/31/49	17,278	16,652
		92,111
Federal Home Loan Bank – 3.0%
3.75%, 1/8/10	1,273	1,286
2.63%, 5/20/11	2,610	2,527
3.63%, 5/29/13	2,400	2,350
		6,163
Freddie Mac – 4.3%
4.63%, 10/25/12	443	455
4.75%, 1/19/16	1,054	1,073
Pool #1B3575, 6.05%, 9/1/37	1,630	1,665

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 57.2% (3) – continued
Freddie Mac – 4.3% – continued
Pool #1G2296, 6.18%, 11/1/37	$2,041	$2,087
Pool #1J0365, 5.93%, 4/1/37	1,453	1,483
Pool #1J2840, 5.99%, 9/1/37	1,999	2,051
		8,814
Freddie Mac Gold – 4.8%
Pool #A65182, 6.50%, 9/1/37	2,451	2,533
Pool #C02790, 6.50%, 4/1/37	1,664	1,719
Pool #C02838, 5.50%, 5/1/37	2,463	2,448
Pool #G02869, 5.00%, 11/1/35	3,381	3,273
		9,973
Government National Mortgage Association – 0.4%
Pool #595091, 6.00%, 10/15/32	304	311
Pool #604183, 5.50%, 4/15/33	56	56
Pool #627123, 5.50%, 3/15/34	478	479
Pool #633627, 5.50%, 9/15/34	68	69
		915
Total U.S. Government Agencies
(Cost $118,284)		117,976

U.S. GOVERNMENT OBLIGATIONS – 18.6%
U.S. Treasury Bonds – 2.0%
5.00%, 5/15/37 †	4,028	4,221
U.S. Treasury Notes – 16.6%
2.63%, 5/31/10	14,855	14,850
3.13%, 4/30/13 †	7,722	7,626
4.00%, 2/15/15 †	2,380	2,429
5.13%, 5/15/16 †	4,327	4,681

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 18.6% – continued
U.S. Treasury Notes – 16.6% – continued
3.88%, 5/15/18 †	$4,625	$4,560
		34,146
Total U.S. Government Obligations
(Cost $38,562)		38,367

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 22.0%
Northern Institutional Funds – Liquid Assets Portfolio (5)(6)	45,327,487	45,327
Total Investment Company
(Cost $45,327)		45,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 27.8%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$31,628	31,628
FHLB Discount Note, 1.52%, 6/2/08	24,776	24,775
U.S. Treasury Bill, 1.86%, 11/20/08	1,000	991
Total Short-Term Investments
(Cost $57,394)		57,394

Total Investments – 146.1%
(Cost $303,556)		301,369
Liabilities less Other Assets – (46.1)%		(95,162)
NET ASSETS – 100.0%		$206,207

(1)	Restricted security that has been deemed illiquid. At May 31, 2008, the value of these restricted illiquid securities amounted to approximately $3,371,000 or 1.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$888
ArcelorMittal 6.13%, 6/1/18	5/19/08	767
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	987
Erac USA Finance Co., 7.00%, 10/15/37	10/10/07	917
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	191

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Investment in affiliated portfolio
(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the credit quality distribution for the Core Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	80.9%
AA	2.5
A	9.0
BBB	7.6
Total	100.0%

* Standard & Poor’s Rating Services

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$45,327	$–
Level 2	256,042	–
Level 3	–	–
Total	$301,369	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 98.3%
U.S. Treasury Bonds – 21.8%
12.50%, 8/15/14	$1,000	$1,115
7.25%, 5/15/16 †	1,500	1,837
8.88%, 8/15/17 †	1,500	2,038
9.00%, 11/15/18 †	3,200	4,467
8.13%, 8/15/19 †	1,000	1,331
8.75%, 8/15/20 †	1,000	1,401
8.13%, 5/15/21	2,000	2,704
8.00%, 11/15/21 †	2,600	3,497
7.63%, 11/15/22	1,000	1,318
6.25%, 8/15/23 †	2,150	2,527
6.88%, 8/15/25 †	2,000	2,512
6.50%, 11/15/26	1,000	1,218
6.13%, 11/15/27 †	1,500	1,765
5.25%, 2/15/29 †	1,100	1,172
6.25%, 5/15/30 †	2,500	3,023
4.75%, 2/15/37 †	1,250	1,259
5.00%, 5/15/37 †	3,000	3,143
4.38%, 2/15/38 †	1,500	1,421
		37,748
U.S. Treasury Notes – 76.5%
4.88%, 6/30/09 †	4,000	4,109
3.63%, 7/15/09	2,000	2,030
3.50%, 8/15/09 †	4,000	4,052
4.00%, 9/30/09 †	1,750	1,786
3.38%, 10/15/09 †	1,700	1,722
3.50%, 12/15/09 †	3,000	3,045
3.25%, 12/31/09 †	5,000	5,057
2.13%, 1/31/10 †	5,000	4,966
3.50%, 2/15/10 †	1,100	1,117
4.75%, 2/15/10 †	1,500	1,555
6.50%, 2/15/10 †	900	958
2.00%, 2/28/10 †	5,000	4,952
1.75%, 3/31/10 †	1,000	985
2.13%, 4/30/10 †	3,500	3,469
3.88%, 5/15/10	2,100	2,150
3.88%, 7/15/10 †	3,000	3,074
5.75%, 8/15/10 †	1,100	1,170
4.25%, 10/15/10 †	3,000	3,107
4.38%, 12/15/10 †	3,500	3,637
5.00%, 2/15/11 †	1,900	2,008
4.88%, 5/31/11	1,700	1,794
4.88%, 7/31/11 †	3,000	3,164
4.63%, 10/31/11 †	1,200	1,258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 98.3% – continued
U.S. Treasury Notes – 76.5% – continued
4.50%, 11/30/11 †	$3,000	$3,137
4.63%, 2/29/12 †	4,000	4,200
4.50%, 3/31/12	1,000	1,046
4.50%, 4/30/12 †	3,000	3,140
4.88%, 6/30/12	1,000	1,061
4.13%, 8/31/12 †	1,000	1,033
4.25%, 9/30/12 †	3,000	3,116
3.88%, 10/31/12 †	500	512
4.00%, 11/15/12 †	950	978
3.63%, 12/31/12 †	3,000	3,036
2.88%, 1/31/13 †	300	294
2.75%, 2/28/13 †	4,000	3,886
2.50%, 3/31/13 †	3,000	2,880
3.63%, 5/15/13 †	3,500	3,536
4.25%, 8/15/13 †	1,500	1,557
4.25%, 11/15/13 †	2,000	2,075
4.25%, 8/15/14 †	3,000	3,109
4.25%, 11/15/14 †	3,000	3,112
4.00%, 2/15/15 †	3,150	3,215
4.13%, 5/15/15 †	3,000	3,073
4.50%, 11/15/15 †	1,250	1,304
4.50%, 2/15/16 †	3,000	3,128
4.63%, 2/15/17 †	1,900	1,985
4.75%, 8/15/17 †	3,500	3,683
4.25%, 11/15/17 †	3,500	3,551
3.50%, 2/15/18 †	4,000	3,822
3.88%, 5/15/18 †	6,000	5,916
		132,550
Total U.S. Government Obligations
(Cost $168,944)		170,298

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 31.6%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	54,726,007	54,726
Total Investment Company
(Cost $54,726)		54,726

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT – 1.9%
FHLB Discount Note, 1.52%, 6/2/08	$3,337	$3,337
Total Short-Term Investment
(Cost $3,337)		3,337

Total Investments – 131.8%
(Cost $227,007)		228,361
Liabilities less Other Assets – (31.8)%		(55,115)
NET ASSETS – 100.0%		$173,246

(1)	Investment relates to cash collateral received from portfolio securities loaned.
(2)	Investment in affiliated portfolio

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the credit quality distribution for the U.S. Treasury Index Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	100.0%
Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$54,726	$–
Level 2	173,635	–
Level 3	–	–
Total	$228,361	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 26.9%
Agriculture – 0.3%
Philip Morris International, Inc., 4.88%, 5/16/13	$100	$99
Banks – 1.3%
Bank of America Corp., 4.90%, 5/1/13 †	310	306
8.00%, 12/29/49	95	94
		400
Beverages – 0.8%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	75	73
PepsiCo., Inc., 4.65%, 2/15/13 †	185	187
		260
Chemicals – 0.5%
Praxair, Inc., 5.25%, 11/15/14 †	165	165
Computers – 1.5%
Dell, Inc., (1)(2) 5.65%, 4/15/18 †	185	178
Hewlett-Packard Co., 4.50%, 3/1/13	150	149
Lexmark International, Inc., 6.65%, 6/1/18	140	136
		463
Diversified Financial Services – 8.6%
American General Finance Corp., 5.38%, 10/1/12	235	227
ANZ Capital Trust, (1)(2) 4.48%, 1/29/49	150	145
Bear Stearns Cos (The) Inc., 7.25%, 2/1/18	70	74
Citigroup, Inc., 6.13%, 5/15/18	310	304
Countrywide Home Loans, Inc., 4.00%, 3/22/11	125	112
General Electric Capital Corp., 5.63%, 5/1/18	275	272
Goldman Sachs Group (The), Inc., 6.15%, 4/1/18	70	69
HSBC Finance Corp., 5.25%, 1/15/14 †	270	266
International Lease Finance Corp., 5.65%, 6/1/14	60	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 26.9% – continued
Diversified Financial Services – 8.6% – continued
JPMorgan Chase & Co., 5.75%, 1/2/13	$300	$307
7.90%, 4/29/49	40	40
Lehman Brothers Holdings, Inc., 6.88%, 5/2/18 †	150	146
Merrill Lynch & Co, Inc., 6.15%, 4/25/13	175	172
6.88%, 4/25/18	80	78
Morgan Stanley, 5.63%, 1/9/12	300	297
Power Receivable Finance LLC, (1)(2) 6.29%, 1/1/12	51	52
		2,618
Electric – 1.2%
Duke Energy Carolinas LLC, 5.10%, 4/15/18	135	132
Florida Power & Light Co., 5.55%, 11/1/17	135	137
Public Service Electric & Gas, 4.00%, 11/1/08	95	95
		364
Food – 0.2%
Kroger Co., 6.15%, 1/15/20	55	55
Healthcare – Services – 0.6%
UnitedHealth Group, Inc., 4.88%, 3/15/15	185	169
Holding Companies – Diversified – 0.4%
Capmark Financial Group, Inc., 6.30%, 5/10/17	150	110
Insurance – 0.5%
Protective Life Secured Trust, 4.85%, 8/16/10	165	162
Iron/Steel – 0.4%
ArcelorMittal, (1)(2) 6.13%, 6/1/18	110	107
Media – 1.2%
Comcast Corp., 4.95%, 6/15/16 †	165	155
5.70%, 5/15/18	90	87

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 26.9% – continued
Media – 1.2% – continued
Time Warner Cable, Inc., 5.85%, 5/1/17	$125	$120
		362
Miscellaneous Manufacturing – 0.6%
General Electric Co., 5.25%, 12/6/17	195	191
Oil & Gas – 2.8%
ConocoPhillips, 4.40%, 5/15/13 †	70	69
Devon Financing Corp. ULC, 6.88%, 9/30/11	125	132
Petro-Canada, 6.05%, 5/15/18 †	75	74
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	330	334
XTO Energy, Inc., 4.63%, 6/15/13	250	242
		851
Pharmaceuticals – 1.3%
Abbott Laboratories, 5.60%, 11/30/17	170	171
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	140	140
Schering-Plough Corp., 6.00%, 9/15/17 †	95	94
		405
Pipelines – 1.5%
Consolidated Natural Gas Co., 5.00%, 3/1/14	275	266
Kinder Morgan Energy Partners LP, 6.00%, 2/1/17	125	124
Williams Cos., Inc., 7.63%, 7/15/19	65	70
		460
Real Estate Investment Trusts – 0.1%
iStar Financial, Inc., 5.88%, 3/15/16	50	43
Retail – 0.8%
Lowe’s Cos., Inc., 5.60%, 9/15/12	140	143

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 26.9% – continued
Retail – 0.8% – continued
Wal-Mart Stores, Inc., 4.25%, 4/15/13	$90	$89
		232
Telecommunications – 2.3%
AT&T, Inc., 5.50%, 1/15/18	60	59
5.60%, 5/15/18 †	130	128
Verizon Communications, Inc., 6.10%, 4/15/18	280	285
Verizon New England, Inc., 6.50%, 9/15/11	65	67
Verizon New Jersey, Inc., 5.88%, 1/17/12 †	150	153
		692
Total Corporate Bonds
(Cost $8,351)		8,208

FOREIGN ISSUER BONDS – 2.1%
Beverages – 0.2%
Diageo Capital PLC, 5.20%, 1/30/13	70	70
Insurance – 1.2%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	100	99
Catlin Insurance Co. Ltd., (1)(2) 7.25%, 1/19/17	155	117
XL Capital Ltd., 6.50%, 12/31/49	215	151
		367
Telecommunications – 0.7%
Telefonos de Mexico S.A. de CV, 4.75%, 1/27/10	210	211
Total Foreign Issuer Bonds
(Cost $747)		648

U.S. GOVERNMENT AGENCIES – 23.3% (3)
Fannie Mae – 16.4%
3.88%, 12/10/09	2,000	2,028
2.38%, 5/20/10	625	616
3.25%, 4/9/13	550	531
5.38%, 6/12/17	300	317

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 23.3% (3) – continued
Fannie Mae – 16.4% – continued
Pool TBA, (4) 6.00%, 7/1/37	$1,499	$1,516
		5,008
Federal Home Loan Bank – 2.3%
2.63%, 5/20/11	370	358
3.63%, 5/29/13	350	343
		701
Freddie Mac – 4.6%
4.63%, 10/25/12	700	719
4.75%, 1/19/16	672	684
		1,403
Total U.S. Government Agencies
(Cost $7,146)		7,112

U.S. GOVERNMENT OBLIGATIONS – 41.0%
U.S. Treasury Notes – 41.0%
2.00%, 2/28/10 †	2,052	2,033
1.75%, 3/31/10 †	2,139	2,107
4.50%, 5/15/10 †	740	766
2.63%, 5/31/10	1,860	1,859
2.75%, 2/28/13 †	466	453
3.13%, 4/30/13 †	2,100	2,074
5.13%, 5/15/16 †	2,597	2,809
3.88%, 5/15/18 †	405	399
Total U.S. Government Obligations
(Cost $12,697)		12,500

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 45.3%
Northern Institutional Funds – Liquid Assets Portfolio (5)(6)	13,835,353	13,835
Total Investment Company
(Cost $13,835)		13,835

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 10.6%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$3,083	$3,083
U.S. Treasury Bill, 1.87%, 11/20/08	150	149
Total Short-Term Investments
(Cost $3,232)		3,232

Total Investments – 149.2%
(Cost $46,008)		45,535
Liabilities less Other Assets – (49.2)%		(15,022)
NET ASSETS – 100.0%		$30,513

(1)	Restricted security that has been deemed illiquid. At May 31, 2008, the value of these restricted illiquid securities amounted to approximately $599,000 or 2.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$146
ArcelorMittal, 6.13%, 6/1/18	5/19/08	110
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	153
Dell, Inc., 5.65%, 4/15/18	4/14/08	185
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03-8/24/07	51

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Investment relates to cash collateral received from portfolio securities loaned.
(6)	Investment in affiliated portfolio.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

At May 31, 2008, the credit quality distribution for the Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	71.9%
AA	6.6
A	12.1
BBB	9.2
BB	0.2
Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$13,835	$–
Level 2	31,700	–
Level 3	–	–
Total	$45,535	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.6%
Auto Manufacturers – 1.8%
DaimlerChrysler N.A. Holding Corp., 7.20%, 9/1/09 †	$2,230	$2,300
Banks – 1.6%
National City Corp., 5.75%, 2/1/09 †	2,200	2,152
Diversified Financial Services – 9.0%
Allstate Life Global Funding Trusts, 4.50%, 5/29/09	2,395	2,405
ANZ Capital Trust, (1)(2) 4.48%, 1/29/49	900	871
Associates Corp. of N.A., 6.25%, 11/1/08	950	960
Capital One Bank, 4.25%, 12/1/08 †	930	923
General Electric Capital Corp., 5.20%, 2/1/11 †	1,435	1,454
International Lease Finance Corp. 4.63%, 6/2/08 †	1,775	1,775
5.75%, 6/15/11 †	970	958
John Deere Capital Corp., 4.88%, 3/16/09 †	1,125	1,133
National Rural Utilities Cooperative Finance Corp., 5.75%, 11/1/08 †	1,150	1,158
		11,637
Electric – 0.7%
Public Service Electric & Gas, 4.00%, 11/1/08	880	880
Media – 0.7%
Time Warner, Inc., 6.75%, 4/15/11	855	877
Pipelines – 0.4%
Spectra Energy Capital LLC, 4.37%, 3/1/09	500	499
Retail – 2.4%
CVS Caremark Corp., 4.00%, 9/15/09 †	1,300	1,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.6% – continued
Retail – 2.4% – continued
Target Corp., 5.38%, 6/15/09 †	$1,800	$1,839
		3,133
Savings & Loans – 1.3%
Washington Mutual, Inc., 4.00%, 1/15/09 †	1,770	1,739
Software – 0.6%
Oracle Corp., 5.00%, 1/15/11 †	720	735
Telecommunications – 3.1%
AT&T, Inc., 6.25%, 3/15/11 †	1,440	1,495
Sprint Capital Corp., 6.13%, 11/15/08 †	700	712
Verizon Communications, Inc., 5.35%, 2/15/11 †	1,440	1,469
Verizon New Jersey, Inc., 5.88%, 1/17/12 †	400	408
		4,084
Total Corporate Bonds
(Cost $28,126)		28,036

FOREIGN ISSUER BONDS – 1.7%
Oil & Gas – 1.0%
Conoco Funding Co., 6.35%, 10/15/11	1,260	1,329
Telecommunications – 0.7%
Telefonos de Mexico S.A. de CV, 4.75%, 1/27/10	885	889
Total Foreign Issuer Bonds
(Cost $2,232)		2,218

U.S. GOVERNMENT AGENCIES – 33.6% (3)
Fannie Mae – 13.4%
2.50%, 4/9/10	4,845	4,791
2.38%, 5/20/10	2,450	2,415
Pool #555649, 7.50%, 10/1/32	143	154
Pool #869217, 5.45%, 2/1/36	1,945	1,983

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 33.6% (3) – continued
Fannie Mae – 13.4% – continued
Pool #893082, 5.83%, 9/1/36	$1,424	$1,459
Pool TBA, (4) 6.50%, 7/15/32	3,800	3,907
6.00%, 7/1/37	2,600	2,630
		17,339
Federal Farm Credit Bank – 2.1%
2.63%, 4/21/11	2,848	2,765
Federal Home Loan Bank – 9.7%
5.38%, 7/17/09	3,100	3,187
2.75%, 6/18/10	3,400	3,370
2.63%, 5/20/11	3,750	3,631
3.38%, 6/24/11	2,385	2,356
		12,544
Freddie Mac – 8.4%
6.63%, 9/15/09	3,344	3,499
4.00%, 12/15/09	3,510	3,558
2.88%, 6/28/10	1,940	1,927
Pool #1B3617 5.94%, 10/1/37	1,849	1,897
		10,881
Total U.S. Government Agencies
(Cost $43,823)		43,529

U.S. GOVERNMENT OBLIGATIONS – 41.0%
U.S. Treasury Notes – 41.0%
4.00%, 8/31/09 †	7,763	7,915
2.00%, 2/28/10 †	5,643	5,589
1.75%, 3/31/10 †	812	800
4.50%, 5/15/10 †	10,700	11,079
2.63%, 5/31/10	8,102	8,099
4.13%, 8/15/10 †	5,237	5,391
4.25%, 1/15/11 †	10,629	11,036
4.88%, 5/31/11	3,071	3,240
		53,149
Total U.S. Government Obligations
(Cost $53,588)		53,149

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 47.9%
Northern Institutional Funds – Liquid Assets Portfolio (5)(6)	62,139,361	$62,139
Total Investment Company
(Cost $62,139)		62,139

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT–TERM INVESTMENTS – 5.7%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$6,707	6,707
U.S. Treasury Bill, 1.86%, 11/20/08	650	645
Total Short-Term Investments
(Cost $7,352)		7,352

Total Investments – 151.5%
(Cost $197,260)		196,423
Liabilities less Other Assets – (51.5)%		(66,809)
NET ASSETS – 100.0%		$129,614

(1)	Restricted security that has been deemed illiquid. At May 31, 2008, the value of this restricted illiquid security amounted to approximately $871,000 or 0.7% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	09/21/06	$874

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Investment in affiliated portfolio
(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

At May 31, 2008, the credit quality distribution for the Short Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	77.1%
AA	2.6
A	15.9
BBB	3.4
BB	0.6
B or Lower	0.4
Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2– Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3– Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$62,139	$–
Level 2	134,284	–
Level 3	–	–
Total	$196,423	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 37.0% (1)
Fannie Mae – 12.6%
5.13%, 7/13/09	$870	$892
6.13%, 3/15/12	825	889
Pool #555649, 7.50%, 10/1/32	103	111
Pool #869217, 5.45%, 2/1/36	1,440	1,467
Pool #893082, 5.83%, 9/1/36	536	550
Pool #968158, 6.50%, 1/1/38	488	503
Pool TBA, (2) 5.50%, 9/1/08	1,984	1,970
6.00%, 7/1/37	1,950	1,972
		8,354
Federal Farm Credit Bank – 0.7%
2.63%, 4/21/11	448	435
Federal Home Loan Bank – 11.7%
5.00%, 12/11/09	1,500	1,543
2.75%, 6/18/10	2,000	1,982
5.20%, 9/10/10	2,000	2,013
3.38%, 6/24/11	665	657
4.63%, 10/10/12	1,500	1,542
		7,737
Freddie Mac – 12.0%
2.88%, 6/28/10	665	661
2.75%, 4/11/11	1,500	1,471
5.60%, 9/26/13	425	428
Pool #1B3617 5.94%, 10/1/37	1,460	1,498
Pool #1J0365, 5.93%, 4/1/37	969	989
Pool #1J2840 5.99%, 9/1/37	1,390	1,426
Pool #410092, 6.23%, 11/1/24	9	10
Series 2944, Class WD, 5.50%, 11/15/28	1,415	1,442
		7,925
Total U.S. Government Agencies
(Cost $24,420)		24,451

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 59.7%
U.S. Treasury Notes – 59.7%
1.75%, 3/31/10 †	$4,395	$4,329
4.50%, 5/15/10 †	1,033	1,070
2.63%, 5/31/10	10,776	10,773
4.25%, 1/15/11 †	5,300	5,503
4.88%, 5/31/11 †	3,500	3,693
4.63%, 12/31/11	4,661	4,893
2.75%, 2/28/13 †	2,576	2,502
3.13%, 4/30/13 †	6,728	6,644
		39,407
Total U.S. Government Obligations
(Cost $39,886)		39,407

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY – 40.6%
Northern Institutional Funds – Liquid Assets Portfolio (3)(4)	26,854,321	26,854
Total Investment Company
(Cost $26,854)		26,854

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 8.0%
FHLB Discount Note, 1.52%, 6/2/08	$4,935	4,935
U.S. Treasury Bill, 1.86%, 11/20/08	325	322
Total Short-Term Investments
(Cost $5,257)		5,257

Total Investments – 145.3%
(Cost $96,417)		95,969
Liabilities less Other Assets – (45.3)%		(29,902)
NET ASSETS – 100.0%		$66,067

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security
(3)	Investment in affiliated portfolio
(4)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

Percentages shown are based on Net Assets.

At May 31, 2008, the credit quality distribution for the U.S. Government Securities Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	100.0%
Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$26,854	$–
Level 2	69,115	–
Level 3	–	–
Total	$95,969	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios (collectively, the “Portfolios” or “Fixed Income Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Fixed Income Portfolios.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.), Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Fixed Income Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2008, Class A, Class C and Class D shares were outstanding for certain Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS – Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2008, the Portfolios had no outstanding futures contracts.

C) STRIPPED SECURITIES – Stripped securities represent the right to receive future interest payments (interest-only stripped securities) or principal payments (principal-only stripped securities). The value of variable rate interest-only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest-only stripped securities and the value of principal-only stripped securities vary inversely with changes in interest rates.

D) FOREIGN CURRENCY TRANSLATIONS – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable forward exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

F) WHEN-ISSUED/DELAYED DELIVERY SECURITIES – Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. The aggregate market value of securities segregated to cover the commitment was approximately (in thousands) $197,295, $116,829, $115,486, $16,802, $74,701 and $26,893 for the Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond and U.S. Government Securities Portfolios, respectively. When-issued securities at May 31, 2008, if any, are noted in each Portfolio’s Schedule of Investments and in aggregate, each Portfolio’s Statement of Assets and Liabilities.

G) MORTGAGE DOLLAR ROLLS – The Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

H) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Portfolios

FIXED INCOME PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts.

I) EXPENSES – Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

J) PORTFOLIO SECURITIES LOANED – Certain Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2008. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2008, were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	FEES EARNED BY NORTHERN TRUST
Bond	$75,217	$76,706	$—	$147
Core Bond	44,401	45,327	—	105
U.S. Treasury Index	66,993	54,726	13,593	90
Intermediate Bond	13,765	13,835	235	18
Short Bond	60,874	62,139	—	72
U.S. Government Securities	26,429	26,854	82	51

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2008. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2008.

Portfolio	BROKER/DEALER	% OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
Bond	Dresdner Kleinwort Securities LLC	14.8%
Core Bond	Dresdner Kleinwort Securities LLC	7.4%
U.S. Treasury Index	Goldman, Sachs & Co. ING Financial Markets LLC	13.5% 6.1%

Intermediate Bond	Fortis Securities LLC Goldman, Sachs & Co. Lehman Brothers, Inc. Merrill Lynch Government Securities, Inc.	7.5% 8.5% 7.5% 10.0%

Short Bond	Bank of America Securities LLC BNP Paribas Securities Corporation Dresdner Kleinwort Securities LLC Lehman Brothers, Inc.	9.7% 6.6% 7.5% 5.2%

U.S. Government Securities	BNP Paribas Securities Corporation Goldman, Sachs & Co. ING Financial Markets LLC	7.7% 12.6% 7.7%

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

K) DISTRIBUTIONS TO SHAREHOLDERS – Distributions of dividends from net investment income are declared and paid as follows:

Bond	Monthly
Core Bond	Monthly
U.S. Treasury Index	Monthly
Intermediate Bond	Monthly
Short Bond	Monthly
U.S. Government Securities	Monthly

Each Portfolio’s net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

L) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007, through the fiscal year ended November 30, 2007, the following Portfolios incurred net capital losses which each Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
Bond	$667
Core Bond	131
Intermediate Bond	15
Short Bond	2
U.S. Government Securities	1

At November 30, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2008	NOVEMBER 30, 2010	NOVEMBER 30, 2012	NOVEMBER 30, 2013	NOVEMBER 30, 2014	NOVEMBER 30, 2015
Bond	$—	$8,192	$—	$—	$13,256	$1,065
Core Bond	—	—	—	122	3,102	1,997
U.S. Treasury Index	—	—	—	62	469	257
Intermediate Bond	1,154	—	—	310	601	192
Short Bond	9,999	2,589	—	2,106	1,131	653
U.S. Government Securities	—	—	239	1,591	1,000	—

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2007, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond	$—	$745	$—
Core Bond	—	172	—
U.S. Treasury Index	—	89	—
Intermediate Bond	—	28	—
Short Bond	—	98	—
U.S. Government Securities	—	55	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond	$—	$13,336	$—
Core Bond	—	10,199	—
U.S. Treasury Index	—	2,370	—
Intermediate Bond	—	1,615	—
Short Bond	—	8,033	—
U.S. Government Securities	—	3,145	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

FIXED INCOME PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2006, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond	$—	$14,147	$—
Core Bond	—	8,209	—
U.S. Treasury Index	—	2,124	—
Intermediate Bond	—	1,600	—
Short Bond	—	7,149	—
U.S. Government Securities	—	3,140	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2008, management has evaluated the application of FIN 48 to the Portfolios, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2008, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2008, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Bond	0.40%	0.15%	0.25%
Core Bond	0.40%	0.15%	0.25%
U.S. Treasury Index	0.30%	0.15%	0.15%
Intermediate Bond	0.40%	0.15%	0.25%
Short Bond	0.40%	0.15%	0.25%
U.S. Government Securities	0.40%	0.15%	0.25%

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Bond	$14	$1	$—
Core Bond	11	—	—
U.S. Treasury Index	8	1	—
Intermediate Bond	2	—	—
Short Bond	7	—	—
U.S. Government Securities	4	—	—

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PNC Global Investment Servicing, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services. The Portfolios pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

In addition, if in any fiscal year the sum of a Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio’s average daily net assets, NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2008, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Portfolios for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	CLASS C	CLASS D
Bond	$1	$—
U.S. Treasury Index	2	1

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond	$736,123	$81,347	$751,000	$103,505
Core Bond	777,809	50,162	767,758	66,744
U.S. Treasury Index	64,952	—	19,340	—
Intermediate Bond	72,700	6,594	68,468	12,931
Short Bond	293,329	15,161	231,249	78,785
U.S. Government Securities	444,685	—	434,168	—

FIXED INCOME PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

At May 31, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts In Thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond	$748	$(3,931)	$(3,183)	$427,210
Core Bond	728	(2,915)	(2,187)	303,556
U.S. Treasury Index	2,519	(1,165)	1,354	227,007
Intermediate Bond	46	(519)	(473)	46,008
Short Bond	190	(1,027)	(837)	197,260
U.S. Government Securities	166	(614)	(448)	96,417

7. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

Effective December 13, 2007 for the Trust, the revolving bank credit agreement has been lowered to $100,000,000 from the original $150,000,000 noted above.

At May 31, 2008, the Portfolios did not have any outstanding loans.

The Portfolios did not incur any interest expense during the six months ended May 31, 2008.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	2,313	$45,506	248	$4,842	(2,298)	$(45,168)	263	$5,180
Core Bond	3,020	29,919	445	4,358	(3,356)	(32,920)	109	1,357
U.S. Treasury Index	2,595	57,546	118	2,603	(779)	(17,255)	1,934	42,894
Intermediate Bond	27	544	24	488	(114)	(2,273)	(63)	(1,241)
Short Bond	2,911	53,616	96	1,757	(2,996)	(55,165)	11	208
U.S. Government Securities	276	5,461	52	1,018	(399)	(7,921)	(71)	(1,442)

Transactions in Class A shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	4,242	$83,038	552	$10,796	(3,404)	$(66,791)	1,390	$27,043
Core Bond	3,922	38,322	1,007	9,801	(3,535)	(34,610)	1,394	13,513
U.S. Treasury Index	4,560	97,348	86	1,801	(958)	(20,066)	3,688	79,083
Intermediate Bond	317	6,318	65	1,280	(319)	(6,340)	63	1,258
Short Bond	7,497	136,931	361	6,591	(10,285)	(187,723)	(2,427)	(44,201)
U.S. Government Securities	625	12,067	150	2,907	(925)	(17,951)	(150)	(2,977)

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class C shares* for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Bond	6	$119	—	$8	(6)	$(123)	—	$4
U.S. Treasury Index	65	1,455	2	37	(39)	(853)	28	639

*	Core Bond’s activity in shares and dollars for Class C and Class D was less than 500.

Transactions in Class C shares* for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Bond	12	$242	1	$14	(6)	$(116)	7	$140
U.S. Treasury Index	28	597	2	53	(10)	(216)	20	434

*	Core Bond’s activity in shares and dollars for Class C and Class D was less than 500.

Transactions in Class D shares* for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	—	$4	—	$1	—	$—	—	$5
U.S. Treasury Index	6	140	—	1	(58)	(1,312)	(52)	(1,171)
Intermediate Bond	—	1	—	—	(2)	(44)	(2)	(43)
Short Bond	1	10	—	1	(17)	(298)	(16)	(287)
U.S. Government Securities	—	1	—	1	(2)	(40)	(2)	(38)

*	Core Bond’s activity in shares and dollars for Class C and Class D was less than 500.

Transactions in Class D shares* for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	—	$—	—	$4	(1)	$(33)	(1)	$(29)
U.S. Treasury Index	48	1,004	—	3	(37)	(770)	11	237
Intermediate Bond	—	4	—	3	(2)	(40)	(2)	(33)
Short Bond	5	96	—	3	(3)	(65)	2	34
U.S. Government Securities	—	3	—	8	(5)	(101)	(5)	(90)

*	Core Bond’s activity in shares and dollars for Class C and Class D was less than 500.

FIXED INCOME PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

9. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolios’ financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the accompanying Schedules of Investments.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio’s financial position, financial performance and cash flows. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolios’ financial statements and financial disclosures, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs; (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/07 - 5/31/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.36%	$1,000.00	$1,007.20	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.20	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,005.50	$3.01
Hypothetical	0.60%	$1,000.00	$1,022.00	$3.03	**
CLASS D
Actual	0.75%	$1,000.00	$1,004.70	$3.76
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

CORE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.36%	$1,000.00	$1,008.70	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.20	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,008.70	$3.01
Hypothetical	0.60%	$1,000.00	$1,022.00	$3.03	**
CLASS D
Actual	0.75%	$1,000.00	$1,006.90	$3.76
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

U.S. TREASURY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.26%	$1,000.00	$1,014.70	$1.31
Hypothetical	0.26%	$1,000.00	$1,023.70	$1.32	**
CLASS C
Actual	0.50%	$1,000.00	$1,013.10	$2.52
Hypothetical	0.50%	$1,000.00	$1,022.50	$2.53	**
CLASS D
Actual	0.65%	$1,000.00	$1,011.90	$3.27
Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29	**

FIXED INCOME PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

INTERMEDIATE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.36%	$1,000.00	$1,008.70	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.20	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$983.30	$3.72
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

SHORT BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.36%	$1,000.00	$1,008.80	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.20	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,006.20	$3.76
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

U.S. GOVERNMENT SECURITIES

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.36%	$1,000.00	$1,019.50	$1.82
Hypothetical	0.36%	$1,000.00	$1,023.20	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,017.10	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (the “Investment Adviser”).

The Advisory Agreement was recently amended to reset the termination date to June 30. The resetting of the termination date was approved by the shareholders of the Portfolios at a Special Meeting held on January 29, 2008. In conjunction with the change in the termination date, the Board of Trustees determined that the annual contract renewal meeting should be moved from February to May. Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved on an interim basis with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on February 15, 2008 (the “February Meeting”). The interim approval of the Advisory Agreement was for the period from April 30, 2008, the original termination date of the agreement, to June 30, 2008, the new termination date of the agreement.

The Advisory Agreement was re-approved again with respect to all of the Portfolios by the Trustees, including all of the Independent Trustees, at the annual contract renewal meeting held on May 8-9, 2008 (together with the February Meeting, the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

The Trustees reviewed information on the following topics for all of the Portfolios: the Investment Adviser’s profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ custodian, transfer agent, co-administrator and securities lending

FIXED INCOME PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

agent. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolios and the continued involvement of internal audit in reviewing operations related to the Portfolios. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer (“CCO”) during the year to strengthen the Portfolios’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s CCO at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information including, but not limited to, the in-depth performance reports discussed below.

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Portfolio’s excess returns, if applicable, versus targeted returns. The Trustees also considered the Portfolios’ investment performance in light of the investment benchmarks and objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios and changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Portfolios requested by the Trustees and provided by the Investment Adviser had assisted them in evaluating performance issues with respect to those Portfolios.

Based on the information received, the Trustees believed that the investment performance of the Portfolios was, in general, competitive in light of the factors mentioned above, including the Portfolios’ investment policies and the nature of their shareholder base. In particular, the U.S. Treasury Index Portfolio was generally tracking its index. While falling short of their respective benchmarks, the Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond and U.S. Government Securities Portfolios were in the first or second quartiles for the one-, three- and five-year periods. In reaching conclusions regarding the Portfolios’ investment performance, the Trustees also reviewed, among other things, the relative performance of the respective Portfolios as compared to the mutual fund categories established by third parties. They also noted again the potential impact of the relative risk parameters of the different Portfolios. For example, the U.S. Government Securities Portfolio did not invest in any corporate debt. Overall, the Trustees concluded that the Investment Advisers were devoting appropriate resources in their efforts to provide favorable investment results for the Portfolios. The Trustees also took into consideration the extreme market volatility over the past year and credit problems caused by sub-prime loan defaults, and the effects of these events on the Portfolios’ performance. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improve the investment performance of the Portfolios.

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s voluntary fee waivers with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s voluntary fee waivers and their affiliate’s contractual expense reimbursements that limit the expense caps for the Portfolios to specific levels. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

Information on the services rendered by the Investment Adviser to the Portfolios, and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

TRUSTEES AND OFFICERS continued	MAY 31, 2008 (UNAUDITED)

Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to waive fees to limit the Portfolios’ total expense ratios to specified levels.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, their actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

FIXED INCOME PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

SHAREHOLDER MEETING RESULTS	MAY 31, 2008 (UNAUDITED)

A Special Meeting of Shareholders of each investment portfolio (the “Portfolios”) of Northern Institutional Funds was held on January 29, 2008 to (1) elect eight Trustees of the Northern Institutional Funds’ Board and (2) approve an amended and restated investment advisory agreement between each Portfolio and its investment adviser, reflecting a change in the termination and renewal date of the agreements to June 30 of each year.

With respect to electing eight Trustees of the Northern Institutional Funds’ Board, the resulting votes are presented below:

	FOR THE NOMINEE	WITHHELD
TRUSTEE	NUMBER OF SHARES	NUMBER OF SHARES
William L. Bax	20,175,982,284.20	307,292,920.69
Edward J. Condon Jr.	20,141,720,862.58	341,554,342.31
Sharon Gist Gilliam	20,143,907,789.53	339,367,415.36
Sandra Polk Guthman	20,170,945,695.60	312,329,509.29
Michael E. Murphy	20,002,807,403.60	480,467,801.29
Mary Jacobs Skinner	20,240,490,218.06	242,784,986.83
Richard P. Strubel	20,175,819,804.20	307,455,400.69
Casey Sylla	20,244,824,491.30	238,450,713.59

With respect to approving an amended and restated investment advisory agreement, the resulting votes are presented below:

	NUMBER OF SHARES
FUND NAME	FOR	AGAINST	ABSTAIN
Bond	8,983,444.53	—	369,066.00
Core Bond	16,987,101.99	—	38,757.00
U.S. Treasury Index	2,111,584.00	—	127.00
Intermediate Bond	1,528,034.26	—	—
Short Bond	4,319,586.31	—	—
U.S. Government Securities	2,363,544.32	—	—

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will be available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

FIXED INCOME PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

19	SCHEDULES OF INVESTMENTS

19	INTERNATIONAL GROWTH PORTFOLIO

22	INTERNATIONAL EQUITY INDEX PORTFOLIO

37	SMALL COMPANY GROWTH PORTFOLIO

40	SMALL COMPANY INDEX PORTFOLIO

65	MID CAP GROWTH PORTFOLIO

68	FOCUSED GROWTH PORTFOLIO

71	DIVERSIFIED GROWTH PORTFOLIO

74	EQUITY INDEX PORTFOLIO

83	NOTES TO THE FINANCIAL STATEMENTS

92	FUND EXPENSES

94	SHAREHOLDER MEETING RESULTS

95	TRUSTEES AND OFFICERS

95	APPROVAL OF ADVISORY AGREEMENT

100	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INTERNATIONAL GROWTH PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY INDEX PORTFOLIO
ASSETS:
Investments, at cost (1)	$247,617	$124,197		$2,555	$113,233
Investments, at value (2)(3)	$266,405	$126,754		$2,733	$115,020
Cash	2	39		1	18
Foreign currencies, at value (cost: $4,457 and $1,372, respectively)	4,395	1,370	(4)	–	–
Interest income receivable	17	–		–	16
Dividend income receivable	548	403		–	51
Receivable for foreign tax withheld	398	177		–	–
Receivable for securities sold	1,399	2,545		63	150
Receivable for variation margin on futures contracts	–	616		–	6
Receivable for fund shares sold	567	40		–	89
Receivable from affiliated administrator	6	19		10	12
Unrealized gain on forward foreign currency exchange contracts	–	11		–	–
Prepaid and other assets	13	14		5	52
Total Assets	273,750	131,988		2,812	115,414
LIABILITIES:
Cash overdraft	–	–		–	–
Unrealized loss on forward foreign currency exchange contracts	–	68		–	–
Payable upon return of securities loaned	42,671	11,758		931	38,773
Payable for securities purchased	–	2,286		44	729
Payable for fund shares redeemed	181	62		–	7
Payable for variation margin on futures contracts	–	7		–	–
Payable to affiliates:
Investment advisory fees	160	25		1	12
Co-administration fees	30	15		–	6
Custody and accounting fees	23	16		–	–
Transfer agent fees	2	1		–	1
Trustee fees	2	2		2	2
Accrued other liabilities	16	7		7	6
Total Liabilities	43,085	14,247		985	39,536
Net Assets	$230,665	$117,741		$1,827	$75,878
ANALYSIS OF NET ASSETS:
Capital stock	$208,087	$110,476		$19,361	$87,487
Undistributed net investment income (loss)	3,060	1,550		(1)	438
Accumulated undistributed net realized gain (loss)	765	2,918		(17,711)	(13,949)
Net unrealized appreciation	18,753	2,797		178	1,902
Net Assets	$230,665	$117,741		$1,827	$75,878
Net Assets:
Class A	$230,068	$117,070		$1,822	$75,754
Class C	–	–		–	–
Class D	597	671		5	124
Total Shares Outstanding (no par value), Unlimited Shares Authorized:
Class A	19,554	9,768		163	4,549
Class C	–	–		–	–
Class D	51	58		–	7
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$11.77	$11.99		$11.20	$16.65
Class C	–	–		–	–
Class D	11.81	11.51		10.69	16.45

(1)	Amount includes cost of $748 in Northern Trust Corp. held in the Equity Index Portfolio.
(2)	Amount includes value of $1,026 in Northern Trust Corp. held in the Equity Index Portfolio.
(3)	Amounts include value of securities loaned of $40,316, $11,779, $911, $37,785, $1,856, $8,655, $6,648, and $63,125, respectively.
(4)	Amount includes restricted foreign currencies of $399, which covers margin requirements for open futures contracts.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2008 (UNAUDITED)

MID CAP GROWTH PORTFOLIO	FOCUSED GROWTH PORTFOLIO	DIVERSIFIED GROWTH PORTFOLIO	EQUITY INDEX PORTFOLIO

$5,661	$91,135	$59,329	$704,468
$6,141	$100,212	$60,376	$803,243
–	–	–	–
–	–	–	–
–	1	1	18
3	125	104	1,408
–	–	–	–
115	3,634	1,497	–
–	–	–	25
–	177	29	62
11	9	10	23
–	–	–	–
4	5	14	12
6,274	104,163	62,031	804,791

–	4	66	24
–	–	–	–
1,810	6,631	6,758	63,501
146	4,278	1,369	675
–	780	16	10,035
–	–	–	–

3	58	29	63
–	8	5	63
1	–	–	21
–	1	1	8
2	2	2	6
8	10	6	90
1,970	11,772	8,252	74,486
$4,304	$92,391	$53,779	$730,305

$6,522	$108,560	$55,162	$635,587
(3)	126	286	385
(2,695)	(25,372)	(2,716)	(5,062)
480	9,077	1,047	99,395
$4,304	$92,391	$53,779	$730,305

$4,273	$92,142	$53,394	$713,480
4	133	–	13,276
27	116	385	3,549

288	6,107	7,628	47,935
–	9	–	897
2	8	58	240

$14.84	$15.09	$7.00	$14.88
14.58	14.68	–	14.80
14.34	14.36	6.64	14.77

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	INTERNATIONAL GROWTH PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY INDEX PORTFOLIO
INVESTMENT INCOME:
Dividend income	$4,284 (1)	$2,241 (2)	$5	$485
Interest income	9	30	1	26
Net income from securities loaned	48	18	2	104
Total Investment Income	4,341	2,289	8	615
EXPENSES:
Investment advisory fees	1,056	139	9	71
Co-administration fees	176	83	1	35
Custody and accounting fees	126	73	18	66
Transfer agent fees	12	6	–	4
Blue sky fees	14	14	16	14
SEC fees	1	1	1	1
Printing fees	5	5	5	5
Audit fees	2	2	2	2
Legal fees	3	2	3	3
Shareholder servicing fees	1	1	–	–
Trustee fees and expenses	4	4	4	4
Interest expense	2	3	–	–
Insurance fees	2	2	2	2
Proxy expense	3	2	2	3
Other	3	3	3	3
Total Expenses:	1,410	340	66	213
Less voluntary waivers of investment advisory fees	(117)	–	(1)	–
Less expenses reimbursed by administrator	(45)	(104)	(56)	(102)
Less custodian credits	(1)	(5)	–	–
Net Expenses	1,247	231	9	111
Net Investment Income (Loss)	3,094	2,058	(1)	504
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	131	4,588	(85)	1,665
Futures contracts	–	(689)	–	(294)
Foreign currency transactions	794	92	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(18,971)	(11,524)	(33)	(3,501)
Futures contracts	–	98	–	111
Foreign currency transactions and forward foreign currency exchange contracts	(62)	24	–	–
Translation of other assets and liabilities denominated in foreign currencies	(158)	(92)	–	–
Net Losses on Investments and Foreign Currency	(18,266)	(7,503)	(118)	(2,019)
Net Decrease in Net Assets Resulting from Operations	$(15,172)	$(5,445)	$(119)	$(1,515)

(1)	Net of $593 in non–reclaimable foreign withholding taxes.
(2)	Net of $237 in non–reclaimable foreign withholding taxes.
(3)	Amount includes dividend income from Northern Trust Corp. of $8.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

MID CAP GROWTH PORTFOLIO	FOCUSED GROWTH PORTFOLIO	DIVERSIFIED GROWTH PORTFOLIO	EQUITY INDEX PORTFOLIO

$14	$508	$502	$7,350 (3)
3	50	25	309
2	8	8	95
19	566	535	7,754

23	381	212	363
2	45	28	363
24	19	18	79
–	5	3	49
16	13	20	17
1	1	1	2
5	5	5	10
2	2	2	5
3	3	3	5
–	–	1	22
4	4	4	8
–	–	4	2
2	2	2	7
2	2	2	5
3	3	3	5
87	485	308	942
(2)	(45)	(28)	–
(63)	(54)	(60)	(141)
–	–	–	(2)
22	386	220	799
(3)	180	315	6,955

(101)	674	(1,107)	23,126
–	–	–	(2,050)
–	–	–	–

14	(3,319)	(3,390)	(65,882)
–	–	–	513
–	–	–	–
–	–	–	–
(87)	(2,645)	(4,497)	(44,293)
$(90)	$(2,465)	$(4,182)	$(37,338)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	INTERNATIONAL GROWTH PORTFOLIO		INTERNATIONAL EQUITY INDEX PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO
Amounts in thousands	2008	2007	2008	2007	2008	2007
OPERATIONS:
Net investment income (loss)	$3,094	$2,917	$2,058	$3,492	$(1)	$(10)
Net realized gains (losses)	925	38,463	3,991	22,451	(85)	308
Net change in unrealized appreciation (depreciation)	(19,191)	3,244	(11,494)	(6,642)	(33)	(29)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,172)	44,624	(5,445)	19,301	(119)	269
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	28,050	10,556	13,252	3,450	(229)	(652)
Net increase (decrease) in net assets resulting from Class C share transactions	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from Class D share transactions	71	25	171	537	(4)	(9)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	28,121	10,581	13,423	3,987	(233)	(661)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(3,394)	(2,081)	(4,280)	(3,448)	–	–
From net realized gains	(37,819)	(6,355)	(21,100)	(12,460)	–	–
Total Distributions to Class A shareholders	(41,213)	(8,436)	(25,380)	(15,908)	–	–
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions to Class C shareholders	–	–	–	–	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(6)	(3)	(20)	(2)	–	–
From net realized gains	(98)	(17)	(107)	(10)	–	–
Total Distributions to Class D shareholders	(104)	(20)	(127)	(12)	–	–
Total Increase (Decrease) in Net Assets	(28,368)	46,749	(17,529)	7,368	(352)	(392)
NET ASSETS:
Beginning of period	259,033	212,284	135,270	127,902	2,179	2,571
End of period	$230,665	$259,033	$117,741	$135,270	$1,827	$2,179
Undistributed Net Investment Income (Loss)	$3,060	$3,366	$1,550	$3,792	$(1)	$–

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2007

SMALL COMPANY INDEX PORTFOLIO		MID CAP GROWTH PORTFOLIO		FOCUSED GROWTH PORTFOLIO		DIVERSIFIED GROWTH PORTFOLIO		EQUITY INDEX PORTFOLIO
2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

$504	$951	$(3)	$(6)	$180	$529	$315	$563	$6,955	$12,820
1,371	13,420	(101)	1,270	674	10,957	(1,107)	2,868	21,076	82,210
(3,390)	(12,894)	14	(85)	(3,319)	3,058	(3,390)	(421)	(65,369)	(35,610)
(1,515)	1,477	(90)	1,179	(2,465)	14,544	(4,182)	3,010	(37,338)	59,420

(5,164)	(19,786)	(1,345)	(2,068)	(2,352)	(11,547)	2,066	17,643	61,322	27,196
–	–	(44)	20	12	15	–	–	(8,407)	(1,613)
(55)	(53)	(8)	(11)	(13)	(25)	2	243	(104)	(375)

(5,219)	(19,839)	(1,397)	(2,059)	(2,353)	(11,557)	2,068	17,886	52,811	25,208

(998)	(752)	–	(10)	(549)	(500)	(548)	(376)	(6,688)	(12,572)
–	–	–	–	–	–	(3,844)	(2,872)	(67,103)	(35,070)
(998)	(752)	–	(10)	(549)	(500)	(4,392)	(3,248)	(73,791)	(47,642)

–	–	–	–	(1)	–	–	–	(198)	(388)
–	–	–	–	–	–	–	–	(2,235)	(1,297)
–	–	–	–	(1)	–	–	–	(2,433)	(1,685)

(2)	(1)	–	–	–	–	(2)	(3)	(29)	(59)
–	–	–	–	–	–	(30)	(28)	(384)	(224)
(2)	(1)	–	–	–	–	(32)	(31)	(413)	(283)
(7,734)	(19,115)	(1,487)	(890)	(5,368)	2,487	(6,538)	17,617	(61,164)	35,018

83,612	102,727	5,791	6,681	97,759	95,272	60,317	42,700	791,469	756,451
$75,878	$83,612	$4,304	$5,791	$92,391	$97,759	$53,779	$60,317	$730,305	$791,469
$438	$934	$(3)	$–	$126	$496	$286	$521	$385	$345

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH PORTFOLIO	CLASS A
Selected per share data	2008	2007	2006	2005		2004	2003(5)
Net Asset Value, Beginning of Period	$15.02	$12.91	$10.31	$9.44		$7.78	$6.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.17	0.15	0.16		0.08	0.07
Net realized and unrealized gains (losses)	(1.01)	2.46	2.58	0.82		1.63	1.43
Total from Investment Operations	(0.85)	2.63	2.73	0.98		1.71	1.50
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.20)	(0.13)	(0.13)	(0.11)		(0.05)	(0.05)
From net realized gains	(2.20)	(0.39)	–	–		–	–
Total Distributions Paid	(2.40)	(0.52)	(0.13)	(0.11)		(0.05)	(0.05)
Net Asset Value, End of Period	$11.77	$15.02	$12.91	$10.31		$9.44	$7.78
Total Return(2)	(5.98)%	21.00%	26.70%	10.54%		22.14%	24.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$230,068	$258,359	$211,732	$169,921		$162,643	$134,636
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.06%	1.06%	1.06%	1.07	%(4)	1.06%	1.06%
Expenses, before waivers, reimbursements and credits	1.20%	1.19%	1.20%	1.21%		1.21%	1.21%
Net investment income, net of waivers, reimbursements and credits	2.64%	1.23%	1.32%	1.57%		0.92%	1.01%
Net investment income, before waivers, reimbursements and credits	2.50%	1.10%	1.18%	1.43%		0.77%	0.86%
Portfolio Turnover Rate	43.32%	87.63%	94.13%	85.60%		93.81%	87.13%

	CLASS D
Selected per share data	2008	2007	2006	2005		2004	2003(5)
Net Asset Value, Beginning of Period	$15.02	$12.92	$10.32	$9.43		$7.77	$6.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.11	0.12	0.09		0.07	0.01
Net realized and unrealized gains (losses)	(0.97)	2.46	2.57	0.87		1.60	1.47
Total from Investment Operations	(0.87)	2.57	2.69	0.96		1.67	1.48
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.14)	(0.08)	(0.09)	(0.07)		(0.01)	(0.01)
From net realized gains	(2.20)	(0.39)	–	–		–	–
Total Distributions Paid	(2.34)	(0.47)	(0.09)	(0.07)		(0.01)	(0.01)
Net Asset Value, End of Period	$11.81	$15.02	$12.92	$10.32		$9.43	$7.77
Total Return(2)	(6.12)%	20.46%	26.21%	10.22%		21.48%	23.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$597	$674	$552	$481		$379	$303
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.45%	1.45%	1.45%	1.46	%(4)	1.45%	1.45%
Expenses, before waivers, reimbursements and credits	1.59%	1.58%	1.59%	1.60%		1.60%	1.60%
Net investment income, net of waivers, reimbursements and credits	2.25%	0.84%	0.93%	1.18%		0.53%	0.62%
Net investment income, before waivers, reimbursements and credits	2.11%	0.71%	0.79%	1.04%		0.38%	0.47%
Portfolio Turnover Rate	43.32%	87.63%	94.13%	85.60%		93.81%	87.13%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the period would have been 1.06% and 1.45% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowing against a line of credit.
(5)	Net investment income for the year ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

INTERNATIONAL EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2008(4)		2007(4)	2006	2005(4)		2004(4)	2003
Net Asset Value, Beginning of Period	$15.73		$15.54	$12.61	$11.41		$9.48	$7.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22		0.36	0.33	0.27		0.28	0.24
Net realized and unrealized gains (losses)	(1.03)		1.94	3.14	1.13		2.01	1.60
Total from Investment Operations	(0.81)		2.30	3.47	1.40		2.29	1.84
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.49)		(0.46)	(0.24)	(0.20)		(0.36)	(0.13)
From net realized gains	(2.44)		(1.65)	(0.30)	–		–	–
Total Distributions Paid	(2.93)		(2.11)	(0.54)	(0.20)		(0.36)	(0.13)
Net Asset Value, End of Period	$11.99		$15.73	$15.54	$12.61		$11.41	$9.48
Total Return(2)	(5.27)%		16.74%	28.52%	12.45%		24.96%	24.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$117,070		$134,611	$127,809	$115,608		$78,968	$59,240
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.42	%(5)(6)	0.41%	0.41%	0.46	%(7)	0.51%	0.51%
Expenses, before waivers, reimbursements and credits	0.61%		0.57%	0.58%	0.65%		0.73%	0.70%
Net investment income, net of waivers, reimbursements and credits	3.70%		2.42%	2.43%	2.29%		1.92%	2.14%
Net investment income, before waivers, reimbursements and credits	3.51%		2.26%	2.26%	2.10%		1.70%	1.95%
Portfolio Turnover Rate	28.53%		73.12%	68.17%	110.54%		9.80%	54.71%

	CLASS D
Selected per share data	2008(4)		2007(4)	2006	2005(4)		2004(4)	2003
Net Asset Value, Beginning of Period	$15.22		$15.09	$12.26	$11.12		$9.26	$7.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.24	0.30	0.18		0.24	0.12
Net realized and unrealized gains (losses)	(1.00)		1.94	3.02	1.12		1.95	1.60
Total from Investment Operations	(0.80)		2.18	3.32	1.30		2.19	1.72
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.47)		(0.40)	(0.19)	(0.16)		(0.33)	(0.12)
From net realized gains	(2.44)		(1.65)	(0.30)	–		–	–
Total Distributions Paid	(2.91)		(2.05)	(0.49)	(0.16)		(0.33)	(0.12)
Net Asset Value, End of Period	$11.51		$15.22	$15.09	$12.26		$11.12	$9.26
Total Return(2)	(5.47)%		16.40%	28.03%	11.85%		24.38%	22.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$671		$659	$93	$73		$136	$84
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.81	%(5)(6)	0.80%	0.80%	0.85	%(7)	0.90%	0.90%
Expenses, before waivers, reimbursements and credits	1.00%		0.96%	0.97%	1.04%		1.12%	1.09%
Net investment income, net of waivers, reimbursements and credits	3.31%		2.03%	2.04%	1.90%		1.53%	1.75%
Net investment income, before waivers, reimbursements and credits	3.12%		1.87%	1.87%	1.71%		1.31%	1.56%
Portfolio Turnover Rate	28.53%		73.12%	68.17%	110.54%		9.80%	54.71%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended were calculated using the average shares outstanding method.
(5)	Expense ratios, net of waivers, reimbursements and credits, for the period would have been 0.41% and 0.80% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.
(6)	The net expense ratio includes custodian credits of approximately $5,000, which represents 0.01% of average net assets for the six months ended May 31, 2008. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(7)	Effective 3/1/05, the expense cap decreased from 0.51% to 0.41% and from 0.90% to 0.80% for Class A and Class D, respectively. Expense ratios, net of waivers, reimbursements and credits, for the year would have been 0.44% and 0.83% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

SMALL COMPANY GROWTH PORTFOLIO	CLASS A
Selected per share data	2008(3)		2007(3)		2006		2005(3)		2004(3)		2003
Net Asset Value, Beginning of Period	$11.81		$10.60		$9.13		$8.15		$8.17		$6.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	–		(0.04)		(0.01)		(0.05)		(0.05)		(0.05)
Net realized and unrealized gains (losses)	(0.61)		1.25		1.48		1.03		0.03		2.03
Total from Investment Operations	(0.61)		1.21		1.47		0.98		(0.02)		1.98
Net Asset Value, End of Period	$11.20		$11.81		$10.60		$9.13		$8.15		$8.17
Total Return(1)	(5.17)%		11.42%		16.10%		12.02%		(0.25)%		31.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,822		$2,168		$2,553		$7,200		$10,785		$33,608
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.92	%(4)	0.92	%(4)	0.92	%(4)	0.92	%(4)	0.92	%(4)	0.91%
Expenses, before waivers, reimbursements and credits	7.30%		5.48%		3.21%		2.12%		1.57%		1.35%
Net investment loss, net of waivers, reimbursements and credits	(0.06)%		(0.40)%		(0.06)%		(0.54)%		(0.34)%		(0.61)%
Net investment loss, before waivers, reimbursements and credits	(6.44)%		(4.96)%		(2.35)%		(1.74)%		(0.99)%		(1.05)%
Portfolio Turnover Rate	134.93%		171.19%		275.73%		85.43%		286.92%		263.21%

	CLASS D
Selected per share data	2008(3)		2007(3)		2006		2005(3)		2004(3)		2003
Net Asset Value, Beginning of Period	$11.54		$10.40		$9.00		$8.06		$8.11		$6.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)		(0.11)		(0.06)		(0.08)		(0.07)		(0.07)
Net realized and unrealized gains (losses)	(0.83)		1.25		1.46		1.02		0.02		2.01
Total from Investment Operations	(0.85)		1.14		1.40		0.94		(0.05)		1.94
Net Asset Value, End of Period	$10.69		$11.54		$10.40		$9.00		$8.06		$8.11
Total Return(1)	(7.37)%		10.96%		15.56%		11.66%		(0.62)%		31.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5		$11		$18		$20		$26		$56
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.31	%(4)	1.31	%(4)	1.31	%(4)	1.31	%(4)	1.31	%(4)	1.30%
Expenses, before waivers, reimbursements and credits	7.69%		5.87%		3.60%		2.51%		1.96%		1.74%
Net investment loss, net of waivers, reimbursements and credits	(0.45)%		(0.79)%		(0.45)%		(0.93)%		(0.73)%		(1.00)%
Net investment loss, before waivers, reimbursements and credits	(6.83)%		(5.35)%		(2.74)%		(2.13)%		(1.38)%		(1.44)%
Portfolio Turnover Rate	134.93%		171.19%		275.73%		85.43%		286.92%		263.21%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended were calculated using the average shares outstanding method.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.91% and 1.30% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

SMALL COMPANY INDEX PORTFOLIO	CLASS A
Selected per share data	2008	2007	2006	2005	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$17.20	$17.52	$15.12	$14.08	$12.17	$9.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.20	0.16	0.18	0.12	0.10
Net realized and unrealized gains (losses)	(0.46)	(0.39)	2.41	0.95	1.95	3.12
Total from Investment Operations	(0.33)	(0.19)	2.57	1.13	2.07	3.22
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.13)	(0.17)	(0.09)	(0.16)	(0.09)
Total Distributions Paid	(0.22)	(0.13)	(0.17)	(0.09)	(0.16)	(0.09)
Net Asset Value, End of Period	$16.65	$17.20	$17.52	$15.12	$14.08	$12.17
Total Return(1)	(1.92)%	(1.05)%	17.12%	8.08%	17.23%	36.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$75,754	$83,426	$102,484	$73,416	$77,506	$74,400
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Expenses, before waivers, reimbursements and credits	0.60%	0.54%	0.53%	0.55%	0.59%	0.64%
Net investment income, net of waivers, reimbursements and credits	1.42%	1.36%	1.19%	1.11%	0.96%	1.12%
Net investment income, before waivers, reimbursements and credits	1.13%	1.13%	0.97%	0.87%	0.68%	0.79%
Portfolio Turnover Rate	19.52%	37.40%	45.99%	33.95%	23.36%	24.61%

	CLASS D
Selected per share data	2008	2007	2006	2005	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$16.95	$17.25	$14.89	$13.87	$11.98	$8.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.12	0.08	0.10	0.07	0.06
Net realized and unrealized gains (losses)	(0.40)	(0.37)	2.39	0.97	1.95	3.07
Total from Investment Operations	(0.35)	(0.25)	2.47	1.07	2.02	3.13
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.05)	(0.11)	(0.05)	(0.13)	(0.07)
Total Distributions Paid	(0.15)	(0.05)	(0.11)	(0.05)	(0.13)	(0.07)
Net Asset Value, End of Period	$16.45	$16.95	$17.25	$14.89	$13.87	$11.98
Total Return(1)	(2.11)%	(1.41)%	16.66%	7.71%	17.00%	35.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$124	$186	$243	$373	$314	$135
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, before waivers, reimbursements and credits	0.99%	0.93%	0.92%	0.94%	0.98%	1.03%
Net investment income, net of waivers, reimbursements and credits	1.03%	0.97%	0.80%	0.72%	0.57%	0.73%
Net investment income, before waivers, reimbursements and credits	0.74%	0.74%	0.58%	0.48%	0.29%	0.40%
Portfolio Turnover Rate	19.52%	37.40%	45.99%	33.95%	23.36%	24.61%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

MID CAP GROWTH PORTFOLIO	CLASS A
Selected per share data	2008(3)		2007(3)		2006(3)	2005(3)		2004(3)	2003(3)
Net Asset Value, Beginning of Period	$14.89		$12.26		$11.54	$10.41		$9.96	$7.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)		(0.01)		0.01	(0.06)		(0.05)	(0.05)
Net realized and unrealized gains (losses)	(0.04)		2.66		0.71	1.19		0.50	2.07
Total from Investment Operations	(0.05)		2.65		0.72	1.13		0.45	2.02
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		–	–		–	–
Total Distributions Paid	–		(0.02)		–	–		–	–
Net Asset Value, End of Period	$14.84		$14.89		$12.26	$11.54		$10.41	$9.96
Total Return(1)	(0.34)%		21.63%		6.24%	10.85%		4.52%	25.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,273		$5,704		$6,616	$16,998		$24,204	$27,536
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.92	%(4)	0.92	%(4)	0.91%	0.92	%(4)	0.91%	0.91%
Expenses, before waivers, reimbursements and credits	3.63%		2.78%		1.68%	1.39%		1.36%	1.30%
Net investment income (loss), net of waivers, reimbursements and credits	(0.13)%		(0.10)%		0.12%	(0.41)%		(0.54)%	(0.57)%
Net investment loss, before waivers, reimbursements and credits	(2.84)%		(1.96)%		(0.65)%	(0.88)%		(0.99)%	(0.96)%
Portfolio Turnover Rate	176.07%		248.47%		178.56%	98.76%		150.69%	236.64%

	CLASS C
Selected per share data	2008(3)		2007(3)		2006(3)	2005(3)		2004(3)	2003(3)
Net Asset Value, Beginning of Period	$14.63		$12.08		$11.41	$10.32		$9.90	$7.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)		(0.05)		(0.01)	(0.06)		(0.08)	(0.07)
Net realized and unrealized gains (losses)	(0.01)		2.62		0.68	1.15		0.50	2.07
Total from Investment Operations	(0.05)		2.57		0.67	1.09		0.42	2.00
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		–	–		–	–
Total Distributions Paid	–		(0.02)		–	–		–	–
Net Asset Value, End of Period	$14.58		$14.63		$12.08	$11.41		$10.32	$9.90
Total Return(1)	(0.34)%		21.30%		5.87%	10.56%		4.24%	25.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4		$51		$25	$5,300		$4,083	$3,186
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.16	%(4)	1.16	%(4)	1.15%	1.16	%(4)	1.15%	1.15%
Expenses, before waivers, reimbursements and credits	3.87%		3.02%		1.92%	1.63%		1.60%	1.54%
Net investment loss, net of waivers, reimbursements and credits	(0.37)%		(0.34)%		(0.12)%	(0.65)%		(0.78)%	(0.81)%
Net investment loss, before waivers, reimbursements and credits	(3.08)%		(2.20)%		(0.89)%	(1.12)%		(1.23)%	(1.20)%
Portfolio Turnover Rate	176.07%		248.47%		178.56%	98.76%		150.69%	236.64%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended were calculated using the average shares outstanding method.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MID CAP GROWTH PORTFOLIO	CLASS D
Selected per share data	2008(3)		2007(3)		2006(3)	2005(3)		2004(3)	2003(3)
Net Asset Value, Beginning of Period	$14.47		$11.97		$11.32	$10.25		$9.85	$7.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)		(0.06)		(0.04)	(0.10)		(0.09)	(0.08)
Net realized and unrealized gains (losses)	(0.09)		2.58		0.69	1.17		0.49	2.05
Total from Investment Operations	(0.13)		2.52		0.65	1.07		0.40	1.97
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		–	–		–	–
Total Distributions Paid	–		(0.02)		–	–		–	–
Net Asset Value, End of Period	$14.34		$14.47		$11.97	$11.32		$10.25	$9.85
Total Return(1)	(0.97)%		21.15%		5.74%	10.44%		4.06%	25.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$27		$36		$40	$144		$443	$264
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.31	%(4)	1.31	%(4)	1.30%	1.31	%(4)	1.30%	1.30%
Expenses, before waivers, reimbursements and credits	4.02%		3.17%		2.07%	1.78%		1.75%	1.69%
Net investment loss, net of waivers, reimbursements and credits	(0.52)%		(0.49)%		(0.27)%	(0.80)%		(0.93)%	(0.96)%
Net investment loss, before waivers, reimbursements and credits	(3.23)%		(2.35)%		(1.04)%	(1.27)%		(1.38)%	(1.35)%
Portfolio Turnover Rate	176.07%		248.47%		178.56%	98.76%		150.69%	236.64%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended were calculated using the average shares outstanding method.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

FOCUSED GROWTH PORTFOLIO	CLASS A
Selected per share data	2008(3)	2007(3)	2006	2005(3)	2004	2003(3)
Net Asset Value, Beginning of Period	$15.53	$13.33	$12.46	$11.67	$11.23	$10.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.08	0.07	0.04	0.06	–
Net realized and unrealized gains (losses)	(0.38)	2.19	0.84	0.81	0.38	0.97
Total from Investment Operations	(0.35)	2.27	0.91	0.85	0.44	0.97
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)	(0.07)	(0.04)	(0.06)	–	–
Total Distributions Paid	(0.09)	(0.07)	(0.04)	(0.06)	–	–
Net Asset Value, End of Period	$15.09	$15.53	$13.33	$12.46	$11.67	$11.23
Total Return(1)	(2.28)%	17.12%	7.29%	7.35%	3.92%	9.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$92,142	$97,501	$95,041	$150,994	$183,444	$210,064
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Expenses, before waivers, reimbursements and credits	1.08%	1.06%	1.06%	1.01%	1.01%	1.00%
Net investment income (loss), net of waivers, reimbursements and credits	0.40%	0.57%	0.48%	0.26%	0.52%	(0.03)%
Net investment income (loss), before waivers reimbursements and credits	0.18%	0.37%	0.28%	0.11%	0.37%	(0.17)%
Portfolio Turnover Rate	130.15%	146.66%	151.02%	178.43%	189.01%	202.69%

	CLASS C
Selected per share data	2008(3)	2007(3)	2006	2005(3)	2004	2003(3)
Net Asset Value, Beginning of Period	$15.10	$12.98	$12.23	$11.45	$11.05	$10.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	0.01	(0.07)	–	0.03	–
Net realized and unrealized gains (losses)	(0.37)	2.16	0.86	0.82	0.37	0.93
Total from Investment Operations	(0.36)	2.17	0.79	0.82	0.40	0.93
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.05)	(0.04)	(0.04)	–	–
Total Distributions Paid	(0.06)	(0.05)	(0.04)	(0.04)	–	–
Net Asset Value, End of Period	$14.68	$15.10	$12.98	$12.23	$11.45	$11.05
Total Return(1)	(2.41)%	16.78%	6.44%	7.16%	3.62%	9.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$133	$125	$92	$7,779	$15,926	$16,153
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers, reimbursements and credits	1.32%	1.30%	1.30%	1.25%	1.25%	1.24%
Net investment income (loss), net of waivers, reimbursements and credits	0.16%	0.33%	0.24%	0.02%	0.28%	(0.27)%
Net investment income (loss), before waivers, reimbursements and credits	(0.06)%	0.13%	0.04%	(0.13)%	0.13%	(0.41)%
Portfolio Turnover Rate	130.15%	146.66%	151.02%	178.43%	189.01%	202.69%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

FOCUSED GROWTH PORTFOLIO	CLASS D
Selected per share data	2008(3)	2007(3)	2006	2005(3)	2004	2003(3)
Net Asset Value, Beginning of Period	$14.76	$12.68	$11.90	$11.15	$10.78	$9.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	–	(0.05)	(0.08)	(0.02)	0.01	(0.01)
Net realized and unrealized gains (losses)	(0.37)	2.14	0.90	0.79	0.36	0.90
Total from Investment Operations	(0.37)	2.09	0.82	0.77	0.37	0.89
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.01)	(0.04)	(0.02)	–	–
Total Distributions Paid	(0.03)	(0.01)	(0.04)	(0.02)	–	–
Net Asset Value, End of Period	$14.36	$14.76	$12.68	$11.90	$11.15	$10.78
Total Return(1)	(2.54)%	16.51%	6.87%	6.95%	3.43%	9.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$116	$133	$139	$231	$1,362	$1,800
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.47%	1.45%	1.45%	1.40%	1.40%	1.39%
Net investment income (loss), net of waivers, reimbursements and credits	0.01%	0.18%	0.09%	(0.13)%	0.13%	(0.42)%
Net investment loss, before waivers, reimbursements and credits	(0.21)%	(0.02)%	(0.11)%	(0.28)%	(0.02)%	(0.56)%
Portfolio Turnover Rate	130.15%	146.66%	151.02%	178.43%	189.01%	202.69%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

DIVERSIFIED GROWTH PORTFOLIO	CLASS A
Selected per share data	2008		2007(4)	2006(4)	2005(4)		2004		2003
Net Asset Value, Beginning of Period	$8.02		$8.09	$8.30	$7.58		$7.09		$6.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.09	0.07	0.05		0.06		0.04
Net realized and unrealized gains (losses)	(0.49)		0.44	0.57	0.73		0.47		0.91
Total from Investment Operations	(0.45)		0.53	0.64	0.78		0.53		0.95
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.07)	(0.06)	(0.06)		(0.04)		(0.03)
From net realized gains	(0.50)		(0.53)	(0.79)	–		–		–
Total Distributions Paid	(0.57)		(0.60)	(0.85)	(0.06)		(0.04)		(0.03)
Net Asset Value, End of Period	$7.00		$8.02	$8.09	$8.30		$7.58		$7.09
Total Return(1)	(5.81)%		6.90%	8.36%	10.33%		7.47%		15.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$53,394		$59,875	$42,505	$38,154		$44,967		$59,580
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.77	%(3)	0.76%	0.76%	0.77	%(3)	0.77	%(3)	0.76%
Expenses, before waivers, reimbursements and credits	1.09%		1.07%	1.15%	1.08%		1.03%		0.97%
Net investment income, net of waivers , reimbursements and credits	1.12%		1.09%	0.96%	0.64%		0.64%		0.53%
Net investment income, before waivers, reimbursements and credits	0.80%		0.78%	0.57%	0.33%		0.38%		0.32%
Portfolio Turnover Rate	55.94%		89.01%	123.43%	49.34%		102.83%		104.96%

	CLASS D
Selected per share data	2008		2007(4)	2006(4)	2005(4)		2004		2003
Net Asset Value, Beginning of Period	$7.62		$7.73	$7.95	$7.27		$6.81		$5.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.05	0.04	0.01		0.04		–
Net realized and unrealized gains (losses)	(0.46)		0.43	0.54	0.70		0.43		0.89
Total from Investment Operations	(0.44)		0.48	0.58	0.71		0.47		0.89
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.06)	(0.01)	(0.03)		(0.01)		(0.01)
From net realized gains	(0.50)		(0.53)	(0.79)	–		–		–
Total Distributions Paid	(0.54)		(0.59)	(0.80)	(0.03)		(0.01)		(0.01)
Net Asset Value, End of Period	$6.64		$7.62	$7.73	$7.95		$7.27		$6.81
Total Return(1)	(6.17)%		6.50%	7.87%	9.82%		6.99%		15.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$385		$442	$195	$136		$524		$448
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.16	%(3)	1.15%	1.15%	1.16	%(3)	1.16	%(3)	1.15%
Expenses, before waivers, reimbursements and credits	1.48%		1.46%	1.54%	1.47%		1.42%		1.36%
Net investment income, net of waivers, reimbursements and credits	0.73%		0.70%	0.57%	0.25%		0.25%		0.14%
Net investment income (loss), before waivers, reimbursements and credits	0.41%		0.39%	0.18%	(0.06)%		(0.01)%		(0.07)%
Portfolio Turnover Rate	55.94%		89.01%	123.43%	49.34%		102.83%		104.96%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.
(4)	Net investment income for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2008(3)	2007	2006(3)	2005(3)	2004	2003(3)
Net Asset Value, Beginning of Period	$17.29	$17.17	$15.89	$15.11	$13.66	$12.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.29	0.27	0.26	0.26	0.19
Net realized and unrealized gains (losses)	(0.89)	0.95	1.87	0.97	1.46	1.57
Total from Investment Operations	(0.75)	1.24	2.14	1.23	1.72	1.76
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.29)	(0.28)	(0.25)	(0.26)	(0.24)
From net realized gains	(1.52)	(0.83)	(0.58)	(0.20)	(0.01)	(0.22)
Total Distributions Paid	(1.66)	(1.12)	(0.86)	(0.45)	(0.27)	(0.46)
Net Asset Value, End of Period	$14.88	$17.29	$17.17	$15.89	$15.11	$13.66
Total Return(1)	(4.60)%	7.59%	14.03%	8.28%	12.66%	14.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$713,480	$761,863	$725,157	$746,734	$693,670	$637,603
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Expenses, before waivers, reimbursements and credits	0.25%	0.25%	0.28%	0.34%	0.34%	0.35%
Net investment income, net of waivers, reimbursements and credits	1.93%	1.74%	1.72%	1.70%	1.82%	1.59%
Net investment income, before waivers, reimbursements and credits	1.89%	1.70%	1.65%	1.57%	1.69%	1.45%
Portfolio Turnover Rate	10.15%	43.91%	17.12%	18.74%	11.93%	16.04%

	CLASS C
Selected per share data	2008(3)	2007	2006(3)	2005(3)	2004	2003(3)
Net Asset Value, Beginning of Period	$17.21	$17.09	$15.82	$15.05	$13.60	$12.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.23	0.24	0.22	0.24	0.16
Net realized and unrealized gains (losses)	(0.89)	0.97	1.85	0.97	1.44	1.56
Total from Investment Operations	(0.76)	1.20	2.09	1.19	1.68	1.72
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.25)	(0.24)	(0.22)	(0.22)	(0.21)
From net realized gains	(1.52)	(0.83)	(0.58)	(0.20)	(0.01)	(0.22)
Total Distributions Paid	(1.65)	(1.08)	(0.82)	(0.42)	(0.23)	(0.43)
Net Asset Value, End of Period	$14.80	$17.21	$17.09	$15.82	$15.05	$13.60
Total Return(1)	(4.72)%	7.36%	13.76%	8.00%	12.36%	14.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,276	$25,323	$26,677	$24,892	$38,536	$27,885
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before waivers, reimbursements and credits	0.49%	0.49%	0.52%	0.58%	0.58%	0.59%
Net investment income, net of waivers, reimbursements and credits	1.69%	1.50%	1.48%	1.46%	1.58%	1.35%
Net investment income, before waivers, reimbursements and credits	1.65%	1.46%	1.41%	1.33%	1.45%	1.21%
Portfolio Turnover Rate	10.15%	43.91%	17.12%	18.74%	11.93%	16.04%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO	CLASS D
Selected per share data	2008(3)	2007	2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$17.18	$17.06	$15.79	$15.02	$13.59	$12.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.19	0.21	0.20	0.21	0.15
Net realized and unrealized gains (losses)	(0.89)	0.99	1.85	0.96	1.44	1.55
Total from Investment Operations	(0.78)	1.18	2.06	1.16	1.65	1.70
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.23)	(0.21)	(0.19)	(0.21)	(0.19)
From net realized gains	(1.52)	(0.83)	(0.58)	(0.20)	(0.01)	(0.22)
Total Distributions Paid	(1.63)	(1.06)	(0.79)	(0.39)	(0.22)	(0.41)
Net Asset Value, End of Period	$14.77	$17.18	$17.06	$15.79	$15.02	$13.59
Total Return(1)	(4.81)%	7.20%	13.57%	7.84%	12.16%	14.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,549	$4,283	$4,617	$10,385	$12,400	$7,569
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.64%	0.64%	0.67%	0.73%	0.73%	0.74%
Net investment income, net of waivers, reimbursements and credits	1.54%	1.35%	1.33%	1.31%	1.43%	1.20%
Net investment income, before waivers, reimbursements and credits	1.50%	1.31%	1.26%	1.18%	1.30%	1.06%
Portfolio Turnover Rate	10.15%	43.91%	17.12%	18.74%	11.93%	16.04%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%
Australia – 2.3%
Cochlear Ltd. †	28,566	$1,480
Telstra Corp. Ltd.	869,274	3,947
		5,427
Canada – 1.5%
Bombardier, Inc., Class B *	429,100	3,407
China – 1.7%
Bank of China Ltd., Class H †	7,835,000	4,003
Finland – 2.3%
Stora Enso OYJ, Class R †	153,026	1,859
UPM-Kymmene OYJ †	176,902	3,439
		5,298
France – 10.4%
Accor S.A. †	48,958	3,745
Cap Gemini S.A. †	69,859	4,754
LVMH Moet Hennessy Louis Vuitton S.A.	33,715	3,954
Societe General N.V. *	5,676	581
Societe Generale †	35,488	3,687
Thales S.A.	62,966	3,937
Total S.A.	38,598	3,367
		24,025
Germany – 13.4%
Allianz S.E. (Registered) †	23,483	4,440
Deutsche Bank A.G. (Registered) †	39,409	4,209
Deutsche Telekom A.G. (Registered)	244,197	4,085
E.ON A.G.	20,176	4,289
Linde A.G. †	24,705	3,713
Merck KGaA †	26,699	3,753
Metro A.G. †	21,402	1,574
SAP A.G. †	85,863	4,741
		30,804
Greece – 0.9%
National Bank of Greece S.A.	35,267	1,999
Italy – 4.2%
ENI S.p.A.	90,767	3,701
Lottomatica S.p.A. †	51,978	1,482
UniCredito Italiano S.p.A.	637,659	4,450
		9,633
Japan – 18.2%
Chiyoda Corp.	169,000	1,809
Daikin Industries Ltd.	41,400	2,136
East Japan Railway Co.	481	3,716
Kawasaki Heavy Industries Ltd.	1,488,000	4,601
Kirin Brewery Co. Ltd.	188,000	3,112

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 18.2% – continued
Kubota Corp.	502,000	$4,071
Mitsubishi Estate Co. Ltd.	141,000	3,798
Shin-Etsu Chemical Co. Ltd.	49,600	3,140
Shiseido Co. Ltd.	144,000	3,531
Sony Corp.	90,100	4,532
Sumitomo Metal Mining Co. Ltd.	114,000	1,926
Toyota Motor Corp.	108,700	5,543
		41,915
Netherlands – 5.0%
Qiagen N.V. *†	190,970	3,788
Royal Dutch Shell PLC, Class B	186,358	7,767
		11,555
Singapore – 1.6%
CapitaLand Ltd. †	778,000	3,742
Spain – 4.4%
Banco Santander Central Hispano S.A.	223,407	4,652
Telefonica S.A.	189,297	5,438
		10,090
Sweden – 0.7%
Autoliv, Inc. SDR †	30,136	1,639
Switzerland – 11.4%
ABB Ltd. (Registered) *	100,090	3,256
Julius Baer Holding A.G. (Registered)	45,821	3,749
Nestle S.A. (Registered)	10,625	5,226
Roche Holding A.G. (Genusschein)	30,122	5,192
Swiss Life Holding (Registered) *	7,874	2,217
Syngenta A.G. (Registered)	13,529	4,134
Xstrata PLC	32,954	2,603
		26,377
United Kingdom – 18.9%
Autonomy Corp. PLC *	119,306	2,102
BAE Systems PLC	407,365	3,656
Barclays PLC	216,543	1,608
BHP Billiton PLC	106,058	4,019
BP PLC	291,590	3,519
British Energy Group PLC	134,680	1,957
Diageo PLC	200,669	3,921
ITV PLC	1,308,575	1,526
Kingfisher PLC	652,807	1,773
Lonmin PLC	28,113	1,924
Prudential PLC	303,332	3,995
Smith & Nephew PLC	152,764	1,643
Standard Chartered PLC	54,800	2,045

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
United Kingdom – 18.9% – continued
Vodafone Group PLC	1,991,135	$6,393
WPP Group PLC	292,614	3,543
		43,624
Total Common Stocks
(Cost $204,750) (1)		223,538

INVESTMENT COMPANY – 18.5%
Northern Institutional Funds – Liquid Assets Portfolio (2)(3)	42,670,742	42,671
Total Investment Company
(Cost $42,671)		42,671

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.1%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$196	196
Total Short-Term Investment
(Cost $196)		196

Total Investments – 115.5%
(Cost $247,617)		266,405
Liabilities less Other Assets – (15.5)%		(35,740)
NET ASSETS – 100.0%		$230,665

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	7.8
Energy	8.2
Financials	21.9
Health Care	7.1
Industrials	13.7
Information Technology	5.2
Materials	12.0
Telecommunication Services	8.9
Utilities	2.8
Total	100.0%

At May 31, 2008, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	38.3%
British Pound	24.1
Japanese Yen	18.7
Swiss Franc	10.6
All other currencies less than 5%	8.3
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)
Level 1	$46,078	$–
Level 2	220,327	–
Level 3	–	–
Total	$266,405	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7%
Australia – 6.4%
AGL Energy Ltd. †	3,526	$48
Alumina Ltd. †	8,979	49
Amcor Ltd.	7,167	42
AMP Ltd.	15,942	112
Aristocrat Leisure Ltd. †	2,790	20
Asciano Group †	3,825	16
ASX Ltd.	1,478	49
Australia & New Zealand Banking Group Ltd.	16,151	335
AXA Asia Pacific Holdings Ltd.	6,932	35
Babcock & Brown Ltd. †	1,852	22
Bendigo Bank Ltd. †	2,183	29
BHP Billiton Ltd.	28,239	1,191
Billabong International Ltd. †	1,509	17
BlueScope Steel Ltd. †	6,054	66
Boart Longyear Group	11,537	23
Boral Ltd. †	4,730	27
Brambles Ltd.	12,252	96
Caltex Australia Ltd. †	1,074	15
CFS Retail Property Trust †	13,825	27
CFS Retail Property Trust – New †	351	1
Coca-Cola Amatil Ltd.	4,344	34
Cochlear Ltd. †	437	23
Commonwealth Bank of Australia	11,097	449
Computershare Ltd.	4,051	37
Crown Ltd.	3,553	36
CSL Ltd.	4,692	179
CSR Ltd.	8,400	23
Dexus Property Group †	24,451	37
Fairfax Media Ltd. †	9,705	32
Fortescue Metals Group Ltd. *†	11,066	113
Foster’s Group Ltd.	16,629	88
Goodman Fielder Ltd. †	9,902	17
Goodman Group †	11,663	45
GPT Group	14,743	41
Harvey Norman Holdings Ltd. †	4,700	17
Incitec Pivot Ltd. †	395	66
Insurance Australia Group Ltd. †	13,951	54
Leighton Holdings Ltd. †	1,228	62
Lend Lease Corp. Ltd.	2,864	33
Lion Nathan Ltd.	2,500	23
Macquarie Airports	6,369	18
Macquarie Group Ltd. †	2,368	123
Macquarie Infrastructure Group †	21,114	60
Macquarie Office Trust †	16,842	16

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Australia – 6.4% – continued
Metcash Ltd. †	4,400	$17
Mirvac Group	8,427	26
National Australia Bank Ltd. †	13,946	417
Newcrest Mining Ltd. †	3,941	120
OneSteel Ltd.	6,767	47
Orica Ltd.	2,634	76
Origin Energy Ltd.	6,913	103
Oxiana Ltd. †	12,428	37
Paladin Resources Ltd. *†	3,716	21
Perpetual Ltd. †	295	15
Qantas Airways Ltd.	7,735	26
QBE Insurance Group Ltd.	7,687	180
Rio Tinto Ltd. †	2,470	327
Santos Ltd.	4,759	96
Sims Group Ltd.	1,169	42
Sonic Healthcare Ltd.	2,265	31
State George Bank Ltd. †	4,637	152
Stockland	12,526	75
Suncorp-Metway Ltd.	7,330	101
TABCORP Holdings Ltd.	4,625	50
Tatts Group Ltd. †	8,554	22
Telstra Corp. Ltd.	25,055	114
Telstra Corp. Ltd. – New *	11,825	54
Toll Holdings Ltd. †	4,388	32
Transurban Group	9,558	52
Wesfarmers Ltd.	1,001	37
Wesfarmers Ltd. – PPS †	5,443	197
Westfield Group	15,126	247
Westpac Banking Corp.	16,115	358
Woodside Petroleum Ltd.	4,174	260
Woolworths Ltd.	10,499	278
WorleyParsons Ltd.	1,330	47
Zinifex Ltd.	3,872	35
		7,538
Austria – 0.6%
Andritz A.G.	360	24
Erste Bank der Oesterreichischen Sparkassen A.G. †	1,656	127
Immoeast Immobilien Anlagen A.G. *	3,310	33
Immofinanz Immobilien Anlagen A.G.	3,559	42
Meinl European Land Ltd. A.G. *	2,380	31
Oesterreichische Elektrizitaetswirtschafts A.G. (Verbund), Class A	530	45
OMV A.G.	1,410	116

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Austria – 0.6% – continued
Raiffeisen International Bank Holding A.G.	430	$64
Strabag SE *	410	32
Telekom Austria A.G. †	2,906	69
Voestalpine A.G.	972	81
Wiener Staedtische Versicherung A.G. †	300	23
Wienerberger A.G.	577	31
		718
Belgium – 1.1%
Belgacom S.A.	1,454	68
Colruyt S.A.	132	33
Delhaize Group	869	66
Dexia †	4,421	104
Fortis	17,683	433
Fortis (Strip VVPR) *	6,564	—
Groupe Bruxelles Lambert S.A.	649	87
InBev N.V. †	1,615	125
KBC Ancora	236	23
KBC Groep N.V.	1,396	172
Mobistar S.A.	217	18
Nationale A Portefeuille	300	24
Solvay S.A., Class A †	505	72
UCB S.A.	875	35
Umicore	985	54
		1,314
Denmark – 1.0%
A P Moller – Maersk A/S, Class A	5	62
A.P. Moller – Maersk A/S, Class B	9	112
Carlsberg A/S, Class B †	523	55
Coloplast A/S, Class B †	224	20
Danisco A/S †	335	26
Danske Bank A/S	3,969	136
DSV A/S	1,603	41
FLSmidth & Co. A/S	423	51
Jyske Bank A/S (Registered) *	468	31
Novo-Nordisk A/S, Class B	3,888	253
Novozymes A/S, Class B †	367	39
Rockwool International A/S †	61	10
Sydbank A/S †	501	22
Topdanmark A/S *†	140	24
TrygVesta A/S	211	17

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Denmark – 1.0% – continued
Vestas Wind Systems A/S *	1,623	$223
William Demant Holding A/S *†	201	15
		1,137
Finland – 1.6%
Cargotec Corp., Class B †	303	13
Elisa OYJ †	1,189	26
Fortum OYJ	4,098	198
Kesko OYJ, Class B	452	18
Kone OYJ, Class B	1,214	49
Metso OYJ †	1,014	51
Neste Oil OYJ †	1,020	34
Nokia OYJ †	33,797	963
Nokian Renkaat OYJ †	718	37
Orion OYJ, Class B †	600	13
Outokumpu OYJ †	900	40
Pohjola Bank PLC	700	14
Rautaruukki OYJ †	668	36
Sampo OYJ, Class A	4,072	118
Sanoma-WSOY OYJ †	771	20
Stora Enso OYJ (Registered)	4,620	56
UPM-Kymmene OYJ	3,996	78
Wartsila OYJ, Class B †	756	53
YIT OYJ †	1,190	35
		1,852
France – 10.4%
Accor S.A.	1,706	130
ADP †	213	24
Air France-KLM	964	26
Air Liquide †	1,925	283
Alcatel-Lucent	18,460	140
Alstom	879	222
ArcelorMittal	7,318	725
Atos Origin S.A. *†	660	39
AXA S.A.	13,060	462
BNP Paribas	6,874	712
Bouygues	1,959	160
Bureau Veritas *	301	18
Cap Gemini S.A.	1,229	84
Carrefour S.A.	5,367	376
Casino Guichard Perrachon S.A.	346	44
Christian Dior S.A.	442	53
Cie de Saint-Gobain	2,442	197
Cie Generale d’Optique Essilor International S.A. *	1,591	100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
France – 10.4% – continued
CNP Assurances †	305	$37
Compagnie Generale de Geophysique-Veritas *	178	48
Credit Agricole S.A. †	5,607	148
Dassault Systemes S.A. †	458	31
Eiffage S.A. *†	286	25
Electricite de France	1,685	183
Eramet	41	41
Eurazeo †	194	23
Eutelsat Communications *	653	20
France Telecom S.A.	15,644	478
Gaz de France S.A. †	1,541	105
Gecina S.A.	85	12
Groupe Danone	3,724	326
Hermes International †	552	91
ICADE	154	22
Imerys S.A. †	252	23
JC Decaux S.A. †	548	16
Klepierre †	572	34
L’Oreal S.A. †	2,146	261
Lafarge S.A.	1,281	232
Lagardere S.C.A.	1,088	79
Legrand S.A.	714	21
LVMH Moet Hennessy Louis Vuitton S.A.	2,130	250
M6-Metropole Television	708	16
Michelin Compagnie Generale des Establissements, Class B	1,263	113
Natixis †	3,438	52
Neopost S.A.	256	30
Neuf Cegetel	235	13
PagesJaunes Groupe S.A. †	1,084	20
Pernod-Ricard	1,382	157
Peugeot S.A.	1,196	75
PPR *	623	82
Publicis Groupe †	1,106	44
Renault S.A.	1,599	164
Safran S.A. †	1,596	35
Sanofi-Aventis	8,643	645
Schneider Electric S.A.	1,917	241
SCOR S.E.	1,190	30
SES S.A.	2,564	68
Societe BIC S.A. †	278	14
Societe General *	734	75
Societe Generale (Paris Exchange) *†	3,301	343
Societe Television Francaise 1 †	937	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
France – 10.4% – continued
Sodexho Alliance	759	$53
Suez S.A.	8,822	658
Suez S.A. (Strip VVPR) *	1,400	–
Technip S.A.	823	77
Thales S.A.	705	44
Total S.A.	18,147	1,583
Unibail-Rodamco	697	182
Valeo S.A. *†	654	26
Vallourec †	438	136
Veolia Environment	3,200	228
Vinci S.A. †	3,562	269
Vivendi	10,073	424
Wendel †	215	31
Zodiac S.A. †	413	22
		12,270
Germany – 8.3%
Adidas A.G.	1,601	113
Allianz S.E. (Registered) †	3,794	717
Arcandor A.G. *†	651	12
BASF A.G.	4,087	612
Bayer A.G.	6,447	571
Bayerische Motoren Werke A.G.	2,746	162
Beiersdorf A.G.	701	55
Bilfinger Berger A.G.	376	35
Celesio A.G.	676	29
Commerzbank A.G. †	5,432	191
Continental A.G. †	1,340	170
DaimlerChrysler A.G. (Registered)	7,695	585
Deutsche Bank A.G. (Registered) †	4,235	452
Deutsche Boerse A.G.	1,707	245
Deutsche Lufthansa A.G. (Registered)	1,821	47
Deutsche Post A.G. (Registered)	7,167	228
Deutsche Postbank A.G.	652	63
Deutsche Telekom A.G. (Registered)	24,505	410
E.ON A.G.	5,348	1,137
Fraport A.G. Frankfurt Airport Services Worldwide	278	19
Fresenius A.G.	206	19
Fresenius Medical Care A.G. & Co. KGaA	1,482	83
GEA Group A.G.	1,096	43
Hamburger Hafen *	190	16
Hannover Rueckversicherung A.G.	469	26
HeidelbergCement A.G. (VVPR) *(1)	83	–
HeidelbergCement A.G. †	198	34

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Germany – 8.3% – continued
Henkel KGaA	1,138	$51
Hochtief A.G.	334	39
Hypo Real Estate Holding †	1,378	45
Infineon Technologies A.G. *†	5,136	46
IVG Immobilien A.G.	872	21
K&S A.G.	292	137
Linde A.G.	1,132	170
MAN A.G.	902	141
Merck KGaA †	540	76
Metro A.G. †	980	72
Muenchener Rueckversicherungs A.G. (Registered)	1,776	333
Puma A.G. Rudolf Dassler Sport A.G. †	64	25
Q-Cells A.G. *†	492	60
Rheinmetall A.G.	286	23
RWE A.G.	3,755	485
Salzgitter A.G.	327	64
SAP A.G. †	7,543	416
Siemens A.G. (Registered)	7,317	830
Solarworld A.G.	680	35
ThyssenKrupp A.G.	3,134	212
TUI A.G.	1,697	45
United Internet A.G. (Registered)	960	21
Volkswagen A.G. †	1,228	338
Wacker Chemie A.G.	123	29
		9,788
Greece – 0.7%
Alpha Bank A.E.	3,569	122
Coca Cola Hellenic Bottling Co. S.A.	1,380	62
EFG Eurobank Ergasias S.A.	2,638	75
Hellenic Petroleum S.A.	1,222	20
Hellenic Telecommunications Organization S.A.	1,970	55
Marfin Investment Group S.A. *	5,160	53
National Bank of Greece S.A.	4,093	232
OPAP S.A.	2,034	80
Piraeus Bank S.A.	2,690	90
Public Power Corp. S.A.	713	27
Titan Cement Co. S.A.	469	21
		837
Hong Kong – 2.0%
ASM Pacific Technology	2,000	16
Bank of East Asia Ltd.	12,599	77
BOC Hong Kong Holdings Ltd.	29,500	75
C C Land Holdings Ltd.	9,000	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Hong Kong – 2.0% – continued
Cathay Pacific Airways Ltd.	9,000	$19
Cheung Kong Holdings Ltd.	12,000	185
Cheung Kong Infrastructure Holdings Ltd. †	4,000	16
Chinese Estates Holdings Ltd.	8,000	14
CITIC International Financial Holdings Ltd. *	16,000	12
CLP Holdings Ltd.	17,194	155
Esprit Holdings Ltd	8,000	94
Foxconn International Holdings Ltd. *†	17,000	23
Hang Lung Group Ltd.	7,000	36
Hang Lung Properties Ltd.	17,000	65
Hang Seng Bank Ltd.	6,100	124
Henderson Land Development Co. Ltd.	8,045	56
Hong Kong & China Gas Co. Ltd.	31,913	79
Hong Kong Aircraft Engineerg †	400	7
Hong Kong Electric Holdings Ltd.	11,000	66
Hong Kong Exchanges and Clearing Ltd.	8,500	146
Hopewell Holdings Ltd.	5,000	21
Hutchison Telecommunications International Ltd.	16,000	23
Hutchison Whampoa Ltd.	17,500	190
Hysan Development Co. Ltd. †	5,281	15
Kerry Properties Ltd. †	4,093	28
Kingboard Chemicals Holdings Ltd.	4,000	19
Lee & Man Paper *	4,000	8
Li & Fung Ltd.	18,620	70
Lifestyle International Holdings Ltd.	6,000	11
Link REIT (The) †	17,000	43
Mongolia Energy Co Ltd. *	28,000	64
MTR Corp.	10,861	37
New World Development Ltd. †	19,169	48
Noble Group Ltd. †	10,800	20
NWS Holdings Ltd.	4,000	13
Orient Overseas International Ltd.	2,000	14
Pacific Basin Ship	14,000	24
PCCW Ltd.	40,364	25
Shangri-La Asia Ltd.	9,172	31
Shun TAK Holdings Ltd.	10,000	12
Sino Land Co.	9,408	24
Sun Hung Kai Properties Ltd.	12,172	196
Swire Pacific Ltd., Class A	6,500	75
Television Broadcasts Ltd.	3,000	20
Wharf Holdings Ltd.	11,250	56
Wheelock & Co. Ltd.	8,000	25
Wing Hang Bank Ltd.	1,000	15

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Hong Kong – 2.0% – continued
Yue Yuen Industrial Holdings Ltd. †	4,000	$12
		2,413
Ireland – 0.6%
Allied Irish Banks PLC	7,595	152
Anglo Irish Bank Corp. PLC (Dublin Exchange) †	6,354	83
Bank of Ireland – Dublin	6,996	88
Bank of Ireland – London †	1,554	19
CRH PLC – Dublin	3,759	139
CRH PLC – London	949	35
Elan Corp. PLC *†	3,675	93
Experian Group Ltd.	8,198	66
Kerry Group PLC, Class A	1,103	33
Ryanair Holdings PLC *†	3,150	13
Smurfit Kappa Group PLC	1,082	11
		732
Italy – 3.7%
AEM S.p.A. †	10,311	42
Alleanza Assicurazioni S.p.A.	3,366	41
Assicurazioni Generali S.p.A.	9,100	378
Atlantia S.p.A.	2,188	79
Autogrill S.p.A. *	1,000	15
Banca Carige S.p.A.	5,691	24
Banca Monte dei Paschi di Siena S.p.A. †	8,763	28
Banca Popolare di Milano Scrl	3,301	36
Banco Popolare Scarl	5,217	104
Bulgari S.p.A.	1,672	19
Enel S.p.A.	37,329	419
ENI S.p.A.	21,901	893
Fiat S.p.A.	6,146	137
Finmeccanica S.p.A. †	2,406	73
Fondiaria-Sai S.p.A.	472	18
IFIL – Investments S.p.A.	1,576	13
Intesa Sanpaolo S.p.A.	66,390	435
Intesa Sanpaolo S.p.A. (RNC)	7,416	44
Italcementi S.p.A. †	723	15
Italcementi S.p.A.- RNC	829	12
Lottomatica S.p.A.	653	19
Luxottica Group S.p.A.	1,098	31
Mediaset S.p.A.	6,106	50
Mediobanca S.p.A. †	3,908	73
Mediolanum S.p.A. †	2,000	11
Parmalat S.p.A.	12,406	36
Pirelli & C. S.p.A.	19,728	16
Prysmian S.p.A.	1,205	32

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Italy – 3.7% – continued
Saipem S.p.A.	2,225	$102
Snam Rete Gas S.p.A.	7,000	46
Telecom Italia S.p.A.	84,736	186
Telecom Italia S.p.A. (RNC)	47,004	83
Terna S.p.A.	9,544	43
UniCredito Italiano S.p.A. (Milan Exchange)	95,368	666
Unione di Banche Italiane SCPA	5,259	135
Unipol Gruppo Finanziario S.p.A.	5,252	14
		4,368
Japan – 20.2%
77 Bank (The) Ltd.	3,000	19
Acom Co. Ltd.	760	24
Advantest Corp. †	1,300	34
Aeon Co. Ltd.	5,600	81
Aeon Credit Service Co. Ltd.	900	13
Aeon Mall Co. Ltd.	500	16
Aiful Corp. †	1,000	17
Aioi Insurance Co. Ltd.	2,000	12
Aisin Seiki Co. Ltd.	1,600	56
Ajinomoto Co., Inc.	5,000	49
Alfresa Holdings Corp.	300	21
All Nippon Airways Co. Ltd.	5,000	19
Alps Electric Co. Ltd. †	1,000	11
Amada Co. Ltd.	3,000	27
Aozora Bank Ltd.	4,000	11
Asahi Breweries Ltd.	3,300	58
Asahi Glass Co. Ltd.	9,000	119
Asahi Kasei Corp.	10,000	59
Asics Corp.	1,000	11
Astellas Pharma, Inc.	4,400	187
Bank of Kyoto (The) Ltd.	3,000	36
Bank of Yokohama (The) Ltd.	10,000	73
Benesse Corp.	700	28
Bridgestone Corp.	5,100	87
Brother Industries Ltd.	2,000	29
Canon Marketing Japan, Inc.	1,000	19
Canon, Inc.	9,000	487
Casio Computer Co. Ltd.	1,900	25
Central Japan Railway Co.	14	137
Chiba Bank (The) Ltd.	7,000	52
Chubu Electric Power Co., Inc.	5,900	132
Chugai Pharmaceutical Co. Ltd. †	2,200	34
Chugoku Bank (The) Ltd.	1,000	16
Chugoku Electric Power Co., Inc. (The)	2,100	45

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Chuo Mitsui Trust Holdings, Inc.	7,000	$50
Citizen Holdings Co. Ltd. †	2,700	23
Coca-Cola West Holdings Co. Ltd. †	600	14
Cosmo Oil Co. Ltd.	4,000	16
Credit Saison Co. Ltd.	1,300	31
CSK Holding Corp. †	500	11
Dai Nippon Printing Co. Ltd.	5,000	77
Daicel Chemical Industries Ltd.	3,000	19
Daido Steel Co. Ltd.	2,000	13
Daihatsu Motor Co. Ltd.	1,000	11
Daiichi Sankyo Co. Ltd.	6,200	175
Daikin Industries Ltd.	2,400	124
Dainippon Ink & Chemicals, Inc.	5,000	16
Daito Trust Construction Co. Ltd.	600	31
Daiwa House Industry Co. Ltd.	5,000	61
Daiwa Securities Group, Inc.	11,000	111
Dena Co. Ltd.	2	14
Denki Kagaku Kogyo Kabushki Kaisha	3,000	12
Denso Corp.	4,000	147
Dentsu, Inc.	15	37
Dowa Mining Co. Ltd.	2,000	15
E*Trade Securities Co. Ltd.	12	12
East Japan Railway Co.	30	232
Eisai Co. Ltd.	2,100	76
Electric Power Development Co.	1,300	49
Elpida Memory, Inc. *†	700	26
FamilyMart Co. Ltd.	400	15
Fanuc Ltd.	1,600	174
Fast Retailing Co. Ltd.	500	43
Fuji Electric Holdings Co. Ltd. †	6,000	26
Fuji Heavy Industries Ltd.	4,000	19
Fuji Television Network, Inc.	4	7
FUJIFILM Holdings Corp.	4,300	158
Fujitsu Ltd.	15,000	122
Fukuoka Financial Group, Inc.	6,000	30
Furukawa Electric (The) Co. Ltd.	6,000	24
Gunma Bank (The) Ltd.	3,000	22
Hachijuni Bank (The) Ltd.	2,872	20
Hakuhodo DY Holdings, Inc.	80	5
Hankyu Hanshin Holdings, Inc.	10,000	43
Haseko Corp.	9,000	15
Hikari Tsushin, Inc.	300	11
Hino Motors Ltd.	2,000	13
Hirose Electric Co. Ltd.	200	23

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Hiroshima Bank (The) Ltd.	3,000	$15
Hisamitsu Pharmaceutical Co., Inc.	400	16
Hitachi Chemical Co. Ltd.	700	16
Hitachi Construction Machinery Co. Ltd.	700	24
Hitachi High-Technologies Corp.	500	11
Hitachi Ltd.	30,000	216
Hitachi Metals Ltd.	1,000	15
Hokkaido Electric Power Co., Inc.	1,400	29
Hokuhoku Financial Group, Inc.	9,000	28
Hokuriku Electric Power Co. †	1,300	31
Honda Motor Co. Ltd.	14,000	469
Hoya Corp.	3,400	95
Ibiden Co. Ltd.	1,000	42
Idemitsu Kosan Co. Ltd.	200	21
IHI Corp.	10,000	23
Inpex Holdings, Inc.	7	89
Isetan Mitsukoshi Holdings Ltd. *	3,360	40
Isuzu Motors Ltd.	12,000	65
Ito En Ltd. †	600	10
Itochu Corp.	13,000	151
Itochu Techno-Science Corp.	400	15
Iyo Bank (The) Ltd.	2,000	25
J Front Retailing Co. Ltd.	2,800	19
Jafco Co. Ltd.	400	16
Japan Airlines Corp. *	6,000	13
Japan Petroleum Exploration Co.	200	14
Japan Prime Realty Investment Corp.	3	10
Japan Real Estate Investment Corp.	3	37
Japan Retail Fund Investment Corp.	2	13
Japan Steel Works Ltd.	3,000	63
Japan Tobacco, Inc.	38	185
JFE Holdings, Inc.	4,500	254
JGC Corp.	2,000	44
Joyo Bank (The) Ltd.	5,000	29
JS Group Corp.	2,100	36
JSR Corp.	1,200	25
JTEKT Corp.	1,300	23
Jupiter Telecommunications Co. Ltd. *	16	13
Kajima Corp.	9,000	37
Kamigumi Co. Ltd.	2,000	16
Kaneka Corp.	3,000	22
Kansai Electric Power Co., Inc.	6,800	150
Kansai Paint Co. Ltd.	2,000	15
Kao Corp.	4,000	104

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Kawasaki Heavy Industries Ltd. †	11,000	$34
Kawasaki Kisen Kaisha Ltd.	5,000	56
KDDI Corp.	24	166
Keihin Electric Express Railway Co. Ltd. †	4,000	25
Keio Corp.	5,000	27
Keisei Electric Railway Co. Ltd.	2,000	10
Keyence Corp.	300	72
Kikkoman Corp.	1,000	13
Kintetsu Corp. †	13,000	42
Kirin Holdings Co. Ltd.	7,000	116
Kobe Steel Ltd.	22,000	72
Komatsu Ltd.	7,900	250
Konami Corp.	600	22
Konica Minolta Holdings, Inc.	4,000	75
Kubota Corp.	9,000	73
Kuraray Co. Ltd.	3,000	38
Kurita Water Industries Ltd.	900	33
Kyocera Corp.	1,500	145
Kyowa Hakko Kogyo Co. Ltd.	2,000	19
Kyushu Electric Power Co., Inc.	3,000	64
Lawson, Inc.	400	18
Leopalace21 Corp.	900	14
Mabuchi Motor Co. Ltd.	300	16
Makita Corp.	900	38
Marubeni Corp.	15,000	134
Marui Group Co. Ltd.	3,000	25
Maruichi Steel Tube Ltd.	200	7
Matsushita Electric Industrial Co. Ltd.	16,000	364
Matsushita Electric Works Ltd.	3,000	33
Mazda Motor Corp.	7,000	37
Mediceo Paltac Holdings Co. Ltd.	1,100	20
Meiji Dairies Corp.	3,000	16
Millea Holdings, Inc.	6,000	248
Minebea Co. Ltd.	2,000	12
Mitsubishi Chemical Holdings Corp.	10,000	71
Mitsubishi Corp.	11,500	400
Mitsubishi Electric Corp.	16,000	181
Mitsubishi Estate Co. Ltd.	10,000	269
Mitsubishi Gas Chemical Co., Inc.	3,000	23
Mitsubishi Heavy Industries Ltd.	29,000	146
Mitsubishi Logistics Corp. †	1,000	12
Mitsubishi Materials Corp.	9,000	43
Mitsubishi Motors Corp. *†	28,000	50
Mitsubishi Rayon Co. Ltd. †	5,000	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Mitsubishi Tanabe Pharma Corp. *	2,000	$26
Mitsubishi UFJ Financial Group, Inc.	87,230	888
Mitsubishi UFJ Lease & Finance Co. Ltd.	420	20
Mitsui & Co. Ltd.	15,000	371
Mitsui Chemicals, Inc.	5,000	29
Mitsui Engineering & Shipbuilding Co. Ltd. †	6,000	22
Mitsui Fudosan Co. Ltd.	7,000	174
Mitsui Mining & Smelting Co. Ltd.	4,000	13
Mitsui O.S.K. Lines Ltd.	10,000	153
Mitsui Sumitomo Insurance Group
Holdings, Inc. *	2,700	106
Mitsumi Electric Co. Ltd.	700	20
Mizuho Financial Group, Inc.	80	424
Murata Manufacturing Co. Ltd.	1,700	90
Namco Bandai Holdings, Inc.	1,600	21
NEC Corp.	17,000	90
NEC Electronics Corp. *†	300	7
NGK Insulators Ltd.	2,000	37
NGK Spark Plug Co. Ltd. †	1,000	12
Nidec Corp.	900	67
Nikon Corp.	3,000	96
Nintendo Co. Ltd.	800	442
Nippon Building Fund, Inc.	5	67
Nippon Electric Glass Co. Ltd.	3,000	58
Nippon Express Co. Ltd.	8,000	40
Nippon Meat Packers, Inc. †	1,000	13
Nippon Mining Holdings, Inc.	8,000	50
Nippon Oil Corp.	10,000	72
Nippon Paper Group, Inc.	9	26
Nippon Sheet Glass Co. Ltd.	4,000	18
Nippon Steel Corp.	44,000	276
Nippon Telegraph & Telephone Corp.	46	223
Nippon Yusen Kabushiki Kaisha	9,000	92
Nipponkoa Insurance Co. Ltd.	6,000	56
Nishi-Nippon City Bank (The) Ltd.	7,000	23
Nissan Chemical Industries Ltd.	1,000	13
Nissan Motor Co. Ltd.	20,000	179
Nisshin Seifun Group, Inc.	2,000	24
Nisshin Steel Co. Ltd.	6,000	23
Nisshinbo Industries, Inc.	1,000	13
Nissin Food Products Co. Ltd. †	600	22
Nitori Co Ltd.	300	16
Nitto Denko Corp.	1,400	67
NOK Corp.	900	16

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Nomura Holdings, Inc.	14,900	$255
Nomura Real Estate Holdings, Inc.	600	15
Nomura Real Estate Office Fund, Inc.	3	24
Nomura Research Institute Ltd.	900	22
NSK Ltd.	3,000	30
NTN Corp.	4,000	30
NTT Data Corp.	10	42
NTT DoCoMo, Inc.	141	225
NTT Urban Development Corp.	14	23
Obayashi Corp.	6,000	31
Obic Co. Ltd.	100	18
Odakyu Electric Railway Co. Ltd. †	6,000	39
OJI Paper Co. Ltd.	6,000	29
Okuma Corp.	1,000	12
Olympus Corp.	2,000	65
Omron Corp.	1,700	37
Ono Pharmaceutical Co. Ltd.	1,000	58
Onward Holdings Co. Ltd.	1,000	12
Oracle Corp. Japan †	400	17
Oriental Land Co. Ltd.	400	24
ORIX Corp.	770	146
Osaka Gas Co. Ltd.	19,000	69
OSAKA Titanium Technologies Co.	100	6
Otsuka Corp.	200	14
Pioneer Corp. †	1,200	10
Promise Co. Ltd.	500	16
Rakuten, Inc.	52	27
Resona Holdings, Inc. †	47	82
Ricoh Co. Ltd.	6,000	110
Rohm Co. Ltd.	700	46
Sankyo Co. Ltd.	400	26
Santen Pharmaceutical Co. Ltd.	500	14
Sanyo Electric Co. Ltd. *†	13,000	33
Sapporo Hokuyo Holdings, Inc.	2	16
Sapporo Holdings Ltd. †	3,000	23
SBI Holdings, Inc.	96	28
Secom Co. Ltd.	1,900	92
Sega Sammy Holdings, Inc. †	1,900	20
Seiko Epson Corp. †	1,000	24
Sekisui Chemical Co. Ltd.	3,000	22
Sekisui House Ltd.	4,000	42
Seven & I Holdings Co. Ltd.	7,300	213
Sharp Corp.	9,000	157
Shikoku Electric Power Co., Inc.	1,400	40

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Shimadzu Corp.	2,000	$21
Shimamura Co. Ltd.	200	16
Shimano, Inc.	500	24
Shimizu Corp.	5,000	25
Shin-Etsu Chemical Co. Ltd.	3,600	228
Shinko Electric Industries	700	10
Shinko Securities Co. Ltd.	5,000	18
Shinsei Bank Ltd.	7,000	28
Shionogi & Co. Ltd.	2,000	40
Shiseido Co. Ltd.	3,000	74
Shizuoka Bank (The) Ltd.	6,000	67
Showa Denko K.K.	9,000	27
Showa Shell Sekiyu K.K.	1,500	16
SMC Corp. of Japan	500	63
Softbank Corp.	6,300	111
Sojitz Corp.	11,300	43
Sompo Japan Insurance, Inc.	7,000	75
Sony Corp.	8,500	428
Sony Financial Holdings, Inc.	7	29
Square Enix Co. Ltd. †	300	9
Stanley Electric Co. Ltd.	1,000	27
Sumco Corp. †	900	23
Sumitomo Chemical Co. Ltd.	14,000	102
Sumitomo Corp.	8,800	130
Sumitomo Electric Industries Ltd.	6,200	81
Sumitomo Heavy Industries Ltd.	5,000	40
Sumitomo Metal Industries Ltd.	33,000	157
Sumitomo Metal Mining Co. Ltd.	5,000	84
Sumitomo Mitsui Financial Group, Inc.	57	490
Sumitomo Realty & Development Co. Ltd.	3,000	77
Sumitomo Rubber Industries, Inc.	2,200	18
Sumitomo Trust & Banking (The) Co. Ltd.	13,000	111
Suruga Bank Ltd.	2,000	29
Suzuken Co. Ltd.	400	15
Suzuki Motor Corp.	2,900	80
T&D Holdings, Inc.	1,800	120
Taiheiyo Cement Corp.	7,400	17
Taisei Corp.	8,000	23
Taisho Pharmaceutical Co. Ltd.	1,000	19
Taiyo Nippon Sanso Corp.	3,000	26
Takashimaya Co. Ltd. †	2,000	21
Takeda Pharmaceutical Co. Ltd.	7,200	419
Takefuji Corp. †	1,130	21
TDK Corp.	1,100	76

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Teijin Ltd.	7,000	$26
Terumo Corp.	1,300	65
THK Co. Ltd.	900	19
Tobu Railway Co. Ltd.	6,000	29
Toho Co. Ltd. of Tokyo	900	20
Toho Gas Co. Ltd. †	3,000	16
Tohoku Electric Power Co., Inc.	3,900	84
Tokai Rika Co. Ltd.	400	10
Tokuyama Corp.	2,000	15
Tokyo Broadcasting System, Inc.	500	11
Tokyo Electric Power Co., Inc.	10,700	261
Tokyo Electron Ltd.	1,500	103
Tokyo Gas Co. Ltd.	16,000	61
Tokyo Steel Manufacturing Co. Ltd.	900	12
Tokyo Tatemono Co. Ltd.	2,000	17
Tokyu Corp.	9,000	47
Tokyu Land Corp.	4,000	29
TonenGeneral Sekiyu K.K. †	3,000	29
Toppan Printing Co. Ltd.	5,000	58
Toray Industries, Inc. †	12,000	79
Toshiba Corp.	27,000	239
Tosoh Corp.	5,000	23
Toto Ltd. †	3,000	23
Toyo Seikan Kaisha Ltd. †	1,300	26
Toyoda Gosei Co. Ltd.	300	10
Toyota Boshoku Corp.	500	14
Toyota Industries Corp.	1,700	60
Toyota Motor Corp.	22,800	1,163
Toyota Tsusho Corp.	1,700	41
Trend Micro, Inc.	1,000	35
Ube Industries Ltd. of Japan	6,000	23
Unicharm Corp.	400	28
UNY Co. Ltd. †	2,000	21
Ushio, Inc.	800	15
USS Co. Ltd.	300	20
West Japan Railway Co.	14	66
Yahoo! Japan Corp.	120	52
Yakult Honsha Co. Ltd.	1,100	29
Yamada Denki Co. Ltd.	590	46
Yamaguchi Financial Group, Inc.	2,000	29
Yamaha Corp.	1,200	24
Yamaha Motor Co. Ltd.	1,300	26
Yamato Holdings Co. Ltd.	3,000	42
Yamato Kogyo Co. Ltd.	300	15

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Japan – 20.2% – continued
Yamazaki Baking Co. Ltd. †	1,000	$11
Yaskawa Electric Corp.	2,000	23
Yasuda Trust & BKG	10,000	19
Yokogawa Electric Corp.	2,000	19
		23,818
Malaysia – 0.0%
Promet BHD *(1)	4,000	–
Netherlands – 4.6%
Aegon N.V.	11,731	180
Akzo Nobel N.V.	2,346	199
ASML Holding N.V.	3,604	108
Corio N.V.	389	34
European Aeronautic Defence & Space Co. †	2,694	63
Fugro N.V. CVA	398	35
Heineken Holding NV	915	47
Heineken N.V.	2,119	125
ING Groep N.V. CVA	16,033	612
James Hardie Industries N.V. CDI †	4,100	21
Koninklijke Ahold N.V.	10,057	151
Koninklijke DSM N.V.	1,165	72
Koninklijke Philips Electronics N.V.	9,140	352
Randstad Holdings N.V.	781	34
Reed Elsevier N.V.	4,908	91
Royal Dutch Shell PLC, Class A (London Exchange)	30,036	1,279
Royal Dutch Shell PLC, Class B (London Exchange)	23,305	971
Royal KPN N.V.	15,898	289
SBM Offshore N.V.	1,118	44
SNS Reaal	1,072	25
TNT N.V.	3,146	127
TomTom N.V. *†	464	17
Unilever N.V. CVA	13,709	448
Wolters Kluwer N.V.	2,365	67
		5,391
New Zealand – 0.1%
Auckland International Airport Ltd. †	7,776	13
Contact Energy Ltd.	1,976	15
Fletcher Building Ltd.	3,959	25
Sky City Entertainment Group Ltd.	4,302	13
Telecom Corp. of New Zealand Ltd. †	12,308	38
		104

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Norway – 1.1%
Aker Kvaerner ASA	1,300	$37
DnB NOR ASA	5,900	84
Norsk Hydro ASA †	5,950	94
Orkla ASA	6,400	92
Petroleum Geo-Services ASA *†	1,350	40
Prosafe Production Public Ltd. *†	1,450	9
ProSafe SE *†	1,450	15
Renewable Energy Corp. A/S *†	1,200	35
SeaDrill Ltd.	2,450	80
StatoilHydro ASA	10,828	423
Storebrand ASA	3,267	31
Telenor ASA †	7,350	159
Yara International ASA	1,510	114
		1,213
Portugal – 0.3%
Banco BPI S.A. (Registered) †	2,378	12
Banco Comercial Portugues S.A. (Registered) †	19,937	51
Banco Espirito Santo S.A. (Registered) †	1,789	32
Brisa-Auto Estradas de Portugal S.A.	2,056	29
CIMPOR-Cimentos de Portugal, SGPS, S.A. †	1,705	15
Energias de Portugal S.A.	15,854	100
Portugal Telecom, SGPS, S.A. (Registered)	6,268	77
Sonae SGPS S.A.	8,900	15
Zon Multimedia Servicios de Telecomunicacoes e Multimedia SGPS S.A.	1,312	14
		345
Singapore – 1.1%
Ascendas Real Estate Investment Trust	10,000	18
CapitaCommercial Trust	10,000	16
CapitaLand Ltd.	15,500	75
CapitaMall Trust †	8,000	19
City Developments Ltd.	3,000	25
ComfortDelgro Corp. Ltd.	15,000	18
Cosco Corp. Singapore Ltd.	6,000	15
DBS Group Holdings Ltd.	9,198	132
Fraser and Neave Ltd.	6,348	23
Golden Agri	42,000	33
Jardine Cycle & Carriage Ltd.	1,421	17
Keppel Corp. Ltd.	9,500	85
Keppel Land Ltd. †	3,000	12
Neptune Orient Lines Ltd.	3,370	10
Olam International Ltd. †	10,098	23
Oversea-Chinese Banking Corp.	21,152	135
Parkway Holdings Ltd. †	5,250	11

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Singapore – 1.1% – continued
SembCorp Industries Ltd.	7,044	$25
SembCorp Marine Ltd.	8,400	28
Singapore Airlines Ltd.	4,667	55
Singapore Exchange Ltd.	7,000	41
Singapore Press Holdings Ltd.	10,295	32
Singapore Technologies Engineering Ltd.	9,000	21
Singapore Telecommunications Ltd.	69,325	194
United Overseas Bank Ltd.	10,392	154
UOL Group Ltd.	3,039	9
Venture Corp. Ltd.	2,000	15
Wilmar International Ltd.	7,000	29
		1,270
Spain – 4.0%
Abertis Infraestructuras S.A.	2,228	71
Acciona S.A. †	250	71
Acerinox S.A. †	1,238	33
ACS Actividades Construccion y Servicios S.A.	1,647	99
Banco Bilbao Vizcaya Argentaria S.A.	29,935	668
Banco de Sabadell S.A. †	7,620	77
Banco Popular Espanol S.A. †	6,697	108
Banco Santander S.A.	52,608	1,095
Bankinter S.A. *	2,152	31
Cintra Concesiones de Infraestructuras de Transporte S.A.	1,485	23
Criteria Caixacorp S.A.	7,060	49
Enagas	1,313	42
Fomento de Construcciones y Contratas S.A.	363	25
Gamesa Corp. Tecnologica S.A.	1,354	70
Gas Natural SDG S.A.	925	54
Gestevision Telecinco S.A. †	785	12
Grifols S.A.	1,042	30
Grupo Ferrovial S.A. †	502	40
Iberdrola Renovables *	7,275	52
Iberdrola S.A.	29,442	425
Iberia (Lineas Aereas de Espana) †	3,800	12
Inditex S.A.	1,894	93
Indra Sistemas S.A.	913	25
Mapfre S.A.	4,704	25
Promotora de Informaciones S.A. (Prisa)	600	10
Red Electrica de Espana	915	65
Repsol YPF S.A. †	6,179	256
Sacyr Vallehermoso S.A. †	585	21
Telefonica S.A.	36,138	1,038
Union Fenosa S.A.	1,009	66

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Spain – 4.0% – continued
Zardoya Otis S.A.	917	$28
		4,714
Sweden – 2.3%
Alfa Laval AB	900	63
Assa Abloy AB, Class B †	2,800	49
Atlas Copco AB, Class A	5,500	97
Atlas Copco AB, Class B	3,300	53
Boliden AB	2,300	26
Electrolux AB, Class B †	2,023	29
Getinge AB, Class B	1,381	38
Hennes & Mauritz AB, Class B	4,390	243
Holmen AB, Class B †	400	14
Husqvarna AB, Class B †	1,823	19
Investor AB	3,515	87
Lundin Petroleum AB *†	1,800	28
Millicom International Cellular S.A.	600	70
Modern Times Group AB, Class B	300	21
Nordea Bank AB	18,200	296
Sandvik AB	7,846	135
Scania AB, Class B	2,900	57
Securitas AB, Class B	2,490	31
Skandinaviska Enskilda Banken AB, Class A	4,197	95
Skanska AB, Class B	3,500	60
SKF AB, Class B	3,744	70
Ssab Svenskt Stal AB, Class A	1,537	53
Ssab Svenskt Stal AB, Class B	675	21
Svenska Cellulosa AB, Class B	4,700	75
Svenska Handelsbanken AB, Class A	4,118	115
Swedbank AB †	2,700	67
Swedish Match AB	2,200	47
Tele2 AB, Class B	2,400	51
Telefonaktiebolaget LM Ericsson, Class B	130,140	355
TeliaSonera AB	20,011	182
Volvo AB, Class B	9,000	143
		2,690
Switzerland – 6.9%
ABB Ltd. (Registered) *	18,486	601
Actelion Ltd. *	845	46
Adecco S.A. (Registered)	1,050	60
Baloise Holding A.G.	417	48
Compagnie Financiere Richemont S.A., Class A (Bearer)	4,519	282
Credit Suisse Group (Registered)	8,822	449
EFG International (Registered) †	365	14

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
Switzerland – 6.9% – continued
Geberit A.G. (Registered)	314	$53
Givaudan S.A. (Registered)	52	50
Holcim Ltd. (Registered)	1,817	170
Julius Baer Holding A.G. (Registered)	1,641	134
Kuehne & Nagel International A.G. (Registered)	429	46
Lindt & Spruengli A.G.	7	22
Logitech International S.A. (Registered) *†	1,307	43
Lonza Group A.G. (Registered)	361	50
Nestle S.A. (Registered)	3,306	1,626
Nobel Biocare Hold NPV	945	37
Novartis A.G. (Registered)	19,499	1,025
OC Oerlikon Corp. A.G. (Registered) *	44	15
Pargesa Holding S.A.	215	27
Roche Holding A.G. (Genusschein)	5,913	1,019
Schindler Holding A.G.	500	41
SGS Societe Generale de Surveillance Holdings S.A. (Registered)	37	56
Sonova Holding A.G. (Registered)	370	34
STMicroelectronics N.V.	5,506	72
Straumann Holding A.G. (Registered)	71	19
Sulzer A.G. (Registered)	230	31
Swatch Group A.G. (Bearer)	266	74
Swatch Group A.G. (Registered)	500	26
Swiss Life Holding (Registered) *	269	76
Swiss Reinsurance (Registered)	3,042	237
Swisscom A.G. (Registered)	180	63
Syngenta A.G. (Registered)	901	275
Synthes, Inc.	472	66
UBS A.G. (Registered) *	18,353	443
Xstrata PLC (London Exchange)	5,496	434
Zurich Financial Services A.G. (Registered)	1,257	369
		8,133
United Kingdom – 17.7%
3i Group PLC	3,116	55
Acergy S.A.	1,550	40
Alliance & Leicester PLC †	2,594	22
Amec PLC	2,290	38
Anglo American PLC	11,184	757
Antofagasta PLC	3,479	47
Associated British Foods PLC	2,704	46
AstraZeneca PLC	12,357	541
Aviva PLC	22,911	286
BAE Systems PLC	30,708	276
Balfour Beatty PLC	3,767	32

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
United Kingdom – 17.7% – continued
Barclays PLC	55,826	$414
Berkeley Group Holdings PLC *	673	11
BG Group PLC	28,100	704
BHP Billiton PLC	18,670	707
BP PLC	158,646	1,915
British Airways PLC	4,579	21
British American Tobacco PLC	12,725	476
British Energy Group PLC	7,906	115
British Land Co. PLC	4,685	74
British Sky Broadcasting Group PLC	9,494	102
BT Group PLC	67,238	296
Bunzl PLC	2,699	38
Burberry Group PLC	3,503	35
Cadbury PLC	11,340	152
Cairn Energy PLC *	1,028	68
Capita Group PLC	5,541	74
Carnival PLC	1,532	58
Carphone Warehouse Group PLC †	2,631	12
Centrica PLC	30,870	180
Cobham PLC	8,998	38
Compass Group PLC	15,802	117
Daily Mail & General Trust, Class A	2,356	19
Diageo PLC	21,612	422
Enterprise Inns PLC	4,433	41
Eurasian Natural Resources *	2,351	68
FirstGroup PLC	3,814	40
Friends Provident PLC	14,461	35
G4S PLC	10,071	45
GKN PLC	4,829	28
GlaxoSmithKline PLC	46,011	1,016
Hammerson PLC	2,268	41
Hays PLC	11,572	23
HBOS PLC	31,638	251
Home Retail Group	6,978	32
HSBC Holdings PLC	99,728	1,683
ICAP PLC	4,115	50
IMI PLC	2,680	27
Imperial Tobacco Group PLC	5,687	228
Inchcape PLC	4,209	36
Intercontinental Hotels Group PLC	2,369	39
International Power PLC	12,532	110
Invensys PLC *	6,332	40
Investec PLC	3,130	22
ITV PLC	30,930	36

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
United Kingdom – 17.7% – continued
Johnson Matthey PLC	1,769	$71
Kazakhmys PLC	1,512	51
Kingfisher PLC	18,595	51
Ladbrokes PLC	5,001	31
Land Securities Group PLC	3,527	99
Legal & General Group PLC	56,463	134
Liberty International PLC †	2,020	35
Lloyds TSB Group PLC	48,053	365
Logica PLC	12,216	29
London Stock Exchange Group PLC †	1,256	26
Lonmin PLC	1,256	86
Man Group PLC	15,186	187
Marks & Spencer Group PLC †	15,149	114
Meggitt PLC	5,205	25
Mondi PLC	2,517	18
Morrison WM Supermarkets PLC	19,442	113
National Express Group PLC	1,160	21
National Grid PLC	21,548	318
Next PLC	1,446	33
Old Mutual PLC	39,629	92
Pearson PLC	7,317	99
Persimmon PLC †	2,261	22
Prudential PLC	21,613	285
Punch Taverns PLC	1,823	20
Reckitt Benckiser Group PLC	5,295	312
Reed Elsevier PLC	8,467	106
Rentokil Initial PLC	14,430	29
Rexam PLC	5,105	45
Rio Tinto PLC	8,424	1,010
Rolls-Royce Group PLC *	16,225	136
Royal Bank of Scotland Group PLC	83,197	379
SABMiller PLC	7,995	206
Sage Group (The) PLC	10,344	46
Sainsbury (J.) PLC	9,830	68
Schroders PLC	1,130	23
Scottish & Southern Energy PLC	7,614	222
Segro PLC †	3,465	29
Serco Group PLC	3,793	34
Severn Trent PLC	1,854	53
Shire Ltd.	4,644	80
Smith & Nephew PLC	7,468	80
Smiths Group PLC	3,470	69
Stagecoach Group PLC	4,592	21
Standard Chartered PLC	11,709	437

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued
United Kingdom – 17.7% – continued
Standard Life PLC	17,734	$88
Tate & Lyle PLC	3,315	30
Taylor Wimpey PLC	7,715	13
Tesco PLC	66,653	548
Thomas Cook Group PLC	3,346	16
Thomson Reuters PLC	1,683	54
Tomkins PLC	6,808	24
TUI Travel PLC	3,878	19
Tullow Oil PLC	6,101	107
Unilever PLC	11,279	373
United Business Media PLC	2,010	25
United Utilities PLC	7,354	109
Vedanta Resources PLC	1,060	53
Vodafone Group PLC	447,975	1,438
Whitbread PLC	1,567	40
William Hill PLC	2,807	21
Wolseley PLC	4,532	49
WPP Group PLC	8,683	105
		20,901
Total Common Stocks
(Cost $109,149) (2)		111,546

PREFERRED STOCKS – 0.4%
Germany – 0.4%
Bayerische Motoren Werke A.G.	393	19
Fresenius SE	584	52
Henkel A.G. & Co. KGaA	1,445	69
Porsche Automobil Holding SE	741	138
ProSieben SAT.1 Media A.G. †	653	9
RWE A.G.	267	28
Volkswagen A.G.	918	139
		454
Italy – 0.0%
Istituto Finanziario Industriale S.p.A. *	503	14
Unipol Gruppo Finanziario S.p.A.	6,166	14
		28
Total Preferred Stocks
(Cost $417) (2)		482

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANY – 10.0%
Northern Institutional Funds – Liquid Assets Portfolio (3)(4)	11,758,259	$11,758
Total Investment Company
(Cost $11,758)		11,758

RIGHTS – 0.1%
Australia – 0.0%
Wesfarmers Ltd. *	125	–
Denmark – 0.0%
Carisberg A/S *†	250	5
France – 0.0%
Eurazeo	94	1
Portugal – 0.0%
Banco Bpi S.A. *	2,378	1
Singapore – 0.0%
Parkway Holdings Ltd. *†	2,450	1
Spain – 0.0%
Abertis Infraestructuras S.A. *	2,228	3
Switzerland – 0.0%
UBS A.G. *	18,782	25
United Kingdom – 0.1%
Cattles PLC *	259	1
Imperial Tobacco Group PLC *	2,968	29
Royal Bank of Scotland Group PLC *	53,021	29
		59
Total Rights
(Cost $–) (2)		95

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Japan – 0.0%
Dowa Mining Exp. 1/29/10, Strike 1.00 Yen *(1)	2,000	–
Total Warrants
(Cost $–)		–

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 2.5%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$2,873	$2,873
Total Short-Term Investment
(Cost $2,873)		2,873

Total Investments – 107.7%
(Cost $124,197)		126,754
Liabilities less Other Assets – (7.7%)		(9,013)
NET ASSETS – 100.0%		$117,741

(1)	Security has been deemed worthless by the NTGI Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
DJ Euro Stoxx (Euro)	47	$2,759	Long	6/08	$170
FTSE 100 Index (British Pound)	8	957	Long	6/08	21
Hang Seng Index (Hong Kong Dollar)	2	313	Long	6/08	4
SPI 200 (Australian Dollar)	3	409	Long	6/08	25
TOPIX Index (Japanese Yen)	7	932	Long	6/08	79
Total					$299

At May 31, 2008, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.5%
Consumer Staples	7.9
Energy	8.4
Financials	24.8
Health Care	6.0
Industrials	16.2
Information Technology	5.1
Materials	10.9
Telecommunication Services	5.3
Utilities	5.9
Total	100.0%

At May 31, 2008, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	36.1%
Japanese Yen	21.2
British Pound	21.1
Swiss Franc	6.8
Australian Dollar	6.7
All other currencies less than 5%	8.1
Total	100.0%

At May 31, 2008, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
British Pound	76	U.S. Dollar	150	6/4/08	$–
U.S. Dollar	150	Euro	97	6/4/08	–
Australian Dollar	97	U.S. Dollar	90	6/18/08	(3)
British Pound	152	U.S. Dollar	300	6/18/08	(1)
British Pound	72	U.S. Dollar	140	6/18/08	(2)
Euro	216	U.S. Dollar	340	6/18/08	5
Euro	324	U.S. Dollar	500	6/18/08	(3)
Euro	258	U.S. Dollar	400	6/18/08	(1)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Japanese Yen	41,678	U.S. Dollar	400	6/18/08	$4
U.S. Dollar	180	Australian Dollar	188	6/18/08	–
U.S. Dollar	500	British Pound	258	6/18/08	(10)
U.S. Dollar	330	British Pound	167	6/18/08	1
U.S. Dollar	1,050	Euro	671	6/18/08	(8)
U.S. Dollar	600	Euro	383	6/18/08	(4)
U.S. Dollar	180	Euro	116	6/18/08	1
U.S. Dollar	970	Euro	619	6/18/08	(9)
U.S. Dollar	180	HongKong Dollar	1,404	6/18/08	–
U.S. Dollar	280	Japanese Yen	27,939	6/18/08	(15)
U.S. Dollar	150	Japanese Yen	15,209	6/18/08	(6)
U.S. Dollar	480	Japanese Yen	49,986	6/18/08	(6)
Total					$(57)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)
Level 1	$11,762	$299
Level 2	114,991	(57)
Level 3	1	–
Total	$126,754	$242

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)
Balance as of 11/30/07	$–	$–
Realized gain (loss)	–	–
Change in unrealized appreciation/depreciation	1	–
Net Purchases (Sales)	–	–
Transfers in and/or out of Level 3	–	–
Balance as of 5/31/08	$1	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4%
Advertising – 0.6%
Greenfield Online, Inc. *†	855	$11
Aerospace/Defense – 3.1%
Curtiss-Wright Corp. †	497	26
Orbital Sciences Corp. *	326	8
Teledyne Technologies, Inc. *†	394	22
		56
Apparel – 1.9%
Warnaco Group (The), Inc. *	395	19
Wolverine World Wide, Inc. †	545	16
		35
Biotechnology – 0.8%
Incyte Corp. *†	602	6
RTI Biologics, Inc. *†	790	8
		14
Chemicals – 1.6%
CF Industries Holdings, Inc.	75	10
Terra Industries, Inc. †	439	19
		29
Coal – 2.3%
Alpha Natural Resources, Inc. *†	385	31
Massey Energy Co.	185	12
		43
Commercial Services – 8.8%
Bankrate, Inc. *†	194	10
Consolidated Graphics, Inc. *†	315	17
DeVry, Inc. †	437	25
FTI Consulting, Inc. *	374	22
Icon PLC ADR *†	128	9
Interactive Data Corp.	438	12
Korn/Ferry International *†	909	15
Net 1 UEPS Technologies, Inc. *†	604	17
SAIC, Inc. *†	596	12
Strayer Education, Inc. †	103	21
		160
Computers – 2.9%
IHS, Inc., Class A *	324	19
Micros Systems, Inc. *†	555	18
Synopsys, Inc. *	584	16
		53
Cosmetics/Personal Care – 0.5%
Chattem, Inc. *†	136	9
Distribution/Wholesale – 1.0%
LKQ Corp. *†	875	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued
Diversified Financial Services – 2.5%
GFI Group, Inc. †	960	$12
Stifel Financial Corp. *†	321	18
World Acceptance Corp. *	366	16
		46
Electronics – 4.5%
Flir Systems, Inc. *†	551	22
Plexus Corp. *†	567	16
Rofin-Sinar Technologies, Inc. *	383	14
Varian, Inc. *†	268	15
Woodward Governor Co. †	410	16
		83
Engineering & Construction – 0.9%
Chicago Bridge & Iron Co. N.V., (New York Shares) †	360	16
Environmental Control – 2.0%
Calgon Carbon Corp. *	648	11
Waste Connections, Inc. *	748	25
		36
Food – 1.1%
Flowers Foods, Inc. †	727	21
Healthcare – Products – 3.3%
Cynosure, Inc., Class A *†	516	13
Hologic, Inc. *†	948	23
IDEXX Laboratories, Inc. *	245	12
STERIS Corp.	427	13
		61
Healthcare – Services – 3.7%
Air Methods Corp. *†	374	14
Amedisys, Inc. *†	349	18
Life Sciences Research, Inc. *	400	11
Pediatrix Medical Group, Inc. *†	156	8
Sunrise Senior Living, Inc. *	588	16
		67
Household Products/Wares – 2.0%
Fossil, Inc. *	605	19
Tupperware Brands Corp.	443	17
		36
Insurance – 1.0%
American Equity Investment Life Holding Co. †	1,796	19
Internet – 6.0%
Digital River, Inc. *†	444	18
eResearch Technology, Inc. *†	475	7
NetFlix, Inc. *†	425	13
Priceline.com, Inc. *†	236	32

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued
Internet – 6.0% – continued
ValueClick, Inc. *†	883	$18
Vasco Data Security International, Inc. *†	748	9
Vocus, Inc. *†	370	12
		109
Leisure Time – 0.8%
WMS Industries, Inc. *†	382	14
Lodging – 0.8%
Choice Hotels International, Inc. †	395	14
Machinery – Diversified – 3.9%
IDEX Corp.	445	17
Kadant, Inc. *	545	15
Middleby Corp. *†	406	23
Robbins & Myers, Inc. †	390	16
		71
Mining – 0.5%
Century Aluminum Co. * †	116	9
Miscellaneous Manufacturing – 1.6%
Acuity Brands, Inc. †	382	20
Aptargroup, Inc. †	200	9
		29
Oil & Gas – 5.0%
Atwood Oceanics, Inc. *	191	19
Berry Petroleum Co., Class A †	332	18
Frontier Oil Corp.	375	11
Holly Corp.	225	10
Penn Virginia Corp. †	312	20
Whiting Petroleum Corp. *†	135	13
		91
Oil & Gas Services – 2.8%
Cal Dive International, Inc. *†	1,189	17
Core Laboratories N.V. *†	98	13
NATCO Group, Inc., Class A *†	189	9
Trico Marine Services, Inc. *	350	13
		52
Pharmaceuticals – 6.6%
Alkermes, Inc. *†	780	10
Allos Therapeutics, Inc. *†	1,295	8
Alnylam Pharmaceuticals, Inc. *†	412	12
BioMarin Pharmaceutical, Inc. *†	485	19
Isis Pharmaceuticals, Inc. *†	777	11
KV Pharmaceutical Co., Class A *†	669	17
OSI Pharmaceuticals, Inc. *	297	10
Perrigo Co.	204	7

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued
Pharmaceuticals – 6.6% – continued
Sciele Pharma, Inc.	442	$10
Synta Pharmaceuticals Corp. *†	1,218	9
Vivus, Inc. *	1,189	8
		121
Real Estate Investment Trusts – 4.3%
Alexandria Real Estate Equities, Inc. †	133	14
Capstead Mortgage Corp. †	1,559	21
Digital Realty Trust, Inc. †	339	14
Hatteras Financial Corp. *†	390	11
Nationwide Health Properties, Inc.	275	9
Tanger Factory Outlet Centers, Inc. †	237	9
		78
Retail – 4.5%
Aeropostale, Inc. *	521	18
Burger King Holdings, Inc. †	432	12
Copart, Inc. *	325	15
Gymboree Corp. *†	427	20
Sonic Corp. *†	915	17
		82
Semiconductors – 4.8%
Entegris, Inc. *	1,670	13
Mattson Technology, Inc. *†	2,964	15
MKS Instruments, Inc. *†	506	12
Monolithic Power Systems, Inc. *	541	13
Power Integrations, Inc. *	304	10
Tessera Technologies, Inc. *	349	7
Verigy Ltd. *	667	17
		87
Software – 4.8%
Double-Take Software, Inc. *	864	11
Epicor Software Corp. *†	1,854	16
Interactive Intelligence, Inc. *†	1,033	14
MicroStrategy, Inc., Class A *†	136	11
Omnicell, Inc. *†	637	8
Synchronoss Technologies, Inc. *	1,064	14
Taleo Corp., Class A *	720	14
		88
Telecommunications – 2.7%
Anixter International, Inc. *†	202	13
Comtech Telecommunications Corp. *	391	18
Foundry Networks, Inc. *†	1,366	19
		50

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued
Transportation – 0.8%
Landstar System, Inc.	271	$15
Total Common Stocks
(Cost $1,546)		1,724

INVESTMENT COMPANY – 50.9%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	931,121	931
Total Investment Company
(Cost $931)		931

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 4.3%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$78	78
Total Short-Term Investment
(Cost $78)		78

Total Investments – 149.6%
(Cost $2,555)		2,733
Liabilities less Other Assets – (49.6)%		(906)
NET ASSETS – 100.0%		$1,827

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the industry sectors for the Small Company Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.7%
Consumer Staples	1.7
Energy	11.9
Financials	8.3
Health Care	17.5
Industrials	16.8
Information Technology	23.7
Materials	3.4
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)
Level 1	$2,655	$–
Level 2	78	–
Level 3	–	–
Total	$2,733	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3%
Advertising – 0.2%
Gaiam, Inc., Class A *†	1,000	$16
Greenfield Online, Inc. *	1,300	17
inVentiv Health, Inc. *†	1,995	65
Marchex, Inc., Class B †	1,700	22
ValueVision Media, Inc., Class A *	1,631	7
		127
Aerospace/Defense – 1.2%
AAR Corp. *†	2,343	45
Aerovironment, Inc. *†	471	13
Argon ST, Inc. *†	768	19
Curtiss-Wright Corp. †	2,788	144
Esterline Technologies Corp. *†	1,783	110
GenCorp, Inc. *†	3,376	28
Heico Corp. †	1,547	79
Innovative Solutions & Support, Inc. *	767	6
Kaman Corp. †	1,490	39
Moog, Inc., Class A *	2,285	104
MTC Technologies, Inc. *†	604	14
Orbital Sciences Corp. *†	3,677	95
Teledyne Technologies, Inc. *	2,216	123
TransDigm Group, Inc. *	604	26
Triumph Group, Inc. †	1,001	62
		907
Agriculture – 0.3%
Alico, Inc. †	192	8
Alliance One International, Inc. *†	5,778	35
Andersons (The), Inc. †	1,000	42
Cadiz, Inc. *†	700	12
Maui Land & Pineapple Co., Inc. *†	252	7
Tejon Ranch Co. *†	701	28
Universal Corp. of Virginia †	1,675	83
Vector Group Ltd. †	1,878	33
		248
Airlines – 0.3%
Airtran Holdings, Inc. *†	5,512	17
Alaska Air Group, Inc. *†	2,331	46
Allegiant Travel Co. *†	300	6
ExpressJet Holdings, Inc. *	2,927	6
JetBlue Airways Corp. *†	11,100	44
Pinnacle Airlines Corp. *	1,100	7
Republic Airways Holdings, Inc. *†	1,900	23
Skywest, Inc.	3,824	59
		208

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Apparel – 1.0%
Carter’s, Inc. *	3,600	$54
Cherokee, Inc. †	423	11
Deckers Outdoor Corp. *†	754	103
G-III Apparel Group Ltd. *†	800	13
Heelys, Inc. *	300	1
Iconix Brand Group, Inc. *†	3,154	46
K-Swiss, Inc., Class A †	1,514	24
Maidenform Brands, Inc. *†	1,400	21
Oxford Industries, Inc. †	798	22
Perry Ellis International, Inc. *†	704	19
Quiksilver, Inc. *	7,600	65
Skechers U.S.A., Inc., Class A *†	1,331	32
Steven Madden Ltd. *†	1,200	25
Timberland (The) Co., Class A *†	2,900	53
True Religion Apparel, Inc. *†	900	23
Volcom, Inc. *†	930	23
Warnaco Group (The), Inc. *†	2,921	141
Weyco Group, Inc. †	404	12
Wolverine World Wide, Inc.	3,062	88
		776
Auto Manufacturers – 0.0%
Force Protection, Inc. *†	4,100	17
Wabash National Corp. †	1,835	16
		33
Auto Parts & Equipment – 0.9%
Accuride Corp. *†	1,400	11
Aftermarket Technology Corp. *†	1,368	31
American Axle & Manufacturing Holdings, Inc. †	2,800	52
Amerigon, Inc. *†	1,300	16
ArvinMeritor, Inc. †	4,400	66
Commercial Vehicle Group, Inc. *†	1,300	18
Cooper Tire & Rubber Co. †	3,741	41
Exide Technologies *†	4,600	76
Hayes Lemmerz International, Inc. *†	6,000	24
Lear Corp. *†	4,712	121
Miller Industries, Inc. of Tennessee *†	600	7
Modine Manufacturing Co. †	1,937	30
Noble International Ltd.	650	4
Spartan Motors, Inc. †	1,900	17
Standard Motor Products, Inc.	900	8
Superior Industries International, Inc. †	1,334	27
Tenneco, Inc. *	2,892	69
Titan International, Inc. †	1,466	58

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Auto Parts & Equipment – 0.9% – continued
Visteon Corp. *†	7,825	$32
		708
Banks – 5.1%
1st Source Corp.	855	19
Amcore Financial, Inc. †	1,341	13
AmericanWest Bancorp †	1,031	3
Ameris Bancorp †	794	11
Bancfirst Corp. †	518	23
Banco Latinoamericano de Exportaciones S.A., Class E	1,600	29
Bancorp, Inc. of Delaware *†	672	7
Bank Mutual Corp. †	3,059	34
Bank of the Ozarks, Inc. †	708	17
Banner Corp. †	897	16
Boston Private Financial Holdings, Inc. †	2,182	18
Capital City Bank Group, Inc. †	737	20
Capital Corp. of the West †	556	3
Capitol Bancorp Ltd. †	862	13
Cascade Bancorp †	1,308	12
Cass Information Systems, Inc. †	440	14
Cathay General Bancorp †	3,209	49
Center Financial Corp. †	540	5
Central Pacific Financial Corp. †	1,697	25
Chemical Financial Corp. †	1,510	37
Citizens Republic Bancorp, Inc. †	4,504	25
City Holding Co. †	953	41
CityBank Lynwood of Washington †	847	12
CoBiz Financial, Inc. †	1,106	12
Columbia Banking System, Inc. †	1,071	29
Community Bancorp of Nevada *†	600	5
Community Bank System, Inc. †	1,826	44
Community Trust Bancorp, Inc. †	945	29
Corus Bankshares, Inc. †	2,344	14
CVB Financial Corp. †	3,949	42
Enterprise Financial Services Corp. †	600	12
First Bancorp of North Carolina †	672	11
First BanCorp of Puerto Rico †	5,600	56
First Busey Corp., Class A †	1,583	29
First Charter Corp.	2,162	67
First Commonwealth Financial Corp. †	4,480	50
First Community Bancshares, Inc. of Virginia †	599	20
First Financial Bancorp †	2,000	23
First Financial Bankshares, Inc. †	1,234	57
First Financial Corp. of Indiana †	766	25

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Banks – 5.1% – continued
First Merchants Corp. †	1,138	$28
First Midwest Bancorp, Inc. of Illinois †	3,100	81
First Regional Bancorp of California *†	447	5
First South Bancorp, Inc. of North Carolina †	526	10
First State Bancorporation of New Mexico †	1,198	9
FirstMerit Corp. †	5,000	101
FNB Corp. of Pennsylvania †	5,181	78
Frontier Financial Corp. †	2,529	37
Glacier Bancorp, Inc. †	3,195	66
Great Southern Bancorp, Inc. †	635	7
Green Bankshares, Inc. †	684	13
Guaranty Bancorp *†	2,900	17
Hancock Holding Co. †	1,652	74
Hanmi Financial Corp. †	2,282	15
Harleysville National Corp. †	1,847	25
Heartland Financial USA, Inc. †	710	17
Heritage Commerce Corp. †	762	12
Home Bancshares, Inc. †	708	16
Horizon Financial Corp. †	752	8
IBERIABANK Corp. †	685	36
Imperial Capital Bancorp, Inc. †	324	3
Independent Bank Corp. of Massachusetts †	888	26
Independent Bank Corp. of Michigan	1,307	8
Integra Bank Corp. †	1,276	18
International Bancshares Corp. †	3,120	79
Irwin Financial Corp.	1,069	4
Lakeland Bancorp, Inc. †	1,247	18
Lakeland Financial Corp. †	708	17
Macatawa Bank Corp. †	926	8
MainSource Financial Group, Inc. †	1,156	19
MB Financial, Inc. †	2,093	60
Midwest Banc Holdings, Inc. †	1,272	11
Nara Bancorp, Inc. †	1,313	17
National Penn Bancshares, Inc. †	4,695	80
NBT Bancorp, Inc. †	1,997	49
Northfield Bancorp, Inc. *†	1,132	13
Old National Bancorp of Indiana †	4,115	72
Old Second Bancorp, Inc. †	822	16
Oriental Financial Group, Inc.	1,208	22
Pacific Capital Bancorp †	2,915	58
PacWest Bancorp †	1,447	31
Park National Corp. †	745	53
Peoples Bancorp, Inc. of Ohio	647	15
Pinnacle Financial Partners, Inc. *†	1,400	38

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Banks – 5.1% – continued
Preferred Bank of California †	487	$4
PrivateBancorp, Inc. †	1,100	42
Prosperity Bancshares, Inc. †	2,267	72
Provident Bankshares Corp. †	1,901	18
Renasant Corp. †	1,262	29
Republic Bancorp, Inc. of Kentucky, Class A	614	15
Royal Bancshares of Pennsylvania, Inc., Class A	263	3
S & T Bancorp, Inc. †	1,463	48
Sandy Spring Bancorp, Inc. †	974	26
Santander BanCorp	271	4
SCBT Financial Corp. †	572	19
Seacoast Banking Corp. of Florida †	905	10
Security Bank Corp. of Georgia †	1,172	6
Sierra Bancorp †	464	10
Signature Bank of New York *†	1,800	51
Simmons First National Corp., Class A †	876	27
South Financial Group (The), Inc. †	4,600	25
Southside Bancshares, Inc. †	683	15
Southwest Bancorp, Inc. of Oklahoma †	796	14
Sterling Bancorp of New York †	1,070	16
Sterling Bancshares, Inc. of Texas †	4,446	45
Sterling Financial Corp. of Washington †	3,122	28
Suffolk Bancorp †	652	22
Sun Bancorp, Inc. of New Jersey *†	954	10
Superior Bancorp *†	573	9
Susquehanna Bancshares, Inc. †	5,269	101
SVB Financial Group *†	2,046	105
SY Bancorp, Inc. †	670	17
Taylor Capital Group, Inc. †	341	4
Texas Capital Bancshares, Inc. *†	1,400	25
Tompkins Financial Corp.	390	18
Trico Bancshares †	842	14
Trustco Bank Corp. of New York †	4,478	39
Trustmark Corp. †	3,000	60
UCBH Holdings, Inc. †	6,265	31
UMB Financial Corp. †	1,978	103
Umpqua Holdings Corp. †	3,659	51
Union Bankshares Corp. of Virginia †	791	16
United Bankshares, Inc. †	2,300	65
United Community Banks, Inc. of Georgia †	2,515	26
United Security Bancshares of California †	500	7
Univest Corp. of Pennsylvania †	800	20
Virginia Commerce Bancorp *†	1,094	7
W. Holding Co., Inc. †	6,200	7

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Banks – 5.1% – continued
Washington Trust Bancorp, Inc. †	696	$17
WesBanco, Inc. †	1,501	33
West Coast Bancorp of Oregon †	925	11
Westamerica Bancorporation †	1,908	106
Western Alliance Bancorp *†	1,000	11
Wilshire Bancorp, Inc. †	1,000	9
Wintrust Financial Corp. †	1,499	47
		3,879
Beverages – 0.4%
Boston Beer Co., Inc., Class A *†	596	24
Central European Distribution Corp. *†	2,146	153
Coca-Cola Bottling Co. Consolidated †	365	19
Farmer Bros. Co. †	400	10
Green Mountain Coffee Roasters, Inc. *†	1,100	47
Jones Soda Co. *	1,500	4
National Beverage Corp. †	520	4
Peet’s Coffee & Tea, Inc. *†	805	19
		280
Biotechnology – 2.3%
Acorda Therapeutics, Inc. *†	1,800	39
Affymax, Inc. *†	200	3
Affymetrix, Inc. *†	4,200	51
Alexion Pharmaceuticals, Inc. *†	2,358	168
AMAG Pharmaceuticals, Inc. *†	1,012	41
American Oriental Bioengineering, Inc. *†	3,500	42
Applera Corp. – Celera Group *	4,748	61
Arena Pharmaceuticals, Inc. *†	4,371	22
Ariad Pharmaceuticals, Inc. *†	3,898	10
Arqule, Inc. *†	2,200	9
Bio-Rad Laboratories, Inc., Class A *†	1,100	98
BioMimetic Therapeutics, Inc. *†	600	7
Cambrex Corp. *†	1,629	10
Cell Genesys, Inc. *†	4,656	16
CryoLife, Inc. *	1,500	17
Cytokinetics, Inc. *†	2,000	8
Encysive Pharmaceuticals, Inc. *†	3,967	9
Enzo Biochem, Inc. *	1,878	18
Enzon Pharmaceuticals, Inc. *†	2,652	23
Exelixis, Inc. *†	6,231	39
Genomic Health, Inc. *†	800	14
GenVec, Inc. *	3,800	7
Geron Corp. *†	4,615	20
GTX, Inc. *†	1,000	15
Halozyme Therapeutics, Inc. *†	3,800	20

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Biotechnology – 2.3% – continued
Human Genome Sciences, Inc. *†	8,300	$49
Illumina, Inc. *†	3,243	255
Immunomedics, Inc. *†	3,200	9
Incyte Corp. *†	5,140	50
Integra LifeSciences Holdings Corp. *†	1,046	44
InterMune, Inc. *†	1,866	26
Keryx Biopharmaceuticals, Inc. *	2,549	1
Kosan Biosciences, Inc. *	2,300	12
Martek Biosciences Corp. *†	2,000	76
Maxygen, Inc. *†	1,384	8
Medivation, Inc. *†	1,300	20
Molecular Insight Pharmaceuticals, Inc. *†	300	2
Momenta Pharmaceuticals, Inc. *†	1,400	18
Myriad Genetics, Inc. *†	2,632	127
Nanosphere, Inc. *	400	4
Nektar Therapeutics *†	5,500	25
Novacea, Inc. *	300	1
Omrix Biopharmaceuticals, Inc. *†	800	15
Orexigen Therapeutics, Inc. *†	500	4
Protalix BioTherapeutics, Inc. *†	100	–
Regeneron Pharmaceuticals, Inc. *†	3,846	77
RTI Biologics, Inc. *†	2,700	27
Savient Pharmaceuticals, Inc. *†	3,248	87
Seattle Genetics, Inc. of Washington *†	3,500	33
SuperGen, Inc. *	3,041	8
Telik, Inc. *	2,912	6
Tercica, Inc. *†	1,800	8
Xoma Ltd. *†	7,700	15
		1,774
Building Materials – 0.7%
AAON, Inc. †	820	17
Apogee Enterprises, Inc. †	1,755	42
Builders FirstSource, Inc. *†	900	7
China Architectural Engineering, Inc. *†	300	3
Comfort Systems USA, Inc. †	2,500	33
Drew Industries, Inc. *†	1,080	24
Gibraltar Industries, Inc.	1,540	25
Interline Brands, Inc. *†	1,690	30
LSI Industries, Inc.	1,138	12
NCI Building Systems, Inc. *†	1,213	38
PGT, Inc. *	500	2
Quanex Building Products Corp. *	2,275	40
Simpson Manufacturing Co., Inc. †	2,272	60
Texas Industries, Inc. †	1,742	127

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Building Materials – 0.7% – continued
Trex Co., Inc. *	724	$8
U.S. Concrete, Inc. *†	2,000	10
Universal Forest Products, Inc. †	1,006	34
		512
Chemicals – 2.7%
American Vanguard Corp. †	1,100	15
Arch Chemicals, Inc. †	1,516	58
Balchem Corp. †	1,100	27
CF Industries Holdings, Inc.	3,414	467
Ferro Corp.	2,593	50
Fuller (H.B.) Co. †	3,339	83
Georgia Gulf Corp. †	2,064	9
Grace (W.R.) & Co. *†	4,334	117
Hercules, Inc.	7,174	148
Innophos Holdings, Inc. †	1,300	36
Innospec, Inc.	1,460	36
Kronos Worldwide, Inc.	115	3
Landec Corp. *	1,300	10
Metabolix, Inc. *†	900	10
Minerals Technologies, Inc.	1,206	84
NewMarket Corp.	875	68
NL Industries, Inc. †	398	5
Olin Corp. †	4,606	104
OM Group, Inc. *†	1,834	80
PolyOne Corp. *	5,656	44
Rockwood Holdings, Inc. *†	2,166	80
Schulman (A.), Inc.	1,654	37
Sensient Technologies Corp. †	2,973	93
ShengdaTech, Inc. *†	1,700	14
Spartech Corp. †	1,770	19
Stepan Co. †	343	14
Symyx Technologies, Inc. *†	1,930	15
Terra Industries, Inc. †	5,700	249
Tronox, Inc., Class B †	2,400	8
Valhi, Inc. †	400	12
Zep, Inc. †	1,326	22
Zoltek Cos., Inc. *†	1,600	48
		2,065
Coal – 1.0%
Alpha Natural Resources, Inc. *†	4,373	357
International Coal Group, Inc. *†	7,800	79
Walter Industries, Inc.	3,200	298
		734

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Commercial Services – 6.2%
Aaron Rents, Inc. †	2,835	$63
ABM Industries, Inc. †	2,633	57
Administaff, Inc. †	1,298	36
Advance America Cash Advance Centers, Inc. †	3,680	26
Advisory Board (The) Co. *†	1,079	50
Albany Molecular Research, Inc. *†	1,489	21
American Public Education, Inc. *†	308	11
AMN Healthcare Services, Inc. *†	2,111	37
Arbitron, Inc. †	1,709	85
Arrowhead Research Corp. *	2,000	5
Bankrate, Inc. *†	710	36
Barrett Business Services	400	5
BearingPoint, Inc. *†	12,600	17
Bowne & Co., Inc. †	1,657	25
Capella Education Co. *†	700	45
Cardtronics, Inc. *†	800	8
CBIZ, Inc. *†	2,821	24
CDI Corp. †	764	22
Cenveo, Inc. *†	3,270	38
Chemed Corp. †	1,548	56
Clayton Holdings, Inc. *†	600	4
Coinstar, Inc. *†	1,711	65
Consolidated Graphics, Inc. *†	484	27
Corinthian Colleges, Inc. *†	5,300	68
Cornell Cos., Inc. *	600	13
Corvel Corp. *†	486	17
CoStar Group, Inc. *†	1,195	56
CPI Corp. †	300	7
CRA International, Inc. *†	709	25
Cross Country Healthcare, Inc. *†	1,913	30
Deluxe Corp. †	3,200	72
DeVry, Inc. †	3,700	211
Diamond Management & Technology Consultants, Inc. †	1,600	8
Dollar Financial Corp. *†	1,000	20
Dollar Thrifty Automotive Group *†	1,327	19
DynCorp International, Inc., Class A *†	1,500	26
Electro Rent Corp. †	1,070	15
Emergency Medical Services Corp. *†	600	14
Euronet Worldwide, Inc. *†	2,790	55
ExlService Holdings, Inc. *†	1,391	28
Exponent, Inc. *†	950	31
First Advantage Corp., Class A *†	432	9
Forrester Research, Inc. *	875	26

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Commercial Services – 6.2% – continued
FTI Consulting, Inc. *	3,078	$185
Gartner, Inc. *†	4,083	89
Geo Group (The), Inc. *†	3,140	72
Gevity HR, Inc. †	1,452	11
Global Cash Access Holdings, Inc. *†	2,562	18
Great Lakes Dredge & Dock Corp. †	700	4
H&E Equipment Services, Inc. *†	1,100	15
Healthcare Services Group †	2,491	44
Healthspring, Inc. *†	2,900	54
Heartland Payment Systems, Inc. †	1,000	26
Heidrick & Struggles International, Inc. †	1,154	33
HMS Holdings Corp. *†	1,300	26
Hudson Highland Group, Inc. *†	1,549	19
Huron Consulting Group, Inc. *†	1,144	61
ICT Group, Inc. *†	500	5
Integrated Electrical Services, Inc. *†	800	15
Interactive Data Corp.	2,200	61
INVESTools, Inc. *†	3,200	26
Jackson Hewitt Tax Service, Inc. †	1,700	24
K12, Inc. *†	364	10
Kelly Services, Inc., Class A	1,454	31
Kendle International, Inc. *†	800	30
Kenexa Corp. *	1,415	28
Kforce, Inc. *†	1,900	18
Korn/Ferry International *†	2,940	49
Landauer, Inc. †	515	31
LECG Corp. *†	1,500	15
Lincoln Educational Services Corp. *	300	4
Live Nation, Inc. *†	4,500	68
MAXIMUS, Inc. †	1,168	43
McGrath Rentcorp †	1,472	41
Midas, Inc. *†	896	14
Monro Muffler, Inc. †	1,028	19
Morningstar, Inc. *†	800	57
MPS Group, Inc. *†	5,793	66
Multi-Color Corp. †	450	10
Navigant Consulting, Inc. *†	2,903	58
Net 1 UEPS Technologies, Inc. *†	2,600	73
Odyssey Marine Exploration, Inc. *†	2,300	11
On Assignment, Inc. *†	2,100	18
Parexel International Corp. *†	3,490	86
PeopleSupport, Inc. *†	1,400	13
PharmaNet Development Group, Inc. *†	1,097	18
PHH Corp. *†	3,300	62

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Commercial Services – 6.2% – continued
Pre-Paid Legal Services, Inc. *†	493	$21
Premier Exhibitions, Inc. *	1,700	8
Protection One, Inc. *†	400	3
Providence Service (The) Corp. *†	694	18
QC Holdings, Inc. †	500	4
Rent-A-Center, Inc. *†	4,100	86
Resources Connection, Inc. †	2,704	57
Riskmetrics Group, Inc. *†	1,327	27
Rollins, Inc. †	2,612	42
RSC Holdings, Inc. *†	1,200	14
SAIC, Inc. *†	11,397	227
Senomyx, Inc. *†	1,722	9
Sotheby’s †	4,056	109
Source Interlink Cos., Inc. *	1,723	2
Spherion Corp. *†	3,271	16
Standard Parking Corp. *†	600	13
Steiner Leisure Ltd. *†	1,000	39
Stewart Enterprises, Inc., Class A †	5,789	40
Strayer Education, Inc. †	858	171
SuccessFactors, Inc. *†	700	8
Team, Inc. *†	1,000	32
TeleTech Holdings, Inc. *†	2,625	68
TNS, Inc. *	1,500	38
TrueBlue, Inc. *†	2,674	39
Universal Technical Institute, Inc. *†	1,300	17
Valassis Communications, Inc. *†	3,000	48
Viad Corp. †	1,300	43
VistaPrint Ltd. *†	2,700	85
Volt Information Sciences, Inc. *	784	12
Watson Wyatt Worldwide, Inc., Class A	2,629	154
Wright Express Corp. *	2,460	79
		4,703
Computers – 2.1%
3D Systems Corp. *†	1,000	9
3PAR, Inc. *†	434	4
Agilysys, Inc. †	1,490	16
Ansoft Corp. *	1,008	37
CACI International, Inc., Class A *	1,900	97
CIBER, Inc. *	3,285	23
Cogo Group, Inc. *†	1,200	17
Compellent Technologies, Inc. *	400	4
COMSYS IT Partners, Inc. *†	1,100	11
Cray, Inc. *†	1,800	11
Data Domain, Inc. *†	636	15

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Computers – 2.1% – continued
Echelon Corp. *†	1,827	$27
Electronics for Imaging, Inc. *†	3,286	54
Henry (Jack) & Associates, Inc.	4,907	117
Hutchinson Technology, Inc. *†	1,561	22
iGate Corp. *†	1,309	11
IHS, Inc., Class A *†	2,083	124
Imation Corp. †	2,000	52
Immersion Corp. *†	1,800	15
Integral Systems, Inc. of Maryland †	624	25
InterVoice, Inc. *†	2,253	15
Isilon Systems, Inc. *†	400	2
Limelight Networks, Inc. *†	937	3
LivePerson, Inc. *†	2,200	7
Magma Design Automation, Inc. *†	2,398	18
Manhattan Associates, Inc. *†	1,594	40
Mentor Graphics Corp. *†	5,492	64
Mercury Computer Systems, Inc. *†	1,369	12
Micros Systems, Inc. *†	4,966	164
MTS Systems Corp. †	1,026	39
Ness Technologies, Inc. *	2,000	23
Netezza Corp. *†	600	8
Palm, Inc. †	6,228	38
Perot Systems Corp., Class A *	5,342	88
Quantum Corp. *†	11,496	20
Rackable Systems, Inc. *†	1,700	23
Radiant Systems, Inc. *†	1,600	22
Radisys Corp. *†	1,297	13
Rimage Corp. *†	600	11
SI International, Inc. *†	800	20
Silicon Graphics, Inc. *†	400	3
Silicon Storage Technology, Inc. *†	5,171	17
Smart Modular Technologies WWH, Inc. *	2,900	16
SRA International, Inc., Class A *†	2,600	61
STEC, Inc. *†	2,000	26
Stratasys, Inc. *†	1,260	27
Super Micro Computer, Inc. *†	568	4
SYKES Enterprises, Inc. *†	1,990	41
Synaptics, Inc. *†	1,506	64
Syntel, Inc. †	730	24
Virtusa Corp. *	300	3
		1,607
Cosmetics/Personal Care – 0.1%
Chattem, Inc. *†	1,032	64
Elizabeth Arden, Inc. *†	1,410	21

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Cosmetics/Personal Care – 0.1% – continued
Inter Parfums, Inc. †	500	$13
Revlon, Inc., Class A *	11,200	10
		108
Distribution/Wholesale – 0.8%
Beacon Roofing Supply, Inc. *†	2,650	32
BlueLinx Holdings, Inc.	573	3
BMP Sunstone Corp. *†	1,800	13
Brightpoint, Inc. *	3,120	31
Building Material Holding Corp.	1,708	5
Core-Mark Holding Co., Inc. *†	600	17
Houston Wire & Cable Co. †	900	19
LKQ Corp. *	6,908	153
MWI Veterinary Supply, Inc. *†	539	21
Owens & Minor, Inc. †	2,569	122
Scansource, Inc. *†	1,634	49
United Stationers, Inc. *†	1,518	64
Watsco, Inc. †	1,440	67
		596
Diversified Financial Services – 1.7%
Advanta Corp., Class B †	2,264	20
Asset Acceptance Capital Corp. †	900	13
Asta Funding, Inc. †	710	6
BGC Partners, Inc. *†	1,168	10
Calamos Asset Management, Inc., Class A †	1,254	25
Centerline Holding Co.	3,015	8
Cityscape Financial Corp. *(1)	2,500	–
Cohen & Steers, Inc. †	1,100	33
CompuCredit Corp. *†	1,122	10
Cowen Group, Inc. *†	900	7
Credit Acceptance Corp. *†	275	7
Duff & Phelps Corp. *†	546	9
Encore Capital Group, Inc. *†	1,000	11
Epoch Holding Corp. †	500	5
Evercore Partners, Inc., Class A †	500	7
FBR Capital Markets Corp. *†	1,800	9
FCStone Group, Inc. *†	550	22
Federal Agricultural Mortgage Corp., Class C †	621	18
Financial Federal Corp. †	1,559	38
Friedman Billings Ramsey Group, Inc., Class A †	8,500	16
GAMCO Investors, Inc., Class A †	316	17
GFI Group, Inc.	4,004	47
Greenhill & Co., Inc. †	1,100	66
Interactive Brokers Group, Inc., Class A *†	2,500	81
KBW, Inc. *†	1,900	47

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Diversified Financial Services – 1.7% – continued
Knight Capital Group, Inc., Class A *†	6,021	$107
LaBranche & Co., Inc. *	3,100	21
Ladenburg Thalmann Financial Services, Inc. *†	5,700	11
MarketAxess Holdings, Inc. *†	1,800	14
National Financial Partners Corp. †	2,400	59
Nelnet, Inc., Class A	1,100	15
NewStar Financial, Inc. *	942	5
Ocwen Financial Corp. *†	2,059	15
optionsXpress Holdings, Inc. †	2,700	62
Penson Worldwide, Inc. *†	800	11
Piper Jaffray Cos. *†	1,089	41
Portfolio Recovery Associates, Inc. *†	922	38
Pzena Investment Management, Inc. †	400	5
Sanders Morris Harris Group, Inc. †	1,039	8
Stifel Financial Corp. *†	900	51
SWS Group, Inc.	1,372	25
Thomas Weisel Partners Group, Inc. *	1,200	8
TradeStation Group, Inc. *†	1,727	18
US Global Investors, Inc., Class A †	700	11
W.P. Stewart & Co., Ltd. †	1,300	3
Waddell & Reed Financial, Inc., Class A	5,200	184
World Acceptance Corp. *†	1,093	48
		1,292
Electric – 1.9%
Allete, Inc. †	1,600	71
Aquila, Inc. *	22,589	86
Avista Corp. †	3,189	68
Black Hills Corp. †	2,241	79
Central Vermont Public Service Corp. †	600	12
CH Energy Group, Inc. †	911	34
Cleco Corp. †	3,619	90
El Paso Electric Co. *	2,743	59
Empire District Electric (The) Co. †	1,959	41
EnerNOC, Inc. *†	200	3
Idacorp, Inc. †	2,758	85
ITC Holdings Corp. †	2,976	162
MGE Energy, Inc. †	1,246	43
NorthWestern Corp.	2,400	64
Ormat Technologies, Inc. †	846	42
Otter Tail Corp. †	1,837	69
Pike Electric Corp. *†	1,100	17
PNM Resources, Inc. †	4,727	70
PNM Resources, Inc. – Fractional Shares *(1)	50,000	–
Portland General Electric Co.	1,800	42

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Electric – 1.9% – continued
UIL Holdings Corp. †	1,501	$49
Unisource Energy Corp.	2,177	74
Westar Energy, Inc. †	6,230	150
		1,410
Electrical Components & Equipment – 1.2%
Advanced Energy Industries, Inc. *†	2,149	34
American Superconductor Corp. *†	2,469	87
Belden, Inc. †	2,781	116
Coleman Cable, Inc. *†	500	6
Encore Wire Corp. †	1,389	31
Energy Conversion Devices, Inc. *	2,427	154
EnerSys *	1,400	44
GrafTech International Ltd. *	6,434	170
Greatbatch, Inc. *†	1,329	25
Insteel Industries, Inc. †	1,100	18
Littelfuse, Inc. *†	1,363	52
Medis Technologies Ltd. *†	1,436	9
Orion Energy Systems, Inc. *†	500	6
Powell Industries, Inc. *	452	24
Power-One, Inc. *†	4,052	12
Superior Essex, Inc. *	1,300	57
Universal Display Corp. *†	1,601	24
Vicor Corp. †	1,194	13
		882
Electronics – 3.0%
American Science & Engineering, Inc. †	566	29
Analogic Corp. †	818	55
Applied Energetics, Inc. *†	1,920	4
Badger Meter, Inc. †	900	44
Bel Fuse, Inc., Class B †	722	19
Benchmark Electronics, Inc. *	4,291	76
Brady Corp., Class A	3,046	118
Checkpoint Systems, Inc. *†	2,394	62
Cogent, Inc. *†	2,598	31
CTS Corp.	2,056	22
Cubic Corp. †	975	25
Cymer, Inc. *†	1,875	58
Daktronics, Inc. *†	1,906	38
Dionex Corp. *	1,209	88
Eagle Test Systems, Inc. *†	700	8
Electro Scientific Industries, Inc. *	1,766	28
Excel Technology, Inc. *	693	18
FARO Technologies, Inc. *†	1,000	29
FEI Co. *†	2,176	51

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Electronics – 3.0% – continued
Flir Systems, Inc. *†	8,200	$323
ICx Technologies, Inc. *†	200	1
II-VI, Inc. *†	1,428	56
Itron, Inc. *†	1,820	178
Kemet Corp. *†	5,133	21
L-1 Identity Solutions, Inc. *†	3,812	60
LoJack Corp. *	1,100	10
Measurement Specialties, Inc. *	900	18
Methode Electronics, Inc.	2,245	26
Multi-Fineline Electronix, Inc. *†	500	10
Newport Corp. *†	1,957	26
OSI Systems, Inc. *†	908	23
OYO Geospace Corp. *†	300	17
Park Electrochemical Corp. †	1,255	37
Plexus Corp. *†	2,692	76
Rofin-Sinar Technologies, Inc. *†	1,918	68
Rogers Corp. *	1,084	43
Sonic Solutions, Inc. *†	1,375	13
Stoneridge, Inc. *†	900	15
Taser International, Inc. *†	3,882	27
Technitrol, Inc.	2,511	50
TTM Technologies, Inc. *†	2,605	38
Varian, Inc. *	1,912	106
Watts Water Technologies, Inc., Class A †	1,879	53
Woodward Governor Co. †	3,732	150
X-Rite, Inc. *	1,638	3
Zygo Corp. *	900	11
		2,262
Energy – Alternate Sources – 0.3%
Aventine Renewable Energy Holdings, Inc. *†	1,800	10
Clean Energy Fuels Corp. *†	600	9
Comverge, Inc. *†	400	5
Evergreen Energy, Inc. *	4,826	11
Evergreen Solar, Inc. *†	6,137	64
FuelCell Energy, Inc. *†	4,029	41
Headwaters, Inc. *†	2,347	25
MGP Ingredients, Inc.	600	4
Nova Biosource Fuels, Inc. *	1,800	2
Pacific Ethanol, Inc. *	2,200	8
VeraSun Energy Corp. *†	3,211	22
Verenium Corp. *†	2,394	6
		207
Engineering & Construction – 0.7%
Aecom Technology Corp. *†	2,700	87

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Engineering & Construction – 0.7% – continued
Baker (Michael) Corp. *	400	$9
Dycom Industries, Inc. *†	2,458	42
EMCOR Group, Inc. *	3,972	116
ENGlobal Corp. *†	1,000	10
Granite Construction, Inc.	2,138	78
Insituform Technologies, Inc., Class A *†	1,618	30
Layne Christensen Co. *	1,048	54
Perini Corp. *	1,658	64
Stanley, Inc. *†	500	16
		506
Entertainment – 0.8%
Bally Technologies, Inc. *†	3,261	147
Bluegreen Corp. *†	1,200	8
Carmike Cinemas, Inc.	800	7
Churchill Downs, Inc. †	593	25
Cinemark Holdings, Inc. †	1,700	25
Dover Downs Gaming & Entertainment, Inc. †	917	8
Great Wolf Resorts, Inc. *†	1,790	12
Isle of Capri Casinos, Inc. *†	877	6
Lakes Entertainment, Inc. *	1,000	5
Macrovision Solutions Corp. *†	6,583	89
Magna Entertainment Corp., Class A *	1,991	1
National CineMedia, Inc. †	2,600	52
Pinnacle Entertainment, Inc. *†	3,672	51
Shuffle Master, Inc. *†	2,109	13
Six Flags, Inc. *	3,736	8
Speedway Motorsports, Inc. †	862	22
Steinway Musical Instruments *†	472	13
Vail Resorts, Inc. *†	2,010	100
		592
Environmental Control – 0.9%
American Ecology Corp. †	1,000	29
Calgon Carbon Corp. *†	2,439	43
Casella Waste Systems, Inc., Class A *†	1,368	15
Clean Harbors, Inc. *†	1,197	85
Darling International, Inc. *†	5,046	81
EnergySolutions, Inc.	1,800	46
Fuel Tech, Inc. *†	1,100	28
Mine Safety Appliances Co. †	1,778	73
Rentech, Inc. *†	9,800	23
Tetra Tech, Inc. *†	3,608	96
Waste Connections, Inc. *	4,304	141
Waste Services, Inc. *†	1,133	9
		669

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Food – 1.5%
American Dairy, Inc. *†	400	$5
Arden Group, Inc., Class A †	43	5
Cal-Maine Foods, Inc. †	800	25
Chiquita Brands International, Inc. *†	2,654	65
Flowers Foods, Inc. †	4,800	135
Fresh Del Monte Produce, Inc. *†	1,900	56
Great Atlantic & Pacific Tea Co. *†	1,801	45
Hain Celestial Group, Inc. *†	2,461	71
Imperial Sugar Co. †	700	10
Ingles Markets, Inc., Class A †	773	19
J & J Snack Foods Corp. †	800	23
Lance, Inc. †	1,877	39
M & F Worldwide Corp. *†	739	27
Nash Finch Co. †	755	29
Pilgrims Pride Corp. †	2,759	72
Ralcorp Holdings, Inc. *†	1,568	94
Ruddick Corp. †	2,588	92
Sanderson Farms, Inc. †	1,071	54
Seaboard Corp. †	18	32
Spartan Stores, Inc. †	1,300	31
Tootsie Roll Industries, Inc. †	2,275	58
TreeHouse Foods, Inc. *†	1,900	50
United Natural Foods, Inc. *†	2,646	56
Village Super Market, Class A	200	9
Weis Markets, Inc. †	759	26
Winn-Dixie Stores, Inc. *†	2,100	38
		1,166
Forest Products & Paper – 0.6%
AbitibiBowater, Inc. †	3,156	37
Boise, Inc. *†	2,400	10
Buckeye Technologies, Inc. *†	2,326	25
Deltic Timber Corp. †	653	35
Glatfelter	2,739	43
Mercer International, Inc. *†	1,900	15
Neenah Paper, Inc. †	900	19
Potlatch Corp.	2,379	115
Rock-Tenn Co., Class A †	2,091	75
Schweitzer-Mauduit International, Inc. †	916	19
Verso Paper Corp. *	500	5
Wausau Paper Corp. †	2,658	25
Xerium Technologies, Inc.	1,200	6
		429
Gas – 1.0%
EnergySouth, Inc. †	439	24

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Gas – 1.0% – continued
Laclede Group (The), Inc. †	1,271	$51
New Jersey Resources Corp. †	2,559	85
Nicor, Inc. †	2,800	114
Northwest Natural Gas Co. †	1,622	74
Piedmont Natural Gas Co., Inc. †	4,500	122
South Jersey Industries, Inc. †	1,762	67
Southwest Gas Corp. †	2,520	79
WGL Holdings, Inc.	3,100	108
		724
Hand/Machine Tools – 0.4%
Baldor Electric Co. †	2,818	99
Franklin Electric Co., Inc. †	1,172	47
Hardinge, Inc. †	700	10
Raser Technologies, Inc. *†	1,900	21
Regal-Beloit Corp. †	1,951	91
		268
Healthcare – Products – 3.5%
Abaxis, Inc. *†	1,300	38
Abiomed, Inc. *†	1,700	25
Accuray, Inc. *†	990	9
Align Technology, Inc. *†	3,631	48
American Medical Systems Holdings, Inc. *†	4,420	67
Angiodynamics, Inc. *†	1,247	19
Arthrocare Corp. *†	1,677	74
Aspect Medical Systems, Inc. *	955	5
Bruker BioSciences Corp. *†	3,988	46
Cantel Medical Corp. *†	700	8
CardioNet, Inc. *†	300	8
Cepheid, Inc. *†	3,442	91
Conceptus, Inc. *†	1,800	34
Conmed Corp. *	1,723	46
Cutera, Inc. *†	800	8
Cyberonics, Inc. *†	1,431	25
Cynosure, Inc., Class A *†	500	12
Datascope Corp. †	790	34
ev3, Inc. *†	2,803	28
Haemonetics Corp. of Massachusetts *	1,680	95
Hansen Medical, Inc., *†	664	12
Hologic, Inc. *†	14,998	360
ICU Medical, Inc. *†	759	19
Immucor, Inc. *	4,264	114
Insulet Corp. *†	500	8
Invacare Corp. †	1,736	32
Inverness Medical Innovations, Inc. *†	4,661	170

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Healthcare – Products – 3.5% – continued
Kensey Nash Corp. *	679	$20
LCA-Vision, Inc.	1,100	9
Luminex Corp. *†	2,195	49
Masimo Corp. *†	895	31
Medical Action Industries, Inc. *	800	11
Mentor Corp. †	2,071	65
Meridian Bioscience, Inc. †	2,475	73
Merit Medical Systems, Inc. *†	1,638	26
Micrus Endovascular Corp. *†	900	10
Minrad International, Inc. *	2,500	6
Natus Medical, Inc. *†	1,400	30
Northstar Neuroscience, Inc. *	1,000	2
NuVasive, Inc. *†	2,200	93
NxStage Medical, Inc. *†	1,200	6
OraSure Technologies, Inc. *†	2,750	15
Orthofix International N.V. *†	1,000	33
Palomar Medical Technologies, Inc. *†	1,100	12
PSS World Medical, Inc. *†	3,914	71
Quidel Corp. *†	1,700	29
Sirona Dental Systems, Inc. *†	1,000	30
Sonic Innovations, Inc. *†	1,400	6
SonoSite, Inc. *†	1,020	31
Spectranetics Corp. *	1,900	21
Stereotaxis, Inc. *†	1,497	8
STERIS Corp.	4,000	121
SurModics, Inc. *†	929	42
Symmetry Medical, Inc. *†	2,120	31
Thoratec Corp. *†	3,272	54
TomoTherapy, Inc. *†	700	6
Trans1, Inc. *†	400	6
Vital Images, Inc. *†	1,000	15
Vital Signs, Inc.	682	39
Volcano Corp. *†	1,700	24
West Pharmaceutical Services, Inc. †	2,004	95
Wright Medical Group, Inc. *†	2,198	65
Zoll Medical Corp. *†	1,232	45
		2,665
Healthcare – Services – 1.6%
Air Methods Corp. *†	600	23
Alliance Imaging, Inc. *†	1,500	13
Amedisys, Inc. *†	1,608	82
American Dental Partners, Inc. *	700	8
AMERIGROUP Corp. *	3,300	91
Amsurg Corp. *	1,845	50

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Healthcare – Services – 1.6% – continued
Apria Healthcare Group, Inc. *	2,700	$46
Assisted Living Concepts, Inc., Class A *†	3,500	23
athenahealth, Inc. *†	401	13
Bio-Reference Labs, Inc. *	704	18
Capital Senior Living Corp. *†	1,400	11
Centene Corp. *	2,658	56
Emeritus Corp. *†	700	15
Ensign Group, Inc. (The) †	300	3
Genoptix, Inc. *†	332	9
Gentiva Health Services, Inc. *†	1,694	34
Healthsouth Corp. *†	4,800	90
Healthways, Inc. *†	2,180	70
Hythiam, Inc. *	2,100	5
IPC The Hospitalist Co, Inc. *†	400	9
Kindred Healthcare, Inc. *	1,762	49
LHC Group, Inc. *†	897	19
Magellan Health Services, Inc. *	2,400	97
Medcath Corp. *†	600	13
Molina Healthcare, Inc. *†	800	24
National Healthcare Corp. †	386	20
Nighthawk Radiology Holdings, Inc. *†	1,300	10
Odyssey HealthCare, Inc. *†	2,039	22
Psychiatric Solutions, Inc. *†	3,300	120
RehabCare Group, Inc. *	1,021	17
Res-Care, Inc. *	1,500	29
Skilled Healthcare Group, Inc., Class A *†	1,300	18
Sun Healthcare Group, Inc. *	2,600	37
Sunrise Senior Living, Inc. *†	2,740	73
Triple-S Management Corp. *†	822	16
Virtual Radiologic Corp. *†	300	3
		1,236
Holding Companies – Diversified – 0.3%
Alternative Asset Management Acquisition Corp. *	2,500	23
Compass Diversified Trust	1,200	17
Energy Infrastructure Acquisition Corp. *	1,300	13
Heckmann Corp. *	3,177	27
Hicks Acquisition Co I, Inc. *	3,340	31
Information Services Group, Inc. *	1,400	7
Marathon Acquisition Corp. *	2,300	18
NRDC Acquisition Corp. *	2,483	23
NTR Acquisition Co. *†	1,397	14
Resource America, Inc., Class A †	727	7
Triplecrown Acquisition Corp. *	2,819	26
		206

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Home Builders – 0.3%
Amrep Corp. †	100	$5
Beazer Homes USA, Inc. †	2,400	17
Brookfield Homes Corp. †	721	11
Champion Enterprises, Inc. *†	4,754	40
Fleetwood Enterprises, Inc. *†	3,703	15
Hovnanian Enterprises, Inc., Class A *†	2,300	18
M/I Homes, Inc. †	774	13
Meritage Homes Corp. *†	1,600	28
Monaco Coach Corp.	1,793	8
Palm Harbor Homes, Inc. *†	591	4
Skyline Corp. †	408	11
Standard-Pacific Corp. †	4,000	13
WCI Communities, Inc. *	1,966	4
Winnebago Industries, Inc. †	1,772	26
		213
Home Furnishings – 0.4%
American Woodmark Corp. †	638	14
Audiovox Corp., Class A *†	1,037	11
DTS, Inc. *†	1,100	37
Ethan Allen Interiors, Inc. †	1,600	45
Furniture Brands International, Inc. †	3,000	42
Hooker Furniture Corp. †	704	14
Kimball International, Inc., Class B	1,589	17
La-Z-Boy, Inc. †	3,000	19
Sealy Corp. †	2,700	17
Tempur-Pedic International, Inc. †	4,660	50
TiVo, Inc. *†	5,933	50
Universal Electronics, Inc. *†	891	23
		339
Household Products/Wares – 0.8%
ACCO Brands Corp. *†	3,300	51
American Greetings Corp., Class A †	3,100	58
Blyth, Inc. †	1,500	29
Central Garden and Pet Co., Class A *†	4,247	32
CSS Industries, Inc. †	442	13
Ennis, Inc. †	1,532	29
Fossil, Inc. *†	2,700	85
Helen of Troy Ltd. *†	1,800	32
Prestige Brands Holdings, Inc. *†	2,000	22
Russ Berrie & Co., Inc. *†	947	11
Spectrum Brands, Inc. *†	2,200	9
Standard Register (The) Co. †	1,084	13
Tupperware Brands Corp.	3,845	147

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Household Products/Wares – 0.8% – continued
WD-40 Co.	1,034	$36
		567
Housewares – 0.0%
Libbey, Inc. †	900	10
Lifetime Brands, Inc.	536	4
National Presto Industries, Inc. †	250	17
		31
Insurance – 3.2%
American Equity Investment Life Holding Co. †	3,400	36
American Physicians Capital, Inc. †	506	23
Amerisafe, Inc. *	1,100	17
Amtrust Financial Services, Inc.	1,500	22
Argo Group International Holdings Ltd. *†	1,806	70
Aspen Insurance Holdings Ltd.	5,500	141
Assured Guaranty Ltd. †	5,575	129
Baldwin & Lyons, Inc., Class B †	418	9
Castlepoint Holdings Ltd. †	400	4
Citizens, Inc. of Texas *†	2,100	14
CNA Surety Corp. *†	977	14
Commerce Group, Inc. †	3,097	114
Crawford & Co., Class B *†	1,500	9
Darwin Professional Underwriters, Inc. *	500	14
Delphi Financial Group, Inc., Class A	2,757	80
Donegal Group, Inc., Class A	798	14
eHealth, Inc. *†	800	20
EMC Insurance Group, Inc. †	356	10
Employers Holdings, Inc. †	3,000	57
Enstar Group Ltd. *†	400	43
FBL Financial Group, Inc., Class A	903	24
First Acceptance Corp. *†	905	3
First Mercury Financial Corp. *†	829	15
Flagstone Reinsurance Holdings Ltd. †	800	10
FPIC Insurance Group, Inc. *†	600	27
Greenlight Capital Re Ltd., Class A *†	600	12
Hallmark Financial Services *	300	4
Harleysville Group, Inc. †	897	35
Hilb, Rogal & Hobbs Co. †	2,291	71
Horace Mann Educators Corp. †	2,429	40
Independence Holding Co. †	334	5
Infinity Property & Casualty Corp. †	1,007	41
IPC Holdings Ltd. †	3,509	100
Kansas City Life Insurance Co. †	300	16
LandAmerica Financial Group, Inc. †	1,037	31
Max Capital Group Ltd. †	3,517	85

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Insurance – 3.2% – continued
Meadowbrook Insurance Group, Inc. †	1,800	$12
Montpelier Re Holdings Ltd. †	5,834	98
National Interstate Corp. †	300	7
National Western Life Insurance Co., Class A †	103	24
Navigators Group, Inc. *†	788	40
NYMAGIC, Inc. †	300	7
Odyssey Re Holdings Corp. †	1,735	65
Phoenix Companies (The), Inc.	6,960	70
Platinum Underwriters Holdings Ltd.	3,005	107
PMA Capital Corp., Class A *	1,924	19
Presidential Life Corp.	1,279	22
Primus Guaranty Ltd. *†	2,600	12
ProAssurance Corp. *†	2,022	104
RAM Holdings Ltd. *	1,100	1
RLI Corp.	1,138	58
Safety Insurance Group, Inc.	955	37
SeaBright Insurance Holdings, Inc. *	1,255	19
Security Capital Assurance Ltd. †	1,400	1
Selective Insurance Group, Inc. †	3,320	73
State Auto Financial Corp. †	857	24
Stewart Information Services Corp. †	1,057	25
Tower Group, Inc. †	1,200	31
Triad Guaranty, Inc. *	613	1
United America Indemnity Ltd., Class A *†	1,500	22
United Fire & Casualty Co. †	1,352	49
Universal American Financial Corp. *†	3,074	35
Validus Holdings Ltd. †	902	19
Zenith National Insurance Corp. †	2,291	92
		2,433
Internet – 3.6%
1-800-FLOWERS.COM, Inc., Class A *†	1,426	12
Ariba, Inc. *†	5,268	78
Art Technology Group, Inc. *†	7,500	28
AsiaInfo Holdings, Inc. *†	1,900	26
Avocent Corp. *†	2,802	55
Blue Coat Systems, Inc. *†	1,998	36
Blue Nile, Inc. *†	858	46
Chordiant Software, Inc. *†	1,920	12
CMGI, Inc. *†	2,956	44
CNET Networks, Inc. *	9,346	107
Cogent Communications Group, Inc. *†	2,900	48
comScore, Inc. *†	403	10
Constant Contact, Inc. *†	419	8
CyberSource Corp. *†	3,956	77

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Internet – 3.6% – continued
DealerTrack Holdings, Inc. *†	2,266	$48
Dice Holdings, Inc. *†	963	7
Digital River, Inc. *†	2,302	92
Earthlink, Inc. *†	6,774	65
Equinix, Inc. *†	2,224	212
eResearch Technology, Inc. *†	2,400	38
FTD Group, Inc.	1,120	17
Global Sources Ltd. *†	1,090	17
GSI Commerce, Inc. *†	1,197	17
Harris Interactive, Inc. *	3,077	6
HSW International, Inc. *†	900	3
i2 Technologies, Inc. *†	900	11
Ibasis, Inc. †	1,800	6
Imergent, Inc.	700	8
Infospace, Inc. †	1,998	18
Internap Network Services Corp. *†	2,819	15
Internet Brands, Inc. *	300	2
Internet Capital Group, Inc. *†	2,300	23
Interwoven, Inc. *†	2,615	35
iPass, Inc. *†	2,700	6
j2 Global Communications, Inc. *†	2,966	79
Keynote Systems, Inc. *†	900	12
Knot (The), Inc. *†	1,700	20
Lionbridge Technologies *†	3,505	9
Liquidity Services, Inc. *†	600	7
LoopNet, Inc. *†	1,600	21
Mercadolibre, Inc. *†	1,016	48
Move, Inc. *†	6,056	18
NetFlix, Inc. *†	2,576	78
NIC, Inc.	2,334	19
On2 Technologies, Inc. *	9,200	8
Online Resources Corp. *	1,700	17
Openwave Systems, Inc. †	4,765	9
Orbitz Worldwide, Inc. *†	2,000	16
Overstock.com, Inc. *†	964	24
Perficient, Inc. *†	1,900	20
Priceline.com, Inc. *†	2,302	310
RealNetworks, Inc. *†	5,800	42
RightNow Technologies, Inc. *†	1,100	16
S1 Corp. *	3,008	20
Safeguard Scientifics, Inc. *†	6,600	9
Sapient Corp. *†	4,848	32
Secure Computing Corp. *†	2,802	15
Shutterfly, Inc. *†	900	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Internet – 3.6% – continued
Sohu.com, Inc. *†	1,727	$151
SonicWALL, Inc. *†	3,610	29
Sourcefire, Inc. *†	400	3
Stamps.com, Inc. *	999	15
TechTarget, Inc. *†	500	6
Terremark Worldwide, Inc. *†	3,000	19
TheStreet.com, Inc. †	1,300	10
TIBCO Software, Inc. *	11,700	90
Travelzoo, Inc. *†	402	4
TriZetto Group, Inc. *†	2,701	58
United Online, Inc. †	4,150	51
ValueClick, Inc. *†	6,144	124
Vasco Data Security International, Inc. *†	1,600	21
Vignette Corp. *	1,500	19
Vocus, Inc. *†	800	25
Websense, Inc. *†	2,686	47
		2,767
Investment Companies – 0.6%
Ampal-American Israel Corp., Class A *†	1,100	6
Apollo Investment Corp. †	8,700	157
Ares Capital Corp. †	5,723	71
BlackRock Kelso Capital Corp. †	606	7
Capital Southwest Corp. †	151	18
Gladstone Capital Corp. †	1,223	22
Hercules Technology Growth Capital, Inc. †	1,900	20
Kohlberg Capital Corp. †	1,000	13
MCG Capital Corp. †	4,190	24
MVC Capital, Inc. †	1,500	23
NGP Capital Resources Co. †	1,300	22
Patriot Capital Funding, Inc. †	1,200	12
PennantPark Investment Corp. †	1,200	10
Prospect Capital Corp. †	1,500	22
TICC Capital Corp.	1,200	8
		435
Iron/Steel – 0.3%
Esmark, Inc. *†	800	15
Olympic Steel, Inc. †	500	32
Schnitzer Steel Industries, Inc., Class A †	1,306	131
Universal Stainless & Alloy *	400	16
		194
Leisure Time – 0.5%
Ambassadors Group, Inc. †	988	18
Ambassadors International, Inc. *	500	3
Arctic Cat, Inc. †	640	5

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Leisure Time – 0.5% – continued
Callaway Golf Co.	4,099	$52
Life Time Fitness, Inc. *†	2,100	84
Marine Products Corp. †	662	6
Multimedia Games, Inc. *	1,346	7
Nautilus, Inc.	1,770	12
Polaris Industries, Inc. †	2,122	101
Town Sports International Holdings, Inc. *†	923	8
WMS Industries, Inc. *†	2,527	94
		390
Lodging – 0.2%
Ameristar Casinos, Inc. †	1,572	28
Gaylord Entertainment Co. *†	2,579	73
Lodgian, Inc. *†	1,120	10
Marcus Corp. †	1,277	22
Monarch Casino & Resort, Inc. *†	700	10
Morgans Hotel Group Co. *†	1,300	17
MTR Gaming Group, Inc. *	1,189	6
Riviera Holdings Corp. *†	600	10
Trump Entertainment Resorts, Inc. *†	1,800	6
		182
Machinery – Construction & Mining – 0.5%
Astec Industries, Inc. *†	1,150	45
Bucyrus International, Inc., Class A	4,556	322
		367
Machinery – Diversified – 1.6%
Albany International Corp., Class A †	1,749	61
Altra Holdings, Inc. *	700	12
Applied Industrial Technologies, Inc. †	2,607	72
Briggs & Stratton Corp. †	3,100	46
Cascade Corp. †	662	33
Chart Industries, Inc. *†	900	38
Cognex Corp. †	2,726	76
Columbus McKinnon Corp. of New York *†	1,200	34
Flow International Corp. *†	2,200	22
Gehl Co. *†	678	11
Gerber Scientific, Inc. *†	1,400	14
Gorman-Rupp (The) Co. †	837	37
Hurco Cos., Inc. *†	300	11
Intermec, Inc. *†	3,714	84
Intevac, Inc. *	1,300	15
iRobot Corp. *†	900	13
Kadant, Inc. *	885	24
Lindsay Corp. †	727	76
Middleby Corp. *†	966	55

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Machinery – Diversified – 1.6% – continued
NACCO Industries, Inc., Class A	338	$29
Nordson Corp. †	2,094	150
Robbins & Myers, Inc. †	1,718	70
Sauer-Danfoss, Inc. †	617	19
Tecumseh Products Co., Class A *†	962	34
Tennant Co. †	1,072	38
TurboChef Technologies, Inc. *†	1,200	8
Twin Disc, Inc. †	600	11
Wabtec Corp.	2,990	139
		1,232
Media – 0.7%
Acacia Research – Acacia Technologies *†	1,700	9
AH Belo Corp. †	1,020	10
Belo Corp., Class A †	5,100	49
Charter Communications, Inc., Class A *	24,599	39
Citadel Broadcasting Corp. †	10,500	19
CKX, Inc. *	2,300	24
Courier Corp.	671	16
Cox Radio, Inc., Class A *†	1,900	24
Crown Media Holdings, Inc., Class A *†	1,000	5
Cumulus Media, Inc., Class A *†	1,507	8
DG FastChannel, Inc. *†	900	18
Dolan Media Co. *†	666	12
Emmis Communications Corp., Class A *	1,816	5
Entercom Communications Corp., Class A †	1,900	18
Entravision Communications Corp., Class A *†	3,800	20
Fisher Communications, Inc. *	375	13
GateHouse Media, Inc. †	1,283	5
Gray Television, Inc. †	2,373	10
Journal Communications, Inc., Class A †	2,500	15
Lee Enterprises, Inc. †	2,800	19
Lin TV Corp., Class A *†	1,582	14
Lodgenet Entertainment Corp. *	1,374	9
Martha Stewart Living Omnimedia, Inc., Class A *†	1,541	13
Media General, Inc., Class A †	1,300	20
Mediacom Communications Corp., Class A *†	2,985	19
Nexstar Broadcasting Group, Inc., Class A *†	600	3
Playboy Enterprises, Inc., Class B *†	1,295	8
Primedia, Inc. †	2,606	15
Radio One, Inc., Class D *†	4,008	5
Salem Communications Corp., Class A †	507	1
Scholastic Corp. *†	1,836	57
Sinclair Broadcast Group, Inc., Class A †	2,999	27

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Media – 0.7% – continued
Spanish Broadcasting System, Inc., Class A *	1,995	$3
Value Line, Inc.	100	4
Westwood One, Inc. *†	3,900	7
World Wrestling Entertainment, Inc., Class A	1,311	22
		565
Metal Fabrication/Hardware – 1.1%
Ampco-Pittsburgh Corp. †	400	19
Castle (A.M.) & Co.	900	29
CIRCOR International, Inc.	1,008	54
Dynamic Materials Corp. †	800	35
Foster (L.B.) Co., Class A *	700	24
Haynes International, Inc. *†	700	48
Kaydon Corp. †	1,796	110
Ladish Co., Inc. *†	900	29
Lawson Products, Inc. †	220	6
Mueller Industries, Inc. †	2,237	80
Mueller Water Products, Inc., Class A †	6,900	70
Northwest Pipe Co. *†	500	23
RBC Bearings, Inc. *†	1,300	49
Sun Hydraulics, Inc. †	700	28
Valmont Industries, Inc. †	1,130	130
Worthington Industries, Inc. †	4,069	81
		815
Mining – 1.1%
AMCOL International Corp. †	1,591	49
Apex Silver Mines Ltd. *†	3,500	24
Brush Engineered Materials, Inc. *†	1,273	42
Century Aluminum Co. *†	1,818	133
Coeur D’alene Mines Corp. *†	30,244	95
Compass Minerals International, Inc.	2,009	147
General Moly, Inc. *†	3,100	27
Hecla Mining Co. *†	7,438	67
Horsehead Holding Corp. *	300	4
Kaiser Aluminum Corp.	900	58
Royal Gold, Inc. †	1,652	51
RTI International Metals, Inc. *†	1,429	62
Stillwater Mining Co. *†	2,546	36
U.S. Gold Corp. *	3,200	7
Uranium Resources, Inc. *†	3,100	14
USEC, Inc. *†	6,649	46
		862
Miscellaneous Manufacturing – 2.2%
Actuant Corp., Class A †	3,378	123
Acuity Brands, Inc. †	2,552	136

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Miscellaneous Manufacturing – 2.2% – continued
American Railcar Industries, Inc. †	600	$13
Ameron International Corp. †	535	61
Aptargroup, Inc. †	4,300	192
AZZ, Inc. *†	700	22
Barnes Group, Inc. †	2,846	91
Blount International, Inc. *†	2,300	32
Ceradyne, Inc. *†	1,651	71
Clarcor, Inc.	3,184	138
Colfax Corp. *	117	3
EnPro Industries, Inc. *†	1,278	51
ESCO Technologies, Inc. *†	1,564	81
Federal Signal Corp. †	2,882	39
Freightcar America, Inc. †	800	35
GenTek, Inc. *†	500	15
Griffon Corp. *†	1,768	16
Hexcel Corp. *†	5,875	155
Koppers Holdings, Inc. †	1,100	48
Lancaster Colony Corp. †	1,251	41
LSB Industries, Inc. *†	900	16
Matthews International Corp., Class A †	1,938	92
Myers Industries, Inc.	1,671	20
Park-Ohio Holdings Corp. *†	500	8
Polypore International, Inc. *†	861	20
Raven Industries, Inc. †	1,008	38
Reddy Ice Holdings, Inc. †	1,300	16
Smith & Wesson Holding Corp. *†	1,700	10
Smith (A.O.) Corp. †	1,277	46
Standex International Corp.	719	15
Sturm Ruger & Co., Inc. *	1,300	10
Tredegar Corp. †	1,710	25
Trimas Corp. *†	800	7
		1,686
Office Furnishings – 0.2%
CompX International, Inc.	100	1
Herman Miller, Inc. †	3,508	87
Interface, Inc., Class A	3,318	47
Knoll, Inc. †	2,990	44
		179
Office/Business Equipment – 0.1%
IKON Office Solutions, Inc.	4,900	59
Oil & Gas – 5.3%
Alon USA Energy, Inc. †	800	12
APCO Argentina, Inc. †	600	15
Approach Resources, Inc. *†	499	11

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Oil & Gas – 5.3% – continued
Arena Resources, Inc. *	1,900	$95
Atlas America, Inc.	1,394	96
ATP Oil & Gas Corp. *†	1,569	67
Atwood Oceanics, Inc. *	1,694	173
Berry Petroleum Co., Class A †	2,424	131
Bill Barrett Corp. *†	1,970	106
Bois d’Arc Energy, Inc. *	1,200	29
BPZ Energy, Inc. *†	3,824	87
Brigham Exploration Co. *†	2,800	41
Bronco Drilling Co., Inc. *	1,600	29
Callon Petroleum Co. *†	1,300	34
Carrizo Oil & Gas, Inc. *†	1,677	112
Clayton Williams Energy, Inc. *†	352	33
Comstock Resources, Inc. *	2,719	156
Concho Resources, Inc. *	1,500	48
Contango Oil & Gas Co. *†	800	67
Crosstex Energy, Inc. †	2,261	77
CVR Energy, Inc. *†	1,300	35
Delek US Holdings, Inc. †	700	9
Delta Petroleum Corp. *†	4,121	91
Edge Petroleum Corp. *	1,538	8
Encore Acquisition Co. *†	3,222	215
Energy Partners Ltd. *†	1,756	26
EXCO Resources, Inc. *†	3,800	95
FX Energy, Inc. *†	2,400	13
GeoGlobal Resources, Inc. *†	1,700	5
GeoMet, Inc. *†	1,046	9
GMX Resources, Inc. *	800	39
Goodrich Petroleum Corp. *†	1,200	51
Grey Wolf, Inc. *†	11,425	89
Gulfport Energy Corp. *†	1,400	21
Harvest Natural Resources, Inc. *†	2,087	23
Mariner Energy, Inc. *	5,408	177
McMoRan Exploration Co. *†	2,807	90
Meridian Resource Corp. *†	5,291	12
Oilsands Quest, Inc. *†	8,600	39
Parallel Petroleum Corp. *	2,508	53
Parker Drilling Co. *†	6,889	62
Penn Virginia Corp. †	2,500	158
Petrohawk Energy Corp. *	13,380	393
Petroleum Development Corp. *	959	66
Petroquest Energy, Inc. *†	2,600	58
Pioneer Drilling Co. *†	3,000	53
Rex Energy Corp. *†	600	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Oil & Gas – 5.3% – continued
Rosetta Resources, Inc. *†	3,098	$83
Stone Energy Corp. *	1,739	118
Sulphco, Inc. *†	2,700	10
Swift Energy Co. *	1,911	110
Toreador Resources Corp. *	931	9
TXCO Resources, Inc. *†	2,000	22
Vaalco Energy, Inc. *†	3,600	26
Venoco, Inc. *†	829	17
Warren Resources, Inc. *†	3,561	48
Whiting Petroleum Corp. *	2,539	237
		4,002
Oil & Gas Services – 2.4%
Allis-Chalmers Energy, Inc. *†	1,539	26
Basic Energy Services, Inc. *†	2,500	72
Cal Dive International, Inc. *†	2,554	36
CARBO Ceramics, Inc. †	1,311	62
Complete Production Services, Inc. *†	2,700	77
Dawson Geophysical Co. *	500	34
Dril-Quip, Inc. *†	1,662	97
Exterran Holdings, Inc. *†	3,737	275
Flotek Industries, Inc. *†	1,400	24
Geokinetics, Inc. *†	400	8
Gulf Island Fabrication, Inc.	696	29
Hercules Offshore, Inc. *†	5,149	175
Hornbeck Offshore Services, Inc. *†	1,483	78
ION Geophysical Corp. *†	5,092	83
Lufkin Industries, Inc. †	948	76
Matrix Service Co. *	1,600	39
NATCO Group, Inc., Class A *†	1,200	57
Newpark Resources, Inc. *†	5,396	38
Oil States International, Inc. *	3,022	176
RPC, Inc. †	1,955	29
Superior Well Services, Inc. *†	952	23
T-3 Energy Services, Inc. *†	400	26
Trico Marine Services, Inc. *†	800	31
Union Drilling, Inc. *†	780	15
W-H Energy Services, Inc. *	1,872	160
Willbros Group, Inc. *†	2,345	97
		1,843
Packaging & Containers – 0.3%
AEP Industries, Inc. *†	300	8
Chesapeake Corp. *	1,102	4
Graphic Packaging Holding Co. *†	6,900	21
Greif, Inc., Class A †	2,066	138

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Packaging & Containers – 0.3% – continued
Silgan Holdings, Inc. †	1,548	$88
		259
Pharmaceuticals – 3.3%
Acadia Pharmaceuticals, Inc. *†	1,900	17
Akorn, Inc. *†	3,200	15
Alexza Pharmaceuticals, Inc. *†	1,100	6
Alkermes, Inc. *†	6,243	79
Allos Therapeutics, Inc. *†	2,400	15
Alnylam Pharmaceuticals, Inc. *†	2,200	64
Alpharma, Inc., Class A *†	2,657	67
Altus Pharmaceuticals, Inc. *	1,100	5
Amicus Therapeutics, Inc. *†	300	3
Animal Health International, Inc. *†	672	5
Array Biopharma, Inc. *†	2,700	17
Auxilium Pharmaceuticals, Inc. *†	2,000	64
Bentley Pharmaceuticals, Inc. *†	1,179	18
Biodel, Inc. *†	400	6
BioForm Medical, Inc. *†	518	2
BioMarin Pharmaceutical, Inc. *†	5,906	225
Bionovo, Inc. *	2,700	3
Cadence Pharmaceuticals, Inc. *†	1,244	8
Caraco Pharmaceutical Laboratories Ltd. *	597	10
Cubist Pharmaceuticals, Inc. *†	3,467	66
CV Therapeutics, Inc. *†	3,607	32
Cypress Bioscience, Inc. *†	2,200	18
CytRx Corp. *	5,000	4
Dendreon Corp. *†	5,523	29
Discovery Laboratories, Inc. *†	5,600	11
Durect Corp. *†	4,366	20
Emergent Biosolutions, Inc. *†	300	3
HealthExtras, Inc. *†	1,855	58
I-Flow Corp. *†	1,269	17
Idenix Pharmaceuticals, Inc. *†	1,500	10
Indevus Pharmaceuticals, Inc. *†	3,500	16
Isis Pharmaceuticals, Inc. *†	5,686	80
Javelin Pharmaceuticals, Inc. *	2,300	7
Jazz Pharmaceuticals, Inc. *†	400	3
KV Pharmaceutical Co., Class A *†	2,119	53
Ligand Pharmaceuticals, Inc., Class B *†	4,900	17
Mannatech, Inc. †	900	6
MannKind Corp. *†	3,137	9
MAP Pharmaceuticals, Inc. *†	300	4
Medarex, Inc. *†	7,703	67
Medicines Co. *†	3,176	58

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Pharmaceuticals – 3.3% – continued
Medicis Pharmaceutical Corp., Class A †	3,500	$83
Nabi Biopharmaceuticals *†	3,312	14
Nastech Pharmaceutical Co., Inc. *	1,300	2
Neurocrine Biosciences, Inc. *†	2,202	11
Neurogen Corp. *†	1,900	2
Noven Pharmaceuticals, Inc. *†	1,462	18
Obagi Medical Products, Inc. *†	300	3
Onyx Pharmaceuticals, Inc. *†	3,404	120
OSI Pharmaceuticals, Inc. *†	3,600	127
Osiris Therapeutics, Inc. *†	900	13
Pain Therapeutics, Inc. *†	2,201	18
Par Pharmaceutical Cos., Inc. *†	2,100	38
Penwest Pharmaceuticals Co. *	1,237	4
Perrigo Co. †	4,731	173
PetMed Express, Inc. *†	1,300	18
PharMerica Corp. *†	1,635	34
Poniard Pharmaceuticals, Inc. *	1,300	5
Pozen, Inc. *†	1,542	21
Progenics Pharmaceuticals, Inc. *†	1,586	26
Rigel Pharmaceuticals, Inc. *†	2,230	52
Salix Pharmaceuticals Ltd. *†	2,887	22
Santarus, Inc. *	3,000	7
Sciele Pharma, Inc. †	2,207	48
Sirtris Pharmaceuticals, Inc. *	400	9
Somaxon Pharmaceuticals, Inc. *	500	2
Sucampo Pharmaceuticals, Inc. *	300	3
Synta Pharmaceuticals Corp. *†	300	2
Synutra International, Inc. *†	300	10
Trubion Pharmaceuticals, Inc. *	500	3
United Therapeutics Corp. *†	1,381	132
USANA Health Sciences, Inc. *†	572	15
Valeant Pharmaceuticals International *†	5,500	90
Vanda Pharmaceuticals, Inc. *	1,500	7
Viropharma, Inc. *†	4,200	40
Vivus, Inc. *†	3,500	24
Xenoport, Inc. *	1,300	56
Zymogenetics, Inc. *†	2,313	21
		2,490
Real Estate – 0.2%
Avatar Holdings, Inc. *†	389	13
Consolidated-Tomoka Land Co. of Florida †	404	22
FX Real Estate and Entertainment, Inc. *†	440	2
Grubb & Ellis Co.	2,300	13
HFF, Inc., Class A *	900	6

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Real Estate – 0.2% – continued
Hilltop Holdings, Inc. *†	2,805	$29
Meruelo Maddux Properties, Inc. *†	2,500	7
Stratus Properties, Inc. *†	300	8
Tarragon Corp. *	687	1
Thomas Properties Group, Inc. †	1,400	15
		116
Real Estate Investment Trusts – 6.0%
Acadia Realty Trust †	1,907	47
Agree Realty Corp. †	485	13
Alesco Financial, Inc. †	3,500	9
Alexander’s, Inc. *†	96	33
Alexandria Real Estate Equities, Inc. †	2,019	211
American Campus Communities, Inc. †	2,270	69
Anthracite Capital, Inc. †	3,860	36
Anworth Mortgage Asset Corp. †	4,516	32
Arbor Realty Trust, Inc. †	800	11
Ashford Hospitality Trust, Inc. †	6,400	39
Associated Estates Realty Corp. †	900	11
BioMed Realty Trust, Inc. †	4,457	117
BRT Realty Trust	400	5
Capital Lease Funding, Inc. †	2,600	22
Capital Trust, Inc. of New York, Class A †	1,100	32
CBRE Realty Finance, Inc.	1,700	7
Cedar Shopping Centers, Inc. †	2,700	33
Chimera Investment Corp. †	1,985	28
Corporate Office Properties Trust †	2,401	91
Cousins Properties, Inc. †	2,500	66
Crystal River Capital, Inc. †	1,500	8
DCT Industrial Trust, Inc. †	10,400	101
Deerfield Capital Corp.	3,388	3
DiamondRock Hospitality Co. †	5,800	80
Digital Realty Trust, Inc. †	3,459	146
DuPont Fabros Technology, Inc.	2,127	43
EastGroup Properties, Inc. †	1,440	68
Education Realty Trust, Inc. †	1,690	22
Entertainment Properties Trust †	1,879	103
Equity Lifestyle Properties, Inc.	1,259	63
Equity One, Inc. †	2,278	53
Extra Space Storage, Inc. †	4,971	83
FelCor Lodging Trust, Inc. †	3,774	56
First Industrial Realty Trust, Inc. †	2,792	87
First Potomac Realty Trust †	1,400	24
Franklin Street Properties Corp. †	3,622	53
Getty Realty Corp. †	1,076	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3%– continued
Real Estate Investment Trusts – 6.0% – continued
Glimcher Realty Trust †	2,278	$30
GMH Communities Trust	1,800	13
Gramercy Capital Corp. of New York †	2,419	41
Healthcare Realty Trust, Inc. †	3,100	82
Hersha Hospitality Trust	2,400	23
Highwoods Properties, Inc. †	3,530	127
Home Properties, Inc. †	2,055	105
IMPAC Mortgage Holdings, Inc. *	4,315	5
Inland Real Estate Corp. †	3,500	55
Investors Real Estate Trust †	3,336	35
JER Investors Trust, Inc. †	1,499	13
Kite Realty Group Trust	1,200	17
LaSalle Hotel Properties †	2,514	83
Lexington Realty Trust †	3,737	58
LTC Properties, Inc.	1,429	40
Maguire Properties, Inc. †	2,300	36
Medical Properties Trust, Inc. †	3,905	48
MFA Mortgage Investments, Inc. †	9,454	69
Mid-America Apartment Communities, Inc. †	1,595	89
Mission West Properties †	1,200	14
National Health Investors, Inc.	1,434	44
National Retail Properties, Inc. †	4,427	101
Nationwide Health Properties, Inc. †	5,931	202
Newcastle Investment Corp. †	2,533	25
NorthStar Realty Finance Corp. †	3,736	37
OMEGA Healthcare Investors, Inc. †	4,063	72
Parkway Properties, Inc. of Maryland †	956	36
Pennsylvania Real Estate Investment Trust †	1,986	53
Post Properties, Inc. †	2,722	97
PS Business Parks, Inc. †	1,001	58
RAIT Financial Trust †	3,832	34
Ramco-Gershenson Properties †	1,160	26
Realty Income Corp. †	6,247	153
Redwood Trust, Inc. †	1,535	52
Resource Capital Corp. †	1,300	12
Saul Centers, Inc. †	607	31
Senior Housing Properties Trust	5,910	131
Sovran Self Storage, Inc.	1,340	59
Strategic Hotels & Resorts, Inc. †	4,487	62
Sun Communities, Inc. †	996	20
Sunstone Hotel Investors, Inc.	3,664	71
Tanger Factory Outlet Centers, Inc. †	1,922	74
U-Store-It Trust †	2,810	36
Universal Health Realty Income Trust †	664	23

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Real Estate Investment Trusts – 6.0% – continued
Urstadt Biddle Properties, Inc., Class A	1,217	$21
Washington Real Estate Investment Trust †	3,033	102
Winthrop Realty Trust †	3,200	14
		4,553
Retail – 4.6%
99 Cents Only Stores *†	2,800	23
AC Moore Arts & Crafts, Inc. *†	1,203	8
Aeropostale, Inc. *†	4,167	146
AFC Enterprises *†	1,600	16
Asbury Automotive Group, Inc. †	1,512	25
Bebe Stores, Inc. †	1,500	17
Benihana, Inc., Class A *†	700	6
Big 5 Sporting Goods Corp. †	1,391	13
BJ’s Restaurants, Inc. *†	1,006	13
Blockbuster, Inc., Class A *†	11,700	38
Bob Evans Farms, Inc. †	1,904	55
Bon-Ton Stores (The), Inc.	600	4
Books-A-Million, Inc. †	800	6
Borders Group, Inc. †	3,500	21
Brown Shoe Co., Inc. †	2,644	45
Buckle (The), Inc. †	907	42
Buffalo Wild Wings, Inc. *†	942	31
Build-A-Bear Workshop, Inc. *†	900	8
Cabela’s, Inc. *†	2,300	32
Cache, Inc. *	662	8
California Pizza Kitchen, Inc. *†	1,541	21
Carrols Restaurant Group, Inc. *†	600	4
Casey’s General Stores, Inc.	3,087	68
Cash America International, Inc.	1,891	68
Casual Male Retail Group, Inc. *†	2,073	8
Cato (The) Corp., Class A †	1,806	28
CBRL Group, Inc. †	1,385	41
CEC Entertainment, Inc. *	1,430	52
Charlotte Russe Holding, Inc. *†	1,510	28
Charming Shoppes, Inc. *†	7,023	41
Children’s Place Retail Stores (The), Inc. *†	1,407	48
Chipotle Mexican Grill, Inc., Class B *†	1,993	165
Christopher & Banks Corp. †	2,160	24
Citi Trends, Inc. *†	800	18
CKE Restaurants, Inc. †	3,444	41
Collective Brands, Inc. *†	4,067	46
Columbia Sportswear Co. †	900	39
Conn’s, Inc. *†	700	12
CSK Auto Corp. *†	2,712	31

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Retail – 4.6% – continued
Denny’s Corp. *†	5,600	$23
Domino’s Pizza, Inc. *†	2,661	36
Dress Barn, Inc. *	2,812	44
DSW, Inc., Class A *†	936	14
Eddie Bauer Holdings, Inc. *	1,800	8
Ezcorp, Inc., Class A *	2,200	28
FGX International Holdings Ltd. *	700	7
Finish Line (The), Inc., Class A *†	2,586	21
First Cash Financial Services, Inc. *†	1,500	23
Fred’s, Inc., Class A †	2,388	30
Gander Mountain Co. *	200	1
Genesco, Inc. *†	1,388	40
Group 1 Automotive, Inc. †	1,487	39
Gymboree Corp. *	1,816	84
Haverty Furniture Cos., Inc. †	1,140	12
hhgregg, Inc. *†	500	5
Hibbett Sports, Inc. *†	1,910	40
HOT Topic, Inc. *†	2,545	13
IHOP Corp. *†	1,067	50
Insight Enterprises, Inc. *	2,932	39
J Crew Group, Inc. *†	2,400	89
Jack in the Box, Inc. *	3,626	89
Jamba, Inc. *	3,000	7
Jo-Ann Stores, Inc. *†	1,523	34
Jos. A. Bank Clothiers, Inc. *†	1,183	32
Kenneth Cole Productions, Inc., Class A †	571	9
Krispy Kreme Doughnuts, Inc. *†	3,600	13
Landry’s Restaurants, Inc. †	720	12
Lithia Motors, Inc., Class A †	909	6
Longs Drug Stores Corp. †	2,063	98
Lululemon Athletica, Inc. *†	839	27
MarineMax, Inc. *†	919	9
McCormick & Schmick’s Seafood Restaurants, Inc. *†	900	9
Men’s Wearhouse, Inc. †	3,300	68
Morton’s Restaurant Group, Inc. *	600	5
Movado Group, Inc.	996	22
New York & Co., Inc. *†	1,300	11
NexCen Brands, Inc. *†	2,500	2
Nu Skin Enterprises, Inc., Class A †	3,064	53
O’Charleys, Inc. †	1,336	15
P.F. Chang’s China Bistro, Inc. *†	1,509	40
Pacific Sunwear of California, Inc. *†	4,300	41
Pantry (The), Inc. *†	1,409	17

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Retail – 4.6% – continued
Papa John’s International, Inc. *†	1,348	$40
PC Connection, Inc. *	500	5
Pep Boys – Manny, Moe & Jack †	2,433	22
Pier 1 Imports, Inc. *†	5,400	39
Pricesmart, Inc. †	800	19
Red Robin Gourmet Burgers, Inc. *†	1,055	35
Regis Corp. †	2,729	83
Retail Ventures, Inc. *	1,600	9
Ruby Tuesday, Inc. †	3,304	25
Rush Enterprises, Inc., Class A *†	2,050	33
Ruth’s Chris Steak House *†	1,100	8
Sally Beauty Holdings, Inc. *†	5,700	43
School Specialty, Inc. *†	1,222	38
Select Comfort Corp. *	2,839	8
Shoe Carnival, Inc. *†	522	8
Sonic Automotive, Inc., Class A †	1,766	33
Sonic Corp. *†	3,750	72
Stage Stores, Inc. †	2,269	31
Steak n Shake (The) Co. *†	1,620	11
Stein Mart, Inc. †	1,545	9
Systemax, Inc. †	600	12
Talbots, Inc. †	1,400	10
Texas Roadhouse, Inc., Class A *†	3,200	35
Titan Machinery, Inc. *†	400	10
Triarc Cos., Inc., Class B †	3,665	26
Tuesday Morning Corp. *†	1,630	8
Tween Brands, Inc. *†	1,565	31
Ulta Salon Cosmetics & Fragrance, Inc. *†	558	8
Under Armour, Inc., Class A *†	1,587	57
West Marine, Inc. *	871	4
Wet Seal (The), Inc., Class A *†	5,100	23
World Fuel Services Corp. †	1,710	41
Zale Corp. *†	2,180	47
Zumiez, Inc. *†	1,100	23
		3,511
Savings & Loans – 0.9%
Abington Bancorp, Inc. †	640	6
Anchor BanCorp Wisconsin, Inc. †	1,128	16
BankAtlantic Bancorp, Inc., Class A †	2,384	4
BankFinancial Corp.	1,300	19
BankUnited Financial Corp., Class A †	2,030	6
Beneficial Mutual Bancorp, Inc. *†	2,200	25
Berkshire Hills Bancorp, Inc. †	634	16
Brookline Bancorp, Inc. †	3,587	36

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Savings & Loans – 0.9% – continued
Clifton Savings Bancorp, Inc. †	700	$7
Dime Community Bancshares †	1,444	26
Downey Financial Corp. †	1,200	8
First Financial Holdings, Inc.	757	19
First Niagara Financial Group, Inc.	6,615	94
First Place Financial Corp. of Ohio †	989	13
FirstFed Financial Corp. *†	875	13
Flagstar Bancorp, Inc. †	2,573	12
Flushing Financial Corp. †	1,290	25
Franklin Bank Corp. of Houston *	1,400	1
Investors Bancorp, Inc. *†	3,100	44
K-Fed Bancorp	300	3
Kearny Financial Corp.	1,279	15
NASB Financial, Inc.	199	5
NewAlliance Bancshares, Inc. †	7,000	94
Northwest Bancorp, Inc. †	1,094	27
Oritani Financial Corp. *†	700	11
PFF Bancorp, Inc.	1,277	2
Provident Financial Services, Inc.	3,727	59
Provident New York Bancorp †	2,353	31
Rockville Financial, Inc. †	517	7
Roma Financial Corp. †	541	8
TierOne Corp.	1,046	8
United Community Financial Corp. of Ohio †	1,612	10
ViewPoint Financial Group †	662	11
Wauwatosa Holdings, Inc. *†	509	7
Westfield Financial, Inc. †	620	6
WSFS Financial Corp.	421	22
		716
Semiconductors – 3.1%
Actel Corp. *	1,609	28
Advanced Analogic Technologies, Inc. *	2,200	15
Amkor Technology, Inc. *†	6,400	68
Anadigics, Inc. *†	3,900	48
Applied Micro Circuits Corp. *†	3,900	38
Asyst Technologies, Inc. *†	2,891	10
ATMI, Inc. *†	2,047	61
AuthenTec, Inc. *†	500	7
Axcelis Technologies, Inc. *†	6,153	35
Brooks Automation, Inc. *†	4,002	41
Cabot Microelectronics Corp. *†	1,481	55
Cavium Networks, Inc. *†	500	13
Cirrus Logic, Inc. *†	5,208	34
Cohu, Inc. †	1,405	24

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Semiconductors – 3.1% – continued
Conexant Systems, Inc. *	25,600	$12
Credence Systems Corp. *	5,821	6
Diodes, Inc. *†	1,889	53
DSP Group, Inc. *†	1,783	15
Emulex Corp. *	5,300	74
Entegris, Inc. *	7,048	54
Entropic Communications, Inc. *	500	3
Exar Corp. *	2,520	20
Formfactor, Inc. *†	3,000	65
Hittite Microwave Corp. *	1,000	40
IPG Photonics Corp. *†	606	12
IXYS Corp. *†	1,427	17
Kulicke & Soffa Industries, Inc. *†	3,331	24
Lattice Semiconductor Corp. *†	6,867	24
LTX Corp. *†	3,582	11
Mattson Technology, Inc. *†	3,021	15
Micrel, Inc. †	3,115	30
Microsemi Corp. *†	4,736	130
Microtune, Inc. *†	3,077	13
MIPS Technologies, Inc. *†	2,500	10
MKS Instruments, Inc. *†	2,850	67
Monolithic Power Systems, Inc. *†	1,600	39
Netlogic Microsystems, Inc. *†	1,081	41
Omnivision Technologies, Inc. *†	3,386	55
ON Semiconductor Corp. *†	19,617	194
Pericom Semiconductor Corp. *†	1,541	29
Photronics, Inc. *†	2,479	22
PLX Technology, Inc. *†	1,700	14
PMC – Sierra, Inc. *†	13,200	112
Rubicon Technology, Inc. *†	400	9
Rudolph Technologies, Inc. *†	1,852	19
Semitool, Inc. *†	1,345	11
Semtech Corp. *†	3,950	69
Sigma Designs, Inc. *†	1,824	34
Silicon Image, Inc. *	5,100	36
Sirf Technology Holdings, Inc. *†	3,801	28
Skyworks Solutions, Inc. *†	9,865	102
Spansion, Inc., Class A *†	5,900	19
Standard Microsystems Corp. *†	1,355	44
Supertex, Inc. *†	637	16
Syntax-Brillian Corp. *†	3,300	3
Techwell, Inc. *†	900	12
Tessera Technologies, Inc. *†	3,000	63
TriQuint Semiconductor, Inc. *†	8,599	57

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Semiconductors – 3.1% – continued
Ultra Clean Holdings *	1,100	$11
Ultratech, Inc. *†	1,367	22
Veeco Instruments, Inc. *†	1,890	36
Volterra Semiconductor Corp. *	1,300	21
Zoran Corp. *	3,057	45
		2,335
Software – 3.7%
ACI Worldwide, Inc. *†	2,154	37
Actuate Corp. *†	3,500	17
Advent Software, Inc. *†	1,101	47
Allscripts Healthcare Solutions, Inc. *†	3,454	43
American Reprographics Co. *†	1,840	34
Ansys, Inc. *†	4,810	227
ArcSight, Inc. *	400	3
Avid Technology, Inc. *†	2,300	49
Blackbaud, Inc. †	2,695	64
Blackboard, Inc. *†	1,900	72
Borland Software Corp. *	4,122	6
Bottomline Technologies, Inc. *†	1,300	13
CommVault Systems, Inc. *†	2,150	38
Computer Programs & Systems, Inc. †	498	10
Concur Technologies, Inc. *†	2,671	98
CSG Systems International, Inc. *	2,080	28
Deltek, Inc. *†	500	5
Digi International, Inc. *†	1,500	14
DivX, Inc. *†	1,377	13
Double-Take Software, Inc. *†	500	7
Eclipsys Corp. *	2,873	59
Epicor Software Corp. *†	3,505	30
EPIQ Systems, Inc. *†	1,915	32
FalconStor Software, Inc. *†	1,915	17
Glu Mobile, Inc. *	400	2
Guidance Software, Inc. *†	200	2
Informatica Corp. *	5,382	97
infoUSA, Inc. *	1,878	11
Innerworkings, Inc. *†	1,400	18
Interactive Intelligence, Inc. *	800	10
JDA Software Group, Inc. *†	1,519	31
Lawson Software, Inc. *†	7,495	65
Mantech International Corp., Class A *	1,157	58
MedAssets, Inc. *†	856	15
MicroStrategy, Inc., Class A *†	557	44
Midway Games, Inc. *†	1,221	3
Monotype Imaging Holdings, Inc. *	658	9

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Software – 3.7% – continued
MSC.Software Corp. *	2,600	$32
NetSuite, Inc. *†	419	10
Nuance Communications, Inc. *†	9,294	183
Omnicell, Inc. *†	2,100	28
Omniture, Inc. *†	2,739	68
OpenTV Corp., Class A *†	5,000	7
Packeteer, Inc. *	2,122	15
Parametric Technology Corp. *	7,066	133
PDF Solutions, Inc. *	1,329	7
Pegasystems, Inc. †	755	9
Phase Forward, Inc. *	2,500	43
Progress Software Corp. *	2,450	76
PROS Holdings, Inc. *†	500	6
QAD, Inc. †	875	7
Quality Systems, Inc. †	1,080	36
Quest Software, Inc. *	4,238	72
Renaissance Learning, Inc. †	518	8
Schawk, Inc. †	896	15
Seachange International, Inc. *†	1,800	14
Smith Micro Software, Inc. *†	1,800	15
Solera Holdings, Inc. *†	1,600	44
SourceForge, Inc. *	3,700	6
SPSS, Inc. *	1,093	43
Sybase, Inc. *†	4,867	156
Synchronoss Technologies, Inc. *†	1,200	16
SYNNEX Corp. *†	1,000	25
Take-Two Interactive Software, Inc. *	4,800	130
Taleo Corp., Class A *†	1,000	20
THQ, Inc. *†	4,155	89
Trident Microsystems, Inc. *†	3,500	16
Tyler Technologies, Inc. *	2,357	37
Ultimate Software Group, Inc. *†	1,500	57
Unica Corp. *†	600	5
Wind River Systems, Inc. *†	4,448	48
		2,804
Storage/Warehousing – 0.1%
Mobile Mini, Inc. *†	2,154	52
Telecommunications – 3.7%
3Com Corp. *	23,523	59
Acme Packet, Inc. *†	1,290	12
Adaptec, Inc. *†	7,091	23
Adtran, Inc. †	3,394	84
Advanced Radio Telecom Corp. *(1)	10,900	–
Airvana, Inc. *	415	2

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Telecommunications – 3.7% – continued
Alaska Communications Systems Group, Inc. †	2,600	$34
Anaren, Inc. *†	897	12
Anixter International, Inc. *†	1,891	123
Arris Group, Inc. *†	7,869	74
Aruba Networks, Inc. *†	600	4
Atheros Communications, Inc. *†	3,700	124
Atlantic Tele-Network, Inc. †	600	18
Avanex Corp. *	11,400	13
BigBand Networks, Inc. *	700	4
Black Box Corp.	1,103	32
Cbeyond, Inc. *†	1,300	24
Centennial Communications Corp. *†	1,500	11
Cincinnati Bell, Inc. *†	14,959	63
Comtech Telecommunications Corp. *†	1,447	67
Consolidated Communications Holdings, Inc. †	1,328	20
CPI International, Inc. *†	400	5
Ditech Networks, Inc. *	1,601	4
EMS Technologies, Inc. *	900	25
Extreme Networks *†	6,855	22
Fairpoint Communications, Inc. †	5,590	50
FiberTower Corp. *†	5,900	9
Finisar Corp. *†	16,143	30
Foundry Networks, Inc. *†	9,000	122
General Communication, Inc., Class A *†	3,119	23
GeoEye, Inc. *†	1,100	19
Global Crossing Ltd. *†	2,158	39
Globalstar, Inc. *†	1,120	3
Harmonic, Inc. *†	5,705	55
Harris Stratex Networks, Inc. *†	1,550	17
Hughes Communications, Inc. *†	400	19
Hungarian Telephone & Cable *†	200	3
Hypercom Corp. *†	3,217	16
ICO Global Communications Holdings Ltd. *†	6,200	28
IDT Corp., Class B *†	2,600	9
Infinera Corp. *†	1,021	15
InterDigital, Inc. *†	2,966	74
Iowa Telecommunications Services, Inc. †	1,900	36
iPCS, Inc. *†	1,000	30
Ixia *	2,659	21
Knology, Inc. *†	1,600	24
Loral Space & Communications, Inc. *	700	14
Mastec, Inc. *†	2,619	31
MRV Communications, Inc. *†	9,171	16
Netgear, Inc. *†	2,200	42

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Telecommunications – 3.7% – continued
Network Equipment Technologies, Inc. *	1,700	$8
Neutral Tandem, Inc. *†	400	8
Nextwave Wireless, Inc. *†	1,800	10
Novatel Wireless, Inc. *†	2,000	21
NTELOS Holdings Corp. †	1,700	47
Oplink Communications, Inc. *†	1,242	14
Opnext, Inc. *†	1,125	6
Optium Corp. *†	700	8
Orbcomm, Inc. *†	1,600	10
PAETEC Holding Corp. *	6,621	58
Plantronics, Inc. †	2,900	70
Polycom, Inc. *	5,700	142
Powerwave Technologies, Inc. *†	8,106	33
Preformed Line Products Co. †	200	10
Premiere Global Services, Inc. *	3,779	57
RCN Corp. *	1,800	22
RF Micro Devices, Inc. *†	16,187	65
Rural Cellular Corp., Class A *†	800	36
SAVVIS, Inc. *†	1,700	28
Shenandoah Telecom Co. †	1,429	23
ShoreTel, Inc. *†	548	3
Sonus Networks, Inc. *†	16,400	70
Starent Networks Corp. *†	819	14
SureWest Communications	808	8
Switch & Data Facilities Co., Inc. *†	761	14
Sycamore Networks, Inc. *†	11,172	38
Symmetricom, Inc. *†	2,729	11
Syniverse Holdings, Inc. *	1,770	38
Tekelec *†	3,577	60
Time Warner Telecom, Inc., Class A *†	8,893	166
USA Mobility, Inc. *†	1,362	11
UTStarcom, Inc. *†	6,400	31
Veraz Networks, Inc. *	400	1
Viasat, Inc. *	1,491	32
Virgin Mobile USA, Inc. *†	1,611	6
Vonage Holdings Corp. *†	3,400	7
		2,790
Textiles – 0.1%
G&K Services, Inc., Class A †	1,188	42
Unifirst Corp. of Massachusetts †	874	42
		84
Toys, Games & Hobbies – 0.2%
Jakks Pacific, Inc. *†	1,778	42
Leapfrog Enterprises, Inc. *†	2,100	17

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Toys, Games & Hobbies – 0.2% – continued
Marvel Entertainment, Inc. *†	3,100	$106
RC2 Corp. *†	1,106	21
		186
Transportation – 2.0%
Air Transport Services Group, Inc. *†	3,700	6
American Commercial Lines, Inc. *†	3,088	47
Arkansas Best Corp. †	1,422	53
Arlington Tankers Ltd. †	800	19
Atlas Air Worldwide Holdings, Inc. *†	815	50
Bristow Group, Inc. *†	1,242	65
Celadon Group, Inc. *†	1,300	15
Double Hull Tankers, Inc. †	1,400	14
Dynamex, Inc. *†	639	16
Eagle Bulk Shipping, Inc. †	2,900	97
Forward Air Corp. †	1,886	70
Genco Shipping & Trading Ltd. †	1,272	89
General Maritime Corp. †	1,800	51
Genesee & Wyoming, Inc., Class A *†	1,954	80
Golar LNG Ltd. †	2,100	39
Gulfmark Offshore, Inc. *†	1,440	97
Heartland Express, Inc. †	3,645	56
Horizon Lines, Inc., Class A †	1,854	23
HUB Group, Inc., Class A *†	2,400	87
Knight Transportation, Inc. †	3,566	65
Knightsbridge Tankers Ltd. †	1,000	34
Marten Transport Ltd. *†	950	17
Nordic American Tanker Shipping †	2,090	80
Old Dominion Freight Line, Inc. *†	1,858	56
Pacer International, Inc.	2,146	48
Patriot Transportation Holding, Inc. *	100	9
PHI, Inc. *†	800	31
Saia, Inc. *	773	11
Ship Finance International Ltd. †	1,900	58
TBS International Ltd., Class A *†	300	14
Teekay Tankers Ltd. †	793	17
Ultrapetrol Bahamas Ltd. *†	900	14
Universal Truckload Services, Inc. *†	300	7
Werner Enterprises, Inc. †	2,958	56
		1,491
Trucking & Leasing – 0.1%
AMERCO, Inc. *†	600	36
Greenbrier Cos., Inc. †	1,024	27
TAL International Group, Inc. †	987	26

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued
Trucking & Leasing – 0.1%
Textainer Group Holdings Ltd. †	400	$9
		98
Water – 0.2%
American States Water Co. †	1,043	35
California Water Service Group †	1,195	43
Consolidated Water Co., Inc. †	900	18
Pico Holdings, Inc. *†	966	40
SJW Corp. †	958	30
Southwest Water Co. †	1,418	15
		181
Total Common Stocks
(Cost $72,819)		74,606

PREFERRED STOCK – 0.0%
Healthcare – Products – 0.0%
MEDIQ, Inc., Series A *(1)	135	–
Total Preferred Stock
(Cost $–)		–

INVESTMENT COMPANIES – 51.1%
Kayne Anderson Energy Development Co. †	600	15
Northern Institutional Funds – Liquid Assets Portfolio (2)(3)	38,773,429	38,773
Total Investment Companies
(Cost $38,788)		38,788

OTHER – 0.0%
Escrow DLB Oil & Gas (1)	400	–
Escrow Position PetroCorp. (1)	420	–
Total Other
(Cost $–)		–

RIGHTS – 0.0%
CSF Holdings, Inc.	2,000	–
TICC Capital Corp.	1,200	–
Winthrop Realty	280	–
Total Rights
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
American Satellite Network (1)	350	$–
Lantronix , Inc.	152	–
Pegasus Wireless Corp., Exp. 12/8/08, Strike $4.88 (1)	280	–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.2%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$1,466	1,466
U.S. Treasury Bill, (4) 3.01%, 6/26/08	160	160
Total Short-Term Investments
(Cost $1,626)		1,626

Total Investments – 151.6%
(Cost $113,233)		115,020
Liabilities less Other Assets – (51.6)%		(39,142)
NET ASSETS – 100.0%		$75,878

(1)	The security has been deemed worthless by the NTGI Valuation Committee.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
(3)	Investment in affiliated portfolio.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
E-MiniRussell 2000	16	$1,198	Long	6/08	$115

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

At May 31, 2008, the industry sectors for the Small Company Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	2.8
Energy	9.5
Financials	18.4
Health Care	12.6
Industrials	15.8
Information Technology	18.0
Materials	5.8
Telecommunication Services	1.2
Utilities	3.0
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)
Level 1	$113,394	$115
Level 2	1,626	–
Level 3	–	–
Total	$115,020	$115

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.1%
Aerospace/Defense – 0.9%
Rockwell Collins, Inc.	608	$37
Apparel – 1.4%
Warnaco Group (The), Inc. *†	1,235	59
Banks – 1.4%
Credicorp Ltd.	740	62
Biotechnology – 1.4%
Invitrogen Corp. *†	1,330	61
Chemicals – 4.5%
Agrium, Inc. †	590	52
Air Products & Chemicals, Inc.	645	66
FMC Corp. †	1,045	77
		195
Coal – 1.3%
Massey Energy Co. †	875	57
Commercial Services – 3.3%
Iron Mountain, Inc. *†	2,495	75
Pharmaceutical Product Development, Inc. †	1,527	67
		142
Computers – 2.8%
Logitech International S.A. *†	1,665	55
Micros Systems, Inc. *†	2,015	66
		121
Distribution/Wholesale – 1.7%
LKQ Corp. *†	3,300	73
Diversified Financial Services – 2.0%
CME Group, Inc.	35	15
Invesco Ltd. †	2,480	69
		84
Electrical Components & Equipment – 0.9%
Ametek, Inc. †	740	38
Electronics – 6.4%
Amphenol Corp., Class A	1,255	58
Dolby Laboratories, Inc., Class A *†	1,290	62
Flir Systems, Inc. *†	1,945	77
Thermo Fisher Scientific, Inc. *	1,285	76
		273
Engineering & Construction – 5.1%
Chicago Bridge & Iron Co. N.V. (New York Shares) †	3,163	144
Jacobs Engineering Group, Inc. *	800	76
		220
Environmental Control – 1.4%
Stericycle, Inc. *†	1,060	62

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.1% – continued
Gas – 1.2%
Energen Corp.	690	$52
Healthcare – Products – 2.2%
Bard (C.R.), Inc.	590	54
Varian Medical Systems, Inc. *	895	42
		96
Household Products/Wares – 1.5%
Church & Dwight Co., Inc. †	1,120	64
Internet – 1.5%
VeriSign, Inc. *†	1,615	65
Iron/Steel – 1.0%
AK Steel Holding Corp.	590	42
Leisure Time – 1.3%
WMS Industries, Inc. *†	1,540	57
Lodging – 1.2%
Choice Hotels International, Inc. †	1,520	53
Machinery – Construction & Mining – 1.2%
Joy Global, Inc. †	625	53
Machinery – Diversified – 3.2%
Flowserve Corp.	500	69
Roper Industries, Inc.	1,060	69
		138
Media – 2.8%
Discovery Holding Co., Class A *	3,065	80
Liberty Global, Inc., Class A *†	1,110	40
		120
Miscellaneous Manufacturing – 2.4%
Aptargroup, Inc. †	1,150	51
SPX Corp.	405	54
		105
Oil & Gas – 5.6%
Diamond Offshore Drilling, Inc.	360	49
Forest Oil Corp. *	775	52
Noble Energy, Inc.	448	44
Petrohawk Energy Corp. *†	1,995	59
Quicksilver Resources, Inc. *†	1,055	38
		242
Oil & Gas Services – 6.4%
Cameron International Corp. *	1,225	65
Core Laboratories N.V. *†	335	46
National-Oilwell Varco, Inc. *	995	83
Smith International, Inc.	1,005	79
		273

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.1% – continued
Pharmaceuticals – 2.5%
BioMarin Pharmaceutical, Inc. *†	1,325	$50
Express Scripts, Inc. *	814	59
		109
Retail – 8.7%
Advance Auto Parts, Inc.	1,780	72
Burger King Holdings, Inc. †	2,485	71
Coach, Inc. *	1,300	47
Copart, Inc. *†	1,245	56
GameStop Corp., Class A *	1,265	63
Ross Stores, Inc. †	1,785	65
		374
Savings & Loans – 1.5%
New York Community Bancorp, Inc. †	3,165	65
Semiconductors – 4.7%
Intersil Corp., Class A †	2,735	76
Microchip Technology, Inc.	1,230	46
Xilinx, Inc. †	2,870	78
		200
Software – 4.5%
Activision, Inc. *	1,955	66
Adobe Systems, Inc. *	1,935	85
Ansys, Inc. *†	875	42
		193
Telecommunications – 2.9%
Harris Corp.	990	65
Millicom International Cellular S.A.	510	59
		124
Transportation – 4.3%
CSX Corp.	980	68
Hunt (J.B.) Transport Services, Inc. †	1,410	49
Kansas City Southern *†	1,325	66
		183
Total Common Stocks
(Cost $3,612)		4,092

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANY – 42.1%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	1,809,880	$1,810
Total Investment Company
(Cost $1,810)		1,810

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 5.5%
Banco Bilbao Vizcaya, Argentina, Eurdollar Time Deposit, 2.13%, 6/2/08	$239	239
Total Short-Term Investment
(Cost $239)		239

Total Investments – 142.7%
(Cost $5,661)		6,141
Liabilities less Other Assets – (42.7)%		(1,837)
NET ASSETS – 100.0%		$4,304

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the industry sectors for the Mid Cap Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.6%
Consumer Staples	1.6
Energy	14.0
Financials	5.2
Health Care	10.0
Industrials	20.6
Information Technology	22.3
Materials	7.0
Telecommunication Services	1.4
Utilities	1.3
Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS* (000s)
Level 1	$5,902	$–
Level 2	239	–
Level 3	–	–
Total	$6,141	$–

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.4%
Agriculture – 2.6%
Philip Morris International, Inc. *	45,500	$2,396
Apparel – 2.4%
NIKE, Inc., Class B †	32,100	2,195
Biotechnology – 2.5%
Gilead Sciences, Inc. *	41,300	2,285
Chemicals – 4.1%
Celanese Corp., Class A	16,200	789
FMC Corp. †	11,400	843
Monsanto Co.	6,600	841
Mosaic (The) Co. *	6,800	852
Syngenta A.G. ADR †	7,800	478
		3,803
Commercial Services – 2.1%
Accenture Ltd., Class A	47,100	1,923
Computers – 10.3%
Apple, Inc. *	11,600	2,189
EMC Corp. of Massachusetts *	111,100	1,937
Hewlett-Packard Co.	25,300	1,191
IBM Corp.	24,500	3,171
Research In Motion Ltd. *	7,300	1,014
		9,502
Diversified Financial Services – 1.3%
Goldman Sachs Group (The), Inc.	6,800	1,200
Electric – 1.8%
Entergy Corp.	13,600	1,642
Engineering & Construction – 5.7%
ABB Ltd. ADR *	45,300	1,471
Fluor Corp.	7,300	1,362
Jacobs Engineering Group, Inc. *	15,100	1,431
McDermott International, Inc. *	15,700	974
		5,238
Food – 1.5%
Kroger Co.	50,500	1,396
Gas – 1.2%
Sempra Energy	19,600	1,133
Healthcare – Products – 6.3%
Alcon, Inc.	4,700	738
Baxter International, Inc.	38,700	2,365
Becton, Dickinson & Co.	13,600	1,148
Covidien Ltd.	31,400	1,573
		5,824
Insurance – 1.2%
Aflac, Inc.	16,300	1,094

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.4% – continued
Iron/Steel – 1.1%
ArcelorMittal (New York Shares) †	10,200	$1,013
Machinery – Construction & Mining – 3.7%
Caterpillar, Inc.	23,400	1,934
Joy Global, Inc.	17,200	1,449
		3,383
Machinery – Diversified – 1.2%
Flowserve Corp.	8,100	1,122
Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc. †	7,400	856
Miscellaneous Manufacturing – 2.5%
Honeywell International, Inc.	15,400	918
Parker Hannifin Corp.	16,700	1,414
		2,332
Oil & Gas – 8.7%
Canadian Natural Resources Ltd. †	12,200	1,195
Devon Energy Corp.	11,000	1,275
Hess Corp.	8,400	1,032
Noble Corp.	7,400	467
Occidental Petroleum Corp.	14,200	1,305
Questar Corp.	25,700	1,651
Talisman Energy, Inc. †	48,300	1,123
		8,048
Oil & Gas Services – 4.6%
Cameron International Corp. *	15,100	804
ENSCO International, Inc.	10,700	768
Halliburton Co. †	42,000	2,040
Schlumberger Ltd.	5,900	597
		4,209
Pharmaceuticals – 4.2%
Abbott Laboratories	31,400	1,769
Teva Pharmaceutical Industries Ltd. ADR	13,700	627
Wyeth	32,900	1,463
		3,859
Retail – 10.0%
Costco Wholesale Corp.	25,500	1,819
Hanesbrands, Inc. *†	30,300	1,000
McDonald’s Corp.	35,500	2,106
Wal-Mart Stores, Inc.	52,500	3,031
Yum! Brands, Inc.	32,600	1,294
		9,250
Semiconductors – 4.3%
Intel Corp.	94,600	2,193

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.4% – continued
Semiconductors – 4.3% – continued
Texas Instruments, Inc.	55,600	$1,806
		3,999
Software – 4.7%
Microsoft Corp.	106,200	3,008
Oracle Corp. *	60,700	1,386
		4,394
Telecommunications – 7.7%
Cisco Systems, Inc. *	82,500	2,204
Corning, Inc.	82,400	2,253
QUALCOMM, Inc.	55,200	2,680
		7,137
Transportation – 3.8%
C.H. Robinson Worldwide, Inc.	22,700	1,464
CSX Corp.	29,400	2,031
		3,495
Total Common Stocks
(Cost $83,651)		92,728

INVESTMENT COMPANY – 7.2%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	6,631,433	6,631
Total Investment Company
(Cost $6,631)		6,631

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 0.9%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$853	853
Total Short-Term Investment
(Cost $853)		853

Total Investments – 108.5%
(Cost $91,135)		100,212
Liabilities less Other Assets – (8.5)%		(7,821)
NET ASSETS – 100.0%		$92,391

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the industry sectors for the Focused Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.1%
Consumer Staples	9.3
Energy	11.4
Financials	2.5
Health Care	12.9
Industrials	16.8
Information Technology	29.1
Materials	6.1
Utilities	4.8
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS* (000s)
Level 1	$99,359	$–
Level 2	853	–
Level 3	–	–
Total	$100,212	$–

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1%
Aerospace/Defense – 3.3%
Lockheed Martin Corp.	5,040	$552
Northrop Grumman Corp.	8,425	636
Raytheon Co.	9,560	610
		1,798
Banks – 1.2%
Bank of America Corp.	18,680	635
Beverages – 0.6%
Pepsi Bottling Group, Inc.	10,340	335
Biotechnology – 4.2%
Amgen, Inc. *	20,615	908
Biogen Idec, Inc. *	12,170	764
Invitrogen Corp. *†	12,220	561
		2,233
Chemicals – 1.9%
Celanese Corp., Class A	12,205	594
Monsanto Co.	3,195	407
		1,001
Commercial Services – 0.8%
McKesson Corp.	7,240	417
Computers – 5.3%
Cadence Design Systems, Inc. *†	21,865	254
IBM Corp.	19,915	2,578
		2,832
Cosmetics/Personal Care – 4.2%
Colgate-Palmolive Co.	9,320	693
Procter & Gamble Co.	23,945	1,582
		2,275
Diversified Financial Services – 6.4%
Fannie Mae †	48,015	1,297
Goldman Sachs Group (The), Inc.	4,455	786
JPMorgan Chase & Co.	18,265	786
Morgan Stanley	12,480	552
		3,421
Electric – 3.3%
Duke Energy Corp.	34,350	635
Mirant Corp. *†	15,550	632
NRG Energy, Inc. *	11,835	492
		1,759
Electronics – 1.0%
Applera Corp. – Applied Biosystems Group	15,915	553
Food – 1.8%
General Mills, Inc.	15,520	981

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1% – continued
Gas – 1.2%
Energen Corp.	8,590	$644
Healthcare – Products – 1.3%
Covidien Ltd.	14,461	724
Healthcare – Services – 1.0%
WellPoint, Inc. *	9,345	522
Home Furnishings – 1.3%
Matsushita Electric Industrial Co. Ltd. ADR	31,705	721
Insurance – 4.0%
Allstate (The) Corp.	9,075	462
American International Group, Inc.	20,990	756
Chubb Corp.	8,540	459
Hartford Financial Services Group, Inc.	6,735	479
		2,156
Internet – 0.9%
eBay, Inc. *	16,530	496
Machinery – Construction & Mining – 1.5%
Caterpillar, Inc. †	9,950	822
Machinery – Diversified – 2.3%
Deere & Co.	15,500	1,261
Media – 2.4%
Disney (The Walt) Co.	38,990	1,310
Mining – 1.8%
Barrick Gold Corp. †	10,360	417
Southern Copper Corp. †	4,895	540
		957
Miscellaneous Manufacturing – 5.0%
Dover Corp.	10,850	587
General Electric Co.	26,360	810
ITT Corp.	8,840	583
Parker Hannifin Corp.	8,035	680
		2,660
Oil & Gas – 11.4%
Chevron Corp.	14,520	1,440
ENSCO International, Inc.	15,980	1,148
Exxon Mobil Corp.	24,215	2,149
Occidental Petroleum Corp.	8,910	819
Valero Energy Corp.	11,165	567
		6,123
Pharmaceuticals – 4.3%
Cephalon, Inc. *†	4,535	307
Forest Laboratories, Inc. *	11,500	413
Lilly (Eli) & Co.	21,160	1,019

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1% – continued
Pharmaceuticals – 4.3% – continued
Teva Pharmaceutical Industries Ltd. ADR	11,965	$547
		2,286
Retail – 9.9%
Best Buy Co., Inc.	11,945	558
GameStop Corp., Class A *	10,175	505
Gap (The), Inc.	26,275	479
McDonald’s Corp.	14,270	846
Tiffany & Co.	12,760	626
TJX Cos., Inc.	20,105	645
Wal-Mart Stores, Inc.	28,665	1,655
		5,314
Semiconductors – 2.1%
National Semiconductor Corp.	23,420	493
Texas Instruments, Inc.	19,930	647
		1,140
Software – 4.9%
BMC Software, Inc. *†	13,995	561
Microsoft Corp.	72,435	2,052
		2,613
Telecommunications – 7.8%
Cisco Systems, Inc. *	51,345	1,372
Embarq Corp.	8,730	413
Nokia OYJ ADR †	31,360	891
Qwest Communications International, Inc. †	101,720	493
Verizon Communications, Inc.	26,975	1,038
		4,207
Total Common Stocks
(Cost $51,149)		52,196

INVESTMENT COMPANY – 12.6%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	6,758,299	6,758
Total Investment Company
(Cost $6,758)		6,758

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENT – 2.6%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$1,422	$1,422
Total Short-Term Investment
(Cost $1,422)		1,422

Total Investments – 112.3%
(Cost $59,329)		60,376
Liabilities less Other Assets – (12.3)%		(6,597)
NET ASSETS – 100.0%		$53,779

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the industry sectors for the Diversified Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	10.1
Energy	11.7
Financials	11.9
Health Care	12.9
Industrials	12.5
Information Technology	17.9
Materials	3.8
Telecommunication Services	3.7
Utilities	4.6
Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversified Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS* (000s)
Level 1	$58,954	$–
Level 2	1,422	–
Level 3	–	–
Total	$60,376	$–

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7%
Advertising – 0.2%
Interpublic Group of Cos. (The), Inc. *†	26,012	$259
Omnicom Group, Inc.	19,198	941
		1,200
Aerospace/Defense – 2.4%
Boeing (The) Co.	45,763	3,788
General Dynamics Corp.	22,998	2,119
Goodrich Corp.	7,026	455
L-3 Communications Holdings, Inc.	7,000	752
Lockheed Martin Corp.	20,984	2,296
Northrop Grumman Corp.	20,206	1,525
Raytheon Co.	24,804	1,584
Rockwell Collins, Inc.	9,182	564
United Technologies Corp.	57,428	4,080
		17,163
Agriculture – 1.6%
Altria Group, Inc.	127,756	2,844
Archer-Daniels-Midland Co. †	38,306	1,521
Philip Morris International, Inc. *	123,856	6,522
Reynolds American, Inc. †	9,626	528
UST, Inc. †	8,434	466
		11,881
Airlines – 0.1%
Southwest Airlines Co.	42,830	559
Apparel – 0.3%
Liz Claiborne, Inc. †	5,888	103
NIKE, Inc., Class B	22,568	1,543
Polo Ralph Lauren Corp. †	3,500	245
VF Corp.	5,036	381
		2,272
Auto Manufacturers – 0.4%
Ford Motor Co. *†	131,710	896
General Motors Corp. †	34,633	592
PACCAR, Inc. †	22,544	1,204
		2,692
Auto Parts & Equipment – 0.2%
Goodyear Tire & Rubber (The) Co. *†	11,512	292
Johnson Controls, Inc.	35,934	1,224
		1,516
Banks – 4.7%
Bank of America Corp.	259,305	8,819
Bank of New York Mellon (The) Corp.	67,761	3,017
BB&T Corp. †	34,200	1,076
Capital One Financial Corp. †	22,419	1,079

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Banks – 4.7% – continued
Comerica, Inc. †	8,759	$326
Fifth Third Bancorp	35,156	657
First Horizon National Corp. †	6,972	67
Huntington Bancshares, Inc. of Ohio	20,709	184
KeyCorp †	21,407	417
M&T Bank Corp. †	4,300	373
Marshall & Ilsley Corp. †	14,654	340
National City Corp. †	37,120	217
Northern Trust Corp. (1)(2)	13,500	1,026
PNC Financial Services Group, Inc.	19,268	1,238
Regions Financial Corp. †	44,150	787
State Street Corp.	21,921	1,579
SunTrust Banks, Inc. †	20,056	1,047
U.S. Bancorp	102,702	3,409
Wachovia Corp.	126,704	3,015
Wells Fargo & Co.	191,046	5,267
Zions Bancorporation †	7,790	336
		34,276
Beverages – 2.4%
Anheuser-Busch Cos., Inc.	43,358	2,491
Brown-Forman Corp., Class B †	4,650	350
Coca-Cola (The) Co.	119,413	6,838
Coca-Cola Enterprises, Inc.	16,913	341
Constellation Brands, Inc., Class A *†	11,000	234
Molson Coors Brewing Co., Class B †	8,692	504
Pepsi Bottling Group, Inc.	7,871	255
PepsiCo, Inc.	95,829	6,545
		17,558
Biotechnology – 0.9%
Amgen, Inc. *	64,027	2,819
Biogen Idec, Inc. *	17,783	1,116
Celgene Corp. *	25,900	1,576
Genzyme Corp. *	16,357	1,120
Millipore Corp. *†	2,878	209
		6,840
Building Materials – 0.1%
Masco Corp.	20,288	376
Trane, Inc.	9,852	457
		833
Chemicals – 2.1%
Air Products & Chemicals, Inc.	12,064	1,229
Ashland, Inc. †	3,387	182
Dow Chemical (The) Co.	57,571	2,326

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Chemicals – 2.1% – continued
du Pont (E.I.) de Nemours & Co. †	53,951	$2,585
Eastman Chemical Co. †	4,790	367
Ecolab, Inc.	10,008	449
Hercules, Inc. †	7,037	145
International Flavors & Fragrances, Inc. †	4,384	184
Monsanto Co.	31,952	4,071
PPG Industries, Inc. †	8,934	563
Praxair, Inc. †	19,232	1,828
Rohm & Haas Co. †	6,884	372
Sherwin-Williams (The) Co. †	5,795	325
Sigma-Aldrich Corp. †	8,086	475
		15,101
Coal – 0.3%
Consol Energy, Inc.	10,700	1,044
Peabody Energy Corp.	16,400	1,212
		2,256
Commercial Services – 0.9%
Apollo Group, Inc., Class A *	8,801	421
Automatic Data Processing, Inc. †	30,859	1,328
Convergys Corp. *	8,346	135
Donnelley (R.R.) & Sons Co.	12,661	416
Equifax, Inc. †	7,855	300
H&R Block, Inc.	18,938	442
McKesson Corp.	17,148	989
Monster Worldwide, Inc. *†	7,187	177
Moody’s Corp. †	11,862	440
Paychex, Inc.	20,616	712
Robert Half International, Inc.	9,447	232
Western Union (The) Co.	42,661	1,008
		6,600
Computers – 5.0%
Affiliated Computer Services, Inc., Class A *†	5,700	309
Apple, Inc. *	51,612	9,742
Cognizant Technology Solutions Corp., Class A *†	17,800	628
Computer Sciences Corp. *†	9,410	462
Dell, Inc. *†	122,643	2,828
Electronic Data Systems Corp.	28,861	707
EMC Corp. of Massachusetts *	123,145	2,148
Hewlett-Packard Co.	144,239	6,788
IBM Corp.	80,684	10,443
Lexmark International, Inc., Class A *†	5,307	196
NetApp, Inc. *	21,875	533
SanDisk Corp. *†	14,500	410

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Computers – 5.0% – continued
Sun Microsystems, Inc. *	49,481	$641
Teradata Corp. *	10,192	275
Unisys Corp. *†	21,113	107
		36,217
Cosmetics/Personal Care – 2.1%
Avon Products, Inc.	23,890	933
Colgate-Palmolive Co.	30,724	2,285
Estee Lauder Cos. (The), Inc., Class A †	6,600	314
Procter & Gamble Co.	181,360	11,979
		15,511
Distribution/Wholesale – 0.1%
Genuine Parts Co.	9,643	424
Grainger (W.W.), Inc.	4,029	368
		792
Diversified Financial Services – 5.6%
American Express Co.	69,064	3,201
Ameriprise Financial, Inc.	12,892	609
Bear Stearns Cos. (The), Inc. †	10,749	100
Charles Schwab (The) Corp.	57,432	1,274
CIT Group, Inc. †	16,300	163
Citigroup, Inc.	306,882	6,718
CME Group, Inc. †	3,100	1,334
Countrywide Financial Corp. †	33,184	174
Discover Financial Services †	27,065	464
E*TRADE Financial Corp. *†	26,500	109
Fannie Mae	62,495	1,688
Federated Investors, Inc., Class B †	5,312	195
Franklin Resources, Inc.	8,821	893
Freddie Mac †	38,550	980
Goldman Sachs Group (The), Inc.	23,353	4,120
IntercontinentalExchange, Inc. *	4,400	608
Janus Capital Group, Inc. †	10,407	302
JPMorgan Chase & Co.	198,644	8,542
Legg Mason, Inc.	7,501	404
Lehman Brothers Holdings, Inc. †	31,560	1,162
Merrill Lynch & Co., Inc.	57,103	2,508
Morgan Stanley	64,030	2,832
NYSE Euronext	14,900	952
Price (T. Rowe) Group, Inc. †	16,572	960
SLM Corp. *	29,284	664
		40,956
Electric – 3.4%
AES Corp. *	36,638	714

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Electric – 3.4% – continued
Allegheny Energy, Inc.	9,385	$514
Ameren Corp. †	12,323	560
American Electric Power Co., Inc. †	25,417	1,076
Centerpoint Energy, Inc.	18,057	306
CMS Energy Corp. †	12,683	198
Consolidated Edison, Inc. †	16,521	682
Constellation Energy Group, Inc.	11,321	976
Dominion Resources, Inc. of Virginia	32,424	1,501
DTE Energy Co. †	9,479	419
Duke Energy Corp.	78,282	1,447
Dynegy, Inc., Class A *†	22,305	210
Edison International	18,034	960
Entergy Corp. †	11,956	1,444
Exelon Corp.	39,890	3,510
FirstEnergy Corp.	19,195	1,511
FPL Group, Inc.	23,012	1,554
Integrys Energy Group, Inc. †	4,500	231
Pepco Holdings, Inc.	10,900	295
PG&E Corp. †	19,396	768
Pinnacle West Capital Corp.	5,991	202
PPL Corp.	21,150	1,085
Progress Energy, Inc. †	14,400	616
Public Service Enterprise Group, Inc.	31,478	1,393
Southern (The) Co. †	43,599	1,578
TECO Energy, Inc. †	11,616	237
Xcel Energy, Inc.	23,185	494
		24,481
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	46,394	2,699
Molex, Inc.	8,335	232
		2,931
Electronics – 0.6%
Agilent Technologies, Inc. *	20,826	779
Applera Corp. – Applied Biosystems Group	9,446	328
Jabil Circuit, Inc. †	12,300	156
PerkinElmer, Inc. †	7,200	204
Thermo Fisher Scientific Inc. *	25,311	1,494
Tyco Electronics Ltd.	27,470	1,102
Waters Corp. *	5,678	349
		4,412
Engineering & Construction – 0.2%
Fluor Corp.	5,491	1,024

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Engineering & Construction – 0.2% – continued
Jacobs Engineering Group, Inc. *	7,200	$683
		1,707
Entertainment – 0.1%
International Game Technology †	19,197	685
Environmental Control – 0.2%
Allied Waste Industries, Inc. *	15,454	208
Waste Management, Inc. †	30,842	1,170
		1,378
Food – 1.8%
Campbell Soup Co.	12,262	410
ConAgra Foods, Inc.	27,087	639
Dean Foods Co. *	7,900	172
General Mills, Inc.	21,341	1,349
Heinz (H.J.) Co. †	17,669	882
Hershey (The) Co. †	9,222	361
Kellogg Co.	14,268	739
Kraft Foods, Inc., Class A †	92,614	3,008
Kroger Co.	40,558	1,121
McCormick & Co., Inc.	7,200	271
Safeway, Inc. †	25,442	811
Sara Lee Corp.	41,931	578
SUPERVALU, Inc.	12,241	429
Sysco Corp.	33,680	1,039
Tyson Foods, Inc., Class A	14,200	267
Whole Foods Market, Inc. †	8,100	235
Wrigley (Wm.) Jr. Co.	11,846	914
		13,225
Forest Products & Paper – 0.3%
International Paper Co.	26,247	714
MeadWestvaco Corp.	10,329	266
Plum Creek Timber Co., Inc. †	9,989	466
Weyerhaeuser Co. †	11,969	746
		2,192
Gas – 0.2%
NICOR, Inc. †	2,852	117
NiSource, Inc. †	15,435	279
Sempra Energy †	16,872	975
		1,371
Hand/Machine Tools – 0.1%
Black & Decker Corp. †	3,650	236
Snap-On, Inc. †	3,523	218
Stanley Works (The) †	4,768	232
		686

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Healthcare – Products – 3.4%
Bard (C.R.), Inc.	5,880	$536
Baxter International, Inc.	38,635	2,361
Becton, Dickinson & Co.	14,197	1,199
Boston Scientific Corp. *	81,128	1,078
Covidien Ltd.	28,170	1,411
Intuitive Surgical, Inc. *	2,300	675
Johnson & Johnson	168,138	11,222
Medtronic, Inc.	67,495	3,420
Patterson Cos., Inc. *†	7,700	262
St. Jude Medical, Inc. *†	19,446	792
Stryker Corp.	13,036	841
Varian Medical Systems, Inc. *	7,100	338
Zimmer Holdings, Inc. *	13,185	960
		25,095
Healthcare – Services – 1.1%
Aetna, Inc.	29,244	1,379
Coventry Health Care, Inc. *	9,075	418
Humana, Inc. *	9,490	484
Laboratory Corp. of America Holdings *	6,200	458
Quest Diagnostics, Inc.	8,536	430
Tenet Healthcare Corp. *†	28,528	168
UnitedHealth Group, Inc.	74,752	2,557
WellPoint, Inc. *	32,238	1,800
		7,694
Holding Companies – Diversified – 0.1%
Leucadia National Corp.	9,400	510
Home Builders – 0.1%
Centex Corp. †	7,334	138
D.R. Horton, Inc.	16,500	210
KB Home †	4,428	91
Lennar Corp., Class A †	7,900	133
Pulte Homes, Inc. †	12,832	157
		729
Home Furnishings – 0.1%
Harman International Industries, Inc. †	3,600	161
Whirlpool Corp. †	4,430	326
		487
Household Products/Wares – 0.4%
Avery Dennison Corp. †	5,438	281
Clorox Co.	7,815	446
Fortune Brands, Inc.	8,605	598
Kimberly-Clark Corp.	26,160	1,669
		2,994

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Housewares – 0.0%
Newell Rubbermaid, Inc. †	15,761	$317
Insurance – 3.9%
ACE Ltd.	18,717	1,124
Aflac, Inc.	29,379	1,972
Allstate (The) Corp.	34,775	1,771
AMBAC Financial Group, Inc. †	16,503	52
American International Group, Inc. †	158,849	5,719
AON Corp.	17,034	804
Assurant, Inc.	5,500	374
Chubb Corp.	23,386	1,257
CIGNA Corp.	15,821	642
Cincinnati Financial Corp.	9,730	341
Genworth Financial, Inc., Class A	23,700	524
Hartford Financial Services Group, Inc.	17,698	1,258
Lincoln National Corp.	14,898	822
Loews Corp.	24,838	1,231
Marsh & McLennan Cos., Inc.	29,910	814
MBIA, Inc. †	11,864	83
Metlife, Inc.	42,544	2,554
MGIC Investment Corp. †	5,827	70
Principal Financial Group, Inc.	14,611	787
Progressive (The) Corp.	38,328	769
Prudential Financial, Inc.	27,199	2,032
SAFECO Corp.	5,476	367
Torchmark Corp.	5,294	336
Travelers Cos. (The), Inc.	37,171	1,851
Unum Group	19,463	469
XL Capital Ltd., Class A †	10,234	357
		28,380
Internet – 2.2%
Akamai Technologies, Inc. *†	9,300	363
Amazon.com, Inc. *	18,315	1,495
eBay, Inc. *	65,928	1,978
Expedia, Inc. *†	11,258	273
Google, Inc., Class A *	13,762	8,062
IAC/InterActiveCorp *†	10,800	244
Symantec Corp. *	51,971	1,129
VeriSign, Inc. *†	12,000	480
Yahoo!, Inc. *	79,430	2,126
		16,150
Investment Companies – 0.1%
American Capital Strategies Ltd. †	11,000	352
Iron/Steel – 0.4%
Allegheny Technologies, Inc. †	5,978	448

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	77	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Iron/Steel – 0.4% – continued
Nucor Corp.	18,444	$1,380
United States Steel Corp.	7,075	1,222
		3,050
Leisure Time – 0.2%
Brunswick Corp. †	5,435	75
Carnival Corp.	26,868	1,076
Harley-Davidson, Inc. †	13,828	575
		1,726
Lodging – 0.2%
Marriott International, Inc., Class A	17,400	573
Starwood Hotels & Resorts Worldwide, Inc.	11,311	548
Wyndham Worldwide Corp.	10,347	226
		1,347
Machinery – Construction & Mining – 0.5%
Caterpillar, Inc. †	36,472	3,014
Terex Corp. *†	5,900	421
		3,435
Machinery – Diversified – 0.5%
Cummins, Inc.	11,784	830
Deere & Co.	25,890	2,106
Manitowoc Co. (The), Inc.	7,400	288
Rockwell Automation, Inc.	8,369	490
		3,714
Media – 2.7%
CBS Corp., Class B	39,173	846
Clear Channel Communications, Inc.	30,778	1,078
Comcast Corp., Class A	179,703	4,043
DIRECTV Group (The), Inc. *†	41,600	1,169
Disney (The Walt) Co.	110,486	3,712
Gannett Co., Inc. †	13,546	390
McGraw-Hill Cos. (The), Inc. †	18,928	785
Meredith Corp. †	2,236	74
New York Times (The) Co., Class A †	8,889	155
News Corp., Class A	132,500	2,379
Scripps (E.W.) Co., Class A †	4,600	217
Time Warner, Inc.	214,126	3,400
Viacom, Inc., Class B *	36,273	1,299
Washington Post (The), Co., Class B †	333	209
		19,756
Metal Fabrication/Hardware – 0.1%
Precision Castparts Corp.	8,600	1,039
Mining – 0.9%
Alcoa, Inc.	49,273	2,000

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Mining – 0.9% – continued
Freeport-McMoRan Copper & Gold, Inc.	22,426	$2,595
Newmont Mining Corp.	26,633	1,266
Titanium Metals Corp. †	4,900	85
Vulcan Materials Co. †	6,147	473
		6,419
Miscellaneous Manufacturing – 4.6%
3M Co.	43,020	3,337
Cooper Industries Ltd., Class A †	10,430	486
Danaher Corp.	16,004	1,251
Dover Corp.	11,340	613
Eastman Kodak Co. †	16,337	250
Eaton Corp.	9,660	934
General Electric Co.	588,723	18,086
Honeywell International, Inc.	45,339	2,703
Illinois Tool Works, Inc.	22,974	1,234
Ingersoll-Rand Co. Ltd., Class A	16,750	738
ITT Corp.	10,348	683
Leggett & Platt, Inc. †	9,616	184
Pall Corp.	6,791	277
Parker Hannifin Corp.	9,620	814
Textron, Inc.	13,758	860
Tyco International Ltd.	29,070	1,314
		33,764
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	11,935	433
Xerox Corp.	51,658	702
		1,135
Oil & Gas – 10.7%
Anadarko Petroleum Corp.	28,436	2,132
Apache Corp.	19,974	2,678
Chesapeake Energy Corp.	28,362	1,553
Chevron Corp.	121,353	12,032
ConocoPhillips	92,434	8,606
Devon Energy Corp.	26,850	3,113
ENSCO International, Inc.	9,500	682
EOG Resources, Inc.	14,538	1,870
Exxon Mobil Corp.	314,910	27,951
Hess Corp.	16,913	2,077
Marathon Oil Corp.	42,156	2,166
Murphy Oil Corp.	10,700	991
Nabors Industries Ltd. *†	18,306	770
Noble Corp.	15,174	958
Noble Energy, Inc.	10,400	1,014
Occidental Petroleum Corp.	47,868	4,401

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	78	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Oil & Gas – 10.7% – continued
Range Resources Corp.	7,762	$511
Rowan Cos., Inc. †	7,503	331
Sunoco, Inc.	7,868	350
Tesoro Corp. †	9,500	236
Valero Energy Corp.	32,000	1,627
XTO Energy, Inc.	28,466	1,811
		77,860
Oil & Gas Services – 2.7%
Baker Hughes, Inc.	19,203	1,702
BJ Services Co.	16,890	510
Cameron International Corp. *	12,500	665
Halliburton Co.	49,680	2,414
National-Oilwell Varco, Inc. *	25,000	2,083
Schlumberger Ltd.	69,586	7,037
Smith International, Inc. †	11,700	923
Transocean, Inc. *	18,300	2,749
Weatherford International Ltd. *†	41,400	1,889
		19,972
Packaging & Containers – 0.1%
Ball Corp. †	5,728	311
Bemis Co. †	6,252	166
Pactiv Corp. *	7,382	182
Sealed Air Corp.	8,788	214
		873
Pharmaceuticals – 5.3%
Abbott Laboratories	92,186	5,195
Allergan, Inc.	17,246	994
AmerisourceBergen Corp.	9,182	379
Barr Pharmaceuticals, Inc. *	6,200	272
Bristol-Myers Squibb Co.	117,995	2,689
Cardinal Health, Inc.	20,120	1,138
Express Scripts, Inc. *	15,457	1,115
Forest Laboratories, Inc. *	17,269	620
Gilead Sciences, Inc. *	54,696	3,026
Hospira, Inc. *†	8,788	368
King Pharmaceuticals, Inc. *	13,838	142
Lilly (Eli) & Co.	58,673	2,824
Medco Health Solutions, Inc. *	32,026	1,552
Merck & Co., Inc.	129,040	5,027
Mylan Laboratories, Inc. †	17,600	235
Pfizer, Inc.	394,921	7,646
Schering-Plough Corp.	95,652	1,951
Watson Pharmaceuticals, Inc. *†	6,152	176

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Pharmaceuticals – 5.3% – continued
Wyeth	79,614	$3,540
		38,889
Pipelines – 0.5%
El Paso Corp. †	42,578	832
Questar Corp. †	9,700	623
Spectra Energy Corp.	34,991	946
Williams Cos. (The), Inc.	36,018	1,370
		3,771
Real Estate – 0.0%
CB Richard Ellis Group, Inc., Class A *†	10,600	238
Real Estate Investment Trusts – 1.1%
Apartment Investment & Management Co.,
Class A †	5,533	219
AvalonBay Communities, Inc. †	4,500	455
Boston Properties, Inc. †	6,900	675
Developers Diversified Realty Corp. †	7,000	278
Equity Residential	15,197	643
General Growth Properties, Inc. †	15,900	661
HCP, Inc. †	13,700	469
Host Hotels & Resorts, Inc. †	29,500	507
Kimco Realty Corp. †	12,900	508
ProLogis	16,234	1,005
Public Storage	6,982	615
Simon Property Group, Inc.	13,786	1,370
Vornado Realty Trust †	8,700	850
		8,255
Retail – 5.4%
Abercrombie & Fitch Co., Class A	5,800	421
AutoNation, Inc. *†	7,611	120
Autozone, Inc. *†	2,419	306
Bed Bath & Beyond, Inc. *†	17,037	543
Best Buy Co., Inc.	19,722	921
Big Lots, Inc. *†	5,857	182
Coach, Inc. *	20,300	737
Costco Wholesale Corp.	26,191	1,868
CVS Caremark Corp.	82,150	3,515
Darden Restaurants, Inc.	7,954	272
Dillard’s, Inc., Class A †	3,934	64
Family Dollar Stores, Inc. †	8,262	177
GameStop Corp., Class A *	9,100	451
Gap (The), Inc.	25,635	468
Home Depot (The), Inc.	101,664	2,782
Jones Apparel Group, Inc. †	5,340	90
Kohl’s Corp. *	17,746	795

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	79	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Retail – 5.4% – continued
Limited Brands, Inc. †	18,113	$351
Lowe’s Cos., Inc.	88,414	2,122
Macy’s, Inc.	25,566	605
McDonald’s Corp.	68,575	4,068
Nordstrom, Inc. †	10,080	353
Office Depot, Inc. *	15,659	199
OfficeMax, Inc.	4,524	98
Penney (J.C.) Co., Inc.	13,100	527
RadioShack Corp. †	8,458	124
Sears Holdings Corp. *†	4,556	386
Staples, Inc.	43,397	1,018
Starbucks Corp. *†	45,426	826
Target Corp.	49,030	2,616
Tiffany & Co. †	7,101	348
TJX Cos., Inc.	26,730	857
Wal-Mart Stores, Inc.	137,635	7,947
Walgreen Co.	55,930	2,015
Wendy’s International, Inc.	5,205	154
Yum! Brands, Inc.	26,860	1,066
		39,392
Savings & Loans – 0.2%
Hudson City Bancorp, Inc. †	33,800	602
Sovereign Bancorp, Inc. †	28,180	257
Washington Mutual, Inc. †	64,843	585
		1,444
Semiconductors – 2.6%
Advanced Micro Devices, Inc. *†	35,744	246
Altera Corp.	20,607	477
Analog Devices, Inc.	17,337	609
Applied Materials, Inc.	81,597	1,616
Broadcom Corp., Class A *	27,574	791
Intel Corp.	338,029	7,836
Kla-Tencor Corp. †	11,811	545
Linear Technology Corp. †	14,462	532
LSI Corp. *†	39,541	288
MEMC Electronic Materials, Inc. *	12,700	872
Microchip Technology, Inc. †	11,100	409
Micron Technology, Inc. *†	44,780	361
National Semiconductor Corp.	13,604	286
Novellus Systems, Inc. *†	5,921	142
Nvidia Corp. *	31,995	790
QLogic Corp. *	7,878	124
Teradyne, Inc. *	11,458	157
Texas Instruments, Inc.	74,795	2,429

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Semiconductors – 2.6% – continued
Xilinx, Inc. †	16,836	$458
		18,968
Software – 3.5%
Adobe Systems, Inc. *	32,714	1,441
Autodesk, Inc. *†	13,776	567
BMC Software, Inc. *	11,299	453
CA, Inc. †	22,309	592
Citrix Systems, Inc. *	12,369	423
Compuware Corp. *	15,472	158
Electronic Arts, Inc. *†	19,850	996
Fidelity National Information Services, Inc.	10,100	407
Fiserv, Inc. *	10,574	554
IMS Health, Inc.	10,997	267
Intuit, Inc. *	18,698	542
Microsoft Corp.	468,792	13,276
Novell, Inc. *	22,041	156
Oracle Corp. *	230,609	5,267
Total System Services, Inc. †	8,986	220
		25,319
Telecommunications – 6.0%
American Tower Corp., Class A *	24,400	1,116
AT&T, Inc.	353,214	14,093
CenturyTel, Inc.	6,178	219
Ciena Corp. *†	5,115	156
Cisco Systems, Inc. *	350,736	9,372
Citizens Communications Co. †	18,834	220
Corning, Inc.	94,226	2,576
Embarq Corp.	8,675	411
JDS Uniphase Corp. *†	13,293	164
Juniper Networks, Inc. *†	32,100	883
Motorola, Inc.	127,206	1,187
QUALCOMM, Inc.	96,082	4,664
Qwest Communications International, Inc. †	98,803	479
Sprint Nextel Corp.	170,710	1,598
Tellabs, Inc. *†	23,962	130
Verizon Communications, Inc.	169,946	6,538
Windstream Corp. †	27,084	361
		44,167
Textiles – 0.0%
Cintas Corp. †	7,523	222
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	8,771	318

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	80	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued
Toys, Games & Hobbies – 0.1% – continued
Mattel, Inc.	20,417	$411
		729
Transportation – 2.1%
Burlington Northern Santa Fe Corp.	18,138	2,050
C.H. Robinson Worldwide, Inc.	10,100	651
CSX Corp.	22,776	1,573
Expeditors International Washington, Inc.	12,500	588
FedEx Corp.	18,338	1,682
Norfolk Southern Corp.	21,207	1,429
Ryder System, Inc.	3,249	239
Union Pacific Corp.	31,720	2,611
United Parcel Service, Inc., Class B	60,907	4,326
		15,149
Total Common Stocks
(Cost $621,857)		720,632

INVESTMENT COMPANY – 8.7%
Northern Institutional Funds – Liquid Assets Portfolio (3)(4)	63,500,803	63,501
Total Investment Company
(Cost $63,501)		63,501

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.6%
Banco Bilbao Vizcaya, Argentina, Eurodollar Time Deposit, 2.13%, 6/2/08	$17,603	17,603
U.S. Treasury Bill, (5) 3.00%, 6/26/08	1,510	1,507
Total Short-Term Investments
(Cost $19,110)		19,110

Total Investments – 110.0%
(Cost $704,468)		803,243
Liabilities less Other Assets – (10.0)%		(72,938)
NET ASSETS – 100.0%		$730,305
(1)	Investment in affiliate.
(2)	At November 30, 2007, Northern Trust Corp.’s value was approximately $1,093,000, with no purchases or sales activities during the semiannual period ended May 31, 2008.
(3)	Investment in affiliated portfolio.
(4)	Investment related to cash collateral received from portfolio securities loaned.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2008, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
E-Mini S&P
500	138	$9,664	Long	6/08	$620

At May 31, 2008, the industry sectors for the Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.6%
Consumer Staples	10.5
Energy	14.3
Financials	15.9
Health Care	11.5
Industrials	11.7
Information Technology	16.6
Materials	3.7
Telecommunication Services	3.5
Utilities	3.7
Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	81	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS* (000s)
Level 1	$784,133	$620
Level 2	19,110	–
Level 3	–	–
Total	$803,243	$620

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	82	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Growth, International Equity Index, Small Company Growth, Small Company Index, Mid Cap Growth, Focused Growth, Diversified Growth, and Equity Index Portfolios (collectively, the “Portfolios” or “Equity Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Equity Portfolios.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers for the International Growth Portfolio. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.), Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Equity Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2008, Class A, Class C and Class D shares were outstanding for certain Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over- the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	83	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

B) FUTURES CONTRACTS Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2008, the Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $160,000 and $1,507,000, respectively. The International Equity Index had entered into exchange-traded long futures contracts at May 31, 2008. The aggregate value of foreign currencies to cover margin requirements for open positions was approximately $399,000.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

G) REDEMPTION FEES The International Growth and International Equity Index Portfolios charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios’ prospectus.

EQUITY PORTFOLIOS	84	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

Redemption fees for the six months ended May 31, 2008, were approximately $4,000 and $8,000 for the International Growth Portfolio and International Equity Index Portfolio, respectively. These amounts are included in “Proceeds from Shares Sold” in Note 8 – Capital Share Transactions. The impact from redemption fees paid to both Portfolios were less than $0.001 per share.

H) PORTFOLIO SECURITIES LOANED Certain Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust). Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in the Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2008, were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	FEES EARNED BY NORTHERN TRUST
International Growth	$40,316	$42,671	$4	$27
International Equity Index	11,779	11,758	604	13
Small Company Growth	911	931	—	1
Small Company Index	37,785	38,773	2	56
Mid Cap Growth	1,856	1,810	69	1
Focused Growth	8,655	6,631	2,183	4
Diversified Growth	6,648	6,758	—	4
Equity Index	63,125	63,501	1,191	51

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2008. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2008.

Portfolio	BROKER/DEALER	PERCENT OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
International Growth	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6.5%
Small Company Growth	UBS Securities LLC	16.7%
Small Company Index	Credit Suisse Securities (USA) LLC	5.5%
	Goldman, Sachs & Co.	14.5%
Mid Cap Growth	Bear, Stearns Securities Corp.	6.5%
	Goldman, Sachs & Co.	8.5%
	UBS Securities LLC	5.7%

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

International Growth	Annually
International Equity Index	Annually
Small Company Growth	Annually
Small Company Index	Annually
Mid Cap Growth	Annually
Focused Growth	Annually
Diversified Growth	Annually
Equity Index	Quarterly

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	85	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Each Portfolio’s net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007 through the fiscal year end, the following Portfolios incurred net capital losses, and/or Section 988 currency losses for which each Portfolio intends to treat as having been incurred in the next fiscal year (in thousands):

International Equity Index	$284
Diversified Growth	1,449

At November 30, 2007, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

Amounts in thousands	NOVEMBER 30, 2009	NOVEMBER 30, 2010	NOVEMBER 30, 2011
Small Company Growth	$10,746	$6,855	$—
Small Company Index	—	613	13,078
Mid Cap Growth	—	2,514	—
Focused Growth	—	25,942	—

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2007, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$13,227	$28,058
International Equity Index	4,185	21,207
Small Company Index	934	—
Focused Growth	496	—
Diversified Growth	1,589	2,806
Equity Index	404	69,663

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$2,084	$6,372
International Equity Index	4,747	11,173
Small Company Index	753	—
Mid Cap Growth	10	—
Focused Growth	500	—
Diversified Growth	491	2,788
Equity Index	13,503	36,107

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2006, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$2,100	$—
International Equity Index	2,218	2,798
Small Company Index	755	—
Focused Growth	431	—
Diversified Growth	991	2,852
Equity Index	13,201	28,099

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2008, management has evaluated the application of FIN 48 to the Portfolios, and has determined that there is no

EQUITY PORTFOLIOS	86	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2008, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2008, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
International Growth	0.90%	0.10%	0.80%
International Equity Index	0.25%	—%	0.25%
Small Company Growth	0.95%	0.15%	0.80%
Small Company Index	0.20%	—%	0.20%
Mid Cap Growth	0.90%	0.10%	0.80%
Focused Growth	0.85%	0.10%	0.75%
Diversified Growth	0.75%	0.10%	0.65%
Equity Index	0.10%	—%	0.10%

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
International Growth	$12	$—	$—
International Equity Index	6	—	—
Small Company Index	4	—	—
Focused Growth	5	—	—
Diversified Growth	3	—	—
Equity Index	35	11	3

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PNC Global Investment Servicing, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10 percent (0.15 percent in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services. The Portfolios pay the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

In addition, if in any fiscal year the sum of a Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI or NTGIL for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio’s average daily net assets (0.25 percent for the International Growth and International Equity Index Portfolios), NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement. In addition, NTI as co-administrator has voluntarily agreed to reimburse an additional 0.10 percent of the International Equity Index Portfolio’s Other Operating Expenses.

The expenses reimbursed during the six months ended May 31, 2008, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust’s secretary also serves as legal counsel to the Trust and the Independent Trustees and receives legal fees from the Portfolios for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	87	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	CLASS C	CLASS D
International Growth	$—	$1
International Equity Index	—	1
Diversified Growth	—	1
Equity Index	17	5

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
International Growth	$—	$98,733	$—	$100,200
International Equity Index	—	31,507	—	42,663
Small Company Growth	—	2,396	—	2,681
Small Company Index	—	13,816	—	18,831
Mid Cap Growth	—	8,204	—	9,773
Focused Growth	—	114,807	—	115,983
Diversified Growth	—	31,242	—	33,716
Equity Index	—	72,075	—	73,526

At May 31, 2008, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
International Growth	$25,001	$(6,213)	$18,788	$247,617
International Equity Index	10,654	(8,097)	2,557	124,197
Small Company Growth	207	(29)	178	2,555
Small Company Index	11,771	(9,984)	1,787	113,233
Mid Cap Growth	504	(24)	480	5,661
Focused Growth	9,702	(625)	9,077	91,135
Diversified Growth	4,132	(3,085)	1,047	59,329
Equity Index	144,808	(46,033)	98,775	704,468

7. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

Effective December 13, 2007 for the Trust, the revolving bank credit agreement has been lowered to $100,000,000 from the original $150,000,000 noted above.

At May 31, 2008, the Portfolios did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
International Growth	$873	3.35%
International Equity Index	1,879	3.94%
Small Company Growth	133	4.53%
Mid Cap Growth	182	3.96%
Focused Growth	186	4.15%
Diversified Growth	2,500	3.49%
Equity Index	17,600	3.57%

EQUITY PORTFOLIOS	88	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	1,451	$17,210	3,255	$38,998	(2,356)	$(28,158)	2,350	$28,050
International Equity Index	3,259	37,826	1,779	21,352	(3,827)	(45,926)	1,211	13,252
Small Company Growth	12	136	—	—	(33)	(365)	(21)	(229)
Small Company Index	1,001	15,723	40	679	(1,343)	(21,566)	(302)	(5,164)
Mid Cap Growth	1	24	—	—	(97)	(1,369)	(96)	(1,345)
Focused Growth	510	7,533	32	506	(715)	(10,391)	(173)	(2,352)
Diversified Growth	1,927	13,487	595	4,327	(2,358)	(15,748)	164	2,066
Equity Index	7,958	120,234	4,171	64,486	(8,247)	(123,398)	3,882	61,322

Transactions in Class A shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	4,379	$60,231	637	$8,153	(4,208)	$(57,828)	808	$10,556
International Equity Index	7,292	106,967	1,085	15,032	(8,043)	(118,549)	334	3,450
Small Company Growth	22	253	—	—	(79)	(905)	(57)	(652)
Small Company Index	1,861	32,644	34	584	(2,894)	(53,014)	(999)	(19,786)
Mid Cap Growth	22	287	1	8	(179)	(2,363)	(156)	(2,068)
Focused Growth	804	11,851	35	466	(1,689)	(23,864)	(850)	(11,547)
Diversified Growth	3,053	24,260	413	3,152	(1,256)	(9,769)	2,210	17,643
Equity Index	22,623	387,152	2,555	42,713	(23,369)	(402,669)	1,809	27,196

Transactions in Class C shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Mid Cap Growth	—	$—	—	$—	(3)	$(44)	(3)	$(44)
Focused Growth	3	41	—	1	(2)	(30)	1	12
Equity Index	135	1,970	146	2,250	(856)	(12,627)	(575)	(8,407)

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	89	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class C shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Mid Cap Growth	1	$20	—	$—	—	$—	1	$20
Focused Growth	4	61	—	—	(3)	(46)	1	15
Equity Index	191	3,265	94	1,568	(374)	(6,446)	(89)	(1,613)

Transactions in Class D shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	14	$162	2	$23	(10)	$(114)	6	$71
International Equity Index	10	107	8	98	(3)	(34)	15	171
Small Company Growth	—	—	—	—	(1)	(4)	(1)	(4)
Small Company Index	—	—	—	—	(4)	(55)	(4)	(55)
Mid Cap Growth	—	—	—	—	—	(8)	—	(8)
Focused Growth	—	4	—	—	(1)	(17)	(1)	(13)
Diversified Growth	9	61	1	9	(10)	(68)	—	2
Equity Index	5	88	23	352	(37)	(544)	(9)	(104)

Transactions in Class D shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	11	$159	1	$5	(10)	$(139)	2	$25
International Equity Index	38	553	1	12	(2)	(28)	37	537
Small Company Growth	—	—	—	—	(1)	(9)	(1)	(9)
Small Company Index	—	1	—	—	(3)	(54)	(3)	(53)
Mid Cap Growth	—	—	—	—	(1)	(11)	(1)	(11)
Focused Growth	1	8	—	—	(3)	(33)	(2)	(25)
Diversified Growth	64	480	2	15	(33)	(252)	33	243
Equity Index	8	131	13	223	(43)	(729)	(22)	(375)

EQUITY PORTFOLIOS	90	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

9. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolios’ financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the accompanying Schedules of Investments.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio’s financial position, financial performance and cash flows. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolios’ financial statements and financial disclosures, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	91	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Growth and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/07 - 5/31/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 84), if any, in the International Growth and International Equity Index Portfolios. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INTERNATIONAL GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	1.06%	$1,000.00	$940.20	$5.14
Hypothetical	1.06%	$1,000.00	$1,019.70	$5.35	**
CLASS D
Actual	1.45%	$1,000.00	$938.80	$7.03
Hypothetical	1.45%	$1,000.00	$1,017.75	$7.31	**

INTERNATIONAL EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.42%	$1,000.00	$947.30	$2.04
Hypothetical	0.42%	$1,000.00	$1,022.90	$2.12	**
CLASS D
Actual	0.81%	$1,000.00	$945.30	$3.94
Hypothetical	0.81%	$1,000.00	$1,020.95	$4.09	**

SMALL COMPANY GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.92%	$1,000.00	$948.30	$4.48
Hypothetical	0.92%	$1,000.00	$1,020.40	$4.65	**
CLASS D
Actual	1.31%	$1,000.00	$926.30	$6.31
Hypothetical	1.31%	$1,000.00	$1,018.45	$6.61	**

SMALL COMPANY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.31%	$1,000.00	$980.80	$1.54
Hypothetical	0.31%	$1,000.00	$1,023.45	$1.57	**
CLASS D
Actual	0.70%	$1,000.00	$978.90	$3.46
Hypothetical	0.70%	$1,000.00	$1,021.50	$3.54	**

EQUITY PORTFOLIOS	92	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

MID CAP GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.92%	$1,000.00	$996.60	$4.59
Hypothetical	0.92%	$1,000.00	$1,020.40	$4.65	**
CLASS C
Actual	1.16%	$1,000.00	$996.60	$5.79
Hypothetical	1.16%	$1,000.00	$1,019.20	$5.86	**
CLASS D
Actual	1.31%	$1,000.00	$990.30	$6.52
Hypothetical	1.31%	$1,000.00	$1,018.45	$6.61	**

FOCUSED GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.86%	$1,000.00	$977.20	$4.25
Hypothetical	0.86%	$1,000.00	$1,020.70	$4.34	**
CLASS C
Actual	1.10%	$1,000.00	$975.90	$5.43
Hypothetical	1.10%	$1,000.00	$1,019.50	$5.55	**
CLASS D
Actual	1.25%	$1,000.00	$974.60	$6.17
Hypothetical	1.25%	$1,000.00	$1,018.75	$6.31	**

DIVERSIFIED GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.77%	$1,000.00	$941.90	$3.74
Hypothetical	0.77%	$1,000.00	$1,021.15	$3.89	**
CLASS D
Actual	1.16%	$1,000.00	$938.30	$5.62
Hypothetical	1.16%	$1,000.00	$1,019.20	$5.86	**

EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.21%	$1,000.00	$954.00	$1.03
Hypothetical	0.21%	$1,000.00	$1,023.95	$1.06	**
CLASS C
Actual	0.45%	$1,000.00	$952.80	$2.20
Hypothetical	0.45%	$1,000.00	$1,022.75	$2.28	**
CLASS D
Actual	0.60%	$1,000.00	$951.90	$2.93
Hypothetical	0.60%	$1,000.00	$1,022.00	$3.03	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	93	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SHAREHOLDER MEETING RESULTS	MAY 31, 2008 (UNAUDITED)

A Special Meeting of Shareholders of each investment portfolio (the “Portfolios”) of Northern Institutional Funds was held on January 29, 2008 to (1) elect eight Trustees of the Northern Institutional Funds’ Board and (2) approve an amended and restated investment advisory agreement between each Portfolio and its investment adviser(s), reflecting a change in the termination and renewal date of the agreements to June 30 of each year.

With respect to electing eight Trustees of the Northern Institutional Funds’ Board, the resulting votes are presented below:

	FOR THE NOMINEE	WITHHELD
TRUSTEE	NUMBER OF SHARES	NUMBER OF SHARES
William L. Bax	20,175,982,284.20	307,292,920.69
Edward J. Condon Jr.	20,141,720,862.58	341,554,342.31
Sharon Gist Gilliam	20,143,907,789.53	339,367,415.36
Sandra Polk Guthman	20,170,945,695.60	312,329,509.29
Michael E. Murphy	20,002,807,403.60	480,467,801.29
Mary Jacobs Skinner	20,240,490,218.06	242,784,986.83
Richard P. Strubel	20,175,819,804.20	307,455,400.69
Casey Sylla	20,244,824,491.30	238,450,713.59

With respect to approving an amended and restated investment advisory agreement, the resulting votes are presented below:

	NUMBER OF SHARES
FUND NAME	FOR	AGAINST	ABSTAIN
International Growth	16,272,414.00	—	—
International Equity Index	4,126,419.29	—	—
Small Company Growth	153,808.61	—	—
Small Company Index	2,313,471.64	—	515.87
Mid Cap Growth	347,121.00	—	—
Focused Growth	5,839,784.67	—	—
Diversified Growth	6,931,843.00	—	—
Equity Index	20,142,646.05	—	644,991.74

EQUITY PORTFOLIOS	94	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

TRUSTEES AND OFFICERS	MAY 31, 2008 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, the “Investment Advisers”).

The Advisory Agreement was recently amended to reset the termination date to June 30. The resetting of the termination date was approved by the shareholders of the Portfolios at a Special Meeting held on January 29, 2008. In conjunction with the change in the termination date, the Board of Trustees determined that the annual contract renewal meeting should be moved from February to May. Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved on an interim basis with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on February 15, 2008 (the “February Meeting”). The interim approval of the Advisory Agreement was for the period from April 30, 2008, the original termination date of the agreement, to June 30, 2008, the new termination date of the agreement.

The Advisory Agreement was re-approved again with respect to all of the Portfolios by the Trustees, including all of the Independent Trustees, at the annual contract renewal meeting held on May 8-9, 2008 (together with the February Meeting, the “Annual Contract Meeting”). In addition, the Advisory Agreement for the Large Cap Index Portfolio was initially approved by the Trustees at the Annual Contract Meeting.

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Advisers’ oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Advisers present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Advisers’ investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

The Trustees reviewed information on the following topics for all of the Portfolios: the Investment Advisers’ profitability; the qualifications of the Investment Advisers and their affiliates to provide services to the Portfolios; and policies adopted by the Investment Advisers regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Advisers to the Investment Advisers’ other institutional accounts; (v) the Investment Advisers’ staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Advisers’ financial resources and their ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios, including reports on soft dollar usage and best execution. In addition, the Trustees considered the Investment Advisers’ willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	95	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

TRUSTEES AND OFFICERS continued

Advisers and their affiliates. These services include services as the Portfolios’ custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Advisers were both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios. In connection with the Large Cap Index Portfolio, a newly offered Portfolio, they also considered the experience of the proposed portfolio managers and the Investment Adviser’s depth of experience with index funds. The Trustees also discussed the Investment Advisers’ continued commitments to address the regulatory compliance requirements that were applicable to the Portfolios and the continued involvement of internal audit in reviewing operations related to the Portfolios. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer (“CCO”) during the year to strengthen the Portfolios’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s CCO at Board meetings throughout the year. Finally, the Trustees considered the Investment Advisers’ responsiveness to their requests for information including, but not limited to, the in-depth performance reports discussed below.

The Trustees also considered the investment performance of the Portfolios except for the Large Cap Index Portfolio, which had no performance history. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Portfolio’s excess returns, if applicable, versus targeted returns. The Trustees also considered the Portfolios’ investment performance in light of the investment benchmarks and objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Advisers’ investment approach for the Portfolios and changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Portfolios requested by the Trustees and provided by the Investment Advisers had assisted them in evaluating performance issues with respect to Portfolios.

Based on the information received, the Trustees believed that the various Index Portfolios were tracking their respective benchmarks. With respect to the other Portfolios, the Board noted that the Focused Growth Portfolio exceeded its benchmark for the one- and three-year periods and was in the first and second percentiles for the one-and three-year periods, respectively. The Board also considered that the Diversified Growth Portfolio lagged its benchmark in performance for the one-, three- and five year periods and was in the median of the Lipper universe for the one-year period representing a slight improvement in performance from prior periods. The Small Company Growth Portfolio’s performance exceeded that of its benchmark for the one- and three-year periods and was in the second and first percentiles of the Lipper universe for the one- and three-year periods, respectively.

The Mid Cap Growth Portfolio exceeded its benchmark for the one-year period and was in the top percentile and at the median of the Lipper universe for the one- and three-year periods, respectively, representing improved performance. The Trustees also noted that the International Growth Portfolio’s performance exceeded that of its benchmark for the one-year period and was in the second percentile for the one-year period and at the median of the Lipper universe for the three-year period, representing improved performance.

The Trustees evaluated the Portfolios’ performance information in light of the relative risk and other parameters of the Portfolios and the investor base of the Portfolios. The Trustees also took into consideration the extreme market volatility over the past year and credit problems caused by sub-prime loan defaults, and the effects of these events on the Portfolios’ performance. Overall, the Trustees concluded that the Investment Advisers were devoting appropriate resources to improve the investment performance of the Portfolios.

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Advisers’ voluntary fee waivers with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. With respect to economies of scale, the Trustees considered the Investment Advisers’ view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment

EQUITY PORTFOLIOS	96	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2008 (UNAUDITED)

Advisers’ voluntary expense caps for the Portfolios. In addition, the Trustees considered the amount of assets (or, in the case of the Large Cap Index Portfolio, projected assets) in the Portfolios; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits (or, in the case of the Large Cap Index Portfolio, projected profits) realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

Information on the services rendered by the Investment Advisers to the Portfolios, the reduced fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them, and on the brokerage and research services received by the Investment Advisers in connection with the placement of brokerage transactions for the Portfolios. In addition, the Trustees noted the Investment Advisers’ voluntary undertaking to limit the Portfolios’ total expense ratios to specified levels.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Advisers, their actual or projected costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	97	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY PORTFOLIOS	98	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	99	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

EQUITY PORTFOLIOS	100	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

11	ABBREVIATIONS AND OTHER INFORMATION

12	NOTES TO THE FINANCIAL STATEMENTS

15	SHAREHOLDER MEETING RESULTS

16	FUND EXPENSES

17	TRUSTEES AND OFFICERS

17	APPROVAL OF ADVISORY AGREEMENT

19	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2008 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost	$2,221,290	(1)
Repurchase agreements, at cost which approximates fair value	859,450
Interest income receivable	9,595
Receivable from affiliated administrator	20
Prepaid and other assets	10
Total Assets	3,090,365
LIABILITIES:
Payable for securities purchased	30,000
Distributions payable to shareholders	5,993
Accrued co-administration fees	269
Trustee fees	14
Accrued other liabilities	20
Total Liabilities	36,296
Net Assets	$3,054,069
ANALYSIS OF NET ASSETS:
Capital stock	$3,060,045
Accumulated undistributed net investment income	–
Accumulated undistributed net realized gain	272
Net unrealized depreciation	(6,248)
Net Assets	$3,054,069
Total Shares Outstanding (no par value, unlimited shares authorized)	3,060,045
Net Asset Value, Redemption and Offering Price Per Share	$1.00

(1)	Certain defaulted securities reflect the fair market value rather than amortized cost. Investments at cost are $2,227,538.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	2	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$48,478
EXPENSES:
Investment advisory fees	3,589
Co-administration fees	1,435
Custody and accounting fees	177
Transfer agent fees	1
Printing fees	5
Professional fees	34
Trustee fees and expenses	27
Other	51
Total Expenses	5,319
Less voluntary waivers of:
Investment advisory fees	(3,589)
Custody fees	(112)
Transfer agent fees	(1)
Less expenses reimbursed by administrator	(116)
Less custodian credits	(65)
Net Expenses	1,436
Net Investment Income	47,042
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	272
Net change in unrealized depreciation on investments	(6,248)
Net Losses on Investments	(5,976)
Net Increase in Net Assets Resulting from Operations	$41,066

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2007

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2008	2007
OPERATIONS:
Net investment income	$47,042	$138,051
Net realized gain on investment transactions	272	—
Net change in unrealized depreciation	(6,248)	—
Net Increase in Net Assets Resulting from Operations	41,066	138,051
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	261,977	370,789
Net Increase in Net Assets Resulting from Capital Share Transactions	261,977	370,789
DISTRIBUTIONS PAID:
From net investment income	(47,042)	(138,051)
Total Distributions Paid	(47,042)	(138,051)
Total Increase in Net Assets	256,001	370,789
NET ASSETS:
Beginning of period	2,798,068	2,427,279
End of period	$3,054,069	$2,798,068
Accumulated Undistributed Net Investment Income	$ —	$ —

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	4	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO
Selected per share data	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05	0.03	0.01	0.01
Net realized and unrealized gains (losses)	— (3)	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.03	0.01	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	1.69%	5.34%	4.95%	3.07%	1.24%	1.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,054,069	$2,798,068	$2,427,279	$2,305,164	$2,066,719	$1,301,935
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	3.28%	5.21%	4.88%	3.04%	1.26%	1.13%
Net investment income, before waivers, reimbursements and credits	3.01%	4.94%	4.61%	2.77%	0.99%	0.86%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 12.8%
Domestic Depository Institutions – 1.5%
Bank of America, New York, 2.86%, 7/30/08	$10,000	$10,000
Citibank, New York, 2.32%, 6/23/08	25,000	25,000
HSBC Bank USA, 4.93%, 7/9/08	10,000	10,000
		45,000
Foreign Depository Institutions – 11.3%
Bank of Scotland PLC, London Branch, 2.94%, 8/4/08	10,000	10,000
Bank of Scotland PLC, New York Branch, 5.35%, 6/4/08	10,000	10,000
4.60%, 7/29/08	10,000	10,000
Barclays Bank, New York Branch, 4.43%, 7/7/08	20,000	20,000
4.77%, 7/25/08	10,000	10,000
BNP Paribas S.A., London Branch, 2.35%, 6/30/08	25,000	25,000
2.93%, 8/5/08	10,000	10,000
Credit Agricole S.A., London Branch, 2.37%, 6/30/08	25,000	25,000
4.91%, 10/9/08	5,000	5,000
Deutsche Bank, London Branch, FRCD, 2.16%, 6/1/08	8,000	8,000
Deutsche Bank, New York Branch, 2.85%, 8/4/08	15,000	15,000
Lloyds Bank, London Branch, 2.31%, 6/27/08	10,000	10,000
Lloyds Bank, New York Branch, 2.31%, 6/23/08	20,000	20,000
4.90%, 7/9/08	10,000	10,000
National Australia Bank, London Branch, 5.40%, 6/12/08	5,000	5,000
2.85%, 8/8/08	10,000	10,000
Rabobank Nederland, New York Branch, 2.27%, 6/27/08	40,000	40,000
Royal Bank of Scotland, London Branch, 4.23%, 7/10/08	12,000	12,000
Royal Bank of Scotland, New York Branch, 2.90%, 8/4/08	10,000	10,000
Societe Generale, London Branch, 2.37%, 6/30/08	50,000	50,000
4.40%, 7/8/08	20,000	20,000
UBS AG, Stamford Branch, 4.90%, 6/11/08	10,000	10,001
		345,001
Total Certificates of Deposit
(Cost $390,001)		390,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 13.2%
Auto Receivables – 0.6%
FCAR1 Owner Trust, 2.85%, 6/20/08	$20,000	$19,970
Credit Arbitrage – 0.3%
Scaldis Capital LLC, 2.53%, 6/23/08	10,000	9,984
Multi-Seller Conduits – 8.9%
Amstel Funding Corp., (1) 2.60%, 6/2/08	50,000	49,996
2.51%, 6/20/08	20,000	19,974
Barton Capital Corp., 2.45%, 6/6/08	10,000	9,997
Clipper Receivables Corp., 2.75%, 6/2/08	40,000	39,997
Liberty Street Funding Co., 2.35%, 6/6/08	15,000	14,995
Park Avenue Receivables, (1) 2.50%, 6/5/08	30,000	29,992
Sheffield Receivables Corp., 2.40%, 6/4/08	35,000	34,993
Thames Asset Global Securitization, 2.50%, 6/9/08	20,408	20,397
Versailles, 3.25%, 6/2/08	50,000	49,995
		270,336
Non-Depository Personal Credit – 3.4%
General Electric Capital Corp., 2.35%, 6/2/08	76,000	75,995
2.52%, 7/11/08	12,000	11,967
2.84%, 7/29/08	15,000	14,931
		102,893
Total Commercial Paper
(Cost $403,183)		403,183

CORPORATE NOTES/BONDS – 14.6%
Bank Holding Companies – 0.5%
Citigroup Funding, Inc., FRN, 2.69%, 8/13/08	10,000	10,000
HSBC USA, Inc., FRN, 2.52%, 6/16/08	5,000	5,000
		15,000
Chemicals and Allied Products – 0.3%
BASF Finance Europe N.V., FRN, (1) 2.81%, 7/21/08	10,000	10,000
Credit Arbitrage – 0.6%
Mazarin Funding Corp., FRN, (1) 2.89%, 7/25/08	10,000	10,000
2.62%, 8/26/08	10,000	9,999
		19,999

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	6	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 14.6% – continued
Domestic Depository Institutions – 2.0%
Bank of America, N.A., 2.25%, 6/20/08	$30,000	$30,000
National City Bank, FRN, 2.16%, 6/1/08	20,000	20,000
2.89%, 7/25/08	10,000	10,000
		60,000
Electric Services – 0.3%
National Rural Utility Cooperative, FRN, 2.73%, 6/4/08	10,000	10,000
Foreign Depository Institutions – 4.0%
Allied Irish Banks PLC, FRN, (1) 2.48%, 6/19/08	5,000	5,000
Australia and New Zealand Banking Group, FRN, (1) 3.00%, 6/5/08	15,000	15,000
2.42%, 6/23/08 (2)	3,000	3,000
Bank of Nova Scotia, FRN, 2.32%, 6/30/08	20,000	19,999
Credit Agricole, London Branch, FRN, (1) 2.59%, 6/23/08	5,000	5,000
Danske Bank, FRN, (1) 2.47%, 6/20/08	5,000	5,000
Nordea Bank Finland, New York, FRN, (1) 2.61%, 6/11/08	14,000	14,000
Royal Bank of Canada, FRN, 2.65%, 6/10/08	15,000	15,000
Royal Bank of Scotland PLC, FRN, (1) 2.48%, 6/23/08	15,000	15,000
UBS AG Stamford Branch, FRN, 2.48%, 6/16/08	10,000	10,001
Westpac Banking Corp., FRN, 3.00%, 6/11/08	10,000	10,000
Westpac Banking Corp., New York, FRN, (1) 2.71%, 6/6/08	5,000	5,000
		122,000
Insurance Carriers – 2.0%
Allstate Life Global Funding II, FRN, (1) 2.60%, 6/16/08	10,000	10,000
Genworth Global Funding, FRN, (1)(2) 2.59%, 6/11/08	10,000	10,000
ING Verzekeringen N.V., FRN, (1)(2) 2.71%, 6/4/08	20,000	20,000
MET Life Global Funding I, FRN, (1) 2.61%, 6/16/08	10,000	10,000
2.43%, 6/23/08	10,000	10,000
		60,000
Non-Depository Personal Credit – 1.5%
General Electric Capital Corp., FRN, 2.41%, 6/24/08	18,000	18,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 14.6% – continued
Non-Depository Personal Credit – 1.5% – continued
HSBC Finance Corp., FRN, 2.74%, 6/6/08	$2,000	$2,000
2.45%, 6/24/08	25,000	25,000
		45,000
Security and Commodity Brokers – 1.3%
Goldman Sachs Group LP, FRN, (1) 2.92%, 7/25/08	7,000	7,000
Merrill Lynch & Co., FRN, 2.66%, 6/18/08	10,000	10,000
2.64%, 8/22/08	10,000	10,000
Morgan Stanley, FRN, 2.48%, 6/27/08	12,000	12,000
		39,000
Structured Investment Vehicles – 2.1%
Asscher Finance Corp., FRN, (1) 2.57%, 6/25/08	5,000	5,000
CC USA, Inc., FRN, (1) 2.66%, 8/20/08	10,000	10,000
Links Finance LLC, MTN, FRN, (1) 2.69%, 6/5/08	10,000	10,000
2.68%, 7/14/08	10,000	10,000
Sigma Finance, Inc., MTN, FRN, (1) 2.77%, 6/17/08	10,000	10,000
Whistlejacket Capital LLC, FRN, (1)† 5.15%, 4/21/08	10,000	7,500
3.81%, 7/23/08	15,000	11,250
		63,750
Total Corporate Notes/Bonds
(Cost $450,997)		444,749

EURODOLLAR TIME DEPOSITS – 12.2%
Domestic Depository Institutions – 0.8%
Fifth Third Bank, Grand Cayman, 2.06%, 6/2/08	26,220	26,220
Foreign Depository Institutions – 11.4%
Credit Agricole, London, 2.50%, 6/2/08	85,000	85,000
Danske Bank, Copenhagen, Denmark, 2.32%, 6/2/08	45,000	45,000
Deutsche Bank, Grand Cayman, 2.13%, 6/2/08	98,102	98,102
Dexia Credit Local de France, Paris, 2.45%, 6/2/08	30,000	30,000
Royal Bank of Scotland, London, 2.28%, 6/2/08	90,000	90,000
		348,102
Total Eurodollar Time Deposits
(Cost $374,322)		374,322

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 8.4% (3)
Fannie Mae – 0.6%
FNMA Discount Notes, 2.08%, 8/13/08	$5,000	$4,979
2.30%, 8/27/08	9,810	9,756
FNMA Note, 5.00%, 9/15/08	5,000	5,040
		19,775
Federal Home Loan Bank – 7.4%
FHLB Bonds, 5.13%, 8/21/08	14,000	14,088
2.74%, 2/12/09	15,000	15,000
2.56%, 2/13/09	7,000	7,017
2.63%, 2/27/09	4,000	4,024
2.65%, 2/27/09	5,000	5,028
2.39%, 3/18/09	10,000	10,013
2.13%, 3/27/09	3,000	2,999
2.20%, 4/1/09	7,000	6,993
2.30%, 4/3/09	12,000	12,003
2.22%, 4/7/09	7,000	7,000
2.25%, 4/17/09	7,000	7,000
2.52%, 4/21/09	5,000	5,000
2.32%, 4/24/09	10,000	10,000
2.45%, 4/28/09	5,000	5,000
2.63%, 5/5/09	7,000	7,000
2.38%, 5/27/09	10,000	9,983
2.64%, 6/3/09	20,000	20,000
2.75%, 6/4/09	10,000	10,000
FHLB Discount Notes, 2.22%, 6/6/08	12,000	11,996
2.10%, 6/18/08	50,000	49,950
2.08%, 9/12/08	5,000	4,970
		225,064
Freddie Mac – 0.4%
FHLMC Bond, 4.88%, 2/17/09	4,000	4,084
FHLMC Note, 2.45%, 4/9/09	7,000	7,000
		11,084
Total U.S. Government Agencies
(Cost $255,923)		255,923

U.S. GOVERNMENT OBLIGATIONS – 11.6%
U.S. Treasury Bills – 2.0%
1.12%, 7/24/08	15,000	14,975
1.21%, 8/21/08	40,000	39,891
1.46%, 9/11/08	5,000	4,979
		59,845
U.S. Treasury Notes – 9.6%
3.25%, 8/15/08	15,000	15,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 11.6% – continued
U.S. Treasury Notes – 9.6% – continued
4.13%, 8/15/08	$22,750	$22,872
4.63%, 9/30/08	105,000	106,099
3.13%, 10/15/08	37,000	37,256
4.88%, 10/31/08	28,000	28,392
4.75%, 12/31/08	57,000	58,072
3.25%, 1/15/09	5,000	5,054
4.50%, 4/30/09	10,000	10,220
4.88%, 5/15/09	10,000	10,240
		293,267
Total U.S. Government Obligations
(Cost $353,112)		353,112

Investments, at Amortized Cost
(Cost $2,227,538)		2,221,290

REPURCHASE AGREEMENTS – 28.1%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements – 1.9% (4)
Morgan Stanley, New York Branch, dated 5/30/08, repurchase price $26,427 2.10%, 6/2/08	26,422	26,422
Societe Generale, New York Branch, dated 5/30/08, repurchase price $13,214 2.15%, 6/2/08	13,211	13,211
UBS Securities LLC, dated 5/30/08, repurchase price $19,820 2.15%, 6/2/08	19,817	19,817
		59,450
(Collateralized at a minimum of 102%)
Repurchase Agreements – 26.2% (5)
BNP Paribas Securities Corp., dated 5/30/08, repurchase price $205,040 2.35%, 6/2/08	205,000	205,000
Citigroup Global Markets, Inc., dated 5/30/08, repurchase price $100,019 2.32%, 6/2/08	100,000	100,000
Credit Suisse First Boston Corp., dated 5/30/08, repurchase price $175,035 2.37%, 6/2/08	175,000	175,000
Deutsche Bank Securities, Inc., dated 5/30/08, repurchase price $320,063 2.35%, 6/2/08	320,000	320,000
		800,000
Total Repurchase Agreements
(Cost $859,450)		859,450

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	8	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAPITAL SUPPORT AGREEMENT – 0.0%
Northern Trust Corp. (6)	$—	$—
Total Capital Support Agreement
(Cost $-)		—

Total Investments – 100.9%
(Cost $3,086,988) (7)		3,080,740
Liabilities less Other Assets – (0.9)%		(26,671)
NET ASSETS – 100.0%		$3,054,069
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security that has been deemed illiquid. At May 31, 2008, the value of these restricted illiquid securities amounted to approximately $33,000,000 or 1.1% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia and New Zealand Banking Group, FRN, 2.42%, 6/23/08	5/26/05	$3,000
Genworth Global Funding, FRN, 2.59%, 6/11/08	1/16/07	10,000
ING Verzekeringen N.V., FRN, 2.71%, 6/4/08	9/7/07	20,000

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% – 7.50%	11/15/16 – 4/15/29
U.S. Treasury Notes	1.88% – 3.50%	1/15/11 – 7/15/15

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLB	2.54%	3/4/09
FHLMC	4.00% – 7.00%	11/1/10 – 3/1/38
FNMA	3.86% – 6.14%	7/1/18 – 6/1/38

(6) Investment in affiliate.

(7) The cost for federal income tax purposes was $3,086,988.

Percentages shown are based on Net Assets.

At May 31, 2008, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
0 – 14 Days	56.8%
15 – 30 Days	17.3
31 – 60 Days	6.2
61 – 90 Days	6.6
91 – 180 Days	6.3
181 – 364 Days	6.8
Total	100.0%

† — Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Institutional Fund Liquid Assets Portfolio (the “Portfolio”). Under the agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than July 31, 2008. The Portfolio treats the Agreement as an asset of the Portfolio in calculating its NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	3,061,990	—
Level 3	18,750	—
Total	$3,080,740	$ —

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Balance as of 11/30/07	$ —	$ —
Realized gain(loss)	—	—
Change in unrealized appreciation/depreciation	(6,248)	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	24,998	—
Balance as of 5/31/08	$18,750	$ —

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	10	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2008 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
MTN	Medium Term Notes

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-administrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Amortized cost was not deemed to approximate fair value for certain investments in the Portfolio. The valuation methodology for such investments is described on page 9 of this semiannual report.

B) REPURCHASE AGREEMENTS – During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2008, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES – The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS – The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES – No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2007, the tax component of undistributed net investment income and realized gains, including amounts

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	12	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2008 (UNAUDITED)

declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$11,009

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2007 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2006	2007
Liquid Assets	$116,620	$138,041

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2008, management has evaluated the application of FIN 48 to the Portfolio, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio’s average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2008, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for services rendered as custodian and transfer agent, including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board. Until further notice, Northern Trust has voluntarily agreed to waive all of the custodian and transfer agent fees. The effect of this fee waiver by Northern Trust for the six months ended May 31, 2008, reduced fees as shown in the accompanying Statement of Operations. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PNC Global Investment Servicing, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets. The co-administrators are also entitled to additional fees for special legal services. The Portfolio pays the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

In addition, if in any fiscal year the sum of the Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as co-administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed for the six months ended May 31, 2008 under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation under the placement agency agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Portfolio for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2008 (UNAUDITED)

by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

At May 31, 2008, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION		NET DEPRECIATION		COST BASIS OF SECURITIES
Liquid Assets	—		$(6,248)		$(6,248)	$3,086,988

5. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

Effective December 13, 2007 for the Trust, the revolving bank credit agreement has been lowered to $100,000,000 from the original $150,000,000 noted above.

At May 31, 2008, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense during the six months ended May 31, 2008.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED		NET INCREASE IN NET ASSETS
Liquid Assets	$5,002,460		$(4,740,483)	$261,977

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED		NET INCREASE IN NET ASSETS
Liquid Assets	$10,693,040		$(10,322,251)	$370,789

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

7. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the accompanying Schedule of Investments.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a portfolio uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio’s financial position, financial performance and cash flows. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption FAS 161 will have on the Portfolio’s financial statements and financial disclosures, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

SHAREHOLDER MEETING RESULTS	MAY 31, 2008 (UNAUDITED)

A Special Meeting of Shareholders of each investment portfolio (the “Portfolios”) of Northern Institutional Funds was held on January 29, 2008 to (1) elect eight Trustees of the Northern Institutional Funds’ Board and (2) approve an amended and restated investment advisory agreement between each Portfolio and its investment adviser, reflecting a change in the termination and renewal date of the agreements to June 30 of each year.

With respect to electing eight Trustees of the Northern Institutional Funds’ Board, the resulting votes are presented below:

	FOR THE NOMINEE	WITHHELD
TRUSTEE	NUMBER OF SHARES	NUMBER OF SHARES
William L. Bax	20,175,982,284.20	307,292,920.69
Edward J. Condon Jr.	20,141,720,862.58	341,554,342.31
Sharon Gist Gilliam	20,143,907,789.53	339,367,415.36
Sandra Polk Guthman	20,170,945,695.60	312,329,509.29
Michael E. Murphy	20,002,807,403.60	480,467,801.29
Mary Jacobs Skinner	20,240,490,218.06	242,784,986.83
Richard P. Strubel	20,175,819,804.20	307,455,400.69
Casey Sylla	20,244,824,491.30	238,450,713.59

With respect to approving an amended and restated investment advisory agreement, the resulting votes are presented below:

NUMBER OF SHARES
FOR	AGAINST	ABSTAIN
1,606,691,123.38	—	—

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2008 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/07 - 5/31/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	*EXPENSES PAID 12/1/07 - 5/31/08
Actual	0.10%	$1,000.00	$1,016.90	$0.50
Hypothetical	0.10%	$1,000.00	$1,024.50	$0.51	**

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	16	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	MAY 31, 2008 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (the “Investment Adviser”).

The Advisory Agreement was recently amended to reset the termination date to June 30. The resetting of the termination date was approved by the shareholders of the Portfolio at a Special Meeting held on January 29, 2008. In conjunction with the change in the termination date, the Board of Trustees determined that the annual contract renewal meeting should be moved from February to May. Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved on an interim basis with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on February 15, 2008 (the “February Meeting”). The interim approval of the Advisory Agreement was for the period from April 30, 2008, the original termination date of the agreement, to June 30, 2008, the new termination date of the agreement.

The Advisory Agreement was re-approved again with respect to the Portfolio by the Trustees, including all of the Independent Trustees, at the annual contract renewal meeting held on May 8-9, 2008 (together with the February Meeting, the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

The Trustees reviewed information on the following topics: the Investment Adviser’s profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to certain of the Investment Adviser’s other accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	MAY 31, 2008 (UNAUDITED)

The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements that were applicable to the Portfolio and the continued involvement of internal audit in reviewing operations related to the Portfolio. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer (“CCO”) during the year to strengthen the Portfolio’s compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s CCO at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information.

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered portfolios and to rankings and ratings issued by third parties. This information on the Portfolio’s investment performance was provided for one, two, three, four and five years. The Trustees also considered the Portfolio’s performance in light of the investment objective and credit parameters applicable to the Portfolio, as well as the investor base the Portfolio is intended to serve. In this regard, it was noted that the Portfolio holds securities lending collateral of other Portfolios in the Northern Complex as well as of certain unaffiliated mutual funds. They also considered the Portfolio’s compliance with regulations of the Securities and Exchange Commission applicable to money market mutual Portfolios and the stability of the Portfolio’s net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

The Trustees also considered the Portfolio’s contractual advisory fee rates; the Portfolio’s total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. It was noted that at the current time the Investment Adviser was waiving all of its advisory fees. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this respect, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s voluntary fee waivers with respect to its entire management fee and its affiliate’s voluntary fee waivers and contractual expense reimbursements that limit the expense caps for the Portfolio to specific levels. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

Information on the services rendered by the Investment Adviser to the Portfolio, the fee rates paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	18	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO (formerly known as the Balanced Portfolio)

9	NOTES TO THE FINANCIAL STATEMENTS

15	FUND EXPENSES

16	SHAREHOLDER MEETING RESULTS

17	TRUSTEES AND OFFICERS

17	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Global Tactical Asset Allocation Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Global Tactical Asset Allocation Portfolio prospectus, which contains more complete information about Northern Institutional Funds Global Tactical Asset Allocation Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2008 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
ASSETS:
Investments, at cost (1)	$61,013
Investments, at value (2)	$61,950
Cash	133
Interest income receivable	24
Receivable for securities sold	50
Receivable for fund shares sold	7
Receivable from affiliated administrator	11
Prepaid and other assets	23
Total Assets	62,198
LIABILITIES:
Payable for securities purchased	164
Payable for fund shares redeemed	26
Payable to affiliates:
Investment advisory fees	8
Co-administration fees	5
Custody and accounting fees	5
Transfer agent fees	1
Trustee fees	2
Accrued other liabilities	34
Total Liabilities	245
Net Assets	$61,953
ANALYSIS OF NET ASSETS:
Capital stock	$62,468
Undistributed net investment income	14
Accumulated undistributed net realized loss	(1,466)
Net unrealized appreciation	937
Net Assets	$61,953
Net Assets:
Class A	$57,146
Class C	4,746
Class D	61
Total Shares Outstanding (no par value), Unlimited Shares Authorized:
Class A	5,732
Class C	476
Class D	6
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$9.97
Class C	9.97
Class D	9.84

(1)	Amount includes cost of $59,781 in affiliated portfolios.
(2)	Amount includes value of $60,698 in affiliated portfolios.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
INVESTMENT INCOME:
Dividend income (1)	$349
Interest income	469
Net income from securities loaned	28
Total Investment Income	846
EXPENSES:
Investment advisory fees	140
Co-administration fees	31
Custody and accounting fees	24
Transfer agent fees	5
Blue sky fees	13
SEC fees	1
Printing fees	5
Audit fees	2
Legal fees	2
Shareholder servicing fees	4
Trustee fees and expenses	4
Insurance fees	2
Proxy expense	3
Other	3
Total Expenses	239
Less voluntary waivers of investment advisory fees	(21)
Less expenses reimbursed by administrator	(62)
Less custodian credits	(1)
Net Expenses	155
Net Investment Income	691
NET REALIZED AND UNREALIZED LOSSES:
Net realized loss on investments	(289)
Net change in unrealized depreciation on investments	(3,092)
Net Losses on Investments	(3,381)
Net Decrease in Net Assets Resulting from Operations	$(2,690)

(1)	Amount includes dividend income from affiliated portfolios of $232.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2007

	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO(1)
Amounts in thousands	2008	2007
OPERATIONS:
Net investment income	$691	$2,083
Net realized gains (losses)	(289)	9,647
Net change in unrealized depreciation	(3,092)	(6,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,690)	5,156
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	7,802	(61,811)
Net increase in net assets resulting from Class C share transactions	790	728
Net decrease in net assets resulting from Class D share transactions	(24)	(147)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,568	(61,230)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(657)	(2,039)
From net realized gains	(9,491)	(4,243)
Total Distributions to Class A shareholders	(10,148)	(6,282)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(50)	(119)
From net realized gains	(808)	(146)
Total Distributions to Class C shareholders	(858)	(265)
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(1)	(4)
From net realized gains	(17)	(8)
Total Distributions to Class D shareholders	(18)	(12)
Total Decrease in Net Assets	(5,146)	(62,633)
NET ASSETS:
Beginning of period	67,099	129,732
End of period	$61,953	$67,099
Undistributed Net Investment Income	$14	$31

(1)	Formerly known as the Balanced Portfolio.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION P O R T F O L I O (1)	CLASS A
Selected per share data	2008(4)		2007(4)	2006	2005	2004(4)	2003(4)
Net Asset Value, Beginning of Period	$12.56		$12.61	$12.63	$12.11	$11.70	$10.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.30	0.28	0.23	0.19	0.18
Net realized and unrealized gains (losses)	(0.58)		0.42	0.52	0.62	0.41	1.05
Total from Investment Operations	(0.47)		0.72	0.80	0.85	0.60	1.23
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.34)	(0.27)	(0.23)	(0.19)	(0.18)
From net realized gains	(2.01)		(0.43)	(0.55)	(0.10)	–	–
Total Distributions Paid	(2.12)		(0.77)	(0.82)	(0.33)	(0.19)	(0.18)
Net Asset Value, End of Period	$9.97		$12.56	$12.61	$12.63	$12.11	$11.70
Total Return(2)	(4.13)%		5.88%	6.74%	7.14%	5.14%	11.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$57,146		$61,967	$125,172	$130,166	$128,318	$129,674
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.48	% (5)	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses, before waivers, reimbursements and credits	0.75	% (5)	0.82%	0.79%	0.78%	0.78%	0.79%
Net investment income, net of waivers, reimbursements and credits	2.25%		2.38%	2.23%	1.90%	1.63%	1.61%
Net investment income, before waivers, reimbursements and credits	1.98%		2.17%	2.05%	1.73%	1.46%	1.43%
Portfolio Turnover Rate	264.43%		147.04%	200.30%	119.58%	133.25%	147.53%

	CLASS C
Selected per share data	2008(4)		2007(4)	2006	2005	2004(4)	2003(4)
Net Asset Value, Beginning of Period	$12.56		$12.61	$12.63	$12.11	$11.70	$10.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.27	0.25	0.21	0.17	0.16
Net realized and unrealized gains (losses)	(0.57)		0.42	0.52	0.61	0.40	1.05
Total from Investment Operations	(0.47)		0.69	0.77	0.82	0.57	1.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.31)	(0.24)	(0.20)	(0.16)	(0.15)
From net realized gains	(2.01)		(0.43)	(0.55)	(0.10)	–	–
Total Distributions Paid	(2.12)		(0.74)	(0.79)	(0.30)	(0.16)	(0.15)
Net Asset Value, End of Period	$9.97		$12.56	$12.61	$12.63	$12.11	$11.70
Total Return(2)	(4.22)%		5.63%	6.57%	6.80%	4.90%	11.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,746		$5,023	$4,306	$4,518	$4,987	$1,098
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.72	% (5)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.99	% (5)	1.06%	1.03%	1.02%	1.02%	1.03%
Net investment income, net of waivers, reimbursements and credits	2.01%		2.14%	1.99%	1.66%	1.39%	1.37%
Net investment income, before waivers, reimbursements and credits	1.74%		1.93%	1.81%	1.49%	1.22%	1.19%
Portfolio Turnover Rate	264.43%		147.04%	200.30%	119.58%	133.25%	147.53%

(1)	Formerly known as the Balanced Portfolio.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended were calculated using the average shares outstanding method.
(5)	Expense ratios reflect only the direct expenses of the portfolio and not any expenses associated with the underlying funds.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO(1)	CLASS D
Selected per share data	2008(4)		2007(4)	2006	2005	2004(4)	2003(4)
Net Asset Value, Beginning of Period	$12.47		$12.52	$12.54	$12.03	$11.62	$10.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.25	0.23	0.20	0.15	0.13
Net realized and unrealized gains (losses)	(0.62)		0.41	0.53	0.59	0.40	1.05
Total from Investment Operations	(0.53)		0.66	0.76	0.79	0.55	1.18
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)		(0.28)	(0.23)	(0.18)	(0.14)	(0.14)
From net realized gains	(2.01)		(0.43)	(0.55)	(0.10)	–	–
Total Distributions Paid	(2.10)		(0.71)	(0.78)	(0.28)	(0.14)	(0.14)
Net Asset Value, End of Period	$9.84		$12.47	$12.52	$12.54	$12.03	$11.62
Total Return(2)	(4.65)%		5.47%	6.38%	6.65%	4.79%	11.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$61		$109	$254	$254	$486	$333
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.87	% (5)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.14	% (5)	1.21%	1.18%	1.17%	1.17%	1.18%
Net investment income, net of waivers, reimbursements and credits	1.86%		1.99%	1.84%	1.51%	1.24%	1.22%
Net investment income, before waivers, reimbursements and credits	1.59%		1.78%	1.66%	1.34%	1.07%	1.04%
Portfolio Turnover Rate	264.43%		147.04%	200.30%	119.58%	133.25%	147.53%

(1)	Formerly known as the Balanced Portfolio.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended were calculated using the average shares outstanding method.
(5)	Expense ratios reflect only the direct expenses of the portfolio and not any expenses associated with the underlying funds.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	MAY 31, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION – INVESTMENT COMPANIES – 100.0%
iPath Dow Jones-AIG Commodity Index Total Return ETN	19,117	$1,252
Northern Bond Index Fund (1)(2)	787,333	7,897
Northern Emerging Markets Equity Fund (1)(2)	65,380	929
Northern Global Real Estate Index Fund (1)(2)	294,938	3,097
Northern High Yield Fixed Income Fund (1)(2)	750,245	5,574
Northern Mid Cap Index Fund (1)(2)	150,943	1,858
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	8,361,482	8,361
Northern Institutional Funds – Equity Index Portfolio (1)(2)	1,165,479	17,343
Northern Institutional Funds – International Equity Index Portfolio (1)(2)	632,800	7,587
Northern Institutional Funds – Short Bond Portfolio (1)(2)	400,087	7,278
Northern Institutional Funds – Small Company Index Portfolio (1)(2)	46,499	774
Total Investment Companies
(Cost $61,013)		61,950

Total Investments (3) –100.0%
(Cost $61,013)		61,950
Other Assets less Liabilities – 0.0%		3
NET ASSETS – 100.0%		$61,953

(1)	Investment in affiliated portfolio.
(2)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	As of April 1, 2008, the Portfolio changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds.

ETN – Exchange Trade Note

Percentages shown are based on Net Assets.

At May 31, 2008, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity – Large	28.0%	NIF Equity Index
U.S. Equity – Mid	3.0	NF Mid Cap Index
U.S. Equity – Small	1.2	NIF Small Company Index
Non U.S. Equity – Developed	12.3	NIF International Equity Index
Non U.S. Equity – Emerging Markets	1.5	NF Emerging Markets Equity
Global Real Estate	5.0	NF Global REIT Index
U.S. Bonds – High Yield	9.0	NF High Yield Fixed Income
U.S. Bonds – Intermediate	12.8	NF Bond Index
U.S. Bonds – Short	11.7	NIF Short Bond
Commodities	2.0	iPath Dow Jones-AIG Commodity Index Total Return ETN
Cash	13.5	NIF Diversified Assets
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO continued	MAY 31, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$61,950	$–
Level 2	–	–
Level 3	–	–
Total	$61,950	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2008 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Portfolio (the “Portfolio”) (formerly known as the Balanced Portfolio) is a separate, diversified investment portfolio of the Trust. As of April 1, 2008, the Portfolio changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The Portfolio seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, N.A. (“NTI”), the Portfolio’s investment adviser, or an affiliate acts as investment adviser. The Portfolio also may invest in other unaffiliated mutual funds and ETFs and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Portfolio. NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), formerly PFPC Inc., serve as the Trust’s co-adminstrators, and Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2008, Class A, Class C and Class D shares were outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by the Portfolio if an event occurs after the publication of market values normally used by the Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolio to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the underlying funds.

D) PORTFOLIO SECURITIES LOANED While the Portfolio does not currently participate in Northern Trust’s securities lending program and does not loan a portion of its investment portfolio to securities lending borrowers (e.g., brokers approved by Northern Trust), it had participated in the program until March 31, 2008. The Portfolio may participate in the program in the future. Northern Trust receives collateral for the Portfolio, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolio in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, the Portfolio may invest cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral may be held in custody for the Portfolio. The Portfolio may not exercise effective control over the non-cash collateral received and therefore it would not be recognized on the Portfolio’s Statement of Assets and Liabilities. The Portfolio’s percentage of ownership in the Liquid Assets Portfolio would be less than 5 percent. The value of the collateral would be monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

If the Portfolio participates in the program, it will earn income on portfolio securities loaned, and receive compensation for lending its securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. For the four month period ended March 31, 2008, income earned by the Portfolio from securities lending was based on the amount and type of securities loaned, the length of the borrowing period and other factors. During the same period the Portfolio paid fees of approximately $15,000 to Northern Trust for administering the securities lending program for the four months ended March 31, 2008. Income (net of fees) is disclosed as investment income in the Portfolio’s Statement of Operations.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

The Portfolio’s net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2007 through the fiscal year end, the Portfolio incurred net capital losses, and/or Section 988 currency losses for which the Portfolio intends to treat as having been incurred in the next fiscal year (in thousands):

Balanced(1)	$1,129

(1)	Currently known as Global Tactical Asset Allocation Portfolio.

At November 30, 2007, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Balanced(1)	$3,026	$7,321

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

(1)	Currently known as Global Tactical Asset Allocation Portfolio.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2008 (UNAUDITED)

The taxable character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Balanced(1)	$2,162	$4,397

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

(1)	Currently known as Global Tactical Asset Allocation Portfolio.

The taxable character of distributions paid during the fiscal year ended November 30, 2006, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Balanced(1)	$3,860	$4,782

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

(1)	Currently known as Global Tactical Asset Allocation Portfolio.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2008, management has evaluated the application of FIN 48 to the Portfolio, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of the Portfolio’s respective average daily net assets). The investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the four months ended March 31, 2008, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation Portfolio(1)	0.60%	0.10%	0.50%

(1)	Formerly known as Balanced Portfolio.

Effective April 1, 2008, the Portfolio changed its investment strategy to an asset allocation fund. As compensation for asset allocation services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rate set forth in the table below (expressed as a percentage of the Portfolio’s respective average daily net assets).

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Global Tactical Asset Allocation	$3	$2	$—

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PNC Global Investment Servicing, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at an annual rate of 0.10 percent of the average daily net assets of the Portfolio. The co-administrators are also entitled to additional fees for special legal services. The Portfolio pays the co-administration fees to NTI, which in turn pays a portion of these fees to PNC Global Investment Servicing for its services.

In addition, if in any fiscal year the sum of the Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as co-administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement. In addition, NTI as co-administrator has voluntarily agreed to reimburse an additional 0.04 percent of the Portfolio’s Other Operating Expenses.

The expenses reimbursed during the six months ended May 31, 2008, under such arrangements, are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust’s secretary also serves as legal counsel to the Trust and the Independent Trustees and receives legal fees from the Portfolio for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2008, were as follows:

Amounts in thousands	CLASS C	CLASS D
Global Tactical Asset Allocation	$4	$—

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolio were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$26,219	$129,042	$34,449	$127,292

At May 31, 2008, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$1,166	$(229)	$937	$61,013

7. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

Effective December 13, 2007 for the Trust, the revolving bank credit agreement has been lowered to $100,000,000 from the original $150,000,000 noted above.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2008 (UNAUDITED)

The Portfolio did not incur any interest expense during the six months ended May 31, 2008.

At May 31, 2008, the Portfolio did not have any outstanding loans.

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Class A	348	$3,446	982	$10,147	(530)	$(5,791)	800	$7,802
Class C	31	319	83	856	(38)	(385)	76	790
Class D	—	—	1	18	(4)	(42)	(3)	(24)

Transactions in capital shares for the fiscal year ended November 30, 2007, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Class A	1,175	$14,706	508	$6,279	(6,675)	$(82,796)	(4,992)	$(61,811)
Class C	89	1,116	22	264	(52)	(652)	59	728
Class D	1	12	1	8	(13)	(167)	(11)	(147)

9. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the accompanying Schedule of Investments.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133, FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio’s financial position, financial performance and cash flows. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and financial disclosures, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2008 (UNAUDITED)

10. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the six months ended May 31, 2008, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	DIVIDEND INCOME	VALUE, END OF PERIOD
Northern Bond Index Fund	$—	$8,487	$448	$43	$7,897
Northern Emerging Markets Equity Fund	—	984	110	—	929
Northern Global Real Estate Index Fund	—	3,382	327	1	3,097
Northern High Yield Fixed Income Fund	—	5,844	307	60	5,574
Northern Mid Cap Index Fund	—	1,925	242	—	1,858
Northern Institutional Funds – Diversified Assets Portfolio	—	17,215	8,853	26	8,361
Northern Institutional Funds – Equity Index Portfolio	—	18,352	1,568	70	17,343
Northern Institutional Funds – International Equity Index Portfolio	—	7,994	684	—	7,587
Northern Institutional Funds – Short Bond Portfolio	—	7,797	426	32	7,278
Northern Institutional Funds – Small Company Index Portfolio	—	833	114	—	774
	—	72,813	13,079	232	60,698

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FUND EXPENSES	MAY 31, 2008 (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007, through May 31, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/07 - 5/31/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL TACTICAL ASSET ALLOCATION(1)

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/07	ENDING ACCOUNT VALUE 5/31/08	EXPENSES PAID* 12/1/07 - 5/31/08
Actual	0.48%	$1,000.00	$958.70	$2.35
Hypothetical	0.48%	$1,000.00	$1,022.60	$2.43	**
CLASS C
Actual	0.72%	$1,000.00	$957.80	$3.52
Hypothetical	0.72%	$1,000.00	$1,021.40	$3.64	**
CLASS D
Actual	0.87%	$1,000.00	$953.50	$4.25
Hypothetical	0.87%	$1,000.00	$1,020.65	$4.39	**

(1)	Formerly known as the Balanced Portfolio.

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

SHAREHOLDER MEETING RESULTS	MAY 31, 2008 (UNAUDITED)

A Special Meeting of Shareholders of each investment portfolio (the “Portfolios”) of Northern Institutional Funds was held on January 29, 2008 to (1) elect eight Trustees of the Northern Institutional Funds’ Board and (2) approve an amended and restated investment advisory agreement between each Portfolio and its investment adviser, reflecting a change in the termination and renewal date of the agreements to June 30 of each year.

With respect to electing eight Trustees of the Northern Institutional Funds’ Board, the resulting votes are presented below:

	FOR THE NOMINEE	WITHHELD
TRUSTEE	NUMBER OF SHARES	NUMBER OF SHARES
William L. Bax	20,175,982,284.20	307,292,920.69
Edward J. Condon Jr.	20,141,720,862.58	341,554,342.31
Sharon Gist Gilliam	20,143,907,789.53	339,367,415.36
Sandra Polk Guthman	20,170,945,695.60	312,329,509.29
Michael E. Murphy	20,002,807,403.60	480,467,801.29
Mary Jacobs Skinner	20,240,490,218.06	242,784,986.83
Richard P. Strubel	20,175,819,804.20	307,455,400.69
Casey Sylla	20,244,824,491.30	238,450,713.59

With respect to approving an amended and restated investment advisory agreement, the resulting votes are presented below:

NUMBER OF SHARES
FOR	AGAINST	ABSTAIN
3,423,225.97	—	—

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

TRUSTEES AND OFFICERS	MAY 31, 2008 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Global Tactical Asset Allocation Portfolio (formerly known as the Balanced Portfolio) (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (“NTI” or the “Investment Adviser”).

The Advisory Agreement was recently amended to reset the termination date to June 30. The resetting of the termination date was approved by the shareholders of the Portfolio at a Special Meeting held on January 29, 2008. In conjunction with the change in the termination date, the Board of Trustees determined that the annual contract renewal meeting should be moved from February to May. Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved on an interim basis with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on February 15, 2008 (the “February Meeting”). The interim approval of the Advisory Agreement was for the period from April 30, 2008, the original termination date of the agreement, to June 30, 2008, the new termination date of the agreement.

The Advisory Agreement was re-approved again with respect to the Portfolio by the Trustees, including all of the Independent Trustees, at the annual contract renewal meeting held on May 8-9, 2008 (together with the February Meeting, the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

The Trustees reviewed information on the following topics for the Portfolio: the Investment Adviser’s profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and policies adopted by the Investment Adviser regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and category selected by Lipper Inc. (“Lipper”), a third party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by a mutual fund peer group and category selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio, including reports on soft dollar usage and best execution. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, co-administrator and securities lending agent. The Trust-

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

TRUSTEES AND OFFICERS continued	MAY 31, 2008 (UNAUDITED)

ees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements that were applicable to the Portfolio and the continued involvement of internal audit in reviewing operations related to the Portfolio. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer (“CCO”) during the year to strengthen the Portfolio’s compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s CCO at Board meetings throughout the year. Finally, the Trustees considered the Investment Adviser’s responsiveness to their requests for information.

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolio’s investment performance relative to its performance benchmark. Information on the Portfolio’s investment performance was provided for one, three, five and ten years. The Trustees also considered the Portfolio’s investment performance in light of its investment benchmark and objective and the investor base the Portfolio is intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio and changes made throughout the year to investment personnel to address performance issues.

Based on the information received, the Trustees noted that the Portfolio lagged its benchmark and Lipper universe for the one-, three- and five-year periods. However, the Trustees considered the steps that the Investment Adviser had taken in the past year to obtain approval from the SEC to reposition the Portfolio to operate as an asset allocation fund within the framework of a fund of funds, involving a change in the Portfolio’s principal investment strategy. In that regard, the Board also considered the material contractual reduction by the Investment Adviser in the investment advisory fee from 60 basis points to 25 basis points. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improving the investment performance of the Portfolio.

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratios; the Investment Adviser’s voluntary fee waiver with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s voluntary and contractual expense reimbursements and fee waiver for the Portfolio. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. The Board also considered the material reduction in the Portfolio’s investment advisory fees in connection with the change in the Portfolio’s investment strategy.

Information on the services rendered by the Investment Adviser to the Portfolio, the reduced fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratios was compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it, and on the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Portfolio. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to limit the Portfolio’s total expense ratios to specified levels.

After deliberation, the Trustees concluded at the Annual Contract Meeting that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual or projected costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Item 2.	Code of Ethics.

Not applicable for the reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6.	Schedule of Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Institutional Funds

By (Signature and Title)	/S/ LLOYD A. WENNLUND
Lloyd A. Wennlund, President (Principal Executive Officer)

Date: August 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ LLOYD A. WENNLUND
Lloyd A. Wennlund, President (Principal Executive Officer)

Date: August 6, 2008

By (Signature and Title)	/S/ RANDAL REIN
Randal Rein, Assistant Treasurer (Acting Principal Financial and Accounting Officer)

Date: August 6, 2008